UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          December 31, 2006

Date of reporting period:         June 30, 2006


ITEM 1. REPORT TO SHAREHOLDERS
==============================


                                                           ----------------
                                                  [LOGO]   WELLS  ADVANTAGE
                                                           FARGO  FUNDS
                                                           ----------------

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[GRAPHIC OMITTED]
                                                        JUNE 30, 2006

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                                                     Semi-Annual Report

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WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

Wells Fargo Advantage VT Asset Allocation Fund

Wells Fargo Advantage VT C&B Large Cap Value Fund

Wells Fargo Advantage VT Discovery Fund(SM)

Wells Fargo Advantage VT Equity Income Fund

Wells Fargo Advantage VT International Core Fund

Wells Fargo Advantage VT Large Company Core Fund

Wells Fargo Advantage VT Large Company Growth Fund

Wells Fargo Advantage VT Money Market Fund

Wells Fargo Advantage VT Opportunity Fund(SM)

Wells Fargo Advantage VT Small Cap Growth Fund

Wells Fargo Advantage VT Small/Mid Cap Value Fund

Wells Fargo Advantage VT Total Return Bond Fund

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Contractholders .................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Wells Fargo Advantage VT Asset Allocation Fund .........................    2
   Wells Fargo Advantage VT C&B Large Cap Value Fund ......................    4
   Wells Fargo Advantage VT Discovery Fund ................................    6
   Wells Fargo Advantage VT Equity Income Fund ............................    8
   Wells Fargo Advantage VT International Core Fund .......................   10
   Wells Fargo Advantage VT Large Company Core Fund .......................   12
   Wells Fargo Advantage VT Large Company Growth Fund .....................   14
   Wells Fargo Advantage VT Money Market Fund .............................   16
   Wells Fargo Advantage VT Opportunity Fund ..............................   18
   Wells Fargo Advantage VT Small Cap Growth Fund .........................   20
   Wells Fargo Advantage VT Small/Mid Cap Value Fund ......................   22
   Wells Fargo Advantage VT Total Return Bond Fund ........................   24
Fund Expenses (Unaudited) .................................................   26
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Wells Fargo Advantage VT Asset Allocation Fund .........................   28
   Wells Fargo Advantage VT C&B Large Cap Value Fund ......................   45
   Wells Fargo Advantage VT Discovery Fund ................................   50
   Wells Fargo Advantage VT Equity Income Fund ............................   56
   Wells Fargo Advantage VT International Core Fund .......................   61
   Wells Fargo Advantage VT Large Company Core Fund .......................   67
   Wells Fargo Advantage VT Large Company Growth Fund .....................   71
   Wells Fargo Advantage VT Money Market Fund .............................   75
   Wells Fargo Advantage VT Opportunity Fund ..............................   78
   Wells Fargo Advantage VT Small Cap Growth Fund .........................   85
   Wells Fargo Advantage VT Small/Mid Cap Value Fund ......................   91
   Wells Fargo Advantage VT Total Return Bond Fund ........................   97
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................  112
   Statements of Operations ...............................................  116
   Statements of Changes in Net Assets ....................................  120
   Financial Highlights ...................................................  126
   Notes to Financial Highlights ..........................................  130
Notes to Financial Statements .............................................  131
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Other Information (Unaudited) .............................................  142
--------------------------------------------------------------------------------
List of Abbreviations .....................................................  148
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               ---------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               ---------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO CONTRACTHOLDERS             WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

DEAR VALUED CONTRACTHOLDER,

      Enclosed is your WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS semi-annual report for the six-month period that ended June 30, 2006. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      After an exceptionally strong 5.6% growth rate in the first quarter of 2006, real Gross Domestic Product (GDP) advanced at about half that pace for the second quarter. As GDP growth slowed, inflation accelerated during the second quarter. Consumer spending, which grew at an unsustainable rate of more than 5% during the first quarter of 2006, is estimated to have increased at only a 2.5% rate during the second quarter. Housing has been an important source of strength in this expansion, but it slowed enough to subtract from second-quarter growth. For the United States, however, average home prices are still rising, but at a much slower pace than in 2005. Business spending and exports were stronger in the second quarter than in previous quarters.

      Inflation has become the most serious problem confronting the Fed. Year-over-year growth rates for the Producer Price Index and Consumer Price Index (CPI) are now at 4.5% and 4.2%, respectively, well above the 2% to 3% ranges of the past three years. The core CPI is now up 2.4% from a year ago, versus a 1% to 2% target range that Fed officials had defined. Higher costs for raw materials, energy, and labor inputs are apparently starting to show up in the prices of final goods and services.

STOCK MARKET REMAINS UNPREDICTABLE
--------------------------------------------------------------------------------

      Stocks performed very well during the first quarter of 2006, only to reverse course during the second quarter. During the first quarter, most equity indices posted respectable returns on the strength of better-than-expected corporate earnings and speculation that the Fed was nearing a pause in its current tightening cycle. In fact, the S&P 500 Index and the Dow Jones Industrial Average each posted the best first-quarter results since 1999 and 2002, respectively. The NASDAQ Composite (NASDAQ) ended the first quarter at a five-year high. Most of those gains were essentially erased during the second quarter as escalating energy prices, mounting geopolitical tensions, rising inflation concerns, and uncertainty around the Fed led to deflated sentiment within the equity markets. As of June 30, 2006, both the S&P 500 Index and the Dow Jones Industrial Average were slightly positive on a year-to-date basis. The NASDAQ finished the first half of the year modestly lower.

BONDS OFFER MIXED PERFORMANCE
--------------------------------------------------------------------------------

      The six-month period that ended June 30, 2006, was difficult for the bond markets as the Fed continued to increase the Federal funds rate, causing the prices of intermediate and long-term bonds to decline. Total returns were negative for the taxable, investment-grade bond market. The high-yield taxable and broad municipal markets, however, performed much better, recording positive results. U.S. Treasuries performed poorly, suffering from a flat yield curve and a rising interest-rate environment. High-yield bonds were the strongest performers, with many investors continuing to seek higher yields in the current environment. Asset-backed securities also performed well due to the shorter relative duration (that is, low interest-rate sensitivity) of that market. Municipal bonds usually perform better than U.S. Treasury or corporate bonds when interest rates are rising. That cyclical pattern was evident again during the past six months.

LOOKING AHEAD
--------------------------------------------------------------------------------

      This is a challenging time for investors because no one asset class seems to be offering compelling value. If inflation pressures remain elevated, additional Fed tightening may begin to curtail consumer spending and produce price weakness in the stock and bond markets. In this type of market environment, maintaining a long-term perspective and a high degree of portfolio diversification may prove to be the more prudent investment strategy. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track for reaching your financial destination.

      To help you reach your diversification goals, we offer funds across most major asset classes that are guided by skillful money managers--our subadvisers--who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking skillful money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move toward their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Galen G. Blomster, CFA                  04/15/1994
   Gregory T. Genung, CFA
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 0.61% 1 for the six-month period that ended June 30, 2006, outperforming its benchmark, the Asset Allocation Composite Index 2, which returned (0.49)% during the same period. In addition, the Fund underperformed the S&P 500 Index 3, which returned 2.71% and it outperformed the Lehman Brothers 20+ Year U.S. Treasury Index 4, which returned (6.40)% during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's emphasis on stocks, which significantly outperformed long-term U.S. Treasury bonds during the six-month period, enabled the Fund to outperform its benchmark, the Asset Allocation Composite Index. Investor sentiment on the economy and stock market continued to help push stock prices higher through early May 2006. However, expectations changed abruptly late in the period, as both investors and the Fed turned their focus to reports of a higher core rate of inflation. With the Fed's steady determination to continue its tightening, investor expectations were dashed for a potential pause in rising interest rates. Bond yields moved sharply higher throughout the six-month period, with longer maturities experiencing the most correction in the rising interest rate environment. The pace of the economy slowed from a strong first quarter of 2006 but still produced solid growth and above-average earnings growth through the end of the second quarter of 2006. Exposure to long-term U.S. Treasury bonds hurt performance, but the loss was more than offset by the 25% Tactical Asset Allocation (TAA) shift toward stocks throughout the six-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The stock holdings in the Fund are indexed to the S&P 500 Index, and the bond holdings are indexed to the Lehman Brothers 20+ Year U.S. Treasury Index. The TAA Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 25% shift toward stocks throughout the six-month period. In implementing the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. With the shift toward stocks, the portfolio maintained a long position in the S&P 500 Index futures and was short the long-term U.S. Treasury bond futures. Throughout the six-month period, the Fund was at a maximum equity overweighting, with an effective target allocation of 85% stocks and 15% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With the S&P 500 Index significantly outperforming long-term U.S. Treasury bonds, the 25% TAA shift toward stocks improved performance of the Fund during the six-month period. While stocks have outperformed the broad bond market, the TAA Model indicates that stocks remain attractive relative to bonds. As a result, the Fund will keep its overweighted position in stocks until the relative valuation between stocks and bonds returns to a more normal condition.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND was named the Wells Fargo Advantage Asset Allocation Fund and prior to April 11, 2005, was named the Wells Fargo Asset Allocation Fund. Performance for the Fund prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    10-Year
-----------------------------------------------------------------------------------------------------
   VT Asset Allocation Fund (Incept. Date 04/15/1994)          0.61        4.67      3.82      7.46
-----------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------
     Asset Allocation Composite Index 2                       (0.49)       2.56      4.44      8.60
-----------------------------------------------------------------------------------------------------
     S&P 500 Index 3                                           2.71        8.62      2.49      8.32
-----------------------------------------------------------------------------------------------------
     Lehman Brothers 20+ Year U.S. Treasury Index 4           (6.40)      (8.34)     6.68      7.77
-----------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                  1.00
--------------------------------------------------------------------------------
   Weighted Average Coupon of Bond Portfolio                               5.82%
--------------------------------------------------------------------------------
   Weighted Average Maturity of Bond Portfolio                      22.87 years
--------------------------------------------------------------------------------
   Modified Duration of Bond Portfolio                              12.71 years
--------------------------------------------------------------------------------
   Portfolio Turnover                                                         1%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                               $  12.98

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE ASSET ALLOCATION COMPOSITE INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           7%
Consumer Staples                                 6%
Energy                                           7%
Financials                                      14%
Health Care                                      8%
Industrials                                      7%
Information Technology                           9%
Materials                                        2%
Telecommunication Services                       2%
Utilities                                        2%
U.S. Treasury Securities                        36%

TEN LARGEST PORTFOLIO HOLDINGS 5,6 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.13%, 11/15/2027                                   5.10%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.25%, 5/15/2030                                    4.24%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.38%, 2/15/2031                                    3.78%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.00%, 2/15/2026                                    3.13%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.88%, 8/15/2025                                    2.75%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.13%, 8/15/2029                                    2.62%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.50%, 11/15/2026                                   2.59%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.50%, 8/15/2028                                    2.54%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.25%, 2/15/2029                                    2.38%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.63%, 2/15/2027                                    2.31%

GROWTH OF $10,000 INVESTMENT 7 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       WELLS FARGO          Lehman
                       ADVANTAGE VT      Brothers 20+                      Asset Allocation
                     ASSET ALLOCATION     Years U.S.          S&P 500          Composite
                           FUND         Treasury Index         Index             Index
                     ----------------   --------------       ---------     -----------------
       6/30/1996          $10,000           $10,000            $10,000          $10,000
       7/31/1996          $ 9,772           $10,000            $ 9,558          $ 9,713
       8/31/1996          $ 9,755           $ 9,857            $ 9,760          $ 9,798
       9/30/1996          $10,128           $10,144            $10,308          $10,256
      10/31/1996          $10,483           $10,569            $10,593          $10,590
      11/30/1996          $11,024           $10,946            $11,392          $11,242
      12/31/1996          $10,742           $10,660            $11,167          $10,995
       1/31/1997          $10,949           $10,565            $11,865          $11,406
       2/28/1997          $10,977           $10,567            $11,957          $11,465
       3/31/1997          $10,586           $10,277            $11,467          $11,049
       4/30/1997          $11,015           $10,538            $12,151          $11,576
       5/31/1997          $11,386           $10,660            $12,889          $12,081
       6/30/1997          $11,692           $10,883            $13,467          $12,521
       7/31/1997          $12,492           $11,581            $14,537          $13,449
       8/31/1997          $11,981           $11,223            $13,723          $12,814
       9/30/1997          $12,432           $11,556            $14,474          $13,403
      10/31/1997          $12,452           $11,981            $13,990          $13,285
      11/30/1997          $12,735           $12,169            $14,638          $13,758
      12/31/1997          $12,985           $12,385            $14,890          $13,996
       1/31/1998          $13,180           $12,645            $15,054          $14,200
       2/28/1998          $13,764           $12,544            $16,139          $14,826
       3/31/1998          $14,260           $12,569            $16,965          $15,329
       4/30/1998          $14,381           $12,611            $17,139          $15,447
       5/31/1998          $14,304           $12,878            $16,844          $15,389
       6/30/1998          $14,836           $13,217            $17,528          $15,937
       7/31/1998          $14,693           $13,142            $17,342          $15,795
       8/31/1998          $13,292           $13,784            $14,836          $14,583
       9/30/1998          $14,039           $14,292            $15,787          $15,378
      10/31/1998          $14,848           $14,049            $17,070          $16,099
      11/30/1998          $15,568           $14,179            $18,105          $16,785
      12/31/1998          $16,265           $14,146            $19,148          $17,399
       1/31/1999          $16,821           $14,280            $19,948          $17,930
       2/28/1999          $16,216           $13,517            $19,328          $17,232
       3/31/1999          $16,679           $13,457            $20,101          $17,654
       4/30/1999          $17,152           $13,468            $20,879          $18,103
       5/31/1999          $16,788           $13,254            $20,386          $17,725
       6/30/1999          $17,256           $13,092            $21,517          $18,288
       7/31/1999          $16,878           $13,018            $20,846          $17,881
       8/31/1999          $16,793           $12,956            $20,742          $17,794
       9/30/1999          $16,550           $13,050            $20,174          $17,522
      10/31/1999          $17,139           $13,052            $21,451          $18,243
      11/30/1999          $17,286           $12,952            $21,886          $18,436
      12/31/1999          $17,782           $12,723            $23,175          $19,027
       1/31/2000          $17,412           $12,945            $22,012          $18,522
       2/29/2000          $17,535           $13,404            $21,596          $18,524
       3/31/2000          $18,799           $13,906            $23,708          $19,944
       4/30/2000          $18,389           $13,768            $22,994          $19,485
       5/31/2000          $18,079           $13,698            $22,523          $19,191
       6/30/2000          $18,499           $13,996            $23,079          $19,645
       7/31/2000          $18,424           $14,273            $22,719          $19,581
       8/31/2000          $19,281           $14,621            $24,130          $20,539
       9/30/2000          $18,526           $14,371            $22,856          $19,711
      10/31/2000          $18,578           $14,611            $22,760          $19,772
      11/30/2000          $17,789           $15,107            $20,967          $18,993
      12/31/2000          $17,963           $15,460            $21,069          $19,209
       1/31/2001          $18,418           $15,458            $21,817          $19,652
       2/28/2001          $17,209           $15,731            $19,830          $18,609
       3/31/2001          $16,374           $15,605            $18,575          $17,791
       4/30/2001          $17,158           $15,115            $20,016          $18,493
       5/31/2001          $17,275           $15,140            $20,150          $18,585
       6/30/2001          $17,028           $15,296            $19,660          $18,358
       7/31/2001          $17,106           $15,901            $19,468          $18,494
       8/31/2001          $16,510           $16,282            $18,251          $17,898
       9/30/2001          $15,688           $16,320            $16,778          $16,973
      10/31/2001          $16,161           $17,291            $17,099          $17,537
      11/30/2001          $16,715           $16,374            $18,410          $18,085
      12/31/2001          $16,713           $16,021            $18,572          $18,052
       1/31/2002          $16,591           $16,245            $18,301          $17,969
       2/28/2002          $16,401           $16,424            $17,948          $17,813
       3/31/2002          $16,608           $15,665            $18,623          $17,961
       4/30/2002          $16,171           $16,307            $17,494          $17,511
       5/31/2002          $16,103           $16,309            $17,366          $17,428
       6/30/2002          $15,558           $16,597            $16,130          $16,729
       7/31/2002          $14,755           $17,123            $14,873          $16,067
       8/31/2002          $14,921           $18,017            $14,970          $16,429
       9/30/2002          $13,656           $18,815            $13,344          $15,524
      10/31/2002          $14,561           $18,114            $14,517          $16,209
      11/30/2002          $15,257           $17,967            $15,371          $16,783
      12/31/2002          $14,566           $18,745            $14,469          $16,396
       1/31/2003          $14,244           $18,687            $14,091          $16,100
       2/28/2003          $14,090           $19,277            $13,880          $16,121
       3/31/2003          $14,179           $18,955            $14,013          $16,127
       4/30/2003          $15,163           $19,198            $15,167          $17,063
       5/31/2003          $15,922           $20,429            $15,965          $18,030
       6/30/2003          $16,036           $20,010            $16,170          $18,051
       7/31/2003          $15,994           $17,949            $16,454          $17,607
       8/31/2003          $16,290           $18,340            $16,775          $17,964
       9/30/2003          $16,250           $19,347            $16,597          $18,185
      10/31/2003          $16,915           $18,749            $17,535          $18,657
      11/30/2003          $17,043           $18,858            $17,689          $18,802
      12/31/2003          $17,784           $19,082            $18,616          $19,520
       1/31/2004          $18,097           $19,466            $18,959          $19,891
       2/29/2004          $18,339           $19,888            $19,222          $20,222
       3/31/2004          $18,140           $20,193            $18,932          $20,132
       4/30/2004          $17,712           $18,930            $18,635          $19,487
       5/31/2004          $17,883           $18,853            $18,890          $19,632
       6/30/2004          $18,189           $19,036            $19,257          $19,947
       7/31/2004          $17,715           $19,384            $18,619          $19,645
       8/31/2004          $17,863           $20,186            $18,694          $19,981
       9/30/2004          $18,031           $20,405            $18,897          $20,198
      10/31/2004          $18,299           $20,752            $19,185          $20,518
      11/30/2004          $18,850           $20,237            $19,961          $20,879
      12/31/2004          $19,446           $20,795            $20,640          $21,543
       1/31/2005          $19,176           $21,527            $20,137          $21,467
       2/28/2005          $19,461           $21,243            $20,559          $21,661
       3/31/2005          $19,148           $21,099            $20,196          $21,361
       4/30/2005          $18,952           $21,924            $19,812          $21,390
       5/31/2005          $19,540           $22,595            $20,442          $22,061
       6/30/2005          $19,624           $23,053            $20,470          $22,239
       7/31/2005          $20,135           $22,362            $21,232          $22,542
       8/31/2005          $20,073           $23,111            $21,039          $22,673
       9/30/2005          $20,050           $22,283            $21,209          $22,508
      10/31/2005          $19,677           $21,798            $20,855          $22,092
      11/30/2005          $20,315           $21,948            $21,643          $22,687
      12/31/2005          $20,415           $22,580            $21,652          $22,921
       1/31/2006          $20,791           $22,296            $22,226          $23,214
       2/28/2006          $20,900           $22,568            $22,286          $23,354
       3/31/2006          $20,902           $21,516            $22,562          $23,163
       4/30/2006          $21,012           $20,916            $22,864          $23,138
       5/31/2006          $20,493           $20,937            $22,208          $22,714
       6/30/2006          $20,540           $21,135            $22,237          $22,809

--------------------------------------------------------------------------------

2 The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers 20+ Year U.S. Treasury Index. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Lehman Brothers 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

5 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

6 The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND for the most recent ten years of the Fund with the Asset Allocation Composite Index, S&P 500 Index and the Lehman Brothers 20+ Year U.S. Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Cooke & Bieler, L.P.

FUND MANAGERS                            FUND INCEPTION DATE
   Kermick S. Eck, CFA                     05/01/1998
   Daren C. Heitman, CFA
   Michael M. Meyer, CFA
   James R. Norris
   Edward W. O'Connor, CFA
   R. James O'Neil, CFA
   Mehul Trivedi, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 5.61% 1 for the six-month period that ended June 30, 2006, underperforming its benchmark, the Russell 1000(R) Value Index 2, which returned 6.56% during the same period. In addition, the Fund outperformed the S&P 500 Index 3, which returned 2.71% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      To put the market environment in perspective during the six-month period, the search for higher returns in higher-risk industries, especially commodities, that began in late 2004 continued. In addition, the second quarter of 2006 featured underperformance of cyclical stocks, and outperformance of stocks, such as utilities, and appeared to spark concern that the economy was headed for a slowdown, stagflation, or perhaps recession. The Fund's underweighting in the energy and utility sectors and overweighting in technology accounted for nearly all the underperformance compared to the Russell 1000(R) Value Index. The Fund's worst performing stocks during the period included Boston Scientific, Dell, Inc., and American Power Conversion. The Fund's best performing stocks during the period included Dover Corporation, Big Lots, and Molex.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The more challenging investment environment and related volatility created the opportunity for us to make new investments in the portfolio during the past six months. Beyond adding to existing holdings that are temporarily out of favor, we also established new positions in a number of companies that we believe to be of high quality and financially strong and whose stocks are currently undervalued by our measures: American International Group, American Power Conversion, Dell Inc., Diageo, General Electric, Johnson & Johnson, Quest Diagnostics, Inc., and Willis Group Holdings. To make room for these opportunities in the portfolio, we sold our stakes in Applied Materials, Bristol-Myers Company, Engelhard Corporation, FedEx, Manpower Inc., Merck & Co., and Leggett and Platt because these companies achieved our price targets, or, as in a few cases, we reassessed our view of the quality of the underlying business.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The market appears to be worried that the economy is headed for a slowdown, stagflation, or perhaps recession. It is interesting to note that commodity stocks, which continued to outperform, are now considered to be safe havens. Traditionally, that has not been their role. These are industries whose fortunes are determined by unpredictable, sometimes volatiles supply and demand curves. The fact that stock prices of commodity producers are continuing to do well in the current period of market retrenchment is evidence of just how popular these stocks have become and how complacent the market has become with regard to financial risk.

      As always, we remain committed to our high-quality, low-risk investment approach. Rather than bet on changes such as global supply and demand curves, we prefer to invest in companies that have much greater control over their own destinies. We like companies that we believe enjoy competitive advantage, have the capability of producing reliable earnings and cash flow, or operate in industries with meaningful barriers to entry. If the market environment is indeed becoming more challenging and investors more risk averse, we would expect these characteristics to become increasingly attractive.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      THE WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS INCLUDING INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    Life of Fund
----------------------------------------------------------------------------------------------------------
   VT C&B Large Cap Value Fund (Incept. Date 05/01/1998)       5.61        7.54      1.78          .87
----------------------------------------------------------------------------------------------------------
   Benchmarks
----------------------------------------------------------------------------------------------------------
     Russell 1000(R) Value Index 2                             6.56       12.10      6.90         6.15
----------------------------------------------------------------------------------------------------------
     S&P 500 Index 3                                           2.71        8.62      2.49         3.24

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                   .87
--------------------------------------------------------------------------------
   Price to Earnings Ratio (trailing 12 months)                           17.16
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     4.31
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $ 24.16
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        19%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $  9.82

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R)VALUE INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          19%
Consumer Staples                                11%
Energy                                           5%
Financials                                      24%
Health Care                                     11%
Industrials                                     20%
Information Technology                           7%
Telecommunication Services                       3%

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Bank Of America Corporation                                             3.62%
--------------------------------------------------------------------------------
   Dover Corporation                                                       3.16%
--------------------------------------------------------------------------------
   McDonald's Corporation                                                  2.97%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 2.90%
--------------------------------------------------------------------------------
   Vodafone Group plc ADR                                                  2.90%
--------------------------------------------------------------------------------
   American Express Company                                                2.89%
--------------------------------------------------------------------------------
   Omnicom Group Incorporated                                              2.75%
--------------------------------------------------------------------------------
   Tyco International Limited                                              2.72%
--------------------------------------------------------------------------------
   State Street Corporation                                                2.68%
--------------------------------------------------------------------------------
   Allstate Corporation                                                    2.51%

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE
                VT C&B LARGE CAP       Russell 1000(R)
                   VALUE FUND            Value Index      S&P 500 Index
              ---------------------    ---------------    -------------
  5/1/1998           $10,000               $10,000           $10,000
 5/31/1998           $ 9,680               $ 9,852           $ 9,828
 6/30/1998           $ 9,739               $ 9,978           $10,227
 7/31/1998           $ 9,268               $ 9,801           $10,119
 8/31/1998           $ 8,156               $ 8,343           $ 8,656
 9/30/1998           $ 8,626               $ 8,822           $ 9,211
10/31/1998           $ 9,199               $ 9,506           $ 9,960
11/30/1998           $ 9,460               $ 9,949           $10,564
12/31/1998           $ 9,624               $10,288           $11,172
 1/31/1999           $ 9,403               $10,370           $11,639
 2/28/1999           $ 9,161               $10,224           $11,277
 3/31/1999           $ 9,380               $10,436           $11,728
 4/30/1999           $10,188               $11,410           $12,182
 5/31/1999           $10,087               $11,285           $11,895
 6/30/1999           $10,399               $11,612           $12,555
 7/31/1999           $10,024               $11,272           $12,163
 8/31/1999           $ 9,477               $10,854           $12,103
 9/30/1999           $ 8,981               $10,475           $11,771
10/31/1999           $ 9,285               $11,078           $12,516
11/30/1999           $ 9,255               $10,992           $12,770
12/31/1999           $ 9,386               $11,044           $13,522
 1/31/2000           $ 9,142               $10,684           $12,844
 2/29/2000           $ 8,715               $ 9,891           $12,601
 3/31/2000           $ 9,498               $11,097           $13,833
 4/30/2000           $ 9,284               $10,968           $13,417
 5/31/2000           $ 9,416               $11,084           $13,142
 6/30/2000           $ 9,157               $10,577           $13,466
 7/31/2000           $ 9,311               $10,709           $13,256
 8/31/2000           $ 9,974               $11,305           $14,080
 9/30/2000           $ 9,813               $11,409           $13,336
10/31/2000           $10,048               $11,689           $13,280
11/30/2000           $ 9,527               $11,256           $12,234
12/31/2000           $ 9,929               $11,820           $12,294
 1/31/2001           $10,103               $11,865           $12,730
 2/28/2001           $ 9,806               $11,535           $11,570
 3/31/2001           $ 9,420               $11,128           $10,838
 4/30/2001           $ 9,953               $11,673           $11,679
 5/31/2001           $10,107               $11,935           $11,757
 6/30/2001           $ 9,824               $11,671           $11,471
 7/31/2001           $ 9,783               $11,646           $11,359
 8/31/2001           $ 9,249               $11,179           $10,649
 9/30/2001           $ 8,553               $10,392           $ 9,790
10/31/2001           $ 8,738               $10,303           $ 9,977
11/30/2001           $ 9,222               $10,901           $10,742
12/31/2001           $ 9,295               $11,158           $10,836
 1/31/2002           $ 8,821               $11,073           $10,678
 2/28/2002           $ 8,769               $11,090           $10,472
 3/31/2002           $ 9,341               $11,615           $10,866
 4/30/2002           $ 8,794               $11,216           $10,207
 5/31/2002           $ 8,711               $11,273           $10,133
 6/30/2002           $ 8,157               $10,625           $ 9,411
 7/31/2002           $ 7,392               $ 9,637           $ 8,678
 8/31/2002           $ 7,423               $ 9,711           $ 8,735
 9/30/2002           $ 6,436               $ 8,631           $ 7,786
10/31/2002           $ 6,977               $ 9,270           $ 8,471
11/30/2002           $ 7,424               $ 9,854           $ 8,969
12/31/2002           $ 7,056               $ 9,427           $ 8,442
 1/31/2003           $ 6,857               $ 9,199           $ 8,222
 2/28/2003           $ 6,658               $ 8,953           $ 8,098
 3/31/2003           $ 6,673               $ 8,968           $ 8,176
 4/30/2003           $ 7,197               $ 9,757           $ 8,850
 5/31/2003           $ 7,606               $10,388           $ 9,315
 6/30/2003           $ 7,745               $10,517           $ 9,435
 7/31/2003           $ 7,872               $10,674           $ 9,601
 8/31/2003           $ 7,903               $10,841           $ 9,788
 9/30/2003           $ 7,858               $10,734           $ 9,684
10/31/2003           $ 8,292               $11,391           $10,231
11/30/2003           $ 8,376               $11,546           $10,321
12/31/2003           $ 8,859               $12,258           $10,862
 1/31/2004           $ 9,008               $12,473           $11,062
 2/29/2004           $ 9,253               $12,740           $11,216
 3/31/2004           $ 9,147               $12,629           $11,046
 4/30/2004           $ 8,998               $12,321           $10,873
 5/31/2004           $ 9,009               $12,446           $11,022
 6/30/2004           $ 9,151               $12,740           $11,236
 7/31/2004           $ 8,969               $12,561           $10,864
 8/31/2004           $ 9,044               $12,739           $10,908
 9/30/2004           $ 9,111               $12,937           $11,026
10/31/2004           $ 9,176               $13,152           $11,194
11/30/2004           $ 9,562               $13,817           $11,647
12/31/2004           $ 9,854               $14,280           $12,043
 1/31/2005           $ 9,789               $14,025           $11,749
 2/28/2005           $10,016               $14,490           $11,996
 3/31/2005           $ 9,904               $14,291           $11,784
 4/30/2005           $ 9,720               $14,035           $11,560
 5/31/2005           $ 9,958               $14,374           $11,927
 6/30/2005           $ 9,978               $14,530           $11,944
 7/31/2005           $10,270               $14,950           $12,388
 8/31/2005           $10,075               $14,886           $12,276
 9/30/2005           $ 9,978               $15,094           $12,375
10/31/2005           $ 9,805               $14,711           $12,168
11/30/2005           $10,185               $15,192           $12,628
12/31/2005           $10,160               $15,285           $12,633
 1/31/2006           $10,432               $15,878           $12,968
 2/28/2006           $10,464               $15,974           $13,003
 3/31/2006           $10,707               $16,190           $13,165
 4/30/2006           $10,980               $16,601           $13,341
 5/31/2006           $10,816               $16,181           $12,958
 6/30/2006           $10,730               $16,285           $12,975

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND was named the Wells Fargo Advantage C&B Large Cap Value Fund and prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND was named the Wells Fargo Equity Value Fund. Performance for the Fund prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund.

2 The Russell 1000(R) Value Index measures performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Russell 1000(R) Value Index to replace the S&P 500 Index as its benchmark index going forward because the Russell 1000(R) Value Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

5 The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND for the life of the Fund with the Russell 1000(R) Value Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Thomas J. Pence, CFA                    05/08/1992
   James M. Leach, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 6.49% 1 for the six-month period that ended June 30, 2006, outperforming its benchmark, the Russell 2500(TM) Growth Index 2, which returned 4.98%. In addition, the Fund underperformed the Russell 2000(R) Index 3, which returned 8.21% and it outperformed the Russell Midcap(R) Growth Index 4, which returned 2.56%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's relative outperformance was led by holdings within the consumer discretionary and telecommunication sectors. These gains were slightly offset by relative weakness within the financial sector, and the Fund's holdings in the financial sector detracted from returns during the period. We continued to be selective in the financial sector due to the potential peak of the credit cycle and unfavorable growth outlook for mid-sized thrifts. However, we retained a position in Endurance Specialty Holdings Ltd., which we believe will benefit from higher pricing in the second half of 2006.

      The equity market experienced a considerable increase in volatility during the period. Strong profitability, pristine corporate balance sheets, and record margins propelled stock indices to approach new highs early in the second quarter of 2006. However, following the Fed's meeting in May 2006, investors wondered if inflation was contained and wanted to know if interest rates would continue to increase in an effort to keep inflation under control. As a result of the uncertainty, May 2006 posted a sell-off, and equities around the world tumbled. With this backdrop of investor sentiment, equities rallied through the end of the period. This market reaction was based on renewed hope from the Fed that further interest rate increases would be less severe than expected.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased the Fund's exposure in selected consumer discretionary and materials holdings. For example, NutriSystem Inc., a provider of weight loss products, benefited from strong consumer demand. The firm had expanded its product line to include a men's weight loss program, which attracted new customers. We also increased the Fund's exposure in the materials sector by initiating a holding in Chaparral Steel Company. This firm continued to benefit from growth in nonresidential construction spending.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that these are unpredictable times. Recent market corrections made attractive valuations even more compelling because profit and growth expectations have only slightly moderated since the beginning of 2006. Further, should the Fed pause from raising interest rates, we believe equity valuations could be the beneficiaries, because positive cash flow yields of corporate equities make them more attractive relative to fixed-income investments. While corporate profit growth is expected to moderate from the strong levels seen in 2005, it should remain respectable and may create a tailwind in the market. However, we think the consumer is the wild card in the economy because high energy prices and higher interest rates may become obstacles to spending growth if inflation goes unchecked and solid productivity fails to provide a buffer. We will continue to navigate this environment by focusing on companies that we believe have the ability to deploy cash in projects that can generate a high return on invested capital. While these projects have become more limited, we will continue to watch the strength of capital spending within energy, selected areas of technology, and health care.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT DISCOVERY FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    10-Year
-----------------------------------------------------------------------------------------------------
   VT Discovery Fund(SM) (Incept. Date 05/08/1992)             6.49       16.21      9.20      8.70
-----------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------
     Russell 2500(TM) Growth Index 2                           4.98       14.62      4.39      6.64
-----------------------------------------------------------------------------------------------------
     Russell 2000(R) Index 3                                   8.21       14.58      8.50      9.05
-----------------------------------------------------------------------------------------------------
     Russell Midcap(R) Growth Index 4                          2.56       13.04      4.76      8.46
-----------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                  1.07
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 28.10
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     4.02
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $  2.53
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        60%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $ 15.27

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 2500(TM) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          19%
Consumer Staples                                 1%
Energy                                          10%
Financials                                       2%
Health Care                                     21%
Industrials                                     11%
Information Technology                          24%
Materials                                        7%
Telecommunication Services                       5%

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                               3.24%
--------------------------------------------------------------------------------
   Hilton Hotels Corporation                                               2.88%
--------------------------------------------------------------------------------
   FormFactor Incorporated                                                 2.42%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation                              2.36%
--------------------------------------------------------------------------------
   Tetra Technologies Incorporated                                         2.30%
--------------------------------------------------------------------------------
   American Tower Corporation Class A                                      2.13%
--------------------------------------------------------------------------------
   Chesapeake Energy Corporation                                           2.01%
--------------------------------------------------------------------------------
   NutriSystem Incorporated                                                1.98%
--------------------------------------------------------------------------------
   Precision Castparts Corporation                                         1.95%
--------------------------------------------------------------------------------
   Ladish Company Incorporated                                             1.92%

GROWTH OF $10,000 INVESTMENT 7 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE   Russell Midcap(R)                           Russell 2500(TM)
               VT DISCOVERY FUND       Growth Index      Russell 2000(R) Index     Growth Index
             ---------------------   -----------------   ---------------------   ----------------
 6/30/1996          $10,000               $10,000                $10,000             $10,000
 7/31/1996          $ 9,124               $ 9,224                $ 9,127             $ 9,006
 8/31/1996          $ 9,416               $ 9,722                $ 9,657             $ 9,626
 9/30/1996          $ 9,908               $10,340                $10,035             $10,137
10/31/1996          $ 9,870               $10,219                $ 9,880             $ 9,822
11/30/1996          $10,357               $10,821                $10,287             $10,182
12/31/1996          $10,319               $10,638                $10,557             $10,232
 1/31/1997          $10,567               $11,109                $10,768             $10,538
 2/28/1997          $ 9,975               $10,864                $10,507             $10,076
 3/31/1997          $ 9,287               $10,250                $10,012             $ 9,413
 4/30/1997          $ 9,392               $10,501                $10,040             $ 9,455
 5/31/1997          $10,414               $11,442                $11,157             $10,589
 6/30/1997          $10,758               $11,759                $11,636             $10,943
 7/31/1997          $11,637               $12,885                $12,177             $11,637
 8/31/1997          $11,752               $12,759                $12,456             $11,921
 9/30/1997          $12,526               $13,405                $13,367             $12,763
10/31/1997          $11,914               $12,734                $12,780             $11,967
11/30/1997          $11,886               $12,867                $12,697             $11,783
12/31/1997          $11,494               $13,036                $12,920             $11,742
 1/31/1998          $11,379               $12,802                $12,715             $11,588
 2/28/1998          $12,230               $14,005                $13,655             $12,583
 3/31/1998          $12,784               $14,592                $14,218             $13,050
 4/30/1998          $12,687               $14,790                $14,296             $13,169
 5/31/1998          $12,115               $14,182                $13,525             $12,323
 6/30/1998          $12,377               $14,583                $13,554             $12,414
 7/31/1998          $11,795               $13,959                $12,456             $11,489
 8/31/1998          $ 9,886               $11,295                $10,037             $ 8,879
 9/30/1998          $10,235               $12,149                $10,823             $ 9,657
10/31/1998          $10,816               $13,043                $11,264             $10,309
11/30/1998          $11,369               $13,923                $11,855             $11,042
12/31/1998          $12,328               $15,365                $12,588             $12,105
 1/31/1999          $12,416               $15,826                $12,756             $12,456
 2/28/1999          $11,262               $15,052                $11,723             $11,445
 3/31/1999          $11,077               $15,890                $11,906             $11,978
 4/30/1999          $11,465               $16,614                $12,972             $12,934
 5/31/1999          $11,499               $16,400                $13,162             $13,067
 6/30/1999          $11,658               $17,545                $13,757             $13,991
 7/31/1999          $11,089               $16,987                $13,380             $13,706
 8/31/1999          $10,406               $16,810                $12,885             $13,409
 9/30/1999          $10,281               $16,667                $12,887             $13,505
10/31/1999          $10,269               $17,956                $12,940             $14,163
11/30/1999          $11,157               $19,815                $13,713             $15,835
12/31/1999          $12,956               $23,246                $15,265             $18,822
 1/31/2000          $12,444               $23,242                $15,019             $18,717
 2/29/2000          $14,356               $28,128                $17,499             $23,518
 3/31/2000          $14,470               $28,157                $16,346             $21,673
 4/30/2000          $13,787               $25,424                $15,362             $19,561
 5/31/2000          $13,958               $23,570                $14,466             $17,819
 6/30/2000          $14,482               $26,071                $15,727             $20,175
 7/31/2000          $14,789               $24,420                $15,221             $18,522
 8/31/2000          $15,187               $28,103                $16,382             $20,936
 9/30/2000          $14,413               $26,729                $15,901             $19,582
10/31/2000          $13,719               $24,900                $15,192             $18,371
11/30/2000          $12,592               $19,489                $13,631             $14,871
12/31/2000          $13,525               $20,515                $14,802             $15,793
 1/31/2001          $14,436               $21,687                $15,573             $16,816
 2/28/2001          $13,480               $17,936                $14,552             $14,221
 3/31/2001          $13,127               $15,369                $13,840             $12,648
 4/30/2001          $14,447               $17,931                $14,923             $14,576
 5/31/2001          $14,378               $17,846                $15,290             $14,998
 6/30/2001          $14,841               $17,856                $15,817             $15,338
 7/31/2001          $14,023               $16,652                $14,961             $14,207
 8/31/2001          $13,355               $15,445                $14,478             $13,262
 9/30/2001          $11,991               $12,892                $12,529             $11,185
10/31/2001          $12,795               $14,247                $13,262             $12,288
11/30/2001          $13,491               $15,781                $14,289             $13,350
12/31/2001          $14,078               $16,381                $15,171             $14,082
 1/31/2002          $14,037               $15,849                $15,013             $13,480
 2/28/2002          $13,791               $14,951                $14,601             $12,648
 3/31/2002          $14,705               $16,092                $15,775             $13,667
 4/30/2002          $14,282               $15,240                $15,919             $13,213
 5/31/2002          $14,214               $14,785                $15,212             $12,547
 6/30/2002          $13,436               $13,153                $14,458             $11,394
 7/31/2002          $12,468               $11,876                $12,275             $ 9,978
 8/31/2002          $12,468               $11,834                $12,244             $ 9,976
 9/30/2002          $11,759               $10,894                $11,365             $ 9,222
10/31/2002          $12,427               $11,738                $11,730             $ 9,752
11/30/2002          $13,068               $12,657                $12,776             $10,659
12/31/2002          $12,386               $11,892                $12,064             $ 9,985
 1/31/2003          $12,031               $11,775                $11,730             $ 9,767
 2/28/2003          $12,018               $11,673                $11,376             $ 9,539
 3/31/2003          $12,168               $11,890                $11,523             $ 9,665
 4/30/2003          $13,014               $12,700                $12,615             $10,509
 5/31/2003          $13,955               $13,922                $13,968             $11,622
 6/30/2003          $14,009               $14,120                $14,221             $11,861
 7/31/2003          $15,019               $14,625                $15,111             $12,652
 8/31/2003          $16,015               $15,431                $15,804             $13,330
 9/30/2003          $15,483               $15,131                $15,511             $13,044
10/31/2003          $16,847               $16,351                $16,814             $14,117
11/30/2003          $17,092               $16,788                $17,411             $14,594
12/31/2003          $17,270               $16,971                $17,765             $14,610
 1/31/2004          $17,897               $17,532                $18,536             $15,218
 2/29/2004          $18,293               $17,826                $18,702             $15,360
 3/31/2004          $18,088               $17,792                $18,876             $15,414
 4/30/2004          $17,351               $17,290                $17,914             $14,760
 5/31/2004          $17,720               $17,698                $18,198             $15,067
 6/30/2004          $18,224               $17,980                $18,965             $15,434
 7/31/2004          $16,779               $16,789                $17,688             $14,227
 8/31/2004          $16,165               $16,583                $17,597             $13,940
 9/30/2004          $17,379               $17,201                $18,423             $14,569
10/31/2004          $18,034               $17,784                $18,785             $14,983
11/30/2004          $19,411               $18,702                $20,415             $15,977
12/31/2004          $19,984               $19,598                $21,019             $16,741
 1/31/2005          $19,152               $19,073                $20,143             $16,151
 2/28/2005          $19,193               $19,556                $20,483             $16,472
 3/31/2005          $18,734               $19,271                $19,897             $16,017
 4/30/2005          $17,503               $18,508                $18,757             $15,151
 5/31/2005          $19,072               $19,568                $19,986             $16,160
 6/30/2005          $19,827               $19,932                $20,757             $16,587
 7/31/2005          $21,064               $21,094                $22,073             $17,663
 8/31/2005          $21,004               $20,965                $21,665             $17,460
 9/30/2005          $21,577               $21,236                $21,732             $17,630
10/31/2005          $20,491               $20,611                $21,056             $17,054
11/30/2005          $21,305               $21,731                $22,077             $18,007
12/31/2005          $21,637               $21,970                $21,976             $18,110
 1/31/2006          $23,297               $23,286                $23,947             $19,481
 2/28/2006          $23,282               $22,999                $23,880             $19,422
 3/31/2006          $23,991               $23,641                $25,038             $20,251
 4/30/2006          $24,474               $23,740                $25,033             $20,313
 5/31/2006          $22,769               $22,622                $23,626             $19,101
 6/30/2006          $23,041               $22,529                $23,777             $19,011

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM) was named the Wells Fargo Advantage Discovery Fund. Performance shown for the WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM) for periods prior to April 11, 2005, reflects the performance of the Strong Discovery II Fund, its predecessor fund.

2 The Russell 2500(TM) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Russell 2500(TM) Growth Index to replace the Russell Midcap(R) Growth Index and the Russell 2000(R) Index as its benchmark index going forward because the Russell 2500(TM) Growth Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

4 The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. You cannot invest directly in an Index.

5 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM) for the most recent ten years of the Fund with the Russell 2500(TM) Growth Index, the Russell 2000(R) Index, and the Russell Midcap(R) Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Gary J. Dunn, CFA                       05/06/1996
   David L. Roberts, CFA
   Robert M. Thornberg

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 2.84% 1 for the six-month period that ended June 30, 2006, underperforming its benchmark, the Russell 1000(R) Value Index 2, which returned 6.56% during the same period. In addition, the Fund outperformed the S&P 500 Index 3, which returned 2.71%, for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's relative underperformance was primarily due to a difficult start in 2006, as investors favored lower-quality companies exhibiting strong price and earnings momentum compared to the Fund's high-quality, long-term focus. Consumer stocks as a whole in the Fund generated negative returns for the first half of 2006 as investors worried about the financial health of the consumer in the face of rising interest rates and a slowing economy. Specifically Target, Fortune Brands, and Procter & Gamble were hit the hardest, but we believe they still have solid underlying fundamentals. Newer addition Colgate-Palmolive turned in good first-half performance. The Fund's overweighting in the technology sector was a major contributor to underperformance as many large-capitalization technology stocks, particularly Intel, suffered through a difficult first half of the year on downward earnings adjustments.

      In the first half of the year, energy stocks were once again a stellar group, with all Fund holdings in this sector up over 10% on strong energy prices. Led by resurgent AT&T and Verizon, telecommunication service stocks also generated impressive low double-digit returns on rising earnings expectations. In addition, the Fund's health care stocks added to performance as Quest Diagnostics and Abbott Labs both generated similar double-digit returns. Several other stocks with significant positive performance were Walt Disney, Morgan Stanley, and Emerson Electric, all beneficiaries of sound operating fundamentals.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Four new equity positions were initiated during the period: Cisco Systems, MDU Resources Group, Sysco Corporation, and Biomet. The purchases were a continuation of the effort to further diversify the portfolio with quality holdings at reasonable valuations. Kinder Morgan was trimmed due to the stock price advance on the pending private buyout offer, with the proceeds added to ConocoPhillips and ChevronTexaco. Public Service Enterprise Group was reduced due to valuation and funded the new MDU Resources Group purchase. There were no significant changes in sector weightings.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Volatility within the equity markets was evident by the swings in monthly returns during the first half of the year with strong January 2006 performance but a very weak May performance. The Fed raised short-term interest rates for the seventeenth consecutive time in late June 2006 to 5.25% and gave the markets no real guidance regarding future intent at the next meeting in early August 2006. We believe that the uncertainty concerning the inflation outlook and the Fed's lack of clarity, along with a perception of escalating nuclear issues worldwide, continue to hamper investor confidence in the equity markets. If economic growth slows due to the rise in worldwide interest rates and commodity prices, stocks of larger capitalization, higher-quality companies with proven and steady earnings growth profiles should do well on a relative basis. The flight to higher-quality assets experienced in the second quarter of 2006 may continue, and we believe that the portfolio is well positioned to take advantage of this slower growth period.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    10-Year
-----------------------------------------------------------------------------------------------------
   VT Equity Income Fund (Incept. Date 05/06/1996)             2.84        7.40      3.72      7.67
-----------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------
     Russell 1000(R) Value Index 2                             6.56       12.10      6.90     10.85
-----------------------------------------------------------------------------------------------------
     S&P 500 Index 3                                           2.71        8.62      2.49      8.32

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                   .87
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 14.40
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     2.50
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $ 63.20
--------------------------------------------------------------------------------
   Portfolio Turnover                                                         4%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $ 17.31

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) VALUE INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           9%
Consumer Staples                                 8%
Energy                                          13%
Financial Services                              27%
Health Care                                     10%
Industrials                                     10%
Information Technology                           9%
Materials                                        4%
Telecommunications Services                      4%
Utilities                                        6%

TEN LARGEST EQUITY HOLDINGS 4,5  (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                  4.04%
--------------------------------------------------------------------------------
   General Electric Company                                                3.38%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 3.35%
--------------------------------------------------------------------------------
   Morgan Stanley                                                          2.91%
--------------------------------------------------------------------------------
   ChevronTexaco Corporation                                               2.75%
--------------------------------------------------------------------------------
   St. Paul Travelers Companies Incorporated                               2.70%
--------------------------------------------------------------------------------
   3M Company                                                              2.67%
--------------------------------------------------------------------------------
   Bank of America Corporation                                             2.66%
--------------------------------------------------------------------------------
   PepsiCo Incorporated                                                    2.66%
--------------------------------------------------------------------------------
   ConocoPhilips                                                           2.59%

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO
                    ADVANTAGE
                    VT EQUITY                               Russell 1000(R)
                   INCOME FUND         S&P 500 Index          Value Index
                ------------------     -------------    ------------------------
   6/30/1996         $10,000              $10,000                $10,000
   7/31/1996         $ 9,604              $ 9,558                $ 9,622
   8/31/1996         $ 9,723              $ 9,760                $ 9,897
   9/30/1996         $10,138              $10,308                $10,290
  10/31/1996         $10,376              $10,593                $10,688
  11/30/1996         $11,048              $11,392                $11,463
  12/31/1996         $10,876              $11,167                $11,317
   1/31/1997         $11,414              $11,865                $11,865
   2/28/1997         $11,564              $11,957                $12,040
   3/31/1997         $11,225              $11,467                $11,606
   4/30/1997         $11,554              $12,151                $12,094
   5/31/1997         $12,082              $12,889                $12,770
   6/30/1997         $12,580              $13,467                $13,318
   7/31/1997         $13,388              $14,537                $14,321
   8/31/1997         $12,770              $13,723                $13,811
   9/30/1997         $13,378              $14,474                $14,645
  10/31/1997         $12,989              $13,990                $14,236
  11/30/1997         $13,567              $14,638                $14,866
  12/31/1997         $13,802              $14,890                $15,300
   1/31/1998         $13,842              $15,054                $15,084
   2/28/1998         $14,740              $16,139                $16,099
   3/31/1998         $15,476              $16,965                $17,084
   4/30/1998         $15,628              $17,139                $17,199
   5/31/1998         $15,416              $16,844                $16,944
   6/30/1998         $15,658              $17,528                $17,161
   7/31/1998         $15,214              $17,342                $16,857
   8/31/1998         $13,398              $14,836                $14,349
   9/30/1998         $14,134              $15,787                $15,173
  10/31/1998         $15,123              $17,070                $16,348
  11/30/1998         $15,819              $18,105                $17,110
  12/31/1998         $16,344              $19,148                $17,694
   1/31/1999         $16,292              $19,948                $17,835
   2/28/1999         $16,303              $19,328                $17,584
   3/31/1999         $16,905              $20,101                $17,948
   4/30/1999         $17,763              $20,879                $19,624
   5/31/1999         $17,723              $20,386                $19,408
   6/30/1999         $18,427              $21,517                $19,971
   7/31/1999         $17,947              $20,846                $19,386
   8/31/1999         $17,661              $20,742                $18,667
   9/30/1999         $17,008              $20,174                $18,015
  10/31/1999         $17,467              $21,451                $19,053
  11/30/1999         $17,620              $21,886                $18,904
  12/31/1999         $17,635              $23,175                $18,995
   1/31/2000         $16,727              $22,012                $18,376
   2/29/2000         $15,437              $21,596                $17,011
   3/31/2000         $16,976              $23,708                $19,086
   4/30/2000         $16,945              $22,994                $18,864
   5/31/2000         $17,245              $22,523                $19,062
   6/30/2000         $16,836              $23,079                $18,191
   7/31/2000         $16,525              $22,719                $18,419
   8/31/2000         $17,445              $24,130                $19,443
   9/30/2000         $17,269              $22,856                $19,622
  10/31/2000         $17,756              $22,760                $20,104
  11/30/2000         $17,153              $20,967                $19,358
  12/31/2000         $18,046              $21,069                $20,328
   1/31/2001         $18,004              $21,817                $20,406
   2/28/2001         $17,484              $19,830                $19,838
   3/31/2001         $16,514              $18,575                $19,138
   4/30/2001         $17,631              $20,016                $20,076
   5/31/2001         $17,960              $20,150                $20,528
   6/30/2001         $17,439              $19,660                $20,072
   7/31/2001         $17,269              $19,468                $20,030
   8/31/2001         $16,901              $18,251                $19,226
   9/30/2001         $15,825              $16,778                $17,873
  10/31/2001         $16,012              $17,099                $17,719
  11/30/2001         $16,879              $18,410                $18,749
  12/31/2001         $17,070              $18,572                $19,191
   1/31/2002         $16,817              $18,301                $19,043
   2/28/2002         $16,938              $17,948                $19,074
   3/31/2002         $17,519              $18,623                $19,976
   4/30/2002         $16,946              $17,494                $19,291
   5/31/2002         $16,935              $17,366                $19,387
   6/30/2002         $16,029              $16,130                $18,274
   7/31/2002         $14,569              $14,873                $16,575
   8/31/2002         $14,669              $14,970                $16,701
   9/30/2002         $12,728              $13,344                $14,844
  10/31/2002         $13,685              $14,517                $15,944
  11/30/2002         $14,542              $15,371                $16,948
  12/31/2002         $13,782              $14,469                $16,213
   1/31/2003         $13,424              $14,091                $15,820
   2/28/2003         $13,021              $13,880                $15,398
   3/31/2003         $13,058              $14,013                $15,424
   4/30/2003         $14,113              $15,167                $16,781
   5/31/2003         $14,921              $15,965                $17,865
   6/30/2003         $15,209              $16,170                $18,089
   7/31/2003         $15,482              $16,454                $18,358
   8/31/2003         $15,551              $16,775                $18,645
   9/30/2003         $15,463              $16,597                $18,462
  10/31/2003         $16,275              $17,535                $19,592
  11/30/2003         $16,449              $17,689                $19,858
  12/31/2003         $17,394              $18,616                $21,082
   1/31/2004         $17,685              $18,959                $21,452
   2/29/2004         $18,139              $19,222                $21,912
   3/31/2004         $17,939              $18,932                $21,720
   4/30/2004         $17,659              $18,635                $21,190
   5/31/2004         $17,682              $18,890                $21,406
   6/30/2004         $17,947              $19,257                $21,912
   7/31/2004         $17,583              $18,619                $21,603
   8/31/2004         $17,736              $18,694                $21,910
   9/30/2004         $17,885              $18,897                $22,250
  10/31/2004         $18,014              $19,185                $22,620
  11/30/2004         $18,768              $19,961                $23,763
  12/31/2004         $19,321              $20,640                $24,559
   1/31/2005         $19,215              $20,137                $24,122
   2/28/2005         $19,806              $20,559                $24,920
   3/31/2005         $19,423              $20,196                $24,579
   4/30/2005         $19,055              $19,812                $24,139
   5/31/2005         $19,553              $20,442                $24,721
   6/30/2005         $19,495              $20,470                $24,990
   7/31/2005         $20,092              $21,232                $25,712
   8/31/2005         $19,961              $21,039                $25,602
   9/30/2005         $20,189              $21,209                $25,960
  10/31/2005         $19,878              $20,855                $25,301
  11/30/2005         $20,463              $21,643                $26,128
  12/31/2005         $20,360              $21,652                $26,288
   1/31/2006         $20,648              $22,226                $27,308
   2/28/2006         $20,780              $22,286                $27,474
   3/31/2006         $20,911              $22,562                $27,845
   4/30/2006         $21,477              $22,864                $28,552
   5/31/2006         $20,899              $22,208                $27,830
   6/30/2006         $20,938              $22,237                $28,008

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND was named the Wells Fargo Advantage Equity Income Fund and prior to April 11, 2005, was named the Wells Fargo Equity Income Fund. Performance shown for the Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund.

2 The Russell 1000(R) Value Index measures performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Russell 1000(R) Value Index to replace the S&P 500 Index as its benchmark index going forward because the Russell 1000(R) Value Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND for the most recent ten years of the Fund with the Russell 1000(R) Value Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       New Star Institutional Managers

FUND MANAGERS                            FUND INCEPTION DATE
   Mark Beale                              07/03/2000
   Brian Coffey
   Richard Lewis

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 7.85% 1 for the six-month period that ended June 30 2006, underperforming the MSCI EAFE Index 2, which returned 10.16% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's underperformance was attributed to the continuing underperformance of companies in the large-cap, high-quality category, which are favored in the Fund's strategy. The pattern of performance was fairly consistent across geographical regions, and so overall stock selection was negative in Europe, the United Kingdom, and Asia excluding Japan. The very modest exposure to select emerging markets was neutral for performance. The Fund's bias toward high return on invested capital (ROIC) companies was reflected in its overweighted position in sectors such as health care, information technology, and selected financials and the Fund's underweighted position in more cyclically sensitive sectors such as materials, industrials, and consumer discretionary. The underweighting in these cyclical areas, particularly materials, and the bias toward large cap stocks were the largest contributors to underperformance.

      The large-cap, high-ROIC stocks that we overweighted in the Fund delivered solid performance for the most part and equaled or beat analysts' earnings expectations. The large-cap, high-ROIC stocks were overshadowed, however, by the continued strength from cyclical sectors. In the cyclical sectors, the Fund was overweighted in energy, where companies continue to deliver improving returns on capital and where we have more confidence in the pricing outlook. The energy overweighting was a positive contributor to performance, as was the Fund's overweighting in health care, but information technology and financials were detractors.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We made several changes to the portfolio. First, we reduced the Fund's exposure in Japan and emerging markets while increasing weightings in Europe and the United Kingdom. In Japan, we took profits from Nomura Securities after strong relative performance. We also exited some of the Fund's more defensive holdings in Japan as we shifted the portfolio toward more domestically sensitive securities. We sold Ajinomoto (food additives), Kaneka (specialty chemicals), and Shimachu (furniture retailer) and reinvested a portion of the proceeds with purchases of Sekisui House and Daiwa House in the construction sector, which we believe will benefit from a recovery in the housing market after an extended 15-year downturn.

      The increase in the United Kingdom was achieved with the purchase of the pay-TV operator British Sky Broadcasting, which dominates the sector and delivered a 30% return on invested capital during the period. We also purchased Smiths Group because we like their track record. The company is a diversified engineer with a strong presence in aerospace, medical devices, and security detection. In Europe, we added to the Fund's holdings in financials and purchased Commerzbank and Allianz in Germany while selling Standard Chartered in the United Kingdom. We reduced the Fund's modest emerging market exposure with the sale of Dr. Reddy's Laboratories in India, and we reduced the holding in Lukoil of Russia after strong performances in both names. In addition, we reduced the Fund's holding in Samsung Electronics in Korea because we grew cautious on the outlook for some of its key products, particularly LCD panels.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Our view is that liquidity is being withdrawn from the global financial system as the Bank of Japan finally removes its policy of quantitative easing and all three major central banks tighten credit by raising interest rates. This may put pressure on speculative activity, which has been a driver of risky assets, including--we would argue--cyclical stocks and emerging markets. What has not been subject to speculative activity has been the large-cap, high-ROIC companies favored by the Fund. We believe that we will see a change of leadership in equity markets, away from the industrial, commodity, and emerging markets toward the large-cap, high-quality market, which has been neglected for some time. We hope to take advantage of the large-cap, high-ROIC companies that are attractively priced.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS PRESENT CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET.) THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    Life of Fund
----------------------------------------------------------------------------------------------------------
   VT International Core Fund (Inception Date 07/03/2000)       7.85      19.44      4.26        (0.19)
----------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------
     MSCI EAFE Index 2                                         10.16      26.56     10.02         3.53
----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                   .97
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 14.71
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     2.50
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $ 18.29
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        22%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $  9.34

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE MSCI EAFE INDEX BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                        4%
Continental Europe                              42%
Eastern Asia                                    27%
Russia                                           2%
Scandinavia                                      3%
Southeast Asia                                   2%
United Kingdom                                  20%

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   GlaxoSmithKline plc                                                     3.40%
--------------------------------------------------------------------------------
   Roche Holdings AG                                                       2.68%
--------------------------------------------------------------------------------
   Total SA ADR                                                            2.59%
--------------------------------------------------------------------------------
   Aeon Company Limited                                                    2.45%
--------------------------------------------------------------------------------
   ENI SpA                                                                 2.44%
--------------------------------------------------------------------------------
   Vodafone Group plc                                                      2.28%
--------------------------------------------------------------------------------
   Royal Dutch Shell plc Class A                                           2.17%
--------------------------------------------------------------------------------
   Novartis AG                                                             2.02%
--------------------------------------------------------------------------------
   Sumitomo Trust & Banking Company Limited                                2.01%
--------------------------------------------------------------------------------
   Sanofi-Aventis SA                                                       1.85%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE
                        VT INTERNATIONAL
                           CORE FUND                MSCI EAFE Index
                     ----------------------         ---------------
      7/3/2000              $10,000                     $ 10,000
     7/31/2000              $ 9,670                     $  9,581
     8/31/2000              $ 9,870                     $  9,664
     9/30/2000              $ 9,280                     $  9,194
    10/31/2000              $ 9,150                     $  8,977
    11/30/2000              $ 8,650                     $  8,640
    12/31/2000              $ 8,967                     $  8,947
     1/31/2001              $ 9,187                     $  8,942
     2/28/2001              $ 8,465                     $  8,272
     3/31/2001              $ 7,914                     $  7,720
     4/30/2001              $ 8,315                     $  8,256
     5/31/2001              $ 8,255                     $  7,965
     6/30/2001              $ 8,024                     $  7,639
     7/31/2001              $ 7,813                     $  7,500
     8/31/2001              $ 7,594                     $  7,310
     9/30/2001              $ 6,882                     $  6,570
    10/31/2001              $ 7,113                     $  6,738
    11/30/2001              $ 7,374                     $  6,987
    12/31/2001              $ 7,524                     $  7,028
     1/31/2002              $ 7,193                     $  6,655
     2/28/2002              $ 7,083                     $  6,701
     3/31/2002              $ 7,424                     $  7,064
     4/30/2002              $ 7,424                     $  7,111
     5/31/2002              $ 7,313                     $  7,201
     6/30/2002              $ 6,996                     $  6,914
     7/31/2002              $ 6,282                     $  6,232
     8/31/2002              $ 6,232                     $  6,217
     9/30/2002              $ 5,508                     $  5,550
    10/31/2002              $ 5,770                     $  5,848
    11/30/2002              $ 6,071                     $  6,113
    12/31/2002              $ 5,800                     $  5,908
     1/31/2003              $ 5,538                     $  5,661
     2/28/2003              $ 5,398                     $  5,531
     3/31/2003              $ 5,297                     $  5,423
     4/30/2003              $ 5,770                     $  5,954
     5/31/2003              $ 6,111                     $  6,315
     6/30/2003              $ 6,192                     $  6,468
     7/31/2003              $ 6,273                     $  6,624
     8/31/2003              $ 6,444                     $  6,784
     9/30/2003              $ 6,585                     $  6,993
    10/31/2003              $ 6,989                     $  7,429
    11/30/2003              $ 7,150                     $  7,594
    12/31/2003              $ 7,624                     $  8,187
     1/31/2004              $ 7,634                     $  8,302
     2/29/2004              $ 7,725                     $  8,494
     3/31/2004              $ 7,745                     $  8,542
     4/30/2004              $ 7,483                     $  8,349
     5/31/2004              $ 7,483                     $  8,377
     6/30/2004              $ 7,584                     $  8,561
     7/31/2004              $ 7,318                     $  8,283
     8/31/2004              $ 7,307                     $  8,319
     9/30/2004              $ 7,439                     $  8,537
    10/31/2004              $ 7,621                     $  8,828
    11/30/2004              $ 8,076                     $  9,431
    12/31/2004              $ 8,359                     $  9,845
     1/31/2005              $ 8,217                     $  9,665
     2/28/2005              $ 8,601                     $ 10,082
     3/31/2005              $ 8,359                     $  9,829
     4/30/2005              $ 8,177                     $  9,598
     5/31/2005              $ 8,156                     $  9,603
     6/30/2005              $ 8,278                     $  9,731
     7/31/2005              $ 8,557                     $ 10,029
     8/31/2005              $ 8,755                     $ 10,283
     9/30/2005              $ 8,953                     $ 10,741
    10/31/2005              $ 8,692                     $ 10,427
    11/30/2005              $ 8,765                     $ 10,683
    12/31/2005              $ 9,167                     $ 11,179
     1/31/2006              $ 9,749                     $ 11,866
     2/28/2006              $ 9,643                     $ 11,840
     3/31/2006              $ 9,950                     $ 12,230
     4/30/2006              $10,363                     $ 12,815
     5/31/2006              $ 9,876                     $ 12,318
     6/30/2006              $ 9,887                     $ 12,316

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND.

1 The Fund's adviser committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND was named the Wells Fargo Advantage International Core Fund and prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND was named the Wells Fargo International Equity Fund.

2 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

3 Fund characteristics, equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and portfolio composition.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Matrix Asset Advisors, Inc.

FUND MANAGER                             FUND INCEPTION DATE
   David A. Katz, CFA                      04/12/1994

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned (2.21)% 1 for the six-month period that ended June 30, 2006, underperforming its benchmark, the S&P 500 Index 2, which returned 2.71% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the first half of 2006, the stock market exhibited tremendous volatility that included a dramatic rise in the prices of more-speculative investments, such as commodities, small stocks, and equities in emerging markets. Later in the period, these same investment types saw an even more dramatic decline, as investors became wary of higher inflation and rising interest rates.

      The Fund underperformed primarily because of its overweighting in more growth-oriented sectors, such as technology and health care. These areas were hit particularly hard during the stock market's sell-off in May and June 2006, but we believe that they continue to display strong business prospects and attractive valuations. The biggest declines were seen in health care, with Boston Scientific Corporation and MedImmune, Inc. down substantially. In the technology sector, Intel Corporation, Microsoft Corporation and Symbol Technologies, Inc. led the detractors.

      The negative contributors were partially offset by the Fund's media stocks such as Comcast Corporation and the Walt Disney Company (Disney). The energy sector gained as well, with Tidewater Inc. and Chevron Corporation both gaining ground. In addition, the Fund was helped by gains from Bank of America Corporation, JP Morgan, Merrill Lynch, and Morgan Stanley.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We sell or add stocks on a "bottom-up" basis, meaning that we evaluate each situation instead of basing our decision on broad macroeconomic themes.

      During the period, we sold the Fund's positions in Nokia Corporation and Disney at healthy gains because both names reached our target sell price. We scaled back profitable positions in MedImmune, Inc., and Merrill Lynch once both companies approached our assessment of their fair market value. We also sold The Interpublic Group of Companies, Inc., at a loss because of its continued fundamental deterioration and weak business outlook.

      During the first half of 2006, we started new positions in ChevronTexaco, Dollar General Corporation, and Johnson & Johnson. We believe that each of these companies is a leader in its respective field and is selling at a very attractive valuation.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to believe that there are compelling reasons to own the large- and mega-cap American companies that represent the core of the U.S. economy. Even though these businesses have generated strong earnings, their stocks have remained undervalued. In our view, this disparity has created a significant investment opportunity, and we believe that mega-cap growth stocks now represent one of the world's most attractively valued asset classes.

      The market's recent sell-off--which has disproportionately hurt the more speculative parts of the market--could be the impetus for investors to seek out higher-quality stocks before long. We think such a move would have positive impact on the Fund.

      In the meantime, the fundamentals of the Fund remain strong and the underlying businesses we own continue to flourish. We envision continued economic growth in the rest of 2006 and into 2007, and we believe that the Fund is well positioned for such an environment.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    10-Year
-----------------------------------------------------------------------------------------------------
VT Large Company Core Fund (Incept. Date 04/12/94)            (2.21)       1.72     (2.73)     2.97
-----------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                             2.71        8.62      2.49      8.32
-----------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Beta**                                                                     1.09
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                    16.76
--------------------------------------------------------------------------------
Price to Book Ratio                                                        2.21
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                 $ 59.75
--------------------------------------------------------------------------------
Portfolio Turnover                                                            8%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                   $ 13.28

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE S&P 500 INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          13%
Consumer Staples                                 4%
Energy                                           5%
Financials                                      30%
Health Care                                     15%
Industrials                                     11%
Information Technology                          22%

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
Time Warner Incorporated                                                   4.07%
--------------------------------------------------------------------------------
Morgan Stanley                                                             3.99%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                     3.87%
--------------------------------------------------------------------------------
Pfizer Incorporated                                                        3.83%
--------------------------------------------------------------------------------
American International Group Incorporated                                  3.83%
--------------------------------------------------------------------------------
MedImmune Incorporated                                                     3.80%
--------------------------------------------------------------------------------
Symbol Technologies Incorporated                                           3.79%
--------------------------------------------------------------------------------
Comcast Corporation Class A                                                3.77%
--------------------------------------------------------------------------------
Wal-Mart Stores Incorporated                                               3.76%
--------------------------------------------------------------------------------
Novellus Systems Incorporated                                              3.74%

GROWTH OF $10,000 INVESTMENT 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE VT
                LARGE COMPANY CORE FUND        S&P 500 Index
                ------------------------       -------------
 6/30/1996              $10,000                   $10,000
 7/31/1996              $ 9,483                   $ 9,558
 8/31/1996              $ 9,759                   $ 9,760
 9/30/1996              $10,249                   $10,308
10/31/1996              $10,526                   $10,593
11/30/1996              $11,200                   $11,392
12/31/1996              $11,108                   $11,167
 1/31/1997              $11,745                   $11,865
 2/28/1997              $11,405                   $11,957
 3/31/1997              $11,008                   $11,467
 4/30/1997              $11,452                   $12,151
 5/31/1997              $12,178                   $12,889
 6/30/1997              $12,440                   $13,467
 7/31/1997              $13,453                   $14,537
 8/31/1997              $12,673                   $13,723
 9/30/1997              $13,179                   $14,474
10/31/1997              $12,763                   $13,990
11/30/1997              $12,960                   $14,638
12/31/1997              $13,034                   $14,890
 1/31/1998              $13,274                   $15,054
 2/28/1998              $13,988                   $16,139
 3/31/1998              $14,660                   $16,965
 4/30/1998              $14,761                   $17,139
 5/31/1998              $14,536                   $16,844
 6/30/1998              $15,242                   $17,528
 7/31/1998              $15,164                   $17,342
 8/31/1998              $13,053                   $14,836
 9/30/1998              $13,657                   $15,787
10/31/1998              $14,764                   $17,070
11/30/1998              $15,755                   $18,105
12/31/1998              $16,789                   $19,148
 1/31/1999              $17,434                   $19,948
 2/28/1999              $16,847                   $19,328
 3/31/1999              $17,650                   $20,101
 4/30/1999              $18,186                   $20,879
 5/31/1999              $17,624                   $20,386
 6/30/1999              $18,610                   $21,517
 7/31/1999              $18,073                   $20,846
 8/31/1999              $18,098                   $20,742
 9/30/1999              $17,614                   $20,174
10/31/1999              $18,645                   $21,451
11/30/1999              $19,056                   $21,886
12/31/1999              $20,216                   $23,175
 1/31/2000              $19,318                   $22,012
 2/29/2000              $19,058                   $21,596
 3/31/2000              $20,761                   $23,708
 4/30/2000              $20,006                   $22,994
 5/31/2000              $19,469                   $22,523
 6/30/2000              $20,182                   $23,079
 7/31/2000              $19,964                   $22,719
 8/31/2000              $21,216                   $24,130
 9/30/2000              $19,997                   $22,856
10/31/2000              $19,428                   $22,760
11/30/2000              $17,357                   $20,967
12/31/2000              $17,467                   $21,069
 1/31/2001              $17,696                   $21,817
 2/28/2001              $16,010                   $19,830
 3/31/2001              $14,709                   $18,575
 4/30/2001              $15,900                   $20,016
 5/31/2001              $15,955                   $20,150
 6/30/2001              $15,387                   $19,660
 7/31/2001              $14,975                   $19,468
 8/31/2001              $13,762                   $18,251
 9/30/2001              $12,769                   $16,778
10/31/2001              $13,190                   $17,099
11/30/2001              $14,062                   $18,410
12/31/2001              $14,112                   $18,572
 1/31/2002              $13,671                   $18,301
 2/28/2002              $13,230                   $17,948
 3/31/2002              $13,701                   $18,623
 4/30/2002              $13,200                   $17,494
 5/31/2002              $13,110                   $17,366
 6/30/2002              $12,382                   $16,130
 7/31/2002              $10,978                   $14,873
 8/31/2002              $10,998                   $14,970
 9/30/2002              $10,345                   $13,344
10/31/2002              $10,937                   $14,517
11/30/2002              $11,058                   $15,371
12/31/2002              $10,466                   $14,469
 1/31/2003              $10,285                   $14,091
 2/28/2003              $10,235                   $13,880
 3/31/2003              $10,426                   $14,013
 4/30/2003              $10,968                   $15,167
 5/31/2003              $11,349                   $15,965
 6/30/2003              $11,359                   $16,170
 7/31/2003              $11,760                   $16,454
 8/31/2003              $12,051                   $16,775
 9/30/2003              $11,730                   $16,597
10/31/2003              $12,543                   $17,535
11/30/2003              $12,593                   $17,689
12/31/2003              $12,934                   $18,616
 1/31/2004              $13,125                   $18,959
 2/29/2004              $13,195                   $19,222
 3/31/2004              $13,165                   $18,932
 4/30/2004              $12,954                   $18,635
 5/31/2004              $13,205                   $18,890
 6/30/2004              $13,306                   $19,257
 7/31/2004              $12,563                   $18,619
 8/31/2004              $12,433                   $18,694
 9/30/2004              $12,774                   $18,897
10/31/2004              $13,015                   $19,185
11/30/2004              $13,627                   $19,961
12/31/2004              $14,018                   $20,640
 1/31/2005              $13,476                   $20,137
 2/28/2005              $13,627                   $20,559
 3/31/2005              $13,336                   $20,196
 4/30/2005              $13,125                   $19,812
 5/31/2005              $13,446                   $20,442
 6/30/2005              $13,175                   $20,470
 7/31/2005              $13,667                   $21,232
 8/31/2005              $13,245                   $21,039
 9/30/2005              $13,155                   $21,209
10/31/2005              $13,025                   $20,855
11/30/2005              $13,607                   $21,643
12/31/2005              $13,704                   $21,652
 1/31/2006              $13,966                   $22,226
 2/28/2006              $13,946                   $22,286
 3/31/2006              $13,926                   $22,562
 4/30/2006              $14,118                   $22,864
 5/31/2006              $13,694                   $22,208
 6/30/2006              $13,401                   $22,237

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND was named the Wells Fargo Advantage Large Company Core Fund and prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND was named the Wells Fargo Growth Fund. Performance shown for the Fund for periods prior to September 20, 1999, reflects performance of the Annuity Trust Growth Fund, its predecessor fund.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND for the most recent ten years of the Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Peregrine Capital Management, Inc.

FUND MANAGERS                            FUND INCEPTION DATE
   John S. Dale, CFA                       09/20/1999
   Gary E. Nussbaum, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned (6.94)% 1 for the six-month period that ended June 30, 2006, underperforming its benchmark, the Russell 1000(R) Growth Index 2, which returned (0.93)% during the same period. In addition, the Fund underperformed the S&P 500 Index 3, which returned 2.71%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund has a high-quality growth stock portfolio. This focus has had a negative impact on results because large-cap growth stocks have underperformed for an extended period of time--including the most recent six-month reporting period. Over the long term, this focus has the potential for benefiting investors. However, during the period, 22 of the 31 stocks held in the Fund lagged behind the market. The Fund's technology, health care, and financial services stocks were among the weakest performers.

      During the past six months, the Fund operated in a difficult environment for growth stocks and especially for high-quality, large-cap growth stocks. Rapidly rising commodity prices drew many investors to value-oriented sectors such as energy and basic materials. At the same time, investors were fearful that the Fed would react to rising commodity prices by raising short-term interest rates even further, thereby causing a significant economic slowdown. In contrast, the sectors that growth investors tend to focus on--such as technology, health care, financial services, and consumer discretionary--all were hit hard during the first six months of 2006.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We did not make significant changes to the holdings during the period. We believe that the holdings in the Fund have good fundamentals and that the valuations of the Fund's positions remain attractive. Regardless of the sector, we think the Fund is well positioned in high-quality, rapidly growing companies.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We remain committed to investing in high-quality, large-cap growth stocks and believe that the economy may begin to moderate in response to rising short-term interest rates. Furthermore, corporate profits may continue to slow from their above-average growth rates of the past few years.

      Our investment style is based on the belief that, over the long term, stock prices are driven by growth in revenue, earnings, and cash flows. The Fund's holdings remain attractively valued, with many selling at or near the market's price-to-earnings multiple--meaning valuation--despite their high quality and solid earnings growth characteristics. We believe that this combination of strong fundamentals and attractive valuations will continue to provide investors with the potential for long- term growth.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED FOREIGN INVESTMENT RISK. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND was named the Wells Fargo Advantage Large Company Growth Fund and prior to April 11, 2005, was named the Wells Fargo Large Company Growth Fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                                6-Months*    1-Year    5-Year    Life of Fund
-------------------------------------------------------------------------------------------------------------
   VT Large Company Growth Fund (Incept. Date 09/20/1999)        (6.94)       2.16     (2.43)       (1.97)
-------------------------------------------------------------------------------------------------------------
   Benchmarks
-------------------------------------------------------------------------------------------------------------
     Russell 1000(R) Growth Index 2                              (0.93)       6.12     (0.76)       (3.23)
-------------------------------------------------------------------------------------------------------------
     S&P 500 Index 3                                              2.71        8.62      2.49         1.45

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                  1.17
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 20.00
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     4.00
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $ 42.20
--------------------------------------------------------------------------------
   Portfolio Turnover                                                         2%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $  8.72

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          11%
Consumer Staples                                 2%
Financials                                      26%
Health Care                                     14%
Industrials                                      5%
Information Technology                          42%

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                        8.19%
--------------------------------------------------------------------------------
   eBay Incorporated                                                       5.52%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                  5.08%
--------------------------------------------------------------------------------
   Charles Schwab Corporation                                              4.77%
--------------------------------------------------------------------------------
   American International Group Incorporated                               4.62%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   4.51%
--------------------------------------------------------------------------------
   Franklin Resources Incorporated                                         4.28%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                              4.28%
--------------------------------------------------------------------------------
   Genentech Incorporated                                                  4.28%
--------------------------------------------------------------------------------
   Nokia Oyj ADR                                                           4.08%

GROWTH OF $10,000 INVESTMENT 6 (AS OF  JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
                  VT LARGE COMPANY            S&P         Russell 1000(R)
                     GROWTH FUND           500 Index       Growth Index
                ---------------------      ---------      ---------------
     Sep-99            $10,000              $10,000           $10,000
  9/30/1999            $ 9,590              $10,000           $10,000
 10/31/1999            $10,420              $10,633           $10,755
 11/30/1999            $10,830              $10,849           $11,336
 12/31/1999            $12,030              $11,488           $12,515
  1/31/2000            $11,800              $10,911           $11,928
  2/29/2000            $12,000              $10,705           $12,511
  3/31/2000            $13,430              $11,752           $13,407
  4/30/2000            $13,020              $11,398           $12,769
  5/31/2000            $12,200              $11,164           $12,125
  6/30/2000            $13,130              $11,440           $13,044
  7/31/2000            $13,230              $11,262           $12,500
  8/31/2000            $14,000              $11,961           $13,632
  9/30/2000            $13,150              $11,330           $12,342
 10/31/2000            $13,130              $11,282           $11,758
 11/30/2000            $12,080              $10,393           $10,025
 12/31/2000            $11,960              $10,444           $ 9,708
  1/31/2001            $12,150              $10,815           $10,379
  2/28/2001            $10,320              $ 9,829           $ 8,617
  3/31/2001            $ 9,260              $ 9,207           $ 7,679
  4/30/2001            $10,240              $ 9,922           $ 8,651
  5/31/2001            $10,150              $ 9,988           $ 8,523
  6/30/2001            $ 9,880              $ 9,745           $ 8,326
  7/31/2001            $ 9,700              $ 9,650           $ 8,118
  8/31/2001            $ 8,843              $ 9,047           $ 7,454
  9/30/2001            $ 8,003              $ 8,317           $ 6,710
 10/31/2001            $ 8,373              $ 8,476           $ 7,062
 11/30/2001            $ 9,353              $ 9,126           $ 7,741
 12/31/2001            $ 9,463              $ 9,206           $ 7,726
  1/31/2002            $ 9,403              $ 9,072           $ 7,589
  2/28/2002            $ 8,783              $ 8,897           $ 7,274
  3/31/2002            $ 9,193              $ 9,231           $ 7,526
  4/30/2002            $ 8,483              $ 8,672           $ 6,912
  5/31/2002            $ 8,223              $ 8,608           $ 6,745
  6/30/2002            $ 7,673              $ 7,995           $ 6,121
  7/31/2002            $ 6,932              $ 7,373           $ 5,784
  8/31/2002            $ 7,012              $ 7,420           $ 5,801
  9/30/2002            $ 6,242              $ 6,615           $ 5,200
 10/31/2002            $ 6,962              $ 7,196           $ 5,677
 11/30/2002            $ 7,422              $ 7,619           $ 5,985
 12/31/2002            $ 6,812              $ 7,172           $ 5,571
  1/31/2003            $ 6,572              $ 6,985           $ 5,436
  2/28/2003            $ 6,532              $ 6,880           $ 5,411
  3/31/2003            $ 6,622              $ 6,946           $ 5,512
  4/30/2003            $ 7,192              $ 7,518           $ 5,919
  5/31/2003            $ 7,523              $ 7,914           $ 6,214
  6/30/2003            $ 7,613              $ 8,015           $ 6,300
  7/31/2003            $ 7,993              $ 8,156           $ 6,457
  8/31/2003            $ 8,123              $ 8,315           $ 6,618
  9/30/2003            $ 7,923              $ 8,227           $ 6,547
 10/31/2003            $ 8,383              $ 8,692           $ 6,915
 11/30/2003            $ 8,353              $ 8,768           $ 6,987
 12/31/2003            $ 8,603              $ 9,228           $ 7,229
  1/31/2004            $ 8,703              $ 9,398           $ 7,377
  2/29/2004            $ 8,703              $ 9,528           $ 7,424
  3/31/2004            $ 8,583              $ 9,384           $ 7,286
  4/30/2004            $ 8,453              $ 9,237           $ 7,201
  5/31/2004            $ 8,563              $ 9,364           $ 7,335
  6/30/2004            $ 8,563              $ 9,545           $ 7,427
  7/31/2004            $ 8,053              $ 9,229           $ 7,007
  8/31/2004            $ 8,043              $ 9,267           $ 6,973
  9/30/2004            $ 8,133              $ 9,367           $ 7,039
 10/31/2004            $ 8,283              $ 9,510           $ 7,149
 11/30/2004            $ 8,633              $ 9,895           $ 7,395
 12/31/2004            $ 8,883              $10,231           $ 7,685
  1/31/2005            $ 8,393              $ 9,982           $ 7,429
  2/28/2005            $ 8,413              $10,191           $ 7,508
  3/31/2005            $ 8,193              $10,011           $ 7,371
  4/30/2005            $ 8,003              $ 9,821           $ 7,231
  5/31/2005            $ 8,533              $10,133           $ 7,581
  6/30/2005            $ 8,553              $10,147           $ 7,553
  7/31/2005            $ 9,149              $10,524           $ 7,922
  8/31/2005            $ 9,008              $10,429           $ 7,820
  9/30/2005            $ 8,998              $10,513           $ 7,856
 10/31/2005            $ 9,099              $10,338           $ 7,780
 11/30/2005            $ 9,590              $10,728           $ 8,115
 12/31/2005            $ 9,389              $10,733           $ 8,090
  1/31/2006            $ 9,359              $11,017           $ 8,232
  2/28/2006            $ 9,399              $11,047           $ 8,219
  3/31/2006            $ 9,520              $11,184           $ 8,341
  4/30/2006            $ 9,359              $11,334           $ 8,329
  5/31/2006            $ 8,898              $11,008           $ 8,047
  6/30/2006            $ 8,738              $11,023           $ 8,015

--------------------------------------------------------------------------------

2 The Russell 1000(R) Growth Index measures performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Russell 1000(R) Growth Index to replace the S&P 500 Index as its benchmark index going forward because the Russell 1000(R) Growth Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

5 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND for the life of the Fund with the Russell 1000(R) Growth Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
   David D. Sylvester                      05/19/1994

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 2.00% 1 for the six-month period that ended June 30, 2006.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fed continued to raise the Federal funds rate by 0.25% at each meeting held during the period. In total, the target rate rose by another 1.00% from 4.25% to 5.25%. The slope of the money market yield curve flattened during the first six months of 2006 as a result of shorter-term money market rates rising faster than longer-term interest rates. The one-year London Inter-Bank Offered Rate (LIBOR) rose from 4.84% to 5.69%, while the three-month LIBOR increased from 4.54% to 5.48%.

      For a brief period in the second quarter of 2006, the market expected the Fed to pause in its measured tightening. The new chairman, Benjamin Bernanke, stated that at some point, the Fed might pause to give lagged economic indicators time to fully reflect the effects of higher yields, higher energy prices, and the cooling housing market. He made it clear that a pause would not necessarily mean the end of tightening. However, inflation as measured by the Consumer Price Index rose again during the period, and the pause that had been priced into the market was fully reversed. The Fund's portfolio was positioned for rising interest rates and performance was aided by this positioning.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Investments that provided for a frequent reset of interest rates, such as short-term maturity paper and variable rate notes, continued to provide the best returns. While investments in longer-term instruments enhanced the Fund's yield in the near term, they were a drag on performance in the long term.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to maintain a significant portion of the portfolio in very short-term instruments to take advantage of higher reinvestment rates. As of June 30, 2006, 57% of the Fund matured within 14 days; none of the assets had a longer maturity date than 180 days. This portfolio structure seeks to take advantage of the longer-term direction of interest rates, which we believe will be increasing.

      It appears that we are getting closer to the end of this period of rising interest rates, and we anticipate some stability moving forward. If, for some unexpected reason, interest rates should rapidly fall, the Fund would not perform as well for a short period of time, and we would adjust our strategy to meet the changing market conditions.

      AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT MONEY MARKET FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day Current yield would have been 4.57%.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT MONEY MARKET FUND was named the Wells Fargo Advantage Money Market Fund and prior to April 11, 2005, was named the Wells Fargo Money Market Fund. Performance for the Fund prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    10-Year
-----------------------------------------------------------------------------------------------------
   VT Money Market Fund - (Incept. Date 05/19/1994)            2.00        3.55      1.67      3.30
-----------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY 1 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     4.45%
--------------------------------------------------------------------------------
   7-Day Effective Yield                                                   4.54%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     4.38%
--------------------------------------------------------------------------------
   30-Day Effective Yield                                                  4.47%

PORTFOLIO ALLOCATION 2 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds and Notes                        8%
Variable and Floating Rate Notes                17%
Commercial Paper                                38%
Certificates of Deposit                          4%
Repurchase Agreements                           21%
Time Deposit                                    12%

FUND CHARACTERISTICS 2 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                                 23
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                       57%
15-29 Days                                      16%
30-59 Days                                      12%
60-89 Days                                      13%
90-179 Days                                      2%

--------------------------------------------------------------------------------

2 Fund characteristics, portfolio allocation and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Ann M. Miletti                          05/08/1992
   Richard T. Weiss

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 1.57% 1 for the six-month period that ended June 30, 2006. Underperforming its benchmark, the Russell Midcap(R) Index 2, which returned 4.84% during the same period. In addition, the Fund underperfomed the S&P 500 Index 3, which returned 2.71%.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The stable growth, distribution, interest-sensitive, and cyclical sectors of the Fund contributed the most toward the relative underperformance during the period. The cyclical and interest-sensitive sectors were the strongest performers within the Russell Midcap(R) Index, and part of the Fund's underperformance was due to the underweighting in these groups. The underweighting in interest-sensitive stocks was concentrated among utilities, where fundamentals may have peaked, and in banks, which faced margin compression. In addition, the stable growth sector of the Fund underperformed due to media companies because that space continued to struggle while the market attempted to weigh and measure the impact of changing consumer behavior in its use of media. Interestingly, one of the better subsectors was also in media, namely cable TV. This space benefited from the market's recognition that the growth in cash flow had made the stocks too cheap.

      The energy sector was very strong during the period due to advantageous equity selection in the oil services sector. Notably, companies positioned in the offshore and international energy markets contributed positively to performance because they were aided by continued strong crude oil prices and were not affected as much by depressed North American natural gas prices. Selection in the health care and technology sectors also contributed positively relative to the benchmark.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund stayed with its methodology of buying stocks that sell at a discount to their intrinsic private market value and selling stocks that approached their private market value. During the period, our stock-by-stock approach led us to overweighting the technology sector, increase the Fund's overweighting in the distribution sector, and decreasing the Fund's overweighting in the energy sector. To a lesser extent, we reduced the Fund's underweighting in the health care sector while we increased the Fund's underweighting in the cyclical sector. In addition, we started with a relatively large cash position that we reinvested throughout the period as the market declined.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The economy proceeded to grow substantially faster during the period than most economists had predicted. The result has been unusually robust profit growth, as well as a continued rise in interest rates. The interaction of these two factors will continue to have important influences on the market in the second half of 2006. Assuming that inflation remains subdued, the Fed pauses in raising interest rates soon, and the housing market slows but does not crash, we believe that employment and wage growth should support consumer spending. If this occurs, a steady economy would bolster the outlook for the industrial sector, because capital spending remains steady. We believe this scenario would lead to continued corporate profit growth, creating a healthy environment for the stock market. Within this backdrop, the Fund will continue to focus on individual companies and their valuations versus their private market values.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDs are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    10-Year
-----------------------------------------------------------------------------------------------------
   VT Opportunity Fund(SM) (Incept. Date 05/08/1992)           1.57        8.90      4.57      10.93
-----------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------
     Russell Midcap(R) Index 2                                 4.84       13.66      9.92      12.06
-----------------------------------------------------------------------------------------------------
     S&P 500 Index 3                                           2.71        8.62      2.49       8.32

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                   .91
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 19.20
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     2.45
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $  7.19
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        21%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $ 24.60

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL MIDCAP(R) INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          32%
Consumer Staples                                 2%
Energy                                          10%
Financials                                      12%
Health Care                                      8%
Industrials                                      6%
Information Technology                          20%
Materials                                        6%
Telecommunication Services                       2%
Utilities                                        2%

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Weatherford International Limited                                       3.54%
--------------------------------------------------------------------------------
   Praxair Incorporated                                                    2.16%
--------------------------------------------------------------------------------
   Red Hat Incorporated                                                    2.06%
--------------------------------------------------------------------------------
   JB Hunt Transport Services Incorporated                                 2.00%
--------------------------------------------------------------------------------
   GlobalSantaFe Corporation                                               1.98%
--------------------------------------------------------------------------------
   Transocean Incorporated                                                 1.92%
--------------------------------------------------------------------------------
   Comcast Corporation Class A                                             1.79%
--------------------------------------------------------------------------------
   Molex Incorporated Class A                                              1.70%
--------------------------------------------------------------------------------
   IMS Health Incorporated                                                 1.70%
--------------------------------------------------------------------------------
   Toronto-Dominion Bank                                                   1.68%

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO
                   ADVANTAGE VT
                   OPPORTUNITY            Russell        S&P 500
                       FUND           Midcap(R) Index     Index
                   ------------       ---------------    -------
 12/31/1995           $10,000             $10,000        $10,000
  1/31/1996           $10,205             $10,211        $10,340
  2/29/1996           $10,511             $10,451        $10,436
  3/31/1996           $10,552             $10,602        $10,536
  4/30/1996           $10,967             $10,902        $10,691
  5/31/1996           $11,041             $11,067        $10,966
  6/30/1996           $10,000             $10,000        $10,000
  7/31/1996           $ 9,424             $ 9,381        $ 9,558
  8/31/1996           $ 9,795             $ 9,828        $ 9,760
  9/30/1996           $10,162             $10,313        $10,308
 10/31/1996           $10,311             $10,396        $10,593
 11/30/1996           $11,043             $11,029        $11,392
 12/31/1996           $11,015             $10,917        $11,167
  1/31/1997           $11,215             $11,325        $11,865
  2/28/1997           $11,124             $11,308        $11,957
  3/31/1997           $10,770             $10,827        $11,467
  4/30/1997           $11,081             $11,097        $12,151
  5/31/1997           $11,982             $11,906        $12,889
  6/30/1997           $12,214             $12,296        $13,467
  7/31/1997           $13,200             $13,322        $14,537
  8/31/1997           $13,314             $13,177        $13,723
  9/30/1997           $13,995             $13,929        $14,474
 10/31/1997           $13,563             $13,387        $13,990
 11/30/1997           $13,613             $13,706        $14,638
 12/31/1997           $13,819             $14,083        $14,890
  1/31/1998           $13,800             $13,818        $15,054
  2/28/1998           $14,908             $14,898        $16,139
  3/31/1998           $15,781             $15,605        $16,965
  4/30/1998           $16,134             $15,644        $17,139
  5/31/1998           $15,536             $15,160        $16,844
  6/30/1998           $15,673             $15,370        $17,528
  7/31/1998           $15,125             $14,637        $17,342
  8/31/1998           $12,530             $12,296        $14,836
  9/30/1998           $13,380             $13,091        $15,787
 10/31/1998           $14,584             $13,984        $17,070
 11/30/1998           $14,995             $14,646        $18,105
 12/31/1998           $15,690             $15,505        $19,148
  1/31/1999           $16,196             $15,478        $19,948
  2/28/1999           $15,719             $14,964        $19,328
  3/31/1999           $16,411             $15,432        $20,101
  4/30/1999           $17,763             $16,572        $20,879
  5/31/1999           $17,934             $16,525        $20,386
  6/30/1999           $18,781             $17,108        $21,517
  7/31/1999           $18,879             $16,638        $20,846
  8/31/1999           $18,121             $16,207        $20,742
  9/30/1999           $17,950             $15,637        $20,174
 10/31/1999           $18,993             $16,378        $21,451
 11/30/1999           $19,644             $16,849        $21,886
 12/31/1999           $21,167             $18,332        $23,175
  1/31/2000           $20,540             $17,725        $22,012
  2/29/2000           $20,898             $19,088        $21,596
  3/31/2000           $23,048             $20,181        $23,708
  4/30/2000           $22,609             $19,226        $22,994
  5/31/2000           $22,763             $18,716        $22,523
  6/30/2000           $22,030             $19,270        $23,079
  7/31/2000           $21,770             $19,054        $22,719
  8/31/2000           $23,252             $20,880        $24,130
  9/30/2000           $22,397             $20,582        $22,856
 10/31/2000           $22,535             $20,265        $22,760
 11/30/2000           $21,069             $18,441        $20,967
 12/31/2000           $22,563             $19,844        $21,069
  1/31/2001           $23,939             $20,164        $21,817
  2/28/2001           $22,535             $18,936        $19,830
  3/31/2001           $21,442             $17,762        $18,575
  4/30/2001           $23,035             $19,281        $20,016
  5/31/2001           $23,157             $19,640        $20,150
  6/30/2001           $22,573             $19,455        $19,660
  7/31/2001           $22,252             $18,898        $19,468
  8/31/2001           $20,942             $18,171        $18,251
  9/30/2001           $18,049             $15,980        $16,778
 10/31/2001           $19,123             $16,613        $17,099
 11/30/2001           $20,876             $18,005        $18,410
 12/31/2001           $21,728             $18,728        $18,572
  1/31/2002           $21,504             $18,616        $18,301
  2/28/2002           $21,002             $18,419        $17,948
  3/31/2002           $22,085             $19,523        $18,623
  4/30/2002           $20,912             $19,145        $17,494
  5/31/2002           $20,767             $18,928        $17,366
  6/30/2002           $18,432             $17,659        $16,130
  7/31/2002           $16,332             $15,936        $14,873
  8/31/2002           $16,343             $16,023        $14,970
  9/30/2002           $14,478             $14,545        $13,344
 10/31/2002           $15,405             $15,280        $14,517
 11/30/2002           $17,070             $16,341        $15,371
 12/31/2002           $15,901             $15,697        $14,469
  1/31/2003           $15,419             $15,379        $14,091
  2/28/2003           $15,351             $15,176        $13,880
  3/31/2003           $15,213             $15,326        $14,013
  4/30/2003           $16,600             $16,439        $15,167
  5/31/2003           $18,262             $17,943        $15,965
  6/30/2003           $18,469             $18,125        $16,170
  7/31/2003           $19,065             $18,722        $16,454
  8/31/2003           $19,971             $19,535        $16,775
  9/30/2003           $19,581             $19,290        $16,597
 10/31/2003           $20,693             $20,763        $17,535
 11/30/2003           $21,014             $21,345        $17,689
 12/31/2003           $21,785             $21,985        $18,616
  1/31/2004           $22,703             $22,624        $18,959
  2/29/2004           $23,093             $23,111        $19,222
  3/31/2004           $22,967             $23,116        $18,932
  4/30/2004           $22,646             $22,267        $18,635
  5/31/2004           $23,173             $22,820        $18,890
  6/30/2004           $23,701             $23,451        $19,257
  7/31/2004           $22,921             $22,425        $18,619
  8/31/2004           $22,554             $22,522        $18,694
  9/30/2004           $23,426             $23,254        $18,897
 10/31/2004           $23,804             $23,895        $19,185
 11/30/2004           $24,997             $25,351        $19,961
 12/31/2004           $25,754             $26,430        $20,640
  1/31/2005           $25,009             $25,776        $20,137
  2/28/2005           $25,261             $26,572        $20,559
  3/31/2005           $24,974             $26,363        $20,196
  4/30/2005           $24,137             $25,522        $19,812
  5/31/2005           $25,399             $26,744        $20,442
  6/30/2005           $25,915             $27,464        $20,470
  7/31/2005           $27,475             $28,911        $21,232
  8/31/2005           $27,165             $28,709        $21,039
  9/30/2005           $27,177             $29,091        $21,209
 10/31/2005           $26,466             $28,218        $20,855
 11/30/2005           $27,544             $29,471        $21,643
 12/31/2005           $27,785             $29,774        $21,652
  1/31/2006           $29,070             $31,305        $22,226
  2/28/2006           $28,622             $31,267        $22,286
  3/31/2006           $29,081             $32,043        $22,562
  4/30/2006           $29,861             $32,267        $22,864
  5/31/2006           $28,726             $31,180        $22,208
  6/30/2006           $28,221             $31,217        $22,237

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) was named the Wells Fargo Advantage Opportunity Fund. Performance shown for the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) for periods prior to April 11, 2005, reflects the performance of the Strong Opportunity II Fund, its predecessor fund.

2 The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. The Fund has selected the Russell Midcap(R) Index to replace the S&P 500 Index as its benchmark index going forward because the Russell Midcap(R) Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

5 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) for the most recent ten years of the Fund with the Russell Midcap(R) Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Jerome "Cam" Philpott, CFA              05/01/1995
   Stuart Roberts

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 11.99% 1 for the six-month period that ended June 30, 2006, outperforming its benchmark, the Russell 2000(R) Growth Index 2, which returned 6.07% during the same period. In addition, the Fund outperformed the Russell 2000(R) Index 3, which returned 8.21%.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The industrials, consumer discretionary, and information technology sectors provided the most benefit to the Funds performance relative to the Russell 2000(R) Growth Index. The industrials sector gained from a positive allocation and selection effect; strong stocks in the sector included Gardner Denver and Wesco International. We sold the entire Wesco position when those shares met our target price. Positive allocation helped the Fund's consumer discretionary sector, but the bulk of the performance was the result of selection. Stocks including Priceline.com, Orient Express Hotels, and Gaylord Entertainment were some of the leading contributors in consumer discretionary. Priceline.com, an online travel company, posted terrific results from its European operations, which we believe are sustainable given the lower penetration rates overseas. The information technology sector, much like consumer discretionary, derived most of its performance from stock selection. WebEx Communications, Wright Express, and Identix Incorporated were the leading contributors in the information technology sector.

      The energy and materials sectors supplied the least amount of benefit when compared to the Fund's benchmark. Holdings in the energy sector performed positively, but the sector did not perform positively overall. The Fund had limited holdings in the poor-performing materials sector.

      Holdings that performed well on an individual basis included Trammell Crow, Tetra Technologies, Cbeyond Communications, and Hughes Supply.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The largest changes in allocations were additions to the industrials and energy sectors and reductions in the health care and materials sectors. We added to the industrials sector because of the generally strong performance in the sector, caused by companies reporting encouraging first-quarter results in 2006. Energy sector stocks in the exploration and production area were quite strong, and additions were made for stock-specific reasons. Allocations to health care were reduced because of undesirable performance from specific holdings. Neurocrine Biosciences was a position that was reduced because the FDA unexpectedly rejected one of the three forms of its insomnia drug, reducing the drug's addressable market. Holdings in the materials sector were also reallocated due to lackluster sector performance.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Following a strong first-quarter 2006 performance, we believed that it would be natural for stocks to rest and digest recent gains. However, investor sentiment deteriorated quickly, and by mid-June 2006, investors seemed almost panicky about how high interest rates might go. The broad markets became solely fixated on this single issue, and stocks declined. During this time, we did not try to second-guess what the Fed might do. Instead, we stayed focused on our investment process and discipline, as well as our conversations with company management teams. Our disciplined focus gave us conviction that underlying fundamentals were sound. We anticipate that as companies held by the Fund report their quarterly results during the second half of the year, that their corporate earnings will be positive. Consequently, we remain optimistic that equity investors will be rewarded over time.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    10-Year
   VT Small Cap Growth Fund (Incept. Date 05/01/1995)          11.99      22.89      1.88      2.15
-----------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------
     Russell 2000(R) Growth Index 2                             6.07      14.58      3.49      4.12
-----------------------------------------------------------------------------------------------------
     Russell 2000(R) Index 3                                    8.21      14.58      8.50      9.05

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                   .93
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 23.60
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     3.18
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                               $ 1.05
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        79%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                 $ 9.34

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 2000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 4 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       16%
Energy                                                                        5%
Financial Services                                                            4%
Health Care                                                                  19%
Industrials                                                                  25%
Information Technology                                                       29%
Telecommunications Services                                                   2%

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   ValueClick Incorporated                                                 3.16%
--------------------------------------------------------------------------------
   WebEx Communications Incorporated                                       3.11%
--------------------------------------------------------------------------------
   Resources Connection Incorporated                                       3.01%
--------------------------------------------------------------------------------
   Gardner Denver Incorporated                                             2.84%
--------------------------------------------------------------------------------
   Quest Software Incorporated                                             2.31%
--------------------------------------------------------------------------------
   Navigant Consulting Incorporated                                        1.98%
--------------------------------------------------------------------------------
   SI International Incorporated                                           1.90%
--------------------------------------------------------------------------------
   Orient Express Hotels Limited Class A                                   1.87%
--------------------------------------------------------------------------------
   Secure Computing Corporation                                            1.86%
--------------------------------------------------------------------------------
   Wright Express Corporation                                              1.83%

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE
                       VT SMALL CAP            Russell 2000(R)           Russell 2000(R)
                        GROWTH FUND                 Index                 Growth Index
                   ---------------------       ---------------          ----------------
  6/30/1996            $10,000.00                 $10,000.00               $10,000.00
  7/31/1996            $ 9,035.49                 $ 9,127.00               $ 8,779.20
  8/31/1996            $ 9,830.25                 $ 9,657.28               $ 9,429.14
  9/30/1996            $10,308.64                 $10,034.88               $ 9,914.70
 10/31/1996            $10,509.26                 $ 9,880.34               $ 9,486.98
 11/30/1996            $11,003.09                 $10,287.41               $ 9,750.83
 12/31/1996            $11,371.47                 $10,556.94               $ 9,940.93
  1/31/1997            $11,615.74                 $10,768.08               $10,189.24
  2/28/1997            $10,958.73                 $10,507.49               $ 9,573.90
  3/31/1997            $10,057.43                 $10,011.54               $ 8,898.30
  4/30/1997            $ 9,762.62                 $10,039.57               $ 8,795.37
  5/31/1997            $11,733.67                 $11,156.98               $10,117.37
  6/30/1997            $11,944.25                 $11,635.61               $10,460.42
  7/31/1997            $12,710.77                 $12,176.67               $10,996.37
  8/31/1997            $13,030.86                 $12,455.51               $11,326.37
  9/30/1997            $14,007.96                 $13,367.25               $12,230.22
 10/31/1997            $13,106.67                 $12,780.43               $11,495.61
 11/30/1997            $12,550.73                 $12,697.36               $11,221.51
 12/31/1997            $12,484.01                 $12,919.56               $11,227.84
  1/31/1998            $12,190.50                 $12,715.43               $11,078.06
  2/28/1998            $13,344.98                 $13,655.10               $12,056.12
  3/31/1998            $13,716.76                 $14,217.70               $12,561.82
  4/30/1998            $13,746.11                 $14,295.89               $12,638.87
  5/31/1998            $12,748.17                 $13,525.34               $11,720.63
  6/30/1998            $12,855.80                 $13,553.75               $11,840.38
  7/31/1998            $11,486.08                 $12,455.89               $10,851.65
  8/31/1998            $ 8,815.12                 $10,036.96               $ 8,346.62
  9/30/1998            $ 9,265.17                 $10,822.85               $ 9,192.88
 10/31/1998            $ 9,656.52                 $11,264.43               $ 9,672.36
 11/30/1998            $10,223.98                 $11,854.68               $10,422.68
 12/31/1998            $10,677.03                 $12,588.49               $11,365.86
  1/31/1999            $10,343.38                 $12,755.91               $11,877.11
  2/28/1999            $ 9,371.84                 $11,722.68               $10,790.64
  3/31/1999            $ 9,165.76                 $11,905.56               $11,174.96
  4/30/1999            $ 9,685.88                 $12,972.30               $12,161.83
  5/31/1999            $ 9,666.25                 $13,161.69               $12,181.09
  6/30/1999            $10,166.73                 $13,756.60               $12,822.73
  7/31/1999            $10,156.92                 $13,379.67               $12,426.21
  8/31/1999            $10,225.61                 $12,884.62               $11,961.49
  9/30/1999            $10,618.15                 $12,887.20               $12,192.21
 10/31/1999            $12,178.49                 $12,940.04               $12,504.50
 11/30/1999            $14,219.69                 $13,712.56               $13,826.69
 12/31/1999            $17,752.53                 $15,264.82               $16,263.67
  1/31/2000            $18,145.07                 $15,019.05               $16,112.32
  2/29/2000            $22,610.19                 $17,498.70               $19,861.08
  3/31/2000            $19,695.59                 $16,345.53               $17,773.36
  4/30/2000            $17,291.30                 $15,361.53               $15,978.88
  5/31/2000            $15,456.18                 $14,465.96               $14,579.70
  6/30/2000            $19,195.11                 $15,727.39               $16,463.12
  7/31/2000            $18,046.93                 $15,220.97               $15,052.22
  8/31/2000            $20,417.44                 $16,382.33               $16,635.51
  9/30/2000            $19,963.94                 $15,900.69               $15,809.08
 10/31/2000            $17,192.57                 $15,191.51               $14,525.79
 11/30/2000            $12,849.08                 $13,631.35               $11,888.40
 12/31/2000            $13,743.96                 $14,802.28               $12,615.86
  1/31/2001            $13,902.85                 $15,573.48               $13,636.99
  2/28/2001            $11,042.84                 $14,551.86               $11,767.69
  3/31/2001            $ 9,440.70                 $13,840.27               $10,697.79
  4/30/2001            $10,989.87                 $14,922.58               $12,007.49
  5/31/2001            $11,003.11                 $15,289.68               $12,285.62
  6/30/2001            $11,267.93                 $15,817.17               $12,620.65
  7/31/2001            $10,566.17                 $14,961.46               $11,543.98
  8/31/2001            $ 9,732.00                 $14,478.21               $10,823.05
  9/30/2001            $ 8,037.17                 $12,529.44               $ 9,076.70
 10/31/2001            $ 8,977.27                 $13,262.41               $ 9,949.91
 11/30/2001            $ 9,665.79                 $14,288.92               $10,780.47
 12/31/2001            $10,394.04                 $15,170.55               $11,451.65
  1/31/2002            $ 9,877.64                 $15,012.77               $11,044.25
  2/28/2002            $ 9,003.75                 $14,601.42               $10,329.42
  3/31/2002            $ 9,771.72                 $15,775.38               $11,227.24
  4/30/2002            $ 9,321.53                 $15,918.94               $10,984.33
  5/31/2002            $ 8,765.42                 $15,212.13               $10,342.08
  6/30/2002            $ 8,010.69                 $14,457.61               $ 9,465.09
  7/31/2002            $ 6,501.24                 $12,274.51               $ 8,010.38
  8/31/2002            $ 6,474.76                 $12,243.83               $ 8,006.66
  9/30/2002            $ 5,945.12                 $11,364.72               $ 7,428.32
 10/31/2002            $ 6,408.55                 $11,729.53               $ 7,804.05
 11/30/2002            $ 6,885.22                 $12,775.80               $ 8,577.72
 12/31/2002            $ 6,421.79                 $12,064.19               $ 7,986.17
  1/31/2003            $ 6,156.98                 $11,730.01               $ 7,769.21
  2/28/2003            $ 6,037.81                 $11,375.77               $ 7,562.03
  3/31/2003            $ 6,064.29                 $11,522.51               $ 7,676.51
  4/30/2003            $ 6,686.61                 $12,614.85               $ 8,403.01
  5/31/2003            $ 7,242.72                 $13,968.42               $ 9,349.96
  6/30/2003            $ 7,507.54                 $14,221.25               $ 9,530.15
  7/31/2003            $ 7,865.04                 $15,111.50               $10,250.60
  8/31/2003            $ 8,235.78                 $15,803.60               $10,801.18
  9/30/2003            $ 7,984.21                 $15,511.24               $10,527.76
 10/31/2003            $ 8,778.66                 $16,814.18               $11,437.24
 11/30/2003            $ 9,056.71                 $17,411.09               $11,810.13
 12/31/2003            $ 9,136.16                 $17,764.53               $11,862.93
  1/31/2004            $ 9,652.55                 $18,535.51               $12,486.14
  2/29/2004            $ 9,665.79                 $18,702.33               $12,466.82
  3/31/2004            $ 9,930.61                 $18,876.26               $12,525.09
  4/30/2004            $ 9,467.18                 $17,913.57               $11,896.36
  5/31/2004            $ 9,824.68                 $18,198.40               $12,133.00
  6/30/2004            $ 9,970.33                 $18,964.55               $12,536.71
  7/31/2004            $ 8,844.86                 $17,687.61               $11,411.42
  8/31/2004            $ 8,474.12                 $17,596.70               $11,165.74
  9/30/2004            $ 9,030.23                 $18,422.79               $11,783.15
 10/31/2004            $ 9,308.29                 $18,785.43               $12,069.46
 11/30/2004            $ 9,745.24                 $20,414.84               $13,089.64
 12/31/2004            $10,394.04                 $21,019.12               $13,560.10
  1/31/2005            $ 9,943.85                 $20,142.62               $12,949.21
  2/28/2005            $ 9,798.20                 $20,483.03               $13,126.94
  3/31/2005            $ 9,599.59                 $19,897.21               $12,634.56
  4/30/2005            $ 9,056.71                 $18,757.10               $11,830.45
  5/31/2005            $ 9,639.31                 $19,985.69               $12,664.58
  6/30/2005            $10,063.02                 $20,757.14               $13,074.06
  7/31/2005            $10,751.54                 $22,073.14               $13,987.93
  8/31/2005            $10,658.85                 $21,664.79               $13,790.82
  9/30/2005            $10,791.26                 $21,731.95               $13,900.10
 10/31/2005            $10,499.96                 $21,056.09               $13,386.42
 11/30/2005            $11,201.73                 $22,077.31               $14,144.29
 12/31/2005            $11,042.84                 $21,975.75               $14,123.23
  1/31/2006            $11,877.01                 $23,946.98               $15,485.56
  2/28/2006            $12,208.03                 $23,879.93               $15,403.04
  3/31/2006            $12,923.03                 $25,038.10               $16,151.66
  4/30/2006            $13,240.81                 $25,033.10               $16,105.03
  5/31/2006            $12,512.57                 $23,626.24               $14,971.64
  6/30/2006            $12,366.92                 $23,777.44               $14,980.66

--------------------------------------------------------------------------------

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND was named the Wells Fargo Advantage Small Cap Growth Fund and prior to April 11, 2005, was named the Wells Fargo Small Cap Growth Fund. Performance shown for the Fund for periods prior to September 20, 1999, reflects performance of the Norwest Small Company Stock Fund, its predecessor fund.

2 The Russell 2000(R) Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Russell 2000(R) Growth Index to replace the Russell 2000(R) Index as its benchmark index going forward because the Russell 2000(R) Growth Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

4 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the fund.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND for the most recent ten years with the Russell 2000(R) Growth Index and the Russell 2000(R) Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
   I. Charles Rinaldi                      10/10/1997

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 8.05% 1 for the six-month period that ended June 30, 2006, outperforming its benchmark, the Russell 2500(TM) Value Index 2, which returned 7.67% during the same period. In addition, the Fund outperformed the Russell 3000(R) Value Index 3, which returned 6.90% and it outperformed the S&P 500 Index 4, which returned 2.71%.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Energy stocks were the best contributors to Fund performance during the period. Equipment and service companies dedicated to energy production and distribution were the lead performers and outperformed all other sectors. Crude oil producers were also positive performers.

      Technology stocks were negative contributors during the six-month period. Stock selections in technology have been undervalued for some time now. We anticipate renewed investor enthusiasm for high-quality technology companies in the Fund, even though the momentum has not been in our favor.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The materials sector, comprised of steel, gold, silver, cement, paper, metal fabricating, and chemicals companies, represented 13% of the Fund's portfolio on June 30, 2006. The largest holdings, by industry weight within this sector, are metals & mining 6%, chemicals at around 4%, and other materials 3%. Gold reached historical highs in May 2006, providing strong returns from these stock selections. We took advantage of gold's recent run-up in demand by selling select stocks that had met our sell and trim criteria. The Fund remains overweighted in the energy sector relative to its benchmark, the Russell 2500 Value Index, though we have made some reductions in energy during the last year.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund currently maintains an overweight position in the energy sector, with approximately 24% of the Fund's assets invested in companies related to energy equipment & service, natural gas, and crude oil. We believe that a significant amount of domestic investment will be made by companies with exceptional management teams, clean balance sheets, and strong earnings. These are the types of companies that we feel will outperform the market in the coming years. In addition, many smaller energy companies have become acquisition targets in the recent months. Merger and acquisition activity for 2006 is now near the activity for the entire year of 2005, and we believe that it may outpace activity in 2005.

      Many of the stocks in the Fund are often ignored and undervalued. Our investment process seeks to identify at least one catalyst that has the ability to add value to the Fund's performance.

      The pressure on the markets has been generally indiscriminate across asset classes. Small- and mid-cap value stocks were affected by a broad downturn caused by many factors. The market seems to be concerned with inflation readings, wages, global economic growth, terrorism, oil, and gas prices. Our investment strategy takes into consideration the backdrop of the markets and helps us construct and manage assets in the changing investment environment. The recent pressures notwithstanding, we believe that the Fund is well positioned to benefit from inefficiencies within small and mid cap stocks and to provide investors with potential growth in the long term.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    Life of Fund
   VT Small/Mid Cap Value Fund (Incept. Date 10/10/1997)       8.05       23.31      9.12         6.47
----------------------------------------------------------------------------------------------------------
   Benchmarks
----------------------------------------------------------------------------------------------------------
     Russell 2500(TM) Value Index 2                            7.67       12.52     13.40        11.04
----------------------------------------------------------------------------------------------------------
     Russell 3000(R) Value Index 3                             6.90       12.32      7.36         7.85
----------------------------------------------------------------------------------------------------------
     S&P 500 Index 4                                           2.71        8.62      2.49         5.03
----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                  1.18
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 23.90
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     2.28
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $  0.64
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        38%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $ 14.76

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 2500(TM) VALUE INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           8%
Consumer Staples                                 1%
Energy                                          24%
Financials                                      11%
Health Care                                     10%
Industrials                                     15%
Information Technology                          17%
Materials                                       13%
Telecommunications Service                       1%

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Global Industries Limited                                               5.39%
--------------------------------------------------------------------------------
   Covalent Group Incorporated                                             2.94%
--------------------------------------------------------------------------------
   Trilogy Energy Trust                                                    2.37%
--------------------------------------------------------------------------------
   Randgold Resources Limited ADR                                          2.10%
--------------------------------------------------------------------------------
   Key Energy Services Incorporated                                        1.83%
--------------------------------------------------------------------------------
   Lightbridge Incorporated                                                1.48%
--------------------------------------------------------------------------------
   Cray Incorporated                                                       1.43%
--------------------------------------------------------------------------------
   McMoRan Exploration Company                                             1.37%
--------------------------------------------------------------------------------
   El Paso Corporation                                                     1.29%
--------------------------------------------------------------------------------
   Gentex Corporation                                                      1.28%

GROWTH OF $10,000 INVESTMENT 7 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                       Russell        Russell
             WELLS FARGO ADVANTAGE                     3000(R)        2500(TM)
               VT SMALL MID CAP                         Value          Value
                  VALUE FUND         S&P 500 Index      Index          Index
             ---------------------   -------------    ---------      ---------
 10/10/1997         $10,000             $10,000        $10,000        $10,000
 10/31/1997         $ 9,580             $ 9,666        $ 9,721        $ 9,705
 11/30/1997         $ 9,670             $10,114        $10,119        $ 9,912
 12/31/1997         $ 9,919             $10,287        $10,419        $10,283
  1/31/1998         $ 9,578             $10,401        $10,267        $10,108
  2/28/1998         $10,240             $11,151        $10,952        $10,734
  3/31/1998         $10,720             $11,721        $11,600        $11,265
  4/30/1998         $10,640             $11,841        $11,675        $11,258
  5/31/1998         $10,220             $11,637        $11,479        $10,903
  6/30/1998         $10,005             $12,110        $11,606        $10,861
  7/31/1998         $ 9,663             $11,981        $11,339        $10,167
  8/31/1998         $ 7,667             $10,250        $ 9,644        $ 8,571
  9/30/1998         $ 7,817             $10,907        $10,196        $ 9,072
 10/31/1998         $ 8,720             $11,794        $10,946        $ 9,477
 11/30/1998         $ 9,663             $12,509        $11,438        $ 9,783
 12/31/1998         $10,135             $13,229        $11,825        $10,086
  1/31/1999         $10,085             $13,782        $11,891        $ 9,795
  2/28/1999         $ 9,803             $13,353        $11,674        $ 9,293
  3/31/1999         $10,177             $13,888        $11,891        $ 9,279
  4/30/1999         $11,141             $14,425        $13,000        $10,195
  5/31/1999         $11,016             $14,085        $12,895        $10,403
  6/30/1999         $11,016             $14,866        $13,276        $10,765
  7/31/1999         $10,467             $14,402        $12,893        $10,559
  8/31/1999         $ 9,990             $14,331        $12,415        $10,154
  9/30/1999         $ 9,203             $13,938        $11,995        $ 9,835
 10/31/1999         $ 9,607             $14,820        $12,618        $ 9,844
 11/30/1999         $ 9,773             $15,121        $12,530        $ 9,898
 12/31/1999         $ 9,844             $16,012        $12,612        $10,236
  1/31/2000         $ 9,434             $15,208        $12,206        $ 9,810
  2/29/2000         $ 8,884             $14,921        $11,410        $ 9,980
  3/31/2000         $10,093             $16,380        $12,701        $10,714
  4/30/2000         $10,395             $15,887        $12,569        $10,710
  5/31/2000         $10,438             $15,561        $12,679        $10,690
  6/30/2000         $ 9,844             $15,946        $12,163        $10,650
  7/31/2000         $10,006             $15,697        $12,332        $10,881
  8/31/2000         $10,578             $16,672        $13,009        $11,452
  9/30/2000         $10,708             $15,791        $13,116        $11,383
 10/31/2000         $10,881             $15,725        $13,414        $11,376
 11/30/2000         $10,125             $14,486        $12,931        $11,232
 12/31/2000         $10,615             $14,557        $13,625        $12,364
  1/31/2001         $11,276             $15,074        $13,699        $12,537
  2/28/2001         $10,972             $13,700        $13,343        $12,431
  3/31/2001         $10,636             $12,833        $12,889        $12,120
  4/30/2001         $11,417             $13,829        $13,519        $12,810
  5/31/2001         $11,612             $13,922        $13,826        $13,203
  6/30/2001         $11,168             $13,583        $13,579        $13,330
  7/31/2001         $11,352             $13,450        $13,531        $13,241
  8/31/2001         $10,875             $12,610        $13,023        $13,127
  9/30/2001         $ 9,628             $11,592        $12,069        $11,670
 10/31/2001         $ 9,856             $11,813        $11,994        $11,920
 11/30/2001         $10,430             $12,720        $12,702        $12,837
 12/31/2001         $11,052             $12,831        $13,035        $13,568
  1/31/2002         $10,684             $12,644        $12,955        $13,693
  2/28/2002         $10,792             $12,400        $12,980        $13,863
  3/31/2002         $11,627             $12,866        $13,620        $14,723
  4/30/2002         $11,519             $12,087        $13,225        $14,974
  5/31/2002         $11,291             $11,998        $13,251        $14,728
  6/30/2002         $10,445             $11,144        $12,527        $14,209
  7/31/2002         $ 8,579             $10,276        $11,311        $12,564
  8/31/2002         $ 8,905             $10,343        $11,387        $12,631
  9/30/2002         $ 7,896             $ 9,220        $10,152        $11,598
 10/31/2002         $ 8,037             $10,030        $10,861        $11,764
 11/30/2002         $ 8,601             $10,620        $11,558        $12,622
 12/31/2002         $ 8,493             $ 9,996        $11,056        $12,228
  1/31/2003         $ 8,190             $ 9,735        $10,785        $11,859
  2/28/2003         $ 8,038             $ 9,589        $10,493        $11,568
  3/31/2003         $ 7,864             $ 9,681        $10,517        $11,645
  4/30/2003         $ 8,365             $10,479        $11,447        $12,700
  5/31/2003         $ 9,495             $11,030        $12,216        $13,875
  6/30/2003         $ 9,506             $11,172        $12,373        $14,124
  7/31/2003         $ 9,867             $11,368        $12,588        $14,737
  8/31/2003         $10,345             $11,590        $12,805        $15,330
  9/30/2003         $10,170             $11,467        $12,679        $15,222
 10/31/2003         $10,508             $12,115        $13,474        $16,384
 11/30/2003         $10,893             $12,222        $13,683        $17,053
 12/31/2003         $11,754             $12,862        $14,499        $17,723
  1/31/2004         $12,022             $13,099        $14,773        $18,296
  2/29/2004         $12,325             $13,281        $15,087        $18,668
  3/31/2004         $12,278             $13,080        $14,981        $18,817
  4/30/2004         $11,404             $12,875        $14,583        $17,832
  5/31/2004         $11,485             $13,051        $14,733        $18,191
  6/30/2004         $12,057             $13,304        $15,113        $18,913
  7/31/2004         $11,555             $12,864        $14,859        $18,152
  8/31/2004         $11,345             $12,916        $15,065        $18,380
  9/30/2004         $12,103             $13,056        $15,328        $18,960
 10/31/2004         $11,905             $13,255        $15,581        $19,303
 11/30/2004         $13,351             $13,791        $16,419        $20,882
 12/31/2004         $13,724             $14,260        $16,955        $21,546
  1/31/2005         $13,409             $13,912        $16,623        $20,853
  2/28/2005         $14,260             $14,205        $17,156        $21,374
  3/31/2005         $13,496             $13,953        $16,910        $21,089
  4/30/2005         $12,606             $13,688        $16,560        $20,300
  5/31/2005         $13,109             $14,123        $17,008        $21,427
  6/30/2005         $14,011             $14,143        $17,242        $22,212
  7/31/2005         $14,994             $14,669        $17,783        $23,402
  8/31/2005         $15,427             $14,536        $17,676        $22,976
  9/30/2005         $16,036             $14,653        $17,900        $23,001
 10/31/2005         $15,240             $14,409        $17,445        $22,323
 11/30/2005         $15,755             $14,953        $18,028        $23,238
 12/31/2005         $15,989             $14,959        $18,117        $23,214
  1/31/2006         $17,569             $15,356        $18,890        $24,742
  2/28/2006         $16,960             $15,397        $18,995        $24,775
  3/31/2006         $17,791             $15,588        $19,311        $25,643
  4/30/2006         $18,248             $15,797        $19,761        $25,745
  5/31/2006         $17,405             $15,344        $19,233        $24,853
  6/30/2006         $17,276             $15,364        $19,366        $24,994

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND was named the Wells Fargo Advantage Multi Cap Value Fund. Performance for the Fund prior to April 11, 2005, reflects the performance of the Strong Multi Cap Value II Fund, its predecessor fund.

2 The Russell 2500(TM) Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Russell 2500(TM) Value Index to replace the Russell 3000(R) Value Index and the S&P 500 Index as its benchmark index going forward because the Russell 2500(TM) Value Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indices. You cannot invest directly in an Index.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND for the life of the Fund with the Russell 2500(TM) Value Index, the Russell 3000(R) Value Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return consisting of income and capital appreciation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Marie Chandoha                          09/20/1999
   Thomas O'Connor, CFA
   William Stevens

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned (0.88)% 1 for the six-month period that ended June 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Bond Index 2 which returned (0.72)%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Security selection dominated the Fund's performance attribution, with a small boost from positioning in the commercial mortgage-backed securities (CMBS) sector.

      During 2006, the Fund's underweighting in certain sectors, such as homebuilders, airlines, paper, and forest products, detracted from performance because these sectors had solid performance. Underweighted positions compared to the benchmark in agency bonds and Ginnie Maes, along with the Fund's overweighted position in CMBS in 2005, also detracted from Fund performance. However, year to date, the Fund's overweighting in CMBS and asset-backed sectors aided performance.

      In corporates, the Fund's portfolio benefited from an overweighted position in several areas. Specifically, overweighting in more volatile sectors like telecommunications and cable/media within the 30-year portion of the yield curve contributed to performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We kept the Fund's portfolio neutral in duration and yield curve versus its benchmark and focused on finding undervalued securities and relative value in the markets within the Fund's strategy. We maintained a close-to-neutral weighting in mortgages on a risk-adjusted basis for most of the period, with a focus on seasoned pass-through mortgage sectors and collateralized mortgage obligations. We maintained the Fund's underweighted position in agencies for most of the period.

      In CMBS, we entered the period with a 4% overweighted position relative to the benchmark on a duration-adjusted basis. By the end of June 2006, we had slightly edged up our CMBS exposure to a 7% overweighted position.

      While our broad sector positioning is close to the benchmark, we are still focusing our attention on subsector and individual name positioning, where we continue to find disparities and opportunities in relative value.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The fear in the market that the Fed was raising interest rates faster than inflation numbers demanded has recently subsided, and low market volatility has returned to the markets. While some signs of economic cooling are evident in the United States, central banks in other countries remain focused on managing growth.

      As a result of lower volatility, valuations have improved. Corporate fundamentals remain strong and mortgages are currently priced to higher volatility than what was demonstrated in the market. Consequently, we have added exposure to corporates and mortgages in the Fund; our subsector overweighted and underweighted positions are the result of our views on relative value.

      We will continue to focus our efforts on finding good relative value opportunities through our bottom-up research.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS CAN LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

                                                             6-Months*    1-Year    5-Year    Life of Fund
----------------------------------------------------------------------------------------------------------
   VT Total Return Bond Fund (Incept. Date 09/20/1999)        (0.88)      (1.26)     5.10         5.71
----------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------
     Lehman Brothers U.S. Aggregate Bond Index 2              (0.72)      (0.81)     4.97         5.90
----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------
   Average Credit Quality 4                                                 Aa1
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.29%
--------------------------------------------------------------------------------
   Weighted Average Maturity                                         6.59 years
--------------------------------------------------------------------------------
   Average Duration                                                  4.74 years
--------------------------------------------------------------------------------
   Portfolio Turnover                                                       350%
--------------------------------------------------------------------------------
   Distribution Rate 5                                                     4.51%
--------------------------------------------------------------------------------
   30-Day SEC Yield 6                                                      4.47%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                 $ 9.57

SECTOR DISTRIBUTION 3 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

ABS/CMBS 8                                       21%
MBS 9                                            28%
U.S. Agency Securities                            5%
Corporate Bonds & Notes                          18%
U.S. Treasury Securities                         10%
CMO 10                                           18%

GROWTH OF $10,000 INVESTMENT 7 (AS OF JUNE 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        WELLS FARGO
                     ADVANTAGE VT TOTAL       Lehman Brothers U.S.
                      RETURN BOND FUND        Aggregate Bond Index
                     ------------------       --------------------
  9/20/1999              $10,000                    $10,000
  9/30/1999              $10,015                    $10,028
 10/31/1999              $10,070                    $10,065
 11/30/1999              $10,040                    $10,064
 12/31/1999              $ 9,994                    $10,016
  1/31/2000              $ 9,968                    $ 9,983
  2/29/2000              $10,092                    $10,104
  3/31/2000              $10,262                    $10,237
  4/30/2000              $10,069                    $10,208
  5/31/2000              $10,021                    $10,203
  6/30/2000              $10,254                    $10,415
  7/31/2000              $10,352                    $10,510
  8/31/2000              $10,526                    $10,662
  9/30/2000              $10,550                    $10,730
 10/31/2000              $10,597                    $10,800
 11/30/2000              $10,740                    $10,978
 12/31/2000              $11,015                    $11,182
  1/31/2001              $11,214                    $11,365
  2/28/2001              $11,354                    $11,464
  3/31/2001              $11,381                    $11,521
  4/30/2001              $11,285                    $11,473
  5/31/2001              $11,357                    $11,542
  6/30/2001              $11,361                    $11,586
  7/31/2001              $11,658                    $11,845
  8/31/2001              $11,799                    $11,981
  9/30/2001              $11,698                    $12,122
 10/31/2001              $11,999                    $12,375
 11/30/2001              $11,944                    $12,204
 12/31/2001              $11,831                    $12,126
  1/31/2002              $11,892                    $12,224
  2/28/2002              $11,960                    $12,343
  3/31/2002              $11,831                    $12,138
  4/30/2002              $12,033                    $12,373
  5/31/2002              $12,145                    $12,479
  6/30/2002              $12,097                    $12,586
  7/31/2002              $12,018                    $12,738
  8/31/2002              $12,259                    $12,953
  9/30/2002              $12,425                    $13,163
 10/31/2002              $12,303                    $13,103
 11/30/2002              $12,468                    $13,099
 12/31/2002              $12,748                    $13,370
  1/31/2003              $12,793                    $13,381
  2/28/2003              $13,022                    $13,566
  3/31/2003              $13,094                    $13,555
  4/30/2003              $13,401                    $13,667
  5/31/2003              $13,723                    $13,921
  6/30/2003              $13,734                    $13,893
  7/31/2003              $13,284                    $13,427
  8/31/2003              $13,410                    $13,515
  9/30/2003              $13,789                    $13,873
 10/31/2003              $13,656                    $13,744
 11/30/2003              $13,677                    $13,777
 12/31/2003              $13,819                    $13,918
  1/31/2004              $13,935                    $14,029
  2/29/2004              $14,087                    $14,181
  3/31/2004              $14,186                    $14,287
  4/30/2004              $13,842                    $13,916
  5/31/2004              $13,790                    $13,860
  6/30/2004              $13,856                    $13,939
  7/31/2004              $13,995                    $14,077
  8/31/2004              $14,248                    $14,346
  9/30/2004              $14,288                    $14,384
 10/31/2004              $14,400                    $14,505
 11/30/2004              $14,284                    $14,389
 12/31/2004              $14,426                    $14,522
  1/31/2005              $14,510                    $14,613
  2/28/2005              $14,436                    $14,527
  3/31/2005              $14,337                    $14,453
  4/30/2005              $14,523                    $14,648
  5/31/2005              $14,682                    $14,806
  6/30/2005              $14,756                    $14,888
  7/31/2005              $14,616                    $14,752
  8/31/2005              $14,793                    $14,941
  9/30/2005              $14,631                    $14,787
 10/31/2005              $14,516                    $14,670
 11/30/2005              $14,563                    $14,735
 12/31/2005              $14,700                    $14,875
  1/31/2006              $14,688                    $14,876
  2/28/2006              $14,735                    $14,925
  3/31/2006              $14,592                    $14,779
  4/30/2006              $14,568                    $14,753
  5/31/2006              $14,546                    $14,736
  6/30/2006              $14,570                    $14,767

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND was named the Wells Fargo Advantage Total Return Bond Fund and prior to April 11, 2005, was named the Wells Fargo Total Return Bond Fund. Effective May 1, 2003, the Fund was renamed the Wells Fargo Variable Trust Total Return Bond Fund and the investment policies of the Fund changed. The performance shown reflects the investment policies in effect as of the date indicated.

2 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

3 Fund characteristics and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and sector distribution.

4 The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND for the life of the Fund with the Lehman Brothers U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

8     ABS/CMBS--Asset-Backed Securities/Commercial Mortgage-Backed Securities.

9     MBS--Mortgage-Backed Securities.

10    CMO--Collateralized Mortgage Obligations.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS             FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning       Ending
                                               Account       Account      Expenses    Net Annual
                                                Value         Value      Paid During   Expense
                                              01/01/2006    06/30/2006   the Period*    Ratio
VT Asset Allocation Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,006.10     $ 4.97       1.00%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.84     $ 5.01       1.00%

VT C&B Large Cap Value Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,056.10     $ 5.10       1.00%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.84     $ 5.01       1.00%

VT Discovery Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,064.90     $ 5.89       1.15%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.09     $ 5.76       1.15%

VT Equity Income Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,028.40     $ 5.03       1.00%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.84     $ 5.01       1.00%

VT International Core Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,078.50     $ 5.15       1.00%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.84     $ 5.01       1.00%

VT Large Company Core Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $   977.90     $ 4.90       1.00%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.84     $ 5.01       1.00%

VT Large Company Growth Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $   930.60     $ 4.79       1.00%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.84     $ 5.01       1.00%

VT Money Market Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,020.00     $ 3.76       0.75%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,021.08     $ 3.76       0.75%

FUND EXPENSES (UNAUDITED)             WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                              Beginning      Ending
                                               Account      Account       Expenses    Net Annual
                                                Value        Value       Paid During   Expense
                                              01/01/2006   06/30/2006    the Period*    Ratio
VT Opportunity Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,015.70     $ 5.35       1.07%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.49     $ 5.36       1.07%

VT Small Cap Growth Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,119.90     $ 6.31       1.20%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,018.84     $ 6.01       1.20%

VT Small/Mid Cap Value Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $ 1,080.50     $ 5.88       1.14%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,019.14     $ 5.71       1.14%

VT Total Return Bond Fund
------------------------------------------------------------------------------------------------
Actual                                        $ 1,000.00    $   991.20     $ 4.44       0.90%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00    $ 1,020.33     $ 4.51       0.90%

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 57.55%

AMUSEMENT & RECREATION SERVICES - 0.13%
      2,646  HARRAH'S ENTERTAINMENT INCORPORATED                                                                  $      188,343
      4,856  INTERNATIONAL GAME TECHNOLOGY                                                                               184,237

                                                                                                                         372,580
                                                                                                                  --------------

APPAREL & ACCESSORY STORES - 0.23%
      7,877  GAP INCORPORATED                                                                                            137,060
      4,875  KOHL'S CORPORATION+                                                                                         288,210
      4,913  LIMITED BRANDS                                                                                              125,723
      3,084  NORDSTROM INCORPORATED                                                                                      112,566

                                                                                                                         663,559
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
      1,612  JONES APPAREL GROUP INCORPORATED                                                                             51,246
      1,496  LIZ CLAIBORNE INCORPORATED                                                                                   55,442
      1,257  VF CORPORATION                                                                                               85,375

                                                                                                                         192,063
                                                                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
      2,124  AUTONATION INCORPORATED+<<                                                                                   45,539
        766  AUTOZONE INCORPORATED+                                                                                       67,561

                                                                                                                         113,100
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
        873  RYDER SYSTEM INCORPORATED                                                                                    51,009
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.14%
      1,738  CENTEX CORPORATION                                                                                           87,421
      3,895  D.R. HORTON INCORPORATED                                                                                     92,779
      1,079  KB HOME<<                                                                                                    49,472
      1,996  LENNAR CORPORATION CLASS A<<                                                                                 88,563
      3,050  PULTE HOMES INCORPORATED<<                                                                                   87,809

                                                                                                                         406,044
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.63%
     29,603  HOME DEPOT INCORPORATED                                                                                   1,059,491
     11,111  LOWE'S COMPANIES INCORPORATED                                                                               674,104
      1,595  SHERWIN-WILLIAMS COMPANY                                                                                     75,731

                                                                                                                       1,809,326
                                                                                                                  --------------

BUSINESS SERVICES - 3.56%
      8,574  ADOBE SYSTEMS INCORPORATED+                                                                                 260,307
      1,698  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                           87,634
      3,318  AUTODESK INCORPORATED+<<                                                                                    114,338
      8,254  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      374,319
      3,048  BMC SOFTWARE INCORPORATED+                                                                                   72,847
      6,534  CA INCORPORATED<<                                                                                           134,274
     14,325  CENDANT CORPORATION                                                                                         233,354
      2,608  CITRIX SYSTEMS INCORPORATED+                                                                                104,685
      2,689  COMPUTER SCIENCES CORPORATION+                                                                              130,255

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (CONTINUED)
      5,404  COMPUWARE CORPORATION+                                                                               $       36,207
      2,006  CONVERGYS CORPORATION+                                                                                       39,117
     16,560  EBAY INCORPORATED+                                                                                          485,042
      4,384  ELECTRONIC ARTS INCORPORATED+                                                                               188,687
      7,425  ELECTRONIC DATA SYSTEMS CORPORATION                                                                         178,646
      1,841  EQUIFAX INCORPORATED                                                                                         63,220
     10,964  FIRST DATA CORPORATION                                                                                      493,819
      2,516  FISERV INCORPORATED+                                                                                        114,126
      2,951  GOOGLE INCORPORATED CLASS A+                                                                              1,237,443
      2,860  IMS HEALTH INCORPORATED                                                                                      76,791
      6,247  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                               52,162
      2,446  INTUIT INCORPORATED+                                                                                        147,714
      8,102  JUNIPER NETWORKS INCORPORATED+                                                                              129,551
    125,649  MICROSOFT CORPORATION                                                                                     2,927,622
      1,838  MONSTER WORLDWIDE INCORPORATED+                                                                              78,409
      2,606  NCR CORPORATION+                                                                                             95,484
      4,855  NOVELL INCORPORATED+<<                                                                                       32,189
      2,443  OMNICOM GROUP INCORPORATED                                                                                  217,647
     55,775  ORACLE CORPORATION+                                                                                         808,180
      1,595  PARAMETRIC TECHNOLOGY CORPORATION+                                                                           20,272
      2,460  ROBERT HALF INTERNATIONAL INCORPORATED                                                                      103,320
     50,095  SUN MICROSYSTEMS INCORPORATED+                                                                              207,894
     14,825  SYMANTEC CORPORATION+                                                                                       230,380
      4,912  UNISYS CORPORATION+                                                                                          30,847
      3,510  VERISIGN INCORPORATED+                                                                                       81,327
     17,957  YAHOO! INCORPORATED+<<                                                                                      592,581

                                                                                                                      10,180,690
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 5.57%
     21,858  ABBOTT LABORATORIES                                                                                         953,227
      3,210  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       205,183
      1,089  ALBERTO-CULVER COMPANY CLASS B                                                                               53,056
     16,889  AMGEN INCORPORATED+                                                                                       1,101,670
      1,572  AVERY DENNISON CORPORATION                                                                                   91,270
      6,449  AVON PRODUCTS INCORPORATED                                                                                  199,919
      1,520  BARR PHARMACEUTICALS INCORPORATED+<<                                                                         72,489
      4,924  BIOGEN IDEC INCORPORATED+                                                                                   228,129
     28,162  BRISTOL-MYERS SQUIBB COMPANY                                                                                728,269
      2,160  CLOROX COMPANY<<                                                                                            131,695
      7,371  COLGATE-PALMOLIVE COMPANY                                                                                   441,523
     13,773  DOW CHEMICAL COMPANY                                                                                        537,560
     13,194  E.I. DU PONT DE NEMOURS & COMPANY                                                                           548,870
      1,170  EASTMAN CHEMICAL COMPANY                                                                                     63,180
      2,608  ECOLAB INCORPORATED                                                                                         105,833
     16,185  ELI LILLY & COMPANY                                                                                         894,545
      1,701  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                  65,778
      4,667  FOREST LABORATORIES INCORPORATED+                                                                           180,566
      3,728  GENZYME CORPORATION+                                                                                        227,594

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
      6,516  GILEAD SCIENCES INCORPORATED+                                                                        $      385,487
      2,237  HOSPIRA INCORPORATED+                                                                                        96,057
      1,131  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              39,857
      3,468  KING PHARMACEUTICALS INCORPORATED+<<                                                                         58,956
      3,562  MEDIMMUNE INCORPORATED+                                                                                      96,530
     31,258  MERCK & COMPANY INCORPORATED                                                                              1,138,729
      3,875  MONSANTO COMPANY                                                                                            326,236
      3,010  MYLAN LABORATORIES INCORPORATED                                                                              60,200
    104,944  PFIZER INCORPORATED                                                                                       2,463,036
      2,372  PPG INDUSTRIES INCORPORATED                                                                                 156,552
      4,627  PRAXAIR INCORPORATED                                                                                        249,858
     46,997  PROCTER & GAMBLE COMPANY                                                                                  2,613,033
      2,081  ROHM & HAAS COMPANY                                                                                         104,300
     21,211  SCHERING-PLOUGH CORPORATION                                                                                 403,645
        958  SIGMA-ALDRICH CORPORATION                                                                                    69,589
     19,276  WYETH                                                                                                       856,047

                                                                                                                      15,948,468
                                                                                                                  --------------

COAL MINING - 0.04%
      2,624  CONSOL ENERGY INCORPORATED                                                                                  122,593
                                                                                                                  --------------

COMMUNICATIONS - 2.38%
      5,572  ALLTEL CORPORATION                                                                                          355,661
     55,684  AT&T INCORPORATED<<                                                                                       1,553,027
      5,886  AVAYA INCORPORATED+                                                                                          67,218
     25,906  BELLSOUTH CORPORATION                                                                                       937,797
      1,663  CENTURYTEL INCORPORATED<<                                                                                    61,780
      7,207  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   223,057
     30,260  COMCAST CORPORATION CLASS A+<<                                                                              990,712
      2,135  EMBARQ CORPORATION+                                                                                          87,514
     22,419  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                            181,370
     42,666  SPRINT NEXTEL CORPORATION                                                                                   852,893
      3,194  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                            106,999
     41,781  VERIZON COMMUNICATIONS INCORPORATED                                                                       1,399,246

                                                                                                                       6,817,274
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 6.17%
      4,956  AMSOUTH BANCORPORATION                                                                                      131,086
     65,359  BANK OF AMERICA CORPORATION                                                                               3,143,768
     11,053  BANK OF NEW YORK COMPANY INCORPORATED                                                                       355,906
      7,877  BB&T CORPORATION<<                                                                                          327,604
     71,199  CITIGROUP INCORPORATED                                                                                    3,434,640
      2,326  COMERICA INCORPORATED                                                                                       120,929
      2,637  COMMERCE BANCORP INCORPORATED                                                                                94,062
      1,849  COMPASS BANCSHARES INCORPORATED                                                                             102,804
      7,970  FIFTH THIRD BANCORP                                                                                         294,491
      1,764  FIRST HORIZON NATIONAL CORPORATION<<                                                                         70,913
      3,668  GOLDEN WEST FINANCIAL CORPORATION                                                                           272,165
      3,512  HUNTINGTON BANCSHARES INCORPORATED                                                                           82,813

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
     49,763  JP MORGAN CHASE & COMPANY                                                                            $    2,090,046
      5,788  KEYCORP                                                                                                     206,516
      1,130  M&T BANK CORPORATION                                                                                        133,250
      3,226  MARSHALL & ILSLEY CORPORATION                                                                               147,557
      5,923  MELLON FINANCIAL CORPORATION                                                                                203,929
      7,769  NATIONAL CITY CORPORATION                                                                                   281,160
      6,663  NORTH FORK BANCORPORATION INCORPORATED                                                                      201,008
      2,654  NORTHERN TRUST CORPORATION                                                                                  146,766
      4,239  PNC FINANCIAL SERVICES GROUP                                                                                297,451
      6,532  REGIONS FINANCIAL CORPORATION                                                                               216,340
      5,390  SOVEREIGN BANCORP INCORPORATED                                                                              109,463
      4,759  STATE STREET CORPORATION                                                                                    276,450
      5,207  SUNTRUST BANKS INCORPORATED                                                                                 397,086
      4,622  SYNOVUS FINANCIAL CORPORATION                                                                               123,777
     25,491  US BANCORP                                                                                                  787,162
     23,037  WACHOVIA CORPORATION                                                                                      1,245,841
     13,760  WASHINGTON MUTUAL INCORPORATED                                                                              627,181
     24,061  WELLS FARGO & COMPANY++                                                                                   1,614,012
      1,519  ZIONS BANCORPORATION                                                                                        118,391

                                                                                                                      17,654,567
                                                                                                                  --------------

EATING & DRINKING PLACES - 0.34%
      1,846  DARDEN RESTAURANTS INCORPORATED                                                                              72,733
     17,846  MCDONALD'S CORPORATION                                                                                      599,626
      1,670  WENDY'S INTERNATIONAL INCORPORATED                                                                           97,344
      3,894  YUM! BRANDS INCORPORATED                                                                                    195,751

                                                                                                                         965,454
                                                                                                                  --------------

EDUCATIONAL SERVICES - 0.04%
      2,004  APOLLO GROUP INCORPORATED CLASS A+                                                                          103,547
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.25%
      9,428  AES CORPORATION+                                                                                            173,947
      2,339  ALLEGHENY ENERGY INCORPORATED+                                                                               86,707
      3,464  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                        39,351
      2,941  AMEREN CORPORATION<<                                                                                        148,521
      5,641  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                193,204
      4,459  CENTERPOINT ENERGY INCORPORATED<<                                                                            55,738
      4,654  CITIZENS COMMUNICATIONS COMPANY                                                                              60,735
      3,167  CMS ENERGY CORPORATION+                                                                                      40,981
      3,520  CONSOLIDATED EDISON INCORPORATED<<                                                                          156,429
      2,562  CONSTELLATION ENERGY GROUP INCORPORATED                                                                     139,680
      4,977  DOMINION RESOURCES INCORPORATED                                                                             372,230
      2,546  DTE ENERGY COMPANY                                                                                          103,724
     17,687  DUKE ENERGY CORPORATION<<                                                                                   519,467
      5,286  DYNEGY INCORPORATED CLASS A+                                                                                 28,914
      4,666  EDISON INTERNATIONAL                                                                                        181,974
      9,964  EL PASO CORPORATION                                                                                         149,460
      2,978  ENTERGY CORPORATION                                                                                         210,693

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
      9,574  EXELON CORPORATION                                                                                   $      544,090
      4,723  FIRSTENERGY CORPORATION                                                                                     256,034
      5,789  FPL GROUP INCORPORATED                                                                                      239,549
      2,505  KEYSPAN CORPORATION                                                                                         101,202
      1,492  KINDER MORGAN INCORPORATED                                                                                  149,036
        635  NICOR INCORPORATED                                                                                           26,353
      3,905  NISOURCE INCORPORATED                                                                                        85,285
        550  PEOPLES ENERGY CORPORATION<<                                                                                 19,751
      4,972  PG&E CORPORATION                                                                                            195,300
      1,420  PINNACLE WEST CAPITAL CORPORATION                                                                            56,672
      5,449  PPL CORPORATION                                                                                             176,003
      3,623  PROGRESS ENERGY INCORPORATED                                                                                155,318
      3,601  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                238,098
      3,710  SEMPRA ENERGY                                                                                               168,731
     10,627  SOUTHERN COMPANY<<                                                                                          340,595
      2,989  TECO ENERGY INCORPORATED                                                                                     44,656
      6,622  TXU CORPORATION                                                                                             395,929
      7,807  WASTE MANAGEMENT INCORPORATED                                                                               280,115
      8,523  WILLIAMS COMPANIES INCORPORATED                                                                             199,097
      5,807  XCEL ENERGY INCORPORATED                                                                                    111,378

                                                                                                                       6,444,947
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.00%
      1,679  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                       28,308
      6,933  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                      169,304
      5,145  ALTERA CORPORATION+                                                                                          90,295
      2,429  AMERICAN POWER CONVERSION CORPORATION<<                                                                      47,341
      5,172  ANALOG DEVICES INCORPORATED                                                                                 166,228
      2,286  ANDREW CORPORATION+                                                                                          20,254
      6,560  BROADCOM CORPORATION CLASS A+                                                                               197,128
      8,416  CIENA CORPORATION+<<                                                                                         40,481
     87,431  CISCO SYSTEMS INCORPORATED+                                                                               1,707,528
      2,893  COMVERSE TECHNOLOGY INCORPORATED+                                                                            57,195
      1,323  COOPER INDUSTRIES LIMITED CLASS A                                                                           122,933
      5,878  EMERSON ELECTRIC COMPANY                                                                                    492,635
      5,811  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                               170,843
    148,928  GENERAL ELECTRIC COMPANY                                                                                  4,908,667
        958  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                 81,785
     83,312  INTEL CORPORATION                                                                                         1,578,762
      2,550  JABIL CIRCUIT INCORPORATED                                                                                   65,280
     24,131  JDS UNIPHASE CORPORATION+<<                                                                                  61,052
      2,851  KLA-TENCOR CORPORATION<<                                                                                    118,516
      1,746  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    131,683
      4,348  LINEAR TECHNOLOGY CORPORATION                                                                               145,615
      5,681  LSI LOGIC CORPORATION+                                                                                       50,845
     64,162  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                         155,272
      4,592  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                      147,449
     10,385  MICRON TECHNOLOGY INCORPORATED+                                                                             156,398

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
      2,033  MOLEX INCORPORATED                                                                                   $       68,248
     35,375  MOTOROLA INCORPORATED                                                                                       712,806
      4,835  NATIONAL SEMICONDUCTOR CORPORATION                                                                          115,315
      5,358  NETWORK APPLIANCE INCORPORATED+                                                                             189,137
      1,822  NOVELLUS SYSTEMS INCORPORATED+<<                                                                             45,003
      5,048  NVIDIA CORPORATION+                                                                                         107,472
      2,957  PMC-SIERRA INCORPORATED+                                                                                     27,796
      2,309  QLOGIC CORPORATION+                                                                                          39,807
     24,006  QUALCOMM INCORPORATED                                                                                       961,920
      2,450  ROCKWELL COLLINS INCORPORATED                                                                               136,882
      7,631  SANMINA-SCI CORPORATION+                                                                                     35,103
      6,417  TELLABS INCORPORATED+                                                                                        85,410
     22,314  TEXAS INSTRUMENTS INCORPORATED                                                                              675,891
      1,116  WHIRLPOOL CORPORATION                                                                                        92,237
      4,919  XILINX INCORPORATED<<                                                                                       111,415

                                                                                                                      14,316,239
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.22%
      1,253  FLUOR CORPORATION<<                                                                                         116,442
      3,498  MOODY'S CORPORATION<<                                                                                       190,501
      4,786  PAYCHEX INCORPORATED                                                                                        186,558
      2,327  QUEST DIAGNOSTICS INCORPORATED                                                                              139,434

                                                                                                                         632,935
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
      1,499  BALL CORPORATION                                                                                             55,523
      2,100  FORTUNE BRANDS INCORPORATED                                                                                 149,121
      5,931  ILLINOIS TOOL WORKS INCORPORATED                                                                            281,723
        832  SNAP-ON INCORPORATED                                                                                         33,629

                                                                                                                         519,996
                                                                                                                  --------------

FINANCIAL SERVICES - 0.02%
      3,031  JANUS CAPITAL GROUP INCORPORATED                                                                             54,255
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 1.87%
     11,068  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       504,590
      9,373  ARCHER-DANIELS-MIDLAND COMPANY                                                                              386,917
      2,654  CAMPBELL SOUP COMPANY                                                                                        98,490
      4,346  COCA-COLA ENTERPRISES INCORPORATED                                                                           88,528
      7,438  CONAGRA FOODS INCORPORATED                                                                                  164,454
      2,848  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                 71,200
      5,097  GENERAL MILLS INCORPORATED                                                                                  263,311
      1,627  HERCULES INCORPORATED+<<                                                                                     24,828
      2,543  HERSHEY FOODS CORPORATION                                                                                   140,043
      4,798  HJ HEINZ COMPANY                                                                                            197,774
      3,492  KELLOGG COMPANY                                                                                             169,118
      1,897  MCCORMICK & COMPANY INCORPORATED                                                                             63,644
        824  MOLSON COORS BREWING COMPANY                                                                                 55,933
      1,920  PEPSI BOTTLING GROUP INCORPORATED                                                                            61,728

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     23,667  PEPSICO INCORPORATED                                                                                 $    1,420,967
     10,886  SARA LEE CORPORATION<<                                                                                      174,394
     29,353  THE COCA-COLA COMPANY                                                                                     1,262,766
      3,608  TYSON FOODS INCORPORATED CLASS A                                                                             53,615
      3,179  WM. WRIGLEY JR. COMPANY                                                                                     144,199

                                                                                                                       5,346,499
                                                                                                                  --------------

FOOD STORES - 0.33%
     10,361  KROGER COMPANY                                                                                              226,491
      6,446  SAFEWAY INCORPORATED                                                                                        167,596
     10,992  STARBUCKS CORPORATION+                                                                                      415,058
      2,006  WHOLE FOODS MARKET INCORPORATED                                                                             129,668

                                                                                                                         938,813
                                                                                                                  --------------

FORESTRY - 0.08%
      3,526  WEYERHAEUSER COMPANY                                                                                        219,494
                                                                                                                  --------------

FURNITURE & FIXTURES - 0.12%
      2,611  LEGGETT & PLATT INCORPORATED<<                                                                               65,223
      5,688  MASCO CORPORATION                                                                                           168,592
      3,964  NEWELL RUBBERMAID INCORPORATED<<                                                                            102,390

                                                                                                                         336,205
                                                                                                                  --------------

GENERAL MERCHANDISE STORES - 1.17%
      1,632  BIG LOTS INCORPORATED+<<                                                                                     27,875
      4,465  DOLLAR GENERAL CORPORATION                                                                                   62,421
      2,224  FAMILY DOLLAR STORES INCORPORATED                                                                            54,332
      7,923  FEDERATED DEPARTMENT STORES INCORPORATED                                                                    289,982
      3,363  JC PENNEY COMPANY INCORPORATED                                                                              227,036
      1,389  SEARS HOLDINGS CORPORATION+<<                                                                               215,073
     12,365  TARGET CORPORATION                                                                                          604,277
      6,545  TJX COMPANIES INCORPORATED                                                                                  149,619
     35,810  WAL-MART STORES INCORPORATED                                                                              1,724,968

                                                                                                                       3,355,583
                                                                                                                  --------------

HEALTH SERVICES - 0.31%
      6,336  CAREMARK RX INCORPORATED                                                                                    315,976
      5,844  HCA INCORPORATED<<                                                                                          252,169
      3,448  HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A                                                            67,960
      1,785  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                 111,081
      1,131  MANOR CARE INCORPORATED                                                                                      53,066
      6,740  TENET HEALTHCARE CORPORATION+                                                                                47,045
      1,461  WATSON PHARMACEUTICALS INCORPORATED+                                                                         34,012

                                                                                                                         881,309
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.55%
      1,392  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                            60,482
      3,061  ARCHSTONE-SMITH TRUST<<                                                                                     155,713
      1,307  BOSTON PROPERTIES INCORPORATED                                                                              118,153

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
      5,243  EQUITY OFFICE PROPERTIES TRUST                                                                       $      191,422
      4,171  EQUITY RESIDENTIAL<<                                                                                        186,569
      3,030  KIMCO REALTY CORPORATION                                                                                    110,565
      2,640  PLUM CREEK TIMBER COMPANY                                                                                    93,720
      3,508  PROLOGIS<<                                                                                                  182,837
      1,185  PUBLIC STORAGE INCORPORATED<<                                                                                89,941
      2,625  SIMON PROPERTY GROUP INCORPORATED<<                                                                         217,717
      1,703  VORNADO REALTY TRUST                                                                                        166,128

                                                                                                                       1,573,247
                                                                                                                  --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.19%
      4,042  BED BATH & BEYOND INCORPORATED+                                                                             134,073
      5,766  BEST BUY COMPANY INCORPORATED                                                                               316,208
      2,156  CIRCUIT CITY STORES INCORPORATED                                                                             58,686
      1,938  RADIO SHACK CORPORATION<<                                                                                    27,132

                                                                                                                         536,099
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.17%
      4,737  HILTON HOTELS CORPORATION                                                                                   133,962
      4,683  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 178,516
      3,111  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                          187,718

                                                                                                                         500,196
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.18%
     10,797  3M COMPANY                                                                                                  872,074
      2,533  AMERICAN STANDARD COMPANIES INCORPORATED                                                                    109,603
     12,181  APPLE COMPUTER INCORPORATED+                                                                                695,779
     22,396  APPLIED MATERIALS INCORPORATED<<                                                                            364,607
      4,880  BAKER HUGHES INCORPORATED                                                                                   399,428
      1,088  BLACK & DECKER CORPORATION                                                                                   91,892
      9,590  CATERPILLAR INCORPORATED                                                                                    714,263
        665  CUMMINS INCORPORATED<<                                                                                       81,296
      3,359  DEERE & COMPANY                                                                                             280,443
     32,534  DELL INCORPORATED+                                                                                          794,155
      2,920  DOVER CORPORATION                                                                                           144,336
      2,151  EATON CORPORATION                                                                                           162,185
     33,866  EMC CORPORATION+                                                                                            371,510
      3,784  GATEWAY INCORPORATED+<<                                                                                       7,190
     39,952  HEWLETT-PACKARD COMPANY                                                                                   1,265,679
      4,712  INGERSOLL-RAND COMPANY CLASS A                                                                              201,579
     22,205  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,705,788
      1,508  LEXMARK INTERNATIONAL INCORPORATED+                                                                          84,192
      2,505  NATIONAL-OILWELL VARCO INCORPORATED+                                                                        158,616
      1,787  PALL CORPORATION                                                                                             50,036
      1,723  PARKER HANNIFIN CORPORATION                                                                                 133,705
      3,179  PITNEY BOWES INCORPORATED                                                                                   131,293
      2,797  SANDISK CORPORATION+<<                                                                                      142,591
     13,096  SOLECTRON CORPORATION+                                                                                       44,788

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
      1,012  STANLEY WORKS                                                                                        $       47,787
      3,634  SYMBOL TECHNOLOGIES INCORPORATED                                                                             39,211

                                                                                                                       9,094,026
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
      4,563  AON CORPORATION<<                                                                                           158,884
      2,358  HUMANA INCORPORATED+                                                                                        126,625
      7,868  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     211,570
      4,288  UNUMPROVIDENT CORPORATION<<                                                                                  77,741

                                                                                                                         574,820
                                                                                                                  --------------

INSURANCE CARRIERS - 3.29%
      4,657  ACE LIMITED                                                                                                 235,598
      8,120  AETNA INCORPORATED                                                                                          324,232
      7,141  AFLAC INCORPORATED                                                                                          330,985
      9,099  ALLSTATE CORPORATION                                                                                        497,988
      1,514  AMBAC FINANCIAL GROUP INCORPORATED                                                                          122,785
     37,201  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 2,196,719
      5,942  CHUBB CORPORATION<<                                                                                         296,506
      1,715  CIGNA CORPORATION                                                                                           168,945
      2,481  CINCINNATI FINANCIAL CORPORATION                                                                            116,632
      5,224  GENWORTH FINANCIAL INCORPORATED                                                                             182,004
      4,340  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                            367,164
      4,112  LINCOLN NATIONAL CORPORATION<<                                                                              232,081
      5,815  LOEWS CORPORATION                                                                                           206,142
      1,929  MBIA INCORPORATED<<                                                                                         112,943
     10,865  METLIFE INCORPORATED<<                                                                                      556,397
      1,252  MGIC INVESTMENT CORPORATION                                                                                  81,380
      3,966  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      220,708
     11,207  PROGRESSIVE CORPORATION                                                                                     288,132
      7,046  PRUDENTIAL FINANCIAL INCORPORATED                                                                           547,474
      1,707  SAFECO CORPORATION                                                                                           96,189
      9,971  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                   444,507
      1,437  TORCHMARK CORPORATION                                                                                        87,255
     19,291  UNITEDHEALTH GROUP INCORPORATED                                                                             863,851
      9,129  WELLPOINT INCORPORATED+                                                                                     664,317
      2,582  XL CAPITAL LIMITED CLASS A                                                                                  158,277

                                                                                                                       9,399,211
                                                                                                                  --------------

LEATHER & LEATHER PRODUCTS - 0.06%
      5,513  COACH INCORPORATED+                                                                                         164,839
                                                                                                                  --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
      1,520  LOUISIANA-PACIFIC CORPORATION<<                                                                              33,288
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.53%
      6,098  AGILENT TECHNOLOGIES INCORPORATED+                                                                          192,453
      2,186  ALLERGAN INCORPORATED                                                                                       234,470
      2,650  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 85,728
        770  BAUSCH & LOMB INCORPORATED<<                                                                                 37,761

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
      9,378  BAXTER INTERNATIONAL INCORPORATED                                                                    $      344,735
      3,542  BECTON DICKINSON & COMPANY                                                                                  216,522
      3,524  BIOMET INCORPORATED                                                                                         110,266
     17,402  BOSTON SCIENTIFIC CORPORATION+<<                                                                            293,050
      1,483  C.R. BARD INCORPORATED                                                                                      108,645
      3,379  DANAHER CORPORATION                                                                                         217,337
      4,113  EASTMAN KODAK COMPANY<<                                                                                      97,807
      1,778  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                             129,883
     17,287  MEDTRONIC INCORPORATED                                                                                      811,106
        761  MILLIPORE CORPORATION+                                                                                       47,935
      1,813  PERKINELMER INCORPORATED                                                                                     37,892
      6,390  RAYTHEON COMPANY                                                                                            284,802
      2,542  ROCKWELL AUTOMATION INCORPORATED                                                                            183,049
      5,169  ST. JUDE MEDICAL INCORPORATED+                                                                              167,579
      4,188  STRYKER CORPORATION<<                                                                                       176,357
      1,197  TEKTRONIX INCORPORATED                                                                                       35,216
      2,838  TERADYNE INCORPORATED+                                                                                       39,533
      2,344  THERMO ELECTRON CORPORATION+                                                                                 84,947
      1,482  WATERS CORPORATION+                                                                                          65,801
     13,151  XEROX CORPORATION+<<                                                                                        182,930
      3,553  ZIMMER HOLDINGS INCORPORATED+                                                                               201,526

                                                                                                                       4,387,330
                                                                                                                  --------------

MEDICAL MANAGEMENT SERVICES - 0.04%
      2,298  COVENTRY HEALTH CARE INCORPORATED+                                                                          126,252
                                                                                                                  --------------

METAL MINING - 0.26%
      2,699  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         149,552
      6,429  NEWMONT MINING CORPORATION                                                                                  340,287
      2,919  PHELPS DODGE CORPORATION                                                                                    239,825

                                                                                                                         729,664
                                                                                                                  --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
      1,440  VULCAN MATERIALS COMPANY                                                                                    112,320
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.24%
      2,465  HASBRO INCORPORATED                                                                                          44,641
     42,408  JOHNSON & JOHNSON                                                                                         2,541,088
      5,578  MATTEL INCORPORATED                                                                                          92,093
      2,014  TIFFANY & COMPANY                                                                                            66,502
     29,168  TYCO INTERNATIONAL LIMITED                                                                                  802,120

                                                                                                                       3,546,444
                                                                                                                  --------------

MISCELLANEOUS RETAIL - 0.75%
      4,428  AMAZON.COM INCORPORATED+<<                                                                                  171,275
      6,749  COSTCO WHOLESALE CORPORATION<<                                                                              385,570
     11,721  CVS CORPORATION                                                                                             359,835
        885  DILLARDS INCORPORATED CLASS A                                                                                28,187
      2,105  EXPRESS SCRIPTS INCORPORATED+<<                                                                             151,013
      4,120  OFFICE DEPOT INCORPORATED+                                                                                  156,560

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MISCELLANEOUS RETAIL (CONTINUED)
     10,428  STAPLES INCORPORATED                                                                                 $      253,609
     14,467  WALGREEN COMPANY                                                                                            648,700

                                                                                                                       2,154,749
                                                                                                                  --------------

MOTION PICTURES - 0.93%
     33,879  NEWS CORPORATION CLASS A                                                                                    649,799
     61,329  TIME WARNER INCORPORATED                                                                                  1,060,992
     31,434  WALT DISNEY COMPANY<<                                                                                       943,020

                                                                                                                       2,653,811
                                                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.45%
     15,534  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                1,278,914
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.17%
     17,671  AMERICAN EXPRESS COMPANY                                                                                    940,451
      4,340  CAPITAL ONE FINANCIAL CORPORATION<<                                                                         370,853
      2,855  CIT GROUP INCORPORATED                                                                                      149,288
      8,702  COUNTRYWIDE FINANCIAL CORPORATION                                                                           331,372
     13,862  FANNIE MAE                                                                                                  666,762
      9,896  FREDDIE MAC                                                                                                 564,171
      5,884  SLM CORPORATION                                                                                             311,381

                                                                                                                       3,334,278
                                                                                                                  --------------

OIL & GAS EXTRACTION - 1.86%
      6,567  ANADARKO PETROLEUM CORPORATION                                                                              313,180
      4,731  APACHE CORPORATION                                                                                          322,891
      4,604  BJ SERVICES COMPANY                                                                                         171,545
      5,904  CHESAPEAKE ENERGY CORPORATION                                                                               178,596
      6,301  DEVON ENERGY CORPORATION                                                                                    380,643
      3,474  EOG RESOURCES INCORPORATED                                                                                  240,887
      7,392  HALLIBURTON COMPANY                                                                                         548,560
      3,251  KERR-MCGEE CORPORATION                                                                                      225,457
      4,445  NABORS INDUSTRIES LIMITED+<<                                                                                150,197
      1,973  NOBLE CORPORATION                                                                                           146,831
      6,133  OCCIDENTAL PETROLEUM CORPORATION                                                                            628,939
      1,578  ROWAN COMPANIES INCORPORATED                                                                                 56,161
     16,898  SCHLUMBERGER LIMITED                                                                                      1,100,229
      4,653  TRANSOCEAN INCORPORATED+                                                                                    373,729
      4,993  WEATHERFORD INTERNATIONAL LIMITED+                                                                          247,753
      5,215  XTO ENERGY INCORPORATED                                                                                     230,868

                                                                                                                       5,316,466
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS - 0.32%
      1,501  BEMIS COMPANY INCORPORATED                                                                                   45,961
      7,060  INTERNATIONAL PAPER COMPANY                                                                                 228,038
      6,584  KIMBERLY-CLARK CORPORATION                                                                                  406,233
      2,594  MEADWESTVACO CORPORATION                                                                                     72,450
      1,018  OFFICEMAX INCORPORATED                                                                                       41,483

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
      2,021  PACTIV CORPORATION+                                                                                  $       50,020
      1,582  TEMPLE-INLAND INCORPORATED                                                                                   67,820

                                                                                                                         912,005
                                                                                                                  --------------

PERSONAL SERVICES - 0.07%
      1,974  CINTAS CORPORATION                                                                                           78,486
      4,703  H&R BLOCK INCORPORATED                                                                                      112,214

                                                                                                                         190,700
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.62%
      1,017  ASHLAND INCORPORATED                                                                                         67,834
     31,745  CHEVRONTEXACO CORPORATION                                                                                 1,970,095
     23,640  CONOCOPHILLIPS                                                                                            1,549,129
     86,654  EXXON MOBIL CORPORATION                                                                                   5,316,223
      3,453  HESS CORPORATION                                                                                            182,491
      5,190  MARATHON OIL CORPORATION                                                                                    432,336
      2,378  MURPHY OIL CORPORATION<<                                                                                    132,835
      1,899  SUNOCO INCORPORATED                                                                                         131,582
      8,814  VALERO ENERGY CORPORATION                                                                                   586,307

                                                                                                                      10,368,832
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES - 0.30%
     12,461  ALCOA INCORPORATED                                                                                          403,238
      1,249  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                          86,481
      4,462  NUCOR CORPORATION                                                                                           242,063
      1,789  UNITED STATES STEEL CORPORATION                                                                             125,445

                                                                                                                         857,227
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.52%
     11,063  CBS CORPORATION CLASS B                                                                                     299,254
        846  DOW JONES & COMPANY INCORPORATED<<                                                                           29,618
      1,218  E.W. SCRIPPS COMPANY CLASS A                                                                                 52,545
      3,406  GANNETT COMPANY INCORPORATED<<                                                                              190,498
      5,124  MCGRAW-HILL COMPANIES INCORPORATED                                                                          257,378
        605  MEREDITH CORPORATION                                                                                         29,972
      2,074  NEW YORK TIMES COMPANY CLASS A<<                                                                             50,896
      3,095  RR DONNELLEY & SONS COMPANY                                                                                  98,885
      3,136  TRIBUNE COMPANY<<                                                                                           101,700
     10,326  VIACOM INCORPORATED CLASS B+                                                                                370,084

                                                                                                                       1,480,830
                                                                                                                  --------------

RAILROAD TRANSPORTATION - 0.46%
      5,222  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    413,843
      3,173  CSX CORPORATION                                                                                             223,506
      5,939  NORFOLK SOUTHERN CORPORATION                                                                                316,074
      3,852  UNION PACIFIC CORPORATION                                                                                   358,082

                                                                                                                       1,311,505
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
        878  COOPER TIRE & RUBBER COMPANY<<                                                                       $        9,781
      1,168  SEALED AIR CORPORATION                                                                                       60,829
      2,537  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        28,161

                                                                                                                          98,771
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.63%
      3,500  AMERIPRISE FINANCIAL INCORPORATED                                                                           156,345
      1,727  BEAR STEARNS COMPANIES INCORPORATED                                                                         241,918
     14,777  CHARLES SCHWAB CORPORATION                                                                                  236,137
      6,107  E*TRADE FINANCIAL CORPORATION+                                                                              139,362
      1,208  FEDERATED INVESTORS INCORPORATED CLASS B                                                                     38,052
      2,196  FRANKLIN RESOURCES INCORPORATED                                                                             190,635
      6,187  GOLDMAN SACHS GROUP INCORPORATED                                                                            930,710
      1,891  LEGG MASON INCORPORATED                                                                                     188,192
      7,668  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       499,570
     13,233  MERRILL LYNCH & COMPANY INCORPORATED                                                                        920,488
     15,340  MORGAN STANLEY                                                                                              969,641
      3,802  T. ROWE PRICE GROUP INCORPORATED                                                                            143,754

                                                                                                                       4,654,804
                                                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.19%
     22,307  CORNING INCORPORATED+                                                                                       539,606
                                                                                                                  --------------

TOBACCO PRODUCTS - 0.85%
     29,906  ALTRIA GROUP INCORPORATED                                                                                 2,195,998
      1,227  REYNOLDS AMERICAN INCORPORATED<<                                                                            141,473
      2,311  UST INCORPORATED                                                                                            104,434

                                                                                                                       2,441,905
                                                                                                                  --------------

TRANSPORTATION BY AIR - 0.24%
      4,369  FEDEX CORPORATION                                                                                           510,561
     10,115  SOUTHWEST AIRLINES COMPANY                                                                                  165,583

                                                                                                                         676,144
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 1.75%
     11,451  BOEING COMPANY                                                                                              937,952
      1,354  BRUNSWICK CORPORATION                                                                                        45,021
     26,867  FORD MOTOR COMPANY<<                                                                                        186,188
      5,781  GENERAL DYNAMICS CORPORATION                                                                                378,424
      8,100  GENERAL MOTORS CORPORATION<<                                                                                241,299
      2,473  GENUINE PARTS COMPANY                                                                                       103,025
      1,774  GOODRICH CORPORATION                                                                                         71,475
      3,847  HARLEY-DAVIDSON INCORPORATED<<                                                                              211,162
     11,857  HONEYWELL INTERNATIONAL INCORPORATED                                                                        477,837
      2,649  ITT INDUSTRIES INCORPORATED                                                                                 131,126
      2,792  JOHNSON CONTROLS INCORPORATED                                                                               229,558
      5,072  LOCKHEED MARTIN CORPORATION                                                                                 363,865
        883  NAVISTAR INTERNATIONAL CORPORATION+                                                                          21,731
      4,923  NORTHROP GRUMMAN CORPORATION                                                                                315,367
      2,387  PACCAR INCORPORATED                                                                                         196,641

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
      1,863  TEXTRON INCORPORATED                                                                                 $      171,731
     14,477  UNITED TECHNOLOGIES CORPORATION                                                                             918,131

                                                                                                                       5,000,533
                                                                                                                  --------------

TRANSPORTATION SERVICES - 0.01%
      1,901  SABRE HOLDINGS CORPORATION                                                                                   41,822
                                                                                                                  --------------

WATER TRANSPORTATION - 0.09%
      6,220  CARNIVAL CORPORATION                                                                                        259,623
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.59%
      3,006  AMERISOURCEBERGEN CORPORATION<<                                                                             126,012
      1,191  BROWN-FORMAN CORPORATION CLASS B                                                                             85,383
      5,982  CARDINAL HEALTH INCORPORATED                                                                                384,822
      1,947  DEAN FOODS COMPANY+<<                                                                                        72,409
      4,355  MCKESSON CORPORATION                                                                                        205,904
      4,320  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        247,450
      2,703  NIKE INCORPORATED CLASS B                                                                                   218,943
      2,929  SUPERVALU INCORPORATED                                                                                       89,920
      8,858  SYSCO CORPORATION                                                                                           270,700

                                                                                                                       1,701,543
                                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
      1,985  PATTERSON COMPANIES INCORPORATED+<<                                                                          69,336
      1,092  W.W. GRAINGER INCORPORATED                                                                                   82,150

                                                                                                                         151,486
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $159,035,412)                                                                              164,649,839
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 36.24%

US TREASURY BONDS - 36.24%
$ 6,341,000  US TREASURY BOND<<                                                        6.88%        08/15/2025         7,519,037
  7,885,000  US TREASURY BOND<<                                                        6.00         02/15/2026         8,541,056
  4,860,000  US TREASURY BOND<<                                                        6.75         08/15/2026         5,717,333
  6,170,000  US TREASURY BOND<<                                                        6.50         11/15/2026         7,078,150
  5,428,000  US TREASURY BOND<<                                                        6.63         02/15/2027         6,320,228
  5,104,000  US TREASURY BOND<<                                                        6.38         08/15/2027         5,793,438
 12,612,000  US TREASURY BOND<<                                                        6.13         11/15/2027        13,935,276
  6,757,000  US TREASURY BOND<<                                                        5.50         08/15/2028         6,942,290
  6,306,000  US TREASURY BOND<<                                                        5.25         11/15/2028         6,276,438
  6,538,000  US TREASURY BOND<<                                                        5.25         02/15/2029         6,509,396
  6,422,000  US TREASURY BOND<<                                                        6.13         08/15/2029         7,140,461
 10,232,000  US TREASURY BOND<<                                                        6.25         05/15/2030        11,589,336
 10,135,000  US TREASURY BOND<<                                                        5.38         02/15/2031        10,309,991

                                                                                                                     103,672,430
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $102,633,381)                                                                     103,672,430
                                                                                                                  --------------


WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 38.99%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
     25,957  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      $       25,957
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 38.98%
$   115,164  ABBEY NATIONAL TREASURY SERVICES+/-++                                     5.15%        01/16/2007           115,259
    148,599  ALLIANCE & LEICESTER PLC++                                                5.31         08/18/2006           147,585
  1,708,883  AMERICAN EXPRESS BANK+/-                                                  5.28         01/26/2007         1,708,832
  1,077,339  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007         1,077,846
    208,038  APRECO LIMITED                                                            5.32         08/15/2006           206,719
  1,855,587  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         08/15/2006         1,843,822
     55,724  ATLANTIS ONE FUNDING++                                                    5.35         08/07/2006            55,437
    928,741  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.09         11/10/2006           928,741
  1,857,482  ATLAS CAPITAL FUNDING CORPORATION                                         5.36         07/26/2006         1,851,222
  1,857,482  ATLAS CAPITAL FUNDING CORPORATION                                         5.36         07/28/2006         1,850,683
    742,993  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007           742,970
  1,040,190  ATOMIUM FUNDING CORPORATION                                               5.30         07/20/2006         1,037,600
  1,857,482  ATOMIUM FUNDING CORPORATION                                               5.33         08/08/2006         1,847,618
  2,749,073  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006         2,737,004
     48,295  BANK OF IRELAND (GOVERNOR & COMPANY)                                      5.32         08/23/2006            47,929
    185,748  BASF AG++                                                                 5.26         08/11/2006           184,680
  7,987,171  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $7,990,739)                                               5.36         07/03/2006         7,987,171
  2,414,726  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.39         02/23/2007         2,414,726
  3,714,963  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $3,716,622)                                               5.36         07/03/2006         3,714,963
  5,394,514  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $5,396,924)                                               5.36         07/03/2006         5,394,514
  5,033,292  BUCKINGHAM CDO II LLC++                                                   5.34         07/21/2006         5,020,004
  1,857,482  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006         1,851,761
  1,857,482  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006         1,852,578
    326,397  CAIRN HIGH GRADE FUNDING I LLC                                            5.11         07/03/2006           326,397
     26,005  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/11/2006            25,974
    817,292  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         07/19/2006           815,371
  1,040,190  CAIRN HIGH GRADE FUNDING I LLC++                                          5.36         07/26/2006         1,036,684
     74,299  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006            74,297
     22,327  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         09/05/2006            22,114
  1,857,482  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006         1,843,978
    341,777  CEDAR SPRINGS CAPITAL COMPANY++                                           5.40         07/05/2006           341,678
    928,741  CEDAR SPRINGS CAPITAL COMPANY                                             5.43         07/27/2006           925,481
     37,150  CHEYNE FINANCE++                                                          5.30         07/24/2006            37,035
     92,874  CHEYNE FINANCE                                                            5.30         07/26/2006            92,561
     74,299  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                5.28         09/13/2006            73,501
     88,639  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                5.30         09/12/2006            87,700
  1,130,686  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007         1,130,686
  3,031,410  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006         3,020,315
    533,989  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.33         07/10/2006           533,439
    505,235  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.34         07/21/2006           503,901

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   928,741  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.34%        07/26/2006    $      925,611
    631,544  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.35         07/25/2006           629,510
     75,822  CROWN POINT CAPITAL COMPANY                                               5.54         10/02/2006            74,790
     84,813  CULLINAN FINANCE CORPORATION++                                            5.33         07/17/2006            84,639
    952,554  CULLINAN FINANCE CORPORATION++                                            5.47         09/13/2006           942,323
     74,299  DEER VALLEY FUNDING LLC++                                                 5.33         07/17/2006            74,147
  2,490,586  DEER VALLEY FUNDING LLC                                                   5.37         07/28/2006         2,481,470
  2,971,970  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006         2,961,539
    170,888  DEXIA DELAWARE                                                            5.28         08/07/2006           170,007
     39,007  DEXIA DELAWARE                                                            5.28         08/08/2006            38,800
    120,736  DNB NOR BANK ASA                                                          5.06         07/05/2006           120,701
    130,024  FAIRWAY FINANCE CORPORATION++                                             5.34         07/14/2006           129,814
     37,150  FCAR OWNER TRUST SERIES II                                                5.27         10/03/2006            36,638
  3,226,111  FCAR OWNER TRUST SERIES II                                                5.33         08/04/2006         3,210,884
  1,857,482  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.37         01/25/2007         1,858,243
    123,745  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.17         08/15/2006           122,961
     61,445  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         09/29/2006            60,639
    594,394  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.29         06/18/2007           594,394
    446,167  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN+/-                        5.52         09/18/2006           446,243
  1,262,642  GEORGE STREET FINANCE LLC                                                 5.31         07/25/2006         1,258,576
    928,741  GOLDMAN SACHS GROUP INCORPORATED+/-                                       5.46         08/16/2006           928,741
     60,368  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                           5.34         08/18/2006            60,358
     33,249  GRAMPIAN FUNDING                                                          4.83         07/03/2006            33,249
  1,411,686  HARRIER FINANCE FUNDING LLC                                               5.33         08/04/2006         1,405,023
  5,572,445  JPM CHASE SECURITY CORPORATION REPURCHASE AGREEMENT
             (MATURITY VALUE $5,574,934)                                               5.36         07/03/2006         5,572,445
    186,157  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006           186,162
  2,377,576  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007         2,374,913
     67,315  KLIO III FUNDING CORPORATION++                                            5.12         07/26/2006            67,088
    499,923  KLIO III FUNDING CORPORATION                                              5.26         08/31/2006           495,548
    573,145  KLIO III FUNDING CORPORATION                                              5.31         07/21/2006           571,631
     40,976  LEGACY CAPITAL LLC                                                        5.34         08/07/2006            40,765
    907,491  LEGACY CAPITAL LLC SERIES A++                                             5.27         07/05/2006           907,228
    742,993  LEGACY CAPITAL LLC SERIES A++                                             5.30         07/19/2006           741,247
     55,724  LEXINGTON PARKER CAPITAL CORPORATION                                      5.54         10/05/2006            54,940
    372,834  LIBERTY STREET FUNDING CORPORATION                                        5.36         07/24/2006           371,685
    187,160  LIBERTY STREET FUNDING CORPORATION++                                      5.36         07/25/2006           186,557
  1,300,237  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006         1,300,237
  1,003,040  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006         1,003,040
  3,157,719  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006         3,157,719
  2,600,474  MORGAN STANLEY+/-                                                         5.38         10/10/2006         2,600,474
  1,857,482  MORGAN STANLEY+/-                                                         5.38         10/30/2006         1,857,482
    571,176  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010           571,296
  1,857,482  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006         1,849,866
     55,724  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006            55,719
     55,724  NORDEA NORTH AMERICA                                                      5.20         07/06/2006            55,700
     74,299  NORTH SEA FUNDING                                                         5.30         11/24/2006            72,697
     33,435  PERRY GLOBAL FUNDING LIMITED SERIES A++                                   5.14         08/10/2006            33,247

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   439,294  PERRY GLOBAL FUNDING LIMITED SERIES A++                                   5.29%        09/05/2006    $      435,099
  1,744,361  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006         1,744,663
    928,741  ROYAL BANK OF SCOTLAND PLC+/-++                                           5.22         11/24/2006           928,722
    117,579  ROYAL BANK OF SCOTLAND PLC SERIES REGS+/-                                 5.22         11/24/2006           117,576
    928,741  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.24         12/08/2006           928,490
    742,993  SLM CORPORATION+/-++                                                      5.17         05/04/2007           743,000
    465,373  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006           465,490
     65,012  THAMES ASSET GLOBAL SECURITIZATION++                                      5.42         08/18/2006            64,568
  3,714,963  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51         07/11/2006         3,714,963
    713,979  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007           713,964
    928,741  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007           928,759
    731,848  VERSAILLES CDS LLC++                                                      5.29         08/07/2006           728,071
     74,299  VERSAILLES CDS LLC++                                                      5.34         07/17/2006            74,147
    371,496  VERSAILLES CDS LLC++                                                      5.35         07/20/2006           370,571
     44,394  WHITE PINE FINANCE                                                        5.11         08/04/2006            44,184
    417,599  WHITE PINE FINANCE                                                        5.29         08/11/2006           415,198
    803,398  WHITE PINE FINANCE                                                        5.33         07/17/2006           801,751
     26,153  YORKTOWN CAPITAL                                                          5.13         07/06/2006            26,142

                                                                                                                     111,533,120
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $111,559,077)                                                          111,559,077
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 5.84%

MUTUAL FUNDS - 4.19%
 11,996,354  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                               11,996,354
                                                                                                                  --------------

PRINCIPAL

US TREASURY BILLS - 1.65%
$   110,000  US TREASURY BILL^#                                                        4.48         08/10/2006           109,460
     35,000  US TREASURY BILL^#                                                        4.79         11/09/2006            34,385
  4,655,000  US TREASURY BILL^#                                                        4.82         11/09/2006         4,573,151

                                                                                                                       4,716,996
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,714,750)                                                                       16,713,350
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $389,942,620)*                        138.62%                                                               $  396,594,696
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET           (38.62)                                                                 (110,499,748)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  286,094,948
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,098,975.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.65%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.26%
     15,300  JONES APPAREL GROUP INCORPORATED                                                                     $      486,387
      6,700  VF CORPORATION                                                                                              455,064

                                                                                                                         941,451
                                                                                                                  --------------

BUSINESS SERVICES - 4.98%
     28,400  MICROSOFT CORPORATION                                                                                       661,720
      8,700  OMNICOM GROUP INCORPORATED                                                                                  775,083

                                                                                                                       1,436,803
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 4.58%
     20,000  AVON PRODUCTS INCORPORATED                                                                                  620,000
     11,700  COLGATE-PALMOLIVE COMPANY                                                                                   700,830

                                                                                                                       1,320,830
                                                                                                                  --------------

COMMUNICATIONS - 4.92%
     18,400  COMCAST CORPORATION CLASS A+                                                                                603,152
     38,300  VODAFONE GROUP PLC ADR                                                                                      815,790

                                                                                                                       1,418,942
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 7.96%
     21,200  BANK OF AMERICA CORPORATION<<                                                                             1,019,720
     12,395  JP MORGAN CHASE & COMPANY                                                                                   520,590
     13,000  STATE STREET CORPORATION                                                                                    755,170

                                                                                                                       2,295,480
                                                                                                                  --------------

EATING & DRINKING PLACES - 4.93%
     17,700  ARAMARK CORPORATION CLASS B                                                                                 586,047
     24,900  MCDONALD'S CORPORATION                                                                                      836,640

                                                                                                                       1,422,687
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.25%
     34,100  AMERICAN POWER CONVERSION CORPORATION                                                                       664,609
     24,500  FLEXTRONICS INTERNATIONAL LIMITED+                                                                          260,190
      8,600  GENERAL ELECTRIC COMPANY                                                                                    283,456
     17,100  MOLEX INCORPORATED CLASS A                                                                                  491,283
     19,360  NOKIA OYJ ADR                                                                                               392,234

                                                                                                                       2,091,772
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.37%
     11,400  QUEST DIAGNOSTICS INCORPORATED                                                                              683,088
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 3.37%
     10,500  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       478,695
      7,300  DIAGEO PLC ADR<<                                                                                            493,115

                                                                                                                         971,810
                                                                                                                  --------------

GENERAL MERCHANDISE STORES - 1.94%
     32,800  BIG LOTS INCORPORATED+                                                                                      560,224
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HEALTH SERVICES - 1.57%
     10,500  HCA INCORPORATED                                                                                     $      453,075
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.43%
        230  BERKSHIRE HATHAWAY INCORPORATED CLASS B+<<                                                                  699,890
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.64%
     19,400  DELL INCORPORATED+                                                                                          473,554
     18,000  DOVER CORPORATION                                                                                           889,740
      7,300  EATON CORPORATION                                                                                           550,420
     14,000  PITNEY BOWES INCORPORATED                                                                                   578,200

                                                                                                                       2,491,914
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.93%
     17,300  WILLIS GROUP HOLDINGS LIMITED                                                                               555,330
                                                                                                                  --------------

INSURANCE CARRIERS - 6.26%
     12,900  ALLSTATE CORPORATION                                                                                        706,017
      7,310  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   431,655
     11,400  MBIA INCORPORATED<<                                                                                         667,470

                                                                                                                       1,805,142
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.82%
     16,500  BAXTER INTERNATIONAL INCORPORATED                                                                           606,540
      4,700  BECTON DICKINSON & COMPANY                                                                                  287,311
     29,400  BOSTON SCIENTIFIC CORPORATION+<<                                                                            495,096

                                                                                                                       1,388,947
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.15%
     18,100  HASBRO INCORPORATED                                                                                         327,791
      6,500  JOHNSON & JOHNSON                                                                                           389,480
     27,900  TYCO INTERNATIONAL LIMITED                                                                                  767,250

                                                                                                                       1,484,521
                                                                                                                  --------------

MISCELLANEOUS RETAIL - 1.29%
     15,500  ZALE CORPORATION+                                                                                           373,395
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.16%
     15,300  AMERICAN EXPRESS COMPANY                                                                                    814,266
     15,200  COUNTRYWIDE FINANCIAL CORPORATION                                                                           578,816
      6,700  FREDDIE MAC                                                                                                 381,967

                                                                                                                       1,775,049
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS - 2.38%
     11,100  KIMBERLY-CLARK CORPORATION                                                                                  684,870
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.89%
     13,300  EXXON MOBIL CORPORATION                                                                                     815,955
      8,860  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                           593,443

                                                                                                                       1,409,398
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES - 1.19%
      7,200  HUBBELL INCORPORATED CLASS B                                                                                343,080
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.71%
      8,800  GANNETT COMPANY INCORPORATED                                                                         $      492,184
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 1.61%
      7,100  GENERAL DYNAMICS CORPORATION                                                                                464,766
                                                                                                                  --------------

WATER TRANSPORTATION - 2.06%
     14,200  CARNIVAL CORPORATION<<                                                                                      592,708
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $26,881,899)                                                                                28,157,356
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 6.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.36%
     31,365  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       31,364
     73,856  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              73,856

                                                                                                                         105,220
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.43%
$     3,233  ALLIANCE & LEICESTER PLC                                                  5.55%        10/25/2006             3,178
      6,613  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007             6,616
      7,857  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.28         07/07/2006             7,852
     18,370  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.27         12/22/2006            18,370
     18,370  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         10/20/2006            18,370
     11,022  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         08/04/2006            11,022
     36,739  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                           5.11         11/03/2006            36,739
     18,370  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007            18,369
     14,305  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2006            14,231
     77,888  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006            77,546
     18,370  BANCO SANTANDER TOTTA LN+/-++                                             5.28         07/16/2007            18,370
     18,370  BANK OF AMERICA NA+/-                                                     5.36         06/19/2007            18,367
      2,204  BEAR STEARNS COMPANY+/-                                                   5.18         08/05/2006             2,204
     22,044  BEAR STEARNS COMPANY+/-                                                   5.37         10/04/2006            22,044
    330,501  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $330,649)                                                 5.36         07/03/2006           330,501
     64,287  BUCKINGHAM CDO II LLC++                                                   5.33         07/21/2006            64,117
     36,739  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006            36,626
      4,384  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006             4,373
      4,067  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/05/2006             4,066
      3,674  CAIRN HIGH GRADE FUNDING I LLC                                            5.36         07/11/2006             3,670
     22,044  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006            22,043
      8,745  CEDAR SPRINGS CAPITAL COMPANY++                                           5.17         08/14/2006             8,691
     16,659  CEDAR SPRINGS CAPITAL COMPANY                                             5.32         07/17/2006            16,625
     26,561  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006            26,368
      1,552  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                5.08         07/21/2006             1,548
     47,027  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007            47,027
     21,309  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006            21,231
     19,839  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/14/2006            19,807
     34,733  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.37         07/20/2006            34,647
     18,443  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/26/2006            18,381
     18,370  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.13         11/15/2006            18,366

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    36,739  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.31%        06/25/2007    $       36,739
      1,856  DEER VALLEY FUNDING LLC++                                                 5.30         07/17/2006             1,852
     64,482  DEER VALLEY FUNDING LLC                                                   5.37         08/07/2006            64,149
     10,637  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006            10,599
     17,933  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $17,941)                                                  5.30         07/03/2006            17,933
        735  DORADA FINANCE                                                            5.24         07/31/2006               732
     36,739  EUREKA SECURITIZATION INCORPORATED++                                      5.28         08/10/2006            36,534
     18,370  FCAR OWNER TRUST SERIES II                                                5.32         08/08/2006            18,272
    146,958  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $147,024)                                                 5.36         07/03/2006           146,958
     25,754  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         08/14/2006            25,595
      2,624  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.42         08/21/2006             2,605
      1,617  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.58         10/27/2006             1,588
     16,493  FOX TROT CDO LIMITED                                                      5.35         07/31/2006            16,425
     22,689  GEORGE STREET FINANCE LLC                                                 5.32         07/25/2006            22,616
      2,204  GRAMPIAN FUNDING LLC++                                                    5.30         10/02/2006             2,174
      1,470  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007             1,470
      2,572  HBOS TREASURY SERVICES PLC+/-++                                           5.12         01/12/2007             2,574
     10,305  HSBC BANK USA SERIES BKN1+/-                                              5.34         12/14/2006            10,305
      3,398  K2 (USA) LLC SERIES MTN+/-++                                              5.19         07/24/2006             3,399
     11,022  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007            11,009
      1,456  KLIO III FUNDING CORPORATION++                                            5.29         09/01/2006             1,443
     29,392  LEGACY CAPITAL LLC SERIES A++                                             5.31         07/19/2006            29,323
     54,007  LEXINGTON PARKER CAPITAL CORPORATION                                      5.33         08/14/2006            53,673
      1,470  LINKS FINANCE LLC SERIES MTN1+/-++                                        5.13         09/12/2006             1,470
     11,022  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006            11,022
     16,900  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006            16,900
      4,078  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006             4,078
      4,409  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.15         02/20/2007             4,409
      7,348  MBIA GLOBAL FUNDING LLC+/-++                                              5.27         02/20/2007             7,348
     36,923  MERRILL LYNCH & COMPANY SERIES MTN+/-                                     5.28         10/27/2006            36,935
      3,233  MORGAN STANLEY+/-                                                         5.22         11/09/2006             3,233
      4,387  MORGAN STANLEY+/-                                                         5.35         11/24/2006             4,388
     22,044  MORGAN STANLEY+/-                                                         5.38         10/10/2006            22,044
      3,398  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010             3,399
     36,739  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006            36,589
        735  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006               735
      4,041  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006             4,043
      1,102  NORDEA NORTH AMERICA INCORPORATED                                         5.41         08/18/2006             1,095
     36,739  NORTHERN ROCK PLC+/-++                                                    5.13         02/05/2007            36,741
     21,149  OLD LINE FUNDING LLC++                                                    5.17         07/05/2006            21,143
      3,907  PERRY GLOBAL FUNDING LLC SERIES A                                         5.24         08/09/2006             3,886
      2,972  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006             2,973
     13,849  REGENCY MARKETS # 1 LLC++                                                 5.01         07/20/2006            13,814
      8,008  REGENCY MARKETS # 1 LLC++                                                 5.30         08/15/2006             7,958
     14,696  SLM CORPORATION+/-++                                                      5.17         05/04/2007            14,696
      3,674  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                                   5.01         07/18/2006             3,666

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     8,496  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19%        10/25/2006    $        8,498
      4,248  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007             4,248
     18,370  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++                    5.21         06/15/2007            18,366
     18,370  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007            18,370
     27,922  US BANK NA SERIES BKNT+/-                                                 5.13         07/28/2006            27,915
     16,239  VERSAILLES CDS LLC++                                                      5.17         07/06/2006            16,232
      3,674  VERSAILLES CDS LLC++                                                      5.31         07/17/2006             3,666
      6,207  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)           5.33         07/07/2006             6,203
     18,370  WHITE PINE FINANCE+/-++                                                   5.15         07/17/2006            18,370

                                                                                                                       1,853,765
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,958,985)                                                              1,958,985
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 2.17%
    624,615  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                                  624,615

TOTAL SHORT-TERM INVESTMENTS (COST $624,615)                                                                             624,615
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $29,465,499)*                         106.61%                                                               $   30,740,956
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET            (6.61)                                                                   (1,905,543)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   28,835,413
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $624,615.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 96.59%

AEROSPACE, DEFENSE - 1.44%
    155,433  BE AEROSPACE INCORPORATED+                                                                           $    3,553,198
                                                                                                                  --------------

AMUSEMENT & RECREATION SERVICES - 3.65%
     63,900  HARRAH'S ENTERTAINMENT INCORPORATED                                                                       4,548,402
     96,300  LIFE TIME FITNESS INCORPORATED+                                                                           4,455,801

                                                                                                                       9,004,203
                                                                                                                  --------------

APPAREL & ACCESSORY STORES - 5.84%
     60,500  AEROPOSTALE INCORPORATED+                                                                                 1,747,845
     67,500  CARTER'S INCORPORATED+                                                                                    1,784,025
    126,500  CASUAL MALE RETAIL GROUP INCORPORATED+                                                                    1,271,325
     89,300  CHICO'S FAS INCORPORATED+                                                                                 2,409,314
     95,100  DSW INCORPORATED+                                                                                         3,463,542
     88,228  UNDER ARMOUR INCORPORATED+                                                                                3,760,277

                                                                                                                      14,436,328
                                                                                                                  --------------

BUSINESS SERVICES - 10.75%
     73,100  AMDOCS LIMITED+                                                                                           2,675,460
    196,700  BEA SYSTEMS INCORPORATED+<<                                                                               2,574,803
     84,600  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       5,699,502
    154,361  EMAGEON INCORPORATED+                                                                                     2,252,127
     70,000  F5 NETWORKS INCORPORATED+                                                                                 3,743,600
    166,200  RED HAT INCORPORATED+                                                                                     3,889,080
    207,200  THESTREET.COM INCORPORATED                                                                                2,656,304
     46,600  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                      1,942,754
     35,400  UNITED RENTALS INCORPORATED+                                                                              1,132,092

                                                                                                                      26,565,722
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 0.90%
     57,314  DIGENE CORPORATION+                                                                                       2,220,344
                                                                                                                  --------------

COMMUNICATIONS - 7.47%
    165,600  AMERICAN TOWER CORPORATION CLASS A+                                                                       5,153,472
     66,600  EQUINIX INCORPORATED+                                                                                     3,653,676
    139,076  NII HOLDINGS INCORPORATED+                                                                                7,841,105
    174,300  NOVATEL WIRELESS INCORPORATED+                                                                            1,809,234

                                                                                                                      18,457,487
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.26%
    118,500  COVANTA HOLDING CORPORATION+                                                                              2,091,525
    149,300  WILLIAMS COMPANIES INCORPORATED                                                                           3,487,648

                                                                                                                       5,579,173
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.50%
     50,700  CYMER INCORPORATED+                                                                                       2,355,522
     21,550  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              1,839,724
     97,800  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   3,667,500
    162,700  MICROSEMI CORPORATION+                                                                                    3,966,626
     61,700  NETWORK APPLIANCE INCORPORATED+                                                                           2,178,010

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     83,500  TESSERA TECHNOLOGIES INCORPORATED+                                                                   $    2,296,250
    117,500  TRIDENT MICROSYSTEMS INCORPORATED+                                                                        2,230,150

                                                                                                                      18,533,782
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.26%
     57,900  GEN-PROBE INCORPORATED+<<                                                                                 3,125,442
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.88%
    124,000  LADISH COMPANY INCORPORATED+                                                                              4,646,280
                                                                                                                  --------------

HEALTH SERVICES - 3.82%
     86,500  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                    3,178,875
     54,700  COVANCE INCORPORATED+                                                                                     3,348,734
     64,300  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     2,912,790

                                                                                                                       9,440,399
                                                                                                                  --------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.01%
     57,709  FOSTER WHEELER LIMITED+                                                                                   2,493,029
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.82%
    246,300  HILTON HOTELS CORPORATION                                                                                 6,965,364
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.77%
     23,700  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                1,196,850
     94,200  GAMESTOP CORPORATION CLASS A+                                                                             3,956,400
     95,700  GRANT PRIDECO INCORPORATED+                                                                               4,282,575
     75,700  RACKABLE SYSTEMS INCORPORATED+                                                                            2,989,393
    105,200  SCIENTIFIC GAMES CORPORATION CLASS A+                                                                     3,747,224
     30,500  TEREX CORPORATION+                                                                                        3,010,350

                                                                                                                      19,182,792
                                                                                                                  --------------

INSURANCE CARRIERS - 1.54%
    118,900  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      3,804,800
                                                                                                                  --------------

JUSTICE, PUBLIC ORDER & SAFETY - 1.20%
     56,100  CORRECTIONS CORPORATION OF AMERICA+                                                                       2,969,934
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 11.71%
    203,400  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                           3,386,610
     38,000  C.R. BARD INCORPORATED                                                                                    2,783,880
     57,500  DENTSPLY INTERNATIONAL INCORPORATED<<                                                                     3,484,500
     64,800  DEXCOM INCORPORATED+                                                                                        879,984
    225,000  EV3 INCORPORATED+<<                                                                                       3,332,250
    131,450  FORMFACTOR INCORPORATED+                                                                                  5,866,614
     77,700  HAEMONETICS CORPORATION+                                                                                  3,613,827
    110,854  NUVASIVE INCORPORATED+                                                                                    2,020,868
     75,500  RESMED INCORPORATED+                                                                                      3,544,725

                                                                                                                      28,913,258
                                                                                                                  --------------

MEDICAL MANAGEMENT SERVICES - 1.37%
     61,600  COVENTRY HEALTH CARE INCORPORATED+                                                                        3,384,304
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
METAL MINING - 3.77%
     94,400  GLAMIS GOLD LIMITED+<<                                                                               $    3,573,984
     51,200  GOLDCORP INCORPORATED<<                                                                                   1,547,264
     98,850  NOVAGOLD RESOURCES INCORPORATED+<<                                                                        1,267,257
    162,000  PAN AMERICAN SILVER CORPORATION+<<                                                                        2,914,380

                                                                                                                       9,302,885
                                                                                                                  --------------

MISCELLANEOUS RETAIL - 2.55%
     55,500  COLDWATER CREEK INCORPORATED+                                                                             1,485,180
     77,300  NUTRI SYSTEM INCORPORATED+                                                                                4,802,649

                                                                                                                       6,287,829
                                                                                                                  --------------

OIL & GAS EXTRACTION - 5.76%
     33,400  CANADIAN NATURAL RESOURCES LIMITED                                                                        1,849,692
    160,500  CHESAPEAKE ENERGY CORPORATION                                                                             4,855,125
    184,100  TETRA TECH INCORPORATED+                                                                                  5,576,389
     47,600  TODCO+                                                                                                    1,944,460

                                                                                                                      14,225,666
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.87%
     44,400  HOLLY CORPORATION                                                                                         2,140,080
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES - 4.61%
     34,900  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       2,416,476
     59,200  CHAPARRAL STEEL COMPANY+                                                                                  4,263,584
     78,800  PRECISION CASTPARTS CORPORATION                                                                           4,709,088

                                                                                                                      11,389,148
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.68%
     39,000  NUVEEN INVESTMENTS CLASS A                                                                                1,678,950
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.59%
    111,150  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                2,796,534
     62,800  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      3,597,184

                                                                                                                       6,393,718
                                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 1.57%
    153,000  CYTYC CORPORATION+                                                                                        3,880,080
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $211,936,825)                                                                              238,574,195
                                                                                                                  --------------

RIGHTS - 0.00%
     90,400  SEAGATE TECHNOLOGY RIGHTS(A)                                                                                      0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 6.37%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.34%
    251,923  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      251,923
    593,215  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             593,216

                                                                                                                         845,139
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 6.03%
$    25,968  ALLIANCE & LEICESTER PLC                                                  5.55%        10/25/2006    $       25,525
     53,117  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007            53,142
     63,109  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.28         07/07/2006            63,072
    147,547  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.27         12/22/2006           147,547
    147,547  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         10/20/2006           147,547
     88,528  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         08/04/2006            88,530
    295,095  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                           5.11         11/03/2006           295,095
    147,547  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007           147,543
    114,898  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2006           114,305
    625,601  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006           622,855
    147,547  BANCO SANTANDER TOTTA LN+/-++                                             5.28         07/16/2007           147,547
    147,547  BANK OF AMERICA NA+/-                                                     5.36         06/19/2007           147,525
     17,706  BEAR STEARNS COMPANY+/-                                                   5.18         08/05/2006            17,706
    177,057  BEAR STEARNS COMPANY+/-                                                   5.37         10/04/2006           177,057
  2,654,613  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $2,655,799)                                               5.36         07/03/2006         2,654,613
    516,357  BUCKINGHAM CDO II LLC++                                                   5.33         07/21/2006           514,994
    295,095  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006           294,186
     35,217  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006            35,124
     32,667  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/05/2006            32,658
     29,510  CAIRN HIGH GRADE FUNDING I LLC                                            5.36         07/11/2006            29,475
    177,057  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006           177,052
     70,244  CEDAR SPRINGS CAPITAL COMPANY++                                           5.17         08/14/2006            69,810
    133,808  CEDAR SPRINGS CAPITAL COMPANY                                             5.32         07/17/2006           133,534
    213,342  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006           211,791
     12,465  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                5.08         07/21/2006            12,432
    377,722  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007           377,722
    171,155  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006           170,529
    159,351  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/14/2006           159,095
    278,983  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.37         07/20/2006           278,288
    148,138  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/26/2006           147,638
    147,547  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.13         11/15/2006           147,521
    295,095  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.31         06/25/2007           295,095
     14,908  DEER VALLEY FUNDING LLC++                                                 5.30         07/17/2006            14,878
    517,927  DEER VALLEY FUNDING LLC                                                   5.37         08/07/2006           515,255
     85,436  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006            85,136
    144,039  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $144,103)                                                 5.30         07/03/2006           144,039
      5,902  DORADA FINANCE                                                            5.24         07/31/2006             5,878
    295,095  EUREKA SECURITIZATION INCORPORATED++                                      5.28         08/10/2006           293,442
    147,547  FCAR OWNER TRUST SERIES II                                                5.32         08/08/2006           146,764
  1,180,380  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $1,180,907)                                               5.36         07/03/2006         1,180,380
    206,862  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         08/14/2006           205,581
     21,076  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.42         08/21/2006            20,922
     12,984  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.58         10/27/2006            12,759
    132,474  FOX TROT CDO LIMITED                                                      5.35         07/31/2006           131,931
    182,239  GEORGE STREET FINANCE LLC                                                 5.32         07/25/2006           181,652

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    17,706  GRAMPIAN FUNDING LLC++                                                    5.30%        10/02/2006    $       17,465
     11,804  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007            11,807
     20,657  HBOS TREASURY SERVICES PLC+/-++                                           5.12         01/12/2007            20,675
     82,774  HSBC BANK USA SERIES BKN1+/-                                              5.34         12/14/2006            82,771
     27,296  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006            27,297
     88,528  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007            88,429
     11,698  KLIO III FUNDING CORPORATION++                                            5.29         09/01/2006            11,593
    236,076  LEGACY CAPITAL LLC SERIES A++                                             5.31         07/19/2006           235,521
    433,790  LEXINGTON PARKER CAPITAL CORPORATION                                      5.33         08/14/2006           431,104
     11,804  LINKS FINANCE LLC SERIES MTN1+/-++                                        5.13         09/12/2006            11,804
     88,529  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006            88,529
    135,744  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006           135,744
     32,756  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006            32,756
     35,411  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.15         02/20/2007            35,415
     59,019  MBIA GLOBAL FUNDING LLC+/-++                                              5.27         02/20/2007            59,019
    296,570  MERRILL LYNCH & COMPANY SERIES MTN+/-                                     5.28         10/27/2006           296,668
     25,968  MORGAN STANLEY+/-                                                         5.22         11/09/2006            25,969
     35,234  MORGAN STANLEY+/-                                                         5.35         11/24/2006            35,244
    177,057  MORGAN STANLEY+/-                                                         5.38         10/10/2006           177,057
     27,296  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010            27,302
    295,095  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006           293,885
      5,902  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006             5,901
     32,460  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006            32,475
      8,853  NORDEA NORTH AMERICA INCORPORATED                                         5.41         08/18/2006             8,792
    295,095  NORTHERN ROCK PLC+/-++                                                    5.13         02/05/2007           295,110
    169,868  OLD LINE FUNDING LLC++                                                    5.17         07/05/2006           169,819
     31,380  PERRY GLOBAL FUNDING LLC SERIES A                                         5.24         08/09/2006            31,209
     23,873  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006            23,877
    111,233  REGENCY MARKETS # 1 LLC++                                                 5.01         07/20/2006           110,956
     64,325  REGENCY MARKETS # 1 LLC++                                                 5.30         08/15/2006            63,917
    118,038  SLM CORPORATION+/-++                                                      5.17         05/04/2007           118,039
     29,510  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                                   5.01         07/18/2006            29,445
     68,244  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006            68,261
     34,119  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007            34,118
    147,547  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++                    5.21         06/15/2007           147,519
    147,547  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007           147,550
    224,272  US BANK NA SERIES BKNT+/-                                                 5.13         07/28/2006           224,218
    130,432  VERSAILLES CDS LLC++                                                      5.17         07/06/2006           130,375
     29,510  VERSAILLES CDS LLC++                                                      5.31         07/17/2006            29,449
     49,853  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)           5.33         07/07/2006            49,824
    147,547  WHITE PINE FINANCE+/-++                                                   5.15         07/17/2006           147,547

                                                                                                                      14,889,625
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,734,764)                                                            15,734,764
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 2.02%
  4,988,171  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                           $    4,988,171

TOTAL SHORT-TERM INVESTMENTS (COST $4,988,171)                                                                         4,988,171
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $232,659,760)*                        104.98%                                                               $  259,297,130
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET            (4.98)                                                                  (12,301,368)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  246,995,762
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,988,171.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.78%

BUSINESS SERVICES - 1.68%
     73,900  MICROSOFT CORPORATION                                                                                $    1,721,870
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 12.22%
     53,150  ABBOTT LABORATORIES                                                                                       2,317,871
     15,560  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       994,595
     19,300  COLGATE-PALMOLIVE COMPANY                                                                                 1,156,070
     56,400  E.I. DU PONT DE NEMOURS & COMPANY                                                                         2,346,240
     78,855  PFIZER INCORPORATED                                                                                       1,850,727
     36,190  PROCTER & GAMBLE COMPANY                                                                                  2,012,164
     19,289  ROHM & HAAS COMPANY                                                                                         966,765
     20,100  WYETH                                                                                                       892,641

                                                                                                                      12,537,073
                                                                                                                  --------------

COMMUNICATIONS - 3.83%
     11,100  ALLTEL CORPORATION                                                                                          708,513
     44,945  AT&T INCORPORATED<<                                                                                       1,253,516
     58,649  VERIZON COMMUNICATIONS INCORPORATED                                                                       1,964,155

                                                                                                                       3,926,184
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 14.55%
     56,055  BANK OF AMERICA CORPORATION                                                                               2,696,245
     84,940  CITIGROUP INCORPORATED                                                                                    4,097,506
     22,800  FIFTH THIRD BANCORP                                                                                         842,460
     52,870  JP MORGAN CHASE & COMPANY                                                                                 2,220,540
     34,400  NORTH FORK BANCORPORATION INCORPORATED                                                                    1,037,848
     61,200  US BANCORP                                                                                                1,889,856
     39,600  WACHOVIA CORPORATION                                                                                      2,141,568

                                                                                                                      14,926,023
                                                                                                                  --------------

EATING & DRINKING PLACES - 1.77%
     54,050  MCDONALD'S CORPORATION                                                                                    1,816,080
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.82%
     17,820  DOMINION RESOURCES INCORPORATED                                                                           1,332,758
     19,822  FIRSTENERGY CORPORATION                                                                                   1,074,551
     31,050  FPL GROUP INCORPORATED                                                                                    1,284,849
     10,185  KINDER MORGAN INCORPORATED                                                                                1,017,380
     27,400  MDU RESOURCES GROUP INCORPORATED                                                                          1,003,114
     19,380  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              1,281,405

                                                                                                                       6,994,057
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.09%
     31,075  CISCO SYSTEMS INCORPORATED+                                                                                 606,895
     26,395  EMERSON ELECTRIC COMPANY                                                                                  2,212,165
    103,930  GENERAL ELECTRIC COMPANY                                                                                  3,425,533
     79,565  INTEL CORPORATION                                                                                         1,507,757
     69,475  MOTOROLA INCORPORATED                                                                                     1,399,921
     59,250  NOKIA OYJ ADR                                                                                             1,200,405

                                                                                                                      10,352,676
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.04%
     17,800  QUEST DIAGNOSTICS INCORPORATED                                                                       $    1,066,576
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.39%
     34,545  FORTUNE BRANDS INCORPORATED                                                                               2,453,041
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 2.63%
     44,865  PEPSICO INCORPORATED                                                                                      2,693,695
                                                                                                                  --------------

GENERAL MERCHANDISE STORES - 2.83%
     15,066  FEDERATED DEPARTMENT STORES INCORPORATED                                                                    551,415
     48,140  TARGET CORPORATION                                                                                        2,352,602

                                                                                                                       2,904,017
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.67%
     33,459  3M COMPANY                                                                                                2,702,484
     48,815  HEWLETT-PACKARD COMPANY                                                                                   1,546,459
     20,360  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,564,055

                                                                                                                       5,812,998
                                                                                                                  --------------

INSURANCE CARRIERS - 7.15%
     23,650  ALLSTATE CORPORATION                                                                                      1,294,365
     31,838  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,880,034
     27,700  METLIFE INCORPORATED<<                                                                                    1,418,517
     61,450  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                 2,739,441

                                                                                                                       7,332,357
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.15%
     20,550  BAXTER INTERNATIONAL INCORPORATED                                                                           755,418
     16,215  BECTON DICKINSON & COMPANY                                                                                  991,223
     14,765  BIOMET INCORPORATED                                                                                         461,997

                                                                                                                       2,208,638
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.70%
        763  ACCO BRANDS CORPORATION+<<                                                                                   16,710
     28,745  JOHNSON & JOHNSON                                                                                         1,722,400

                                                                                                                       1,739,110
                                                                                                                  --------------

MOTION PICTURES - 2.01%
     61,100  TIME WARNER INCORPORATED                                                                                  1,057,030
     33,400  WALT DISNEY COMPANY                                                                                       1,002,000

                                                                                                                       2,059,030
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.04%
     39,270  AMERICAN EXPRESS COMPANY                                                                                  2,089,949
                                                                                                                  --------------

OIL & GAS EXTRACTION - 1.19%
     24,800  TIDEWATER INCORPORATED<<                                                                                  1,220,160
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.36%
     20,309  BP PLC ADR                                                                                                1,413,709
     44,925  CHEVRONTEXACO CORPORATION                                                                                 2,788,045
     40,050  CONOCOPHILLIPS                                                                                            2,624,477

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (CONTINUED)
     55,314  EXXON MOBIL CORPORATION                                                                              $    3,393,514
      6,100  ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                                         408,578

                                                                                                                      10,628,323
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.98%
      2,534  AMERIPRISE FINANCIAL INCORPORATED                                                                           113,194
     46,635  MORGAN STANLEY                                                                                            2,947,798

                                                                                                                       3,060,992
                                                                                                                  --------------

TOBACCO PRODUCTS - 1.57%
     21,870  ALTRIA GROUP INCORPORATED                                                                                 1,605,914
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 1.44%
     36,658  HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,477,317
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.67%
     22,440  SYSCO CORPORATION                                                                                           685,766
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $86,649,872)                                                                               101,311,846
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 2.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.14%
     43,992  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       43,992
    103,590  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             103,590

                                                                                                                         147,582
                                                                                                                  --------------
PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.54%
$     4,535  ALLIANCE & LEICESTER PLC                                                  5.55%        10/25/2006             4,457
      9,276  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007             9,280
     11,020  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.28         07/07/2006            11,014
     25,765  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.27         12/22/2006            25,765
     25,765  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         10/20/2006            25,765
     15,459  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         08/04/2006            15,460
     51,531  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                           5.11         11/03/2006            51,531
     25,765  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007            25,765
     20,064  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2006            19,960
    109,245  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006           108,766
     25,765  BANCO SANTANDER TOTTA LN+/-++                                             5.28         07/16/2007            25,765
     25,765  BANK OF AMERICA NA+/-                                                     5.36         06/19/2007            25,762
      3,092  BEAR STEARNS COMPANY+/-                                                   5.18         08/05/2006             3,092
     30,918  BEAR STEARNS COMPANY+/-                                                   5.37         10/04/2006            30,918
    463,560  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $463,767)                                                 5.36         07/03/2006           463,560
     90,169  BUCKINGHAM CDO II LLC++                                                   5.33         07/21/2006            89,931
     51,531  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006            51,372
      6,150  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006             6,133
      5,704  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/05/2006             5,703
      5,153  CAIRN HIGH GRADE FUNDING I LLC                                            5.36         07/11/2006             5,147
     30,918  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006            30,918
     12,266  CEDAR SPRINGS CAPITAL COMPANY++                                           5.17         08/14/2006            12,190

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    23,366  CEDAR SPRINGS CAPITAL COMPANY                                             5.32%        07/17/2006    $       23,318
     37,255  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006            36,984
      2,177  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                5.08         07/21/2006             2,171
     65,959  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007            65,959
     29,888  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006            29,778
     27,827  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/14/2006            27,782
     48,717  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.37         07/20/2006            48,596
     25,868  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/26/2006            25,781
     25,765  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.13         11/15/2006            25,761
     51,531  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.31         06/25/2007            51,531
      2,603  DEER VALLEY FUNDING LLC++                                                 5.30         07/17/2006             2,598
     90,443  DEER VALLEY FUNDING LLC                                                   5.37         08/07/2006            89,976
     14,919  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006            14,867
     25,153  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $25,164)                                                  5.30         07/03/2006            25,153
      1,031  DORADA FINANCE                                                            5.24         07/31/2006             1,026
     51,531  EUREKA SECURITIZATION INCORPORATED++                                      5.28         08/10/2006            51,242
     25,765  FCAR OWNER TRUST SERIES II                                                5.32         08/08/2006            25,629
    206,123  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $206,125)                                                 5.36         07/03/2006           206,123
     36,123  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         08/14/2006            35,899
      3,680  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.42         08/21/2006             3,654
      2,267  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.58         10/27/2006             2,228
     23,133  FOX TROT CDO LIMITED                                                      5.35         07/31/2006            23,038
     31,823  GEORGE STREET FINANCE LLC                                                 5.32         07/25/2006            31,721
      3,092  GRAMPIAN FUNDING LLC++                                                    5.30         10/02/2006             3,050
      2,061  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007             2,062
      3,607  HBOS TREASURY SERVICES PLC+/-++                                           5.12         01/12/2007             3,610
     14,454  HSBC BANK USA SERIES BKN1+/-                                              5.34         12/14/2006            14,454
      4,767  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006             4,767
     15,459  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007            15,442
      2,043  KLIO III FUNDING CORPORATION++                                            5.29         09/01/2006             2,024
     41,225  LEGACY CAPITAL LLC SERIES A++                                             5.31         07/19/2006            41,128
     75,750  LEXINGTON PARKER CAPITAL CORPORATION                                      5.33         08/14/2006            75,281
      2,061  LINKS FINANCE LLC SERIES MTN1+/-++                                        5.13         09/12/2006             2,061
     15,459  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006            15,459
     23,704  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006            23,704
      5,720  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006             5,720
      6,184  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.15         02/20/2007             6,184
     10,306  MBIA GLOBAL FUNDING LLC+/-++                                              5.27         02/20/2007            10,306
     51,788  MERRILL LYNCH & COMPANY SERIES MTN+/-                                     5.28         10/27/2006            51,806
      4,535  MORGAN STANLEY+/-                                                         5.22         11/09/2006             4,535
      6,153  MORGAN STANLEY+/-                                                         5.35         11/24/2006             6,154
     30,918  MORGAN STANLEY+/-                                                         5.38         10/10/2006            30,918
      4,767  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010             4,768
     51,531  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006            51,320
      1,031  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006             1,031
      5,668  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006             5,671

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,546  NORDEA NORTH AMERICA INCORPORATED                                         5.41%        08/18/2006    $        1,535
     51,531  NORTHERN ROCK PLC+/-++                                                    5.13         02/05/2007            51,533
     29,663  OLD LINE FUNDING LLC++                                                    5.17         07/05/2006            29,655
      5,480  PERRY GLOBAL FUNDING LLC SERIES A                                         5.24         08/09/2006             5,450
      4,169  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006             4,170
     19,424  REGENCY MARKETS # 1 LLC++                                                 5.01         07/20/2006            19,376
     11,233  REGENCY MARKETS # 1 LLC++                                                 5.30         08/15/2006            11,161
     20,612  SLM CORPORATION+/-++                                                      5.17         05/04/2007            20,613
      5,153  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                                   5.01         07/18/2006             5,142
     11,917  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006            11,920
      5,958  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007             5,958
     25,765  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++                    5.21         06/15/2007            25,761
     25,765  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007            25,766
     39,163  US BANK NA SERIES BKNT+/-                                                 5.13         07/28/2006            39,154
     22,777  VERSAILLES CDS LLC++                                                      5.17         07/06/2006            22,767
      5,153  VERSAILLES CDS LLC++                                                      5.31         07/17/2006             5,143
      8,706  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)           5.33         07/07/2006             8,700
     25,765  WHITE PINE FINANCE+/-++                                                   5.15         07/17/2006            25,765

                                                                                                                       2,600,093
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,747,675)                                                              2,747,675
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 1.16%
  1,192,802  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                                1,192,802

TOTAL SHORT-TERM INVESTMENTS (COST $1,192,802)                                                                         1,192,802
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $90,590,349)                          102.62%                                                               $  105,252,323
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET*           (2.62)                                                                   (2,689,768)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  102,562,555
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,192,802.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.02%

AUSTRALIA - 3.72%
     17,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               $      301,796
     24,447  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                330,814
      7,459  RIO TINTO LIMITED (METAL MINING)                                                                            431,229
     30,000  WESTFIELD GROUP (PROPERTIES)                                                                                386,339
      2,880  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                            94,166

                                                                                                                       1,544,344
                                                                                                                  --------------

BELGIUM - 1.03%
     12,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                            429,009
                                                                                                                  --------------

CHINA - 0.57%
    320,000  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                              236,921
                                                                                                                  --------------

DENMARK - 0.78%
      8,500  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   323,568
                                                                                                                  --------------

FRANCE - 15.54%
     41,800  ALCATEL SA (COMMUNICATIONS)                                                                                 530,366
      4,900  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       447,802
        400  ARKEMA (OIL & GAS EXTRACTION)+                                                                               15,610
     20,333  AXA SA (INSURANCE CARRIERS)                                                                                 667,349
      8,600  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      442,193
      8,166  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      466,148
      6,300  CARREFOUR SA (FOOD STORES)                                                                                  369,380
      3,800  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         477,047
      1,158  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     114,936
      7,700  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             751,455
     12,000  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    498,830
      5,917  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           327,701
     16,000  TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,052,914
      8,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       294,386

                                                                                                                       6,456,117
                                                                                                                  --------------

GERMANY - 7.36%
      3,900  ALLIANZ AG (INSURANCE CARRIERS)                                                                             616,154
      4,400  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                219,823
     14,786  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    537,858
      5,000  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 575,701
      3,100  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 356,379
      7,300  METRO AG (FOOD STORES)                                                                                      413,819
      1,600  SAP AG (BUSINESS SERVICES)                                                                                  337,669

                                                                                                                       3,057,403
                                                                                                                  --------------

GREECE - 0.87%
     14,567  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     362,950
                                                                                                                  --------------

HONG KONG - 4.47%
     37,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  400,905
     56,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                           323,011
    352,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                            201,692

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HONG KONG (CONTINUED)
    553,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                     $      211,835
     41,560  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               423,825
     48,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             296,666

                                                                                                                       1,857,934
                                                                                                                  --------------

ITALY - 3.70%
     33,707  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           992,891
     69,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           544,032

                                                                                                                       1,536,923
                                                                                                                  --------------

JAPAN - 21.09%
     45,400  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 995,753
     20,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                                         319,818
     11,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             99,965
     16,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               418,735
      1,300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         331,929
         36  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           670,045
     40,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              502,272
      9,500  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      616,786
     30,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                       383,782
     61,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                               445,613
     20,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
             SERVICES)                                                                                                   374,869
        254  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                    372,877
     16,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         417,739
     11,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         520,010
     44,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      604,020
     25,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         394,967
     75,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              475,140
     75,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          819,207

                                                                                                                       8,763,527
                                                                                                                  --------------

NETHERLANDS - 4.67%
      7,804  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 420,829
     24,000  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          486,244
     14,000  ING GROEP NV (FINANCIAL SERVICES)                                                                           550,273
     20,400  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                481,931

                                                                                                                       1,939,277
                                                                                                                  --------------

NORWAY - 0.95%
        518  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                          24,007
     13,000  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       368,601

                                                                                                                         392,608
                                                                                                                  --------------

RUSSIA - 1.65%
      5,200  LUKOIL ADR (OIL & GAS EXTRACTION)<<                                                                         434,720
      8,500  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                     250,240

                                                                                                                         684,960
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SINGAPORE - 0.62%
     26,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               $      256,247
                                                                                                                  --------------

SOUTH KOREA - 0.17%
        147  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           71,737
                                                                                                                  --------------

SPAIN - 1.53%
     20,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                411,343
     11,418  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  224,174

                                                                                                                         635,517
                                                                                                                  --------------

SWEDEN - 0.84%
     18,300  SECURITAS AB (BUSINESS SERVICES)                                                                            350,908
                                                                                                                  --------------

SWITZERLAND - 6.82%
     15,200  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   823,067
      6,600  ROCHE HOLDING AG (HEALTH SERVICES)                                                                        1,091,047
      4,200  UBS AG (FINANCIAL SERVICES)                                                                                 460,349
      2,089  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           457,938

                                                                                                                       2,832,401
                                                                                                                  --------------

THAILAND - 1.44%
    140,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                   330,535
     99,600  BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                               266,506

                                                                                                                         597,041
                                                                                                                  --------------

UNITED KINGDOM - 20.20%
     52,043  AVIVA PLC (INSURANCE CARRIERS)                                                                              736,707
     49,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     335,036
     37,100  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      421,583
     43,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               456,026
     21,290  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         335,234
     49,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,385,905
     40,600  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                 714,368
    195,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              462,466
     34,522  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                        373,456
     73,382  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  561,794
  3,947,952  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                            7,483
     26,300  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        885,145
     50,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                          471,319
     19,129  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   315,179
    436,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         929,212

                                                                                                                       8,390,913
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $34,688,504)                                                                                40,720,305
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 1.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%
      7,014  SCUDDER DAILY ASSETS MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)                            7,014
     16,516  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND (COLLATERAL INVESTED IN MONEY MARKET FUNDS)                  16,516

                                                                                                                          23,530
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 1.00%
$       723  ALLIANCE & LEICESTER PLC                                                  5.55%        10/25/2006    $          711
      1,479  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007             1,480
      1,757  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.28         07/07/2006             1,756
      4,108  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.27         12/22/2006             4,108
      4,108  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         10/20/2006             4,108
      2,465  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         08/04/2006             2,465
      8,216  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                           5.11         11/03/2006             8,216
      4,108  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007             4,108
      3,199  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2006             3,182
     17,418  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006            17,341
      4,108  BANCO SANTANDER TOTTA LN+/-++                                             5.28         07/16/2007             4,108
      4,108  BANK OF AMERICA NA+/-                                                     5.36         06/19/2007             4,107
        493  BEAR STEARNS COMPANY+/-                                                   5.18         08/05/2006               493
      4,930  BEAR STEARNS COMPANY+/-                                                   5.37         10/04/2006             4,930
     73,909  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $73,942)                                                  5.36         07/03/2006            73,909
     14,376  BUCKINGHAM CDO II LLC++                                                   5.33         07/21/2006            14,338
      8,216  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006             8,191
        980  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006               978
        910  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/05/2006               909
        822  CAIRN HIGH GRADE FUNDING I LLC                                            5.36         07/11/2006               821
      4,930  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006             4,929
      1,956  CEDAR SPRINGS CAPITAL COMPANY++                                           5.17         08/14/2006             1,944
      3,725  CEDAR SPRINGS CAPITAL COMPANY                                             5.32         07/17/2006             3,718
      5,940  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006             5,897
        347  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                5.08         07/21/2006               346
     10,516  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007            10,516
      4,765  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006             4,748
      4,437  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/14/2006             4,429
      7,767  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.37         07/20/2006             7,748
      4,124  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/26/2006             4,110
      4,108  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.13         11/15/2006             4,107
      8,216  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.31         06/25/2007             8,216
        415  DEER VALLEY FUNDING LLC++                                                 5.30         07/17/2006               414
     14,420  DEER VALLEY FUNDING LLC                                                   5.37         08/07/2006            14,345
      2,379  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006             2,370
      4,010  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $4,012)                                                   5.30         07/03/2006             4,010
        164  DORADA FINANCE                                                            5.24         07/31/2006               164
      8,216  EUREKA SECURITIZATION INCORPORATED++                                      5.28         08/10/2006             8,170
      4,108  FCAR OWNER TRUST SERIES II                                                5.32         08/08/2006             4,086
     32,864  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $32,879)                                                  5.36         07/03/2006            32,864
      5,759  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         08/14/2006             5,724
        587  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.42         08/21/2006               582
        362  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.58         10/27/2006               355
      3,688  FOX TROT CDO LIMITED                                                      5.35         07/31/2006             3,673
      5,074  GEORGE STREET FINANCE LLC                                                 5.32         07/25/2006             5,057

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       493  GRAMPIAN FUNDING LLC++                                                    5.30%        10/02/2006    $          486
        329  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007               329
        575  HBOS TREASURY SERVICES PLC+/-++                                           5.12         01/12/2007               576
      2,305  HSBC BANK USA SERIES BKN1+/-                                              5.34         12/14/2006             2,304
        760  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006               760
      2,465  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007             2,462
        326  KLIO III FUNDING CORPORATION++                                            5.29         09/01/2006               323
      6,573  LEGACY CAPITAL LLC SERIES A++                                             5.31         07/19/2006             6,557
     12,077  LEXINGTON PARKER CAPITAL CORPORATION                                      5.33         08/14/2006            12,003
        329  LINKS FINANCE LLC SERIES MTN1+/-++                                        5.13         09/12/2006               329
      2,465  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006             2,465
      3,779  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006             3,779
        912  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006               912
        986  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.15         02/20/2007               986
      1,643  MBIA GLOBAL FUNDING LLC+/-++                                              5.27         02/20/2007             1,643
      8,257  MERRILL LYNCH & COMPANY SERIES MTN+/-                                     5.28         10/27/2006             8,260
        723  MORGAN STANLEY+/-                                                         5.22         11/09/2006               723
        981  MORGAN STANLEY+/-                                                         5.35         11/24/2006               981
      4,930  MORGAN STANLEY+/-                                                         5.38         10/10/2006             4,930
        760  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010               760
      8,216  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006             8,182
        164  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006               164
        904  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006               904
        246  NORDEA NORTH AMERICA INCORPORATED                                         5.41         08/18/2006               245
      8,216  NORTHERN ROCK PLC+/-++                                                    5.13         02/05/2007             8,216
      4,729  OLD LINE FUNDING LLC++                                                    5.17         07/05/2006             4,728
        874  PERRY GLOBAL FUNDING LLC SERIES A                                         5.24         08/09/2006               869
        665  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006               665
      3,097  REGENCY MARKETS # 1 LLC++                                                 5.01         07/20/2006             3,089
      1,791  REGENCY MARKETS # 1 LLC++                                                 5.30         08/15/2006             1,780
      3,286  SLM CORPORATION+/-++                                                      5.17         05/04/2007             3,286
        822  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                                   5.01         07/18/2006               820
      1,900  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006             1,900
        950  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007               950
      4,108  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++                    5.21         06/15/2007             4,107
      4,108  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007             4,108
      6,244  US BANK NA SERIES BKNT+/-                                                 5.13         07/28/2006             6,243
      3,631  VERSAILLES CDS LLC++                                                      5.17         07/06/2006             3,630
        822  VERSAILLES CDS LLC++                                                      5.31         07/17/2006               820
      1,388  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)           5.33         07/07/2006             1,387
      4,108  WHITE PINE FINANCE+/-++                                                   5.15         07/17/2006             4,108

                                                                                                                         414,550
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $438,080)                                                                  438,080
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 1.85%
    767,660  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                           $      767,660

TOTAL SHORT-TERM INVESTMENTS (COST $767,660)                                                                             767,660
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,894,244)*                         100.92%                                                               $   41,926,045
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET            (0.92)                                                                     (383,020)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   41,543,025
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $767,660.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.08%

APPAREL & ACCESSORY STORES - 6.33%
     50,500  GAP INCORPORATED                                                                                     $      878,700
     23,700  ROSS STORES INCORPORATED                                                                                    664,785

                                                                                                                       1,543,485
                                                                                                                  --------------

BUSINESS SERVICES - 5.11%
      8,600  FIRST DATA CORPORATION                                                                                      387,344
     36,896  MICROSOFT CORPORATION                                                                                       859,677

                                                                                                                       1,247,021
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 10.75%
     33,500  MEDIMMUNE INCORPORATED+                                                                                     907,850
     39,000  PFIZER INCORPORATED                                                                                         915,330
     18,000  WYETH                                                                                                       799,380

                                                                                                                       2,622,560
                                                                                                                  --------------

COMMUNICATIONS - 3.70%
     27,500  COMCAST CORPORATION CLASS A+                                                                                901,450
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 13.48%
     18,500  BANK OF AMERICA CORPORATION                                                                                 889,850
     24,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                       772,800
     19,200  CITIGROUP INCORPORATED                                                                                      926,208
     16,600  JP MORGAN CHASE & COMPANY                                                                                   697,200

                                                                                                                       3,286,058
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 18.81%
     41,000  AMERICAN POWER CONVERSION CORPORATION                                                                       799,090
     19,000  CISCO SYSTEMS INCORPORATED+                                                                                 371,070
     27,000  GENERAL ELECTRIC COMPANY                                                                                    889,920
     42,000  INTEL CORPORATION                                                                                           795,900
     36,200  NOVELLUS SYSTEMS INCORPORATED+                                                                              894,140
     53,200  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                      836,836

                                                                                                                       4,586,956
                                                                                                                  --------------

GENERAL MERCHANDISE STORES - 6.07%
     41,600  DOLLAR GENERAL CORPORATION                                                                                  581,568
     18,670  WAL-MART STORES INCORPORATED                                                                                899,334

                                                                                                                       1,480,902
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.72%
     84,000  SYMBOL TECHNOLOGIES INCORPORATED                                                                            906,360
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 3.39%
     30,700  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     825,523
                                                                                                                  --------------

INSURANCE CARRIERS - 3.75%
     15,500  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   915,275
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.24%
     32,500  BOSTON SCIENTIFIC CORPORATION+<<                                                                            547,300
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.71%
      4,500  JOHNSON & JOHNSON                                                                                    $      269,640
     32,000  TYCO INTERNATIONAL LIMITED                                                                                  880,000

                                                                                                                       1,149,640
                                                                                                                  --------------

MOTION PICTURES - 3.99%
     56,200  TIME WARNER INCORPORATED                                                                                    972,260
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.65%
      2,800  FREDDIE MAC                                                                                                 159,628
                                                                                                                  --------------

OIL & GAS EXTRACTION - 2.83%
     14,000  TIDEWATER INCORPORATED                                                                                      688,800
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.78%
      7,000  CHEVRONTEXACO CORPORATION                                                                                   434,420
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.77%
     10,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                        695,600
     15,100  MORGAN STANLEY                                                                                              954,471

                                                                                                                       1,650,071
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $25,159,419)                                                                                23,917,709
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 3.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
     13,668  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       13,668
     32,185  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              32,185

                                                                                                                          45,853
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.31%
$     1,409  ALLIANCE & LEICESTER PLC                                                  5.55%        10/25/2006             1,385
      2,882  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007             2,883
      3,424  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.28         07/07/2006             3,422
      8,005  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.27         12/22/2006             8,005
      8,005  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         10/20/2006             8,005
      4,803  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         08/04/2006             4,803
     16,010  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                           5.11         11/03/2006            16,010
      8,005  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007             8,005
      6,234  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2006             6,202
     33,942  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006            33,793
      8,005  BANCO SANTANDER TOTTA LN+/-++                                             5.28         07/16/2007             8,005
      8,005  BANK OF AMERICA NA+/-                                                     5.36         06/19/2007             8,004
        961  BEAR STEARNS COMPANY+/-                                                   5.18         08/05/2006               961
      9,606  BEAR STEARNS COMPANY+/-                                                   5.37         10/04/2006             9,606
    144,027  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $144,091)                                                 5.36         07/03/2006           144,027
     28,015  BUCKINGHAM CDO II LLC++                                                   5.33         07/21/2006            27,941
     16,010  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006            15,961
      1,911  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006             1,906
      1,772  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/05/2006             1,772

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,601  CAIRN HIGH GRADE FUNDING I LLC                                            5.36%        07/11/2006    $        1,599
      9,606  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006             9,606
      3,811  CEDAR SPRINGS CAPITAL COMPANY++                                           5.17         08/14/2006             3,788
      7,260  CEDAR SPRINGS CAPITAL COMPANY                                             5.32         07/17/2006             7,245
     11,575  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006            11,491
        676  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                5.08         07/21/2006               674
     20,493  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007            20,493
      9,286  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006             9,252
      8,646  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/14/2006             8,632
     15,136  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.37         07/20/2006            15,099
      8,037  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/26/2006             8,010
      8,005  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.13         11/15/2006             8,004
     16,010  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.31         06/25/2007            16,010
        809  DEER VALLEY FUNDING LLC++                                                 5.30         07/17/2006               807
     28,100  DEER VALLEY FUNDING LLC                                                   5.37         08/07/2006            27,955
      4,635  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006             4,619
      7,815  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $7,818)                                                   5.30         07/03/2006             7,815
        320  DORADA FINANCE                                                            5.24         07/31/2006               319
     16,010  EUREKA SECURITIZATION INCORPORATED++                                      5.28         08/10/2006            15,921
      8,005  FCAR OWNER TRUST SERIES II                                                5.32         08/08/2006             7,963
     64,042  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $64,071)                                                  5.36         07/03/2006            64,042
     11,223  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         08/14/2006            11,154
      1,143  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.42         08/21/2006             1,135
        704  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.58         10/27/2006               692
      7,187  FOX TROT CDO LIMITED                                                      5.35         07/31/2006             7,158
      9,887  GEORGE STREET FINANCE LLC                                                 5.32         07/25/2006             9,856
        961  GRAMPIAN FUNDING LLC++                                                    5.30         10/02/2006               948
        640  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007               641
      1,121  HBOS TREASURY SERVICES PLC+/-++                                           5.12         01/12/2007             1,122
      4,491  HSBC BANK USA SERIES BKN1+/-                                              5.34         12/14/2006             4,491
      1,481  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006             1,481
      4,803  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007             4,798
        635  KLIO III FUNDING CORPORATION++                                            5.29         09/01/2006               629
     12,808  LEGACY CAPITAL LLC SERIES A++                                             5.31         07/19/2006            12,778
     23,535  LEXINGTON PARKER CAPITAL CORPORATION                                      5.33         08/14/2006            23,390
        640  LINKS FINANCE LLC SERIES MTN1+/-++                                        5.13         09/12/2006               640
      4,803  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006             4,803
      7,365  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006             7,365
      1,777  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006             1,777
      1,921  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.15         02/20/2007             1,921
      3,202  MBIA GLOBAL FUNDING LLC+/-++                                              5.27         02/20/2007             3,202
     16,091  MERRILL LYNCH & COMPANY SERIES MTN+/-                                     5.28         10/27/2006            16,096
      1,409  MORGAN STANLEY+/-                                                         5.22         11/09/2006             1,409
      1,912  MORGAN STANLEY+/-                                                         5.35         11/24/2006             1,912
      9,606  MORGAN STANLEY+/-                                                         5.38         10/10/2006             9,606
      1,481  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010             1,481

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    16,010  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33%        07/31/2006    $       15,945
        320  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006               320
      1,761  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006             1,762
        480  NORDEA NORTH AMERICA INCORPORATED                                         5.41         08/18/2006               477
     16,010  NORTHERN ROCK PLC+/-++                                                    5.13         02/05/2007            16,011
      9,216  OLD LINE FUNDING LLC++                                                    5.17         07/05/2006             9,214
      1,703  PERRY GLOBAL FUNDING LLC SERIES A                                         5.24         08/09/2006             1,693
      1,295  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006             1,295
      6,035  REGENCY MARKETS # 1 LLC++                                                 5.01         07/20/2006             6,020
      3,490  REGENCY MARKETS # 1 LLC++                                                 5.30         08/15/2006             3,468
      6,404  SLM CORPORATION+/-++                                                      5.17         05/04/2007             6,404
      1,601  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                                   5.01         07/18/2006             1,598
      3,703  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006             3,704
      1,851  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007             1,851
      8,005  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++                    5.21         06/15/2007             8,004
      8,005  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007             8,005
     12,168  US BANK NA SERIES BKNT+/-                                                 5.13         07/28/2006            12,165
      7,077  VERSAILLES CDS LLC++                                                      5.17         07/06/2006             7,074
      1,601  VERSAILLES CDS LLC++                                                      5.31         07/17/2006             1,598
      2,705  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)           5.33         07/07/2006             2,703
      8,005  WHITE PINE FINANCE+/-++                                                   5.15         07/17/2006             8,005

                                                                                                                         807,841
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $853,694)                                                                  853,694
                                                                                                                  --------------

SHARES

SHORT TERM INVESTMENTS - 1.27%
    309,526  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                                  309,526
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $309,526)                                                                             309,526
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $26,322,639)*                         102.85%                                                               $   25,080,929
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET            (2.85)                                                                     (695,071)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   24,385,858
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $309,526.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.79%

APPAREL & ACCESSORY STORES - 2.16%
     40,600  KOHL'S CORPORATION+
                                                                                                                  $    2,400,272
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.70%
     74,300  FASTENAL COMPANY                                                                                          2,993,547
     65,000  HOME DEPOT INCORPORATED                                                                                   2,326,350
     53,200  LOWE'S COMPANIES INCORPORATED                                                                             3,227,644

                                                                                                                       8,547,541
                                                                                                                  --------------

BUSINESS SERVICES - 19.11%
     35,700  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    1,618,995
    206,600  EBAY INCORPORATED+                                                                                        6,051,314
     77,800  FIRST DATA CORPORATION                                                                                    3,504,112
      7,900  GOOGLE INCORPORATED CLASS A+                                                                              3,312,707
    212,200  MICROSOFT CORPORATION                                                                                     4,944,260
     53,900  YAHOO! INCORPORATED+<<                                                                                    1,778,700

                                                                                                                      21,210,088
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 8.50%
     53,600  AMGEN INCORPORATED+<<                                                                                     3,496,328
     57,300  GENENTECH INCORPORATED+                                                                                   4,687,140
     20,400  GENZYME CORPORATION+                                                                                      1,245,420

                                                                                                                       9,428,888
                                                                                                                  --------------

EDUCATIONAL SERVICES - 1.31%
     28,100  APOLLO GROUP INCORPORATED CLASS A+                                                                        1,451,927
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.82%
    240,100  CISCO SYSTEMS INCORPORATED+                                                                               4,689,153
    165,500  INTEL CORPORATION                                                                                         3,136,225
     63,900  LINEAR TECHNOLOGY CORPORATION                                                                             2,140,011
    220,800  NOKIA OYJ ADR                                                                                             4,473,408
     66,400  TEXAS INSTRUMENTS INCORPORATED                                                                            2,011,256

                                                                                                                      16,450,053
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.95%
    112,450  PAYCHEX INCORPORATED                                                                                      4,383,301
                                                                                                                  --------------

GENERAL MERCHANDISE STORES - 4.61%
     60,500  TARGET CORPORATION                                                                                        2,956,635
     44,700  WAL-MART STORES INCORPORATED                                                                              2,153,199

                                                                                                                       5,109,834
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.82%
    104,000  DELL INCORPORATED+                                                                                        2,538,640
    154,700  EMC CORPORATION+                                                                                          1,697,059

                                                                                                                       4,235,699
                                                                                                                  --------------

INSURANCE CARRIERS - 4.57%
     85,775  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 5,065,014
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.01%
    118,575  MEDTRONIC INCORPORATED                                                                               $    5,563,539
                                                                                                                  --------------

PERSONAL SERVICES - 2.38%
     66,400  CINTAS CORPORATION                                                                                        2,640,064
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 20.85%
    327,450  CHARLES SCHWAB CORPORATION                                                                                5,232,651
     54,100  FRANKLIN RESOURCES INCORPORATED                                                                           4,696,421
     59,675  GOLDMAN SACHS GROUP INCORPORATED                                                                          8,976,910
     42,500  LEGG MASON INCORPORATED                                                                                   4,229,600

                                                                                                                      23,135,582
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $113,242,430)                                                                              109,621,802
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 4.06%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
     72,095  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       72,095
    169,767  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             169,767

                                                                                                                         241,862
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.84%
$     7,432  ALLIANCE & LEICESTER PLC                                                  5.55%        10/25/2006             7,305
     15,201  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007            15,208
     18,061  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.28         07/07/2006            18,050
     42,225  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.27         12/22/2006            42,225
     42,225  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         10/20/2006            42,225
     25,335  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         08/04/2006            25,336
     84,450  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         11/03/2006            84,450
     42,225  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007            42,224
     32,882  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2006            32,712
    179,035  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006           178,249
     42,225  BANCO SANTANDER TOTTA LN+/-++                                             5.28         07/16/2007            42,225
     42,225  BANK OF AMERICA NA+/-                                                     5.36         06/19/2007            42,219
      5,067  BEAR STEARNS COMPANY+/-                                                   5.18         08/05/2006             5,067
     50,670  BEAR STEARNS COMPANY+/-                                                   5.37         10/04/2006            50,670
    759,698  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $760,037)                                                 5.36         07/03/2006           759,698
    147,771  BUCKINGHAM CDO II LLC++                                                   5.33         07/21/2006           147,381
     84,450  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006            84,190
     10,078  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006            10,052
      9,349  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/05/2006             9,346
      8,445  CAIRN HIGH GRADE FUNDING I LLC                                            5.36         07/11/2006             8,435
     50,670  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006            50,669
     20,103  CEDAR SPRINGS CAPITAL COMPANY++                                           5.17         08/14/2006            19,978
     38,293  CEDAR SPRINGS CAPITAL COMPANY                                             5.32         07/17/2006            38,215
     61,054  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006            60,610
      3,567  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                5.08         07/21/2006             3,558
    108,097  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007           108,097

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    48,981  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32%        07/28/2006    $       48,802
     45,603  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/14/2006            45,530
     79,839  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.37         07/20/2006            79,641
     42,394  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/26/2006            42,251
     42,225  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.13         11/15/2006            42,218
     84,450  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.31         06/25/2007            84,450
      4,266  DEER VALLEY FUNDING LLC++                                                 5.30         07/17/2006             4,258
    148,221  DEER VALLEY FUNDING LLC                                                   5.37         08/07/2006           147,456
     24,450  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006            24,364
     41,221  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $41,239)                                                  5.30         07/03/2006            41,221
      1,689  DORADA FINANCE                                                            5.24         07/31/2006             1,682
     84,450  EUREKA SECURITIZATION INCORPORATED++                                      5.28         08/10/2006            83,977
     42,225  FCAR OWNER TRUST SERIES II                                                5.32         08/08/2006            42,001
    337,802  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $337,953)                                                 5.36         07/03/2006           337,802
     59,200  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         08/14/2006            58,833
      6,031  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.42         08/21/2006             5,988
      3,716  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.58         10/27/2006             3,651
     37,911  FOX TROT CDO LIMITED                                                      5.35         07/31/2006            37,756
     52,153  GEORGE STREET FINANCE LLC                                                 5.32         07/25/2006            51,985
      5,067  GRAMPIAN FUNDING LLC++                                                    5.30         10/02/2006             4,998
      3,378  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007             3,379
      5,912  HBOS TREASURY SERVICES PLC+/-++                                           5.12         01/12/2007             5,917
     23,688  HSBC BANK USA SERIES BKN1+/-                                              5.34         12/14/2006            23,687
      7,812  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006             7,812
     25,335  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007            25,307
      3,348  KLIO III FUNDING CORPORATION++                                            5.29         09/01/2006             3,318
     67,560  LEGACY CAPITAL LLC SERIES A++                                             5.31         07/19/2006            67,402
    124,142  LEXINGTON PARKER CAPITAL CORPORATION                                      5.33         08/14/2006           123,374
      3,378  LINKS FINANCE LLC SERIES MTN1+/-++                                        5.13         09/12/2006             3,378
     25,335  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006            25,335
     38,847  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006            38,847
      9,374  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006             9,374
     10,134  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.15         02/20/2007            10,135
     16,890  MBIA GLOBAL FUNDING LLC+/-++                                              5.27         02/20/2007            16,890
     84,873  MERRILL LYNCH & COMPANY SERIES MTN+/-                                     5.28         10/27/2006            84,901
      7,432  MORGAN STANLEY+/-                                                         5.22         11/09/2006             7,432
     10,083  MORGAN STANLEY+/-                                                         5.35         11/24/2006            10,086
     50,670  MORGAN STANLEY+/-                                                         5.38         10/10/2006            50,670
      7,812  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010             7,813
     84,450  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006            84,104
      1,689  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006             1,689
      9,290  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006             9,294
      2,534  NORDEA NORTH AMERICA INCORPORATED                                         5.41         08/18/2006             2,516
     84,450  NORTHERN ROCK PLC+/-++                                                    5.13         02/05/2007            84,455
     48,613  OLD LINE FUNDING LLC++                                                    5.17         07/05/2006            48,599
      8,980  PERRY GLOBAL FUNDING LLC SERIES A                                         5.24         08/09/2006             8,931

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     6,832  RACERS TRUST 2004-6-MM+/-++                                               5.31%        05/22/2006    $        6,833
     31,833  REGENCY MARKETS # 1 LLC++                                                 5.01         07/20/2006            31,753
     18,409  REGENCY MARKETS # 1 LLC++                                                 5.30         08/15/2006            18,292
     33,780  SLM CORPORATION+/-++                                                      5.17         05/04/2007            33,780
      8,445  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                                   5.01         07/18/2006             8,426
     19,530  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006            19,535
      9,764  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007             9,764
     42,225  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++                    5.21         06/15/2007            42,217
     42,225  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007            42,226
     64,182  US BANK NA SERIES BKNT+/-                                                 5.13         07/28/2006            64,167
     37,327  VERSAILLES CDS LLC++                                                      5.17         07/06/2006            37,311
      8,445  VERSAILLES CDS LLC++                                                      5.31         07/17/2006             8,428
     14,267  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)           5.33         07/07/2006            14,259
     42,225  WHITE PINE FINANCE+/-++                                                   5.15         07/17/2006            42,225

                                                                                                                       4,261,119
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,502,981)                                                              4,502,981
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 1.23%
  1,369,069  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                                1,369,069

TOTAL SHORT-TERM INVESTMENTS (COST $1,369,069)                                                                         1,369,069
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $119,114,480)*                        104.08%                                                               $  115,493,852
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET            (4.08)                                                                   (4,526,973)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  110,966,879
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,369,069.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.03%
$    16,384  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                          4.22%        11/15/2006    $       16,384

TOTAL ASSET BACKED SECURITIES (COST $16,384)                                                                              16,384
                                                                                                                  --------------

CERTIFICATES OF DEPOSIT - 3.32%
    250,000  BNP PARIBAS LONDON                                                        4.92         11/07/2006           250,000
    500,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                            4.18         09/22/2006           500,000
  1,000,000  DEXIA CREDIT LOCAL DE FRANCE                                              4.98         07/13/2006         1,000,001

TOTAL CERTIFICATES OF DEPOSIT (COST $1,750,001)                                                                        1,750,001
                                                                                                                  --------------

COMMERCIAL PAPER - 37.29%
    500,000  AMSTEL FUNDING CORPORATION++                                              5.12         08/22/2006           496,444
    500,000  AQUIFER FUNDING LLC++                                                     5.10         07/07/2006           499,717
  1,000,000  BASF AG++                                                                 5.12         08/03/2006           995,591
  1,060,000  BHP BILLITON FINANCE USA LIMITED++                                        5.13         07/14/2006         1,058,339
  1,000,000  BUCKINGHAM CDO LLC++                                                      5.42         09/18/2006           988,407
  1,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         07/05/2006           999,706
    500,000  CHARTA LLC++                                                              5.10         08/03/2006           497,804
    500,000  CHARTA LLC++                                                              5.12         08/24/2006           496,302
    500,000  CRC FUNDING LLC++                                                         5.09         07/26/2006           498,374
    500,000  DEER VALLEY FUNDING LLC++                                                 5.14         08/21/2006           496,502
    500,000  DEER VALLEY FUNDING LLC++                                                 5.09         07/17/2006           499,010
  1,000,000  FIVE FINANCE INCORPORATED++                                               4.91         07/05/2006           999,727
  1,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.10         07/27/2006           996,600
    500,000  FOX TROT CDO LIMITED++                                                    5.14         08/31/2006           495,788
  1,000,000  GEORGE STREET FINANCE LLC++                                               4.96         07/12/2006           998,760
    500,000  KLIO II FUNDING CORPORATION++                                             5.17         09/01/2006           495,692
  1,000,000  KLIO III FUNDING CORPORATION++                                            5.39         09/28/2006           986,974
  1,000,000  LEXINGTON PARKER CAPITAL++                                                5.32         07/06/2006           999,557
    500,000  MORGAN STANLEY+/-                                                         5.18         07/11/2006           500,000
  1,000,000  MORTGAGE INTEREST NETWORKING TRUST PLUS                                   5.27         07/19/2006           997,658
  1,000,000  NORTH SEA FUNDING LLC++                                                   5.05         07/31/2006           996,072
  1,000,000  PERRY GLOBAL FUNDING LLC SERIES A++                                       5.16         09/01/2006           991,400
  1,000,000  PICAROS FUNDING LLC++                                                     5.25         09/13/2006           989,500
    702,000  TIERRA ALTA FUNDING++                                                     5.29         07/20/2006           700,246
  1,000,000  VERSAILLES CDS LLC++                                                      4.98         07/17/2006           998,063

TOTAL COMMERCIAL PAPER (COST $19,672,233)                                                                             19,672,233
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 1.42%
    500,000  AMERICAN EXPRESS CENTURION SERIES BKNT+/-                                 5.26         05/22/2007           500,000
    250,000  LASALLE NATIONAL BANK+/-                                                  4.24         07/26/2006           250,021

TOTAL CORPORATE BONDS & NOTES (COST $750,021)                                                                            750,021
                                                                                                                  --------------

EXTENDABLE BONDS - 9.48%
  1,000,000  BANK OF IRELAND SERIES XMTN+/-++                                          5.24         06/20/2007         1,000,000
    500,000  DNB NORSKE BANK ASA+/-++                                                  5.31         06/25/2007           500,000
  1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   5.25         07/09/2007         1,000,000
  1,000,000  NORDEA BANK AB+/-++                                                       5.15         07/11/2007         1,000,000

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
EXTENDABLE BONDS (CONTINUED)
$ 1,000,000  NORTHERN ROCK PLC SERIES MTN+/-++                                         5.35%        07/09/2007    $    1,000,000
    500,000  PREMIUM ASSET TRUST+/-++                                                  5.24         03/15/2007           500,000

TOTAL EXTENDABLE BONDS (COST $5,000,000)                                                                               5,000,000
                                                                                                                  --------------

MEDIUM TERM NOTES - 11.00%
    500,000  ASIF GLOBAL FINANCING+/-++                                                5.17         05/03/2007           500,258
    600,000  BANK OF AMERICA SECURITIES+/-SS.                                          5.38         09/09/2034           600,000
    300,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                                 5.43         09/09/2049           300,000
    500,000  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.23         12/20/2006           499,951
    500,000  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                           5.28         10/27/2006           500,274
    500,000  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.13         05/15/2007           499,933
  1,000,000  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.34         09/29/2006         1,000,000
    900,000  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006           900,446
    500,000  SEDNA FINANCE INCORPORATED+/-++                                           5.18         05/30/2007           499,953
    500,000  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.17         05/24/2007           499,956

TOTAL MEDIUM TERM NOTES (COST $5,800,771)                                                                              5,800,771
                                                                                                                  --------------

MUNICIPAL BONDS & NOTES - 0.95%
    500,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
             (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                      5.40         11/01/2028           500,000

TOTAL MUNICIPAL BONDS & NOTES (COST $500,000)                                                                            500,000
                                                                                                                  --------------

PROMISSORY NOTES - 2.84%
  1,500,000  CITIGROUP GLOBAL+/-SS.                                                    5.38         09/09/2049         1,500,000

TOTAL PROMISSORY NOTES (COST $1,500,000)                                                                               1,500,000
                                                                                                                  --------------

REPURCHASE AGREEMENTS - 21.22%
  4,196,327  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $4,198,173)                                    5.28         07/03/2006         4,196,327
  1,000,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY
             US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,442)                      5.30         07/03/2006         1,000,000
  1,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $1,000,438)                                    5.25         07/03/2006         1,000,000
  1,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $1,000,443)                                    5.31         07/03/2006         1,000,000
  2,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $2,000,880)                                    5.28         07/03/2006         2,000,000
  1,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
             US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,442)                      5.30         07/03/2006         1,000,000
  1,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY
             US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,446)                      5.35         07/03/2006         1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $11,196,327)                                                                        11,196,327
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TIME DEPOSITS - 12.32%
$ 1,000,000  ABBEY NATIONAL FRANCE                                                     5.26%        07/05/2006    $    1,000,000
  1,000,000  ING BANK NV AMSTERDAM                                                     5.28         07/03/2006         1,000,000
  1,000,000  IXIS CORPORATION & INVESTMENT BANK                                        5.26         07/05/2006         1,000,000
  1,000,000  KBC BANK NV BRUSSELS                                                      5.32         07/03/2006         1,000,000
  1,000,000  ROYAL BANK OF SCOTLAND PLC                                                5.28         07/03/2006         1,000,000
    500,000  SOCIETE GENERALE CANADA                                                   5.29         07/07/2006           500,000
  1,000,000  SOCIETE GENERALE CAYMAN                                                   5.28         07/03/2006         1,000,000

TOTAL TIME DEPOSITS (COST $6,500,000)                                                                                  6,500,000
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $52,685,737)*                          99.87%                                                               $   52,685,737
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET             0.13                                                                        68,196
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $   52,753,933
                                            ======                                                                ==============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 88.37%

APPAREL & ACCESSORY STORES - 3.92%
    735,000  GAP INCORPORATED                                                                                     $   12,789,000
    400,000  NORDSTROM INCORPORATED                                                                                   14,600,000
    505,000  URBAN OUTFITTERS INCORPORATED+                                                                            8,832,450

                                                                                                                      36,221,450
                                                                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.53%
    658,153  AUTONATION INCORPORATED+<<                                                                               14,110,800
                                                                                                                  --------------

BUSINESS SERVICES - 12.56%
    800,000  CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                   13,720,000
  1,155,000  CNET NETWORKS INCORPORATED+                                                                               9,216,900
     72,200  COMPUTER SCIENCES CORPORATION+                                                                            3,497,368
    110,000  ELECTRONIC ARTS INCORPORATED+<<                                                                           4,734,400
    395,000  HYPERION SOLUTIONS CORPORATION+                                                                          10,902,000
    555,000  IMS HEALTH INCORPORATED<<                                                                                14,901,750
  1,420,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                             11,857,000
    127,000  OMNICOM GROUP INCORPORATED                                                                               11,314,430
    770,000  RED HAT INCORPORATED+#                                                                                   18,018,000
    765,000  UNISYS CORPORATION+#                                                                                      4,804,200
    560,000  VERISIGN INCORPORATED+<<                                                                                 12,975,200

                                                                                                                     115,941,248
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 4.64%
    286,400  ALBERTO-CULVER COMPANY CLASS B                                                                           13,953,408
    545,000  PDL BIOPHARMA INCORPORATED+                                                                              10,033,450
    350,000  PRAXAIR INCORPORATED                                                                                     18,900,000

                                                                                                                      42,886,858
                                                                                                                  --------------

COMMUNICATIONS - 5.92%
    645,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                              13,835,250
    478,000  COMCAST CORPORATION CLASS A+<<                                                                           15,668,840
     67,850  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       5,683,795
    339,250  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   5,855,455
    330,000  TELEPHONE & DATA SYSTEMS INCORPORATED                                                                    13,662,000

                                                                                                                      54,705,340
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 3.93%
    320,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                    10,304,000
    305,000  FIFTH THIRD BANCORP                                                                                      11,269,750
    290,000  TORONTO-DOMINION BANK                                                                                    14,724,716

                                                                                                                      36,298,466
                                                                                                                  --------------

EATING & DRINKING PLACES - 1.06%
    270,000  BRINKER INTERNATIONAL INCORPORATED                                                                        9,801,000
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.63%
    595,000  NISOURCE INCORPORATED                                                                                    12,994,800
    315,000  WASTE MANAGEMENT INCORPORATED                                                                            11,302,200

                                                                                                                      24,297,000
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.69%
  2,900,000  ARM HOLDINGS PLC                                                                                     $    6,073,284
  1,190,000  CELESTICA INCORPORATED+                                                                                  11,352,600
    162,200  MICROCHIP TECHNOLOGY INCORPORATED                                                                         5,441,810
    705,000  MICRON TECHNOLOGY INCORPORATED+                                                                          10,617,300
    520,000  MOLEX INCORPORATED CLASS A                                                                               14,939,600
  1,487,600  SANMINA-SCI CORPORATION+#                                                                                 6,842,960
    411,600  VISHAY INTERTECHNOLOGY INCORPORATED+#                                                                     6,474,468

                                                                                                                      61,742,022
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.46%
    475,000  ACCENTURE LIMITED CLASS A<<                                                                              13,452,000
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.44%
    150,000  FORTUNE BRANDS INCORPORATED                                                                              10,651,500
    250,200  ILLINOIS TOOL WORKS INCORPORATED                                                                         11,884,500

                                                                                                                      22,536,000
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 0.63%
    285,000  COCA-COLA ENTERPRISES INCORPORATED                                                                        5,805,450
                                                                                                                  --------------

FORESTRY - 1.25%
    185,000  WEYERHAEUSER COMPANY                                                                                     11,516,250
                                                                                                                  --------------

GENERAL MERCHANDISE STORES - 2.83%
    250,000  TARGET CORPORATION                                                                                       12,217,500
    610,000  TJX COMPANIES INCORPORATED<<                                                                             13,944,600

                                                                                                                      26,162,100
                                                                                                                  --------------

HEALTH SERVICES - 2.52%
    595,000  HEALTH MANAGEMENT ASSOCIATES INCORPORATED CLASS A<<                                                      11,727,450
    305,000  LINCARE HOLDINGS INCORPORATED+<<                                                                         11,541,200

                                                                                                                      23,268,650
                                                                                                                  --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.26%
    350,000  BED BATH & BEYOND INCORPORATED+<<                                                                        11,609,500
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.22%
    260,000  AMERICAN STANDARD COMPANIES INCORPORATED                                                                 11,250,200
                                                                                                                  --------------

INSURANCE CARRIERS - 6.39%
    230,000  ACE LIMITED                                                                                              11,635,700
    160,000  AMBAC FINANCIAL GROUP INCORPORATED                                                                       12,976,000
    181,000  MGIC INVESTMENT CORPORATION                                                                              11,765,000
    252,000  RENAISSANCERE HOLDINGS LIMITED                                                                           12,211,920
    170,000  XL CAPITAL LIMITED CLASS A                                                                               10,421,000

                                                                                                                      59,009,620
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.59%
    330,000  WATERS CORPORATION+                                                                                      14,652,000
                                                                                                                  --------------

METAL MINING - 0.94%
    157,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       8,699,370
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MISCELLANEOUS RETAIL - 1.49%
    565,000  STAPLES INCORPORATED                                                                                 $   13,740,800
                                                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.83%
    680,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                16,938,800
                                                                                                                  --------------

OIL & GAS EXTRACTION - 8.47%
    281,700  ENSCO INTERNATIONAL INCORPORATED<<                                                                       12,963,834
    300,000  GLOBALSANTAFE CORPORATION                                                                                17,325,000
    210,000  TRANSOCEAN INCORPORATED+                                                                                 16,867,200
    626,000  WEATHERFORD INTERNATIONAL LIMITED+                                                                       31,062,120

                                                                                                                      78,218,154
                                                                                                                  --------------

PERSONAL SERVICES - 1.13%
    293,400  REGIS CORPORATION                                                                                        10,447,974
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.69%
     95,000  ASHLAND INCORPORATED                                                                                      6,336,500
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.53%
    283,000  E.W. SCRIPPS COMPANY CLASS A                                                                             12,208,620
    345,000  TRIBUNE COMPANY<<                                                                                        11,188,350

                                                                                                                      23,396,970
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.49%
     45,000  LEGG MASON INCORPORATED                                                                                   4,478,400
                                                                                                                  --------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.29%
    590,000  ASML HOLDING NV NEW YORK REGISTERED SHARES+                                                              11,929,800
                                                                                                                  --------------

TEXTILE MILL PRODUCTS - 1.20%
    158,000  MOHAWK INDUSTRIES INCORPORATED+                                                                          11,115,300
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 1.31%
    168,000  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                 12,090,960
                                                                                                                  --------------

TRANSPORTATION SERVICES - 1.08%
    669,000  EXPEDIA INCORPORATED+                                                                                    10,014,930
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.45%
    165,000  NIKE INCORPORATED CLASS B                                                                                13,365,000
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $684,417,630)                                                                              816,038,912
                                                                                                                  --------------

                                                                                                   MATURITY DATE

EXCHANGEABLE NOTES - 1.63%
     17,800  ELECTRONIC ARTS INCORPORATED +                                                         10/20/2006           760,469
     92,000  ELECTRONIC ARTS INCORPORATED +                                                         11/10/2006         3,928,216
    650,000  JUNIPER NETWORK INCORPORATED + ++                                                      10/10/2006        10,328,500

TOTAL EXCHANGEABLE NOTES (COST $18,514,139)                                                                           15,017,185
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES - 3.36%

STOCK FUNDS - 3.36%
     80,000  ISHARES NASDAQ BIOTECH INDEX FUND                                                                         5,776,000
    205,000  ISHARES S&P SMALLCAP 600 INDEX FUND                                                                      12,687,450
     90,000  MIDCAP SPDR TRUST SERIES 1                                                                               12,549,600

                                                                                                                      31,013,050
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $23,533,719)                                                                         31,013,050
                                                                                                                  --------------

PREFERRED STOCKS - 1.23%
  1,000,000  ACTIVISION INCORPORATED+                                                                             $   11,380,000

TOTAL PREFERRED STOCKS (COST $13,319,069)                                                                             11,380,000
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE

US TREASURY SECURITIES - 0.05%

US TREASURY BILLS - 0.05%
$   150,000  US TREASURY BILL^                                                         4.70%        08/24/2006           148,984
    175,000  US TREASURY BILL^                                                         4.76         09/14/2006           173,318
    135,000  US TREASURY BILL^                                                         4.78         09/14/2006           133,703

                                                                                                                         456,005
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $455,987)                                                                             456,005
                                                                                                                  --------------

CONTRACTS                                                                          STRIKE PRICE   EXPIRATION DATE

OPTIONS - 0.30%
        900  RED HAT INCORPORATED PUT+                                               $ 30.00        12/16/2006           657,000
      1,100  RED HAT INCORPORATED PUT+                                                 35.00        09/16/2006         1,265,000
      6,620  UNISYS CORPORATION PUT+                                                    7.50        07/25/2006           794,400
      4,116  VISHAY INTERTECHNOLOGY INCORPORATED PUT+                                  15.00        07/25/2006            61,740

TOTAL OPTIONS (PREMIUMS PAID $2,274,719)                                                                               2,778,140
                                                                                                                  --------------

SHARES

RIGHTS - 0.00%
    230,000  SEAGATE TECHNOLOGY RIGHTS(A)                                                                                      0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 8.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.44%
  1,205,049  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,205,049
  2,837,585  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           2,837,585

                                                                                                                       4,042,634
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 7.71%
$   124,217  ALLIANCE & LEICESTER PLC                                                  5.55%        10/25/2006           122,097
    254,080  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007           254,200
    301,876  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.28         07/07/2006           301,697
    705,778  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.27         12/22/2006           705,778
    705,778  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         10/20/2006           705,778

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   423,467  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11%        08/04/2006    $      423,476
  1,411,557  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         11/03/2006         1,411,557
    705,778  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007           705,757
    549,604  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2006           546,768
  2,992,500  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006         2,979,363
    705,778  BANCO SANTANDER TOTTA LN+/-++                                             5.28         07/16/2007           705,778
    705,778  BANK OF AMERICA NA+/-                                                     5.36         06/19/2007           705,673
     84,693  BEAR STEARNS COMPANY+/-                                                   5.18         08/05/2006            84,693
    846,934  BEAR STEARNS COMPANY+/-                                                   5.37         10/04/2006           846,934
 12,698,070  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $12,703,742)                                              5.36         07/03/2006        12,698,070
  2,469,942  BUCKINGHAM CDO II LLC++                                                   5.33         07/21/2006         2,463,421
  1,411,557  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006         1,407,209
    168,455  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006           168,010
    156,259  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/05/2006           156,214
    141,156  CAIRN HIGH GRADE FUNDING I LLC                                            5.36         07/11/2006           140,991
    846,934  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006           846,909
    336,007  CEDAR SPRINGS CAPITAL COMPANY++                                           5.17         08/14/2006           333,927
    640,056  CEDAR SPRINGS CAPITAL COMPANY                                             5.32         07/17/2006           638,744
  1,020,499  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006         1,013,080
     59,624  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                5.08         07/21/2006            59,467
  1,806,793  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007         1,806,793
    818,703  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006           815,707
    762,241  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/14/2006           761,013
  1,334,486  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.37         07/20/2006         1,331,163
    708,602  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/26/2006           706,214
    705,778  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.13         11/15/2006           705,651
  1,411,557  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.31         06/25/2007         1,411,557
     71,312  DEER VALLEY FUNDING LLC++                                                 5.30         07/17/2006            71,166
  2,477,452  DEER VALLEY FUNDING LLC                                                   5.37         08/07/2006         2,464,668
    408,674  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006           407,239
    688,998  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $689,302)                                                 5.30         07/03/2006           688,998
     28,231  DORADA FINANCE                                                            5.24         07/31/2006            28,115
  1,411,557  EUREKA SECURITIZATION INCORPORATED++                                      5.28         08/10/2006         1,403,652
    705,778  FCAR OWNER TRUST SERIES II                                                5.32         08/08/2006           702,031
  5,646,227  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $5,648,749)                                               5.36         07/03/2006         5,646,227
    989,501  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         08/14/2006           983,376
    100,813  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.42         08/21/2006           100,081
     62,109  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.58         10/27/2006            61,030
    633,676  FOX TROT CDO LIMITED                                                      5.35         07/31/2006           631,078
    871,721  GEORGE STREET FINANCE LLC                                                 5.32         07/25/2006           868,914
     84,693  GRAMPIAN FUNDING LLC++                                                    5.30         10/02/2006            83,540
     56,462  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007            56,479

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    98,809  HBOS TREASURY SERVICES PLC+/-++                                           5.12%        01/12/2007    $       98,895
    395,942  HSBC BANK USA SERIES BKN1+/-                                              5.34         12/14/2006           395,926
    130,569  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006           130,573
    423,467  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007           422,993
     55,954  KLIO III FUNDING CORPORATION++                                            5.29         09/01/2006            55,456
  1,129,245  LEGACY CAPITAL LLC SERIES A++                                             5.31         07/19/2006         1,126,592
  2,074,988  LEXINGTON PARKER CAPITAL CORPORATION                                      5.33         08/14/2006         2,062,144
     56,462  LINKS FINANCE LLC SERIES MTN1+/-++                                        5.13         09/12/2006            56,462
    423,467  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006           423,467
    649,316  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006           649,316
    156,683  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006           156,683
    169,387  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.15         02/20/2007           169,405
    282,311  MBIA GLOBAL FUNDING LLC+/-++                                              5.27         02/20/2007           282,311
  1,418,615  MERRILL LYNCH & COMPANY SERIES MTN+/-                                     5.28         10/27/2006         1,419,083
    124,217  MORGAN STANLEY+/-                                                         5.22         11/09/2006           124,220
    168,540  MORGAN STANLEY+/-                                                         5.35         11/24/2006           168,587
    846,934  MORGAN STANLEY+/-                                                         5.38         10/10/2006           846,934
    130,569  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010           130,596
  1,411,557  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006         1,405,769
     28,231  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006            28,228
    155,271  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006           155,340
     42,347  NORDEA NORTH AMERICA INCORPORATED                                         5.41         08/18/2006            42,058
  1,411,557  NORTHERN ROCK PLC+/-++                                                    5.13         02/05/2007         1,411,627
    812,549  OLD LINE FUNDING LLC++                                                    5.17         07/05/2006           812,313
    150,105  PERRY GLOBAL FUNDING LLC SERIES A                                         5.24         08/09/2006           149,285
    114,195  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006           114,215
    532,072  REGENCY MARKETS # 1 LLC++                                                 5.01         07/20/2006           530,747
    307,691  REGENCY MARKETS # 1 LLC++                                                 5.30         08/15/2006           305,740
    564,623  SLM CORPORATION+/-++                                                      5.17         05/04/2007           564,628
    141,156  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                                   5.01         07/18/2006           140,845
    326,437  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006           326,518
    163,204  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007           163,201
    705,778  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++                    5.21         06/15/2007           705,644
    705,778  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007           705,793
  1,072,783  US BANK NA SERIES BKNT+/-                                                 5.13         07/28/2006         1,072,526
    623,908  VERSAILLES CDS LLC++                                                      5.17         07/06/2006           623,634
    141,156  VERSAILLES CDS LLC++                                                      5.31         07/17/2006           140,866
    238,468  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)           5.33         07/07/2006           238,328
    705,778  WHITE PINE FINANCE+/-++                                                   5.15         07/17/2006           705,778

                                                                                                                      71,223,009
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $75,265,643)                                                            75,265,643
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 4.62%
 42,660,451  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                           $   42,660,451

TOTAL SHORT-TERM INVESTMENTS (COST $42,660,451)                                                                       42,660,451
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $860,441,357)*                        107.71%                                                               $  994,609,386
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET            (7.71)                                                                  (71,170,955)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  923,438,431
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $42,660,451.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                          STRIKE PRICE   EXPIRATION DATE
WRITTEN OPTIONS - (0.05%)
      (900)  RED HAT INCORPORATED CALL+                                              $ 30.00        12/16/2006           (63,000)
    (1,100)  RED HAT INCORPORATED CALL+                                                35.00        09/16/2006            (5,500)
    (4,758)  SANMINA-SCI CORPORATION CALL+                                              5.00        07/22/2006           (23,790)
    (6,620)  UNISYS CORPORATION CALL+                                                   7.50        07/25/2006           (33,100)
    (4,116)  VISHAY INTERTECHNOLOGY INCORPORATED CALL+                                 15.00        07/25/2006          (370,440)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(1,052,148))                                                                  (495,830)
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.38%

AMUSEMENT & RECREATION SERVICES - 1.58%
     55,500  PINNACLE ENTERTAINMENT INCORPORATED+                                                                 $    1,701,075
     89,950  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                          1,097,390

                                                                                                                       2,798,465
                                                                                                                  --------------

APPAREL & ACCESSORY STORES - 0.53%
     92,800  CASUAL MALE RETAIL GROUP INCORPORATED+<<                                                                    932,640
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.68%
     29,000  GUESS? INCORPORATED+                                                                                      1,210,750
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.82%
    112,391  WRIGHT EXPRESS CORPORATION+                                                                               3,230,117
                                                                                                                  --------------

BUSINESS SERVICES - 25.73%
     78,151  COGENT INCORPORATED+<<                                                                                    1,177,736
     75,200  EPICOR SOFTWARE CORPORATION+                                                                                791,856
     18,700  F5 NETWORKS INCORPORATED+                                                                                 1,000,076
     54,674  GEVITY HR INCORPORATED<<                                                                                  1,451,595
    164,800  GLOBAL CASH ACCESS INCORPORATED+                                                                          2,575,824
     95,471  HYPERCOM CORPORATION+                                                                                       892,654
     47,700  INFOSPACE INCORPORATED+                                                                                   1,081,359
          7  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                                   58
    119,400  LABOR READY INCORPORATED+                                                                                 2,704,410
     90,532  MARCHEX INCORPORATED CLASS B+<<                                                                           1,487,441
          1  NETIQ CORPORATION+                                                                                               12
     45,159  OPEN SOLUTIONS INCORPORATED+<<                                                                            1,201,681
    111,787  PEOPLESUPPORT INCORPORATED+                                                                               1,504,653
    289,998  QUEST SOFTWARE INCORPORATED+<<                                                                            4,071,572
    380,798  SECURE COMPUTING CORPORATION+                                                                             3,274,863
    109,281  SI INTERNATIONAL INCORPORATED+                                                                            3,350,555
    305,300  SKILLSOFT PLC ADR+                                                                                        1,868,436
    119,971  TALEO CORPORATION CLASS A+                                                                                1,414,458
    122,000  TELETECH HOLDINGS INCORPORATED+                                                                           1,544,520
     75,400  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                      3,143,426
    362,228  VALUECLICK INCORPORATED+<<                                                                                5,560,200
    154,214  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                      5,480,765

                                                                                                                      45,578,150
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 6.55%
     28,248  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+                                                              1,260,426
    150,053  ALKERMES INCORPORATED+<<                                                                                  2,839,003
     37,500  CONOR MEDSYSTEMS INCORPORATED+<<                                                                          1,034,625
      5,500  CUBIST PHARMACEUTICALS INCORPORATED                                                                         138,490
    112,252  ONYX PHARMACEUTICALS INCORPORATED+<<                                                                      1,889,201
     60,600  PAREXEL INTERNATIONAL CORPORATION+                                                                        1,748,310
    115,768  SCIELE PHARMA INCORPORATED+<<                                                                             2,684,660

                                                                                                                      11,594,715
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMUNICATIONS - 2.33%
     68,100  CBEYOND COMMUNICATIONS INCORPORATED+<<                                                               $    1,485,261
     78,450  NEUSTAR INCORPORATED CLASS A+                                                                             2,647,687

                                                                                                                       4,132,948
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 0.55%
     30,550  FIDELITY BANKSHARES INCORPORATED                                                                            972,101
                                                                                                                  --------------

EATING & DRINKING PLACES - 0.89%
     57,115  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                    1,569,520
                                                                                                                  --------------

EDUCATIONAL SERVICES - 1.87%
     42,067  LAUREATE EDUCATION INCORPORATED+                                                                          1,793,316
     15,700  STRAYER EDUCATION INCORPORATED                                                                            1,524,784

                                                                                                                       3,318,100
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.30%
     43,150  HOUSTON WIRE & CABLE COMPANY+                                                                               742,180
    220,600  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                3,128,108
    107,400  MICROSEMI CORPORATION+                                                                                    2,618,412
    430,747  NMS COMMUNICATIONS CORPORATION+                                                                           1,559,304
    100,555  UNIVERSAL DISPLAY CORPORATION+<<                                                                          1,338,387

                                                                                                                       9,386,391
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 8.93%
     43,806  ADVISORY BOARD COMPANY+                                                                                   2,106,631
    100,600  CV THERAPEUTICS INCORPORATED+<<                                                                           1,405,382
     36,400  GEN-PROBE INCORPORATED+                                                                                   1,964,872
     44,569  HURON CONSULTING GROUP INCORPORATED+                                                                      1,563,926
    154,090  NAVIGANT CONSULTING INCORPORATED+                                                                         3,490,139
    211,475  RESOURCES CONNECTION INCORPORATED+<<                                                                      5,291,104

                                                                                                                      15,822,054
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.60%
     60,600  MUELLER WATER PRODUCTS INCORPORATED+<<                                                                    1,055,046
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 0.87%
    106,811  SENOMYX INCORPORATED+                                                                                     1,541,283
                                                                                                                  --------------

FURNITURE & FIXTURES - 0.64%
     51,700  WILLIAMS SCOTSMAN INTERNATIONAL INCORPORATED+                                                             1,129,128
                                                                                                                  --------------

HEALTH SERVICES - 3.38%
    102,461  INVENTIV HEALTH INCORPORATED+                                                                             2,948,828
    120,900  NEKTAR THERAPEUTICS+<<                                                                                    2,217,306
     47,100  ODYSSEY HEALTHCARE INCORPORATED+                                                                            827,547

                                                                                                                       5,993,681
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.44%
     60,777  GAYLORD ENTERTAINMENT COMPANY+                                                                            2,652,308
     83,000  GREAT WOLF RESORTS INCORPORATED+                                                                            996,830
     84,919  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                     3,298,254
     83,150  RED LION HOTELS CORPORATION+                                                                                910,493

                                                                                                                       7,857,885
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.86%
     23,105  ACTUANT CORPORATION CLASS A<<                                                                        $    1,154,095
     38,816  GAMESTOP CORPORATION CLASS A+<<                                                                           1,630,272
    129,790  GARDNER DENVER INCORPORATED+                                                                              4,996,915
     45,800  JLG INDUSTRIES INCORPORATED<<                                                                             1,030,500
     42,100  KAYDON CORPORATION<<                                                                                      1,570,751

                                                                                                                      10,382,533
                                                                                                                  --------------

INSURANCE CARRIERS - 0.69%
     28,045  THE NAVIGATORS GROUP INCORPORATED+                                                                        1,228,932
                                                                                                                  --------------

LEGAL SERVICES - 0.78%
     51,500  FTI CONSULTING INCORPORATED+                                                                              1,378,655
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.63%
     69,900  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                         1,163,835
     55,332  DJ ORTHOPEDICS INCORPORATED+                                                                              2,037,878
     22,600  HAEMONETICS CORPORATION+                                                                                  1,051,126
    161,417  IXIA+                                                                                                     1,452,753
     67,600  KYPHON INCORPORATED+<<                                                                                    2,593,136
     45,953  NORTHSTAR NEUROSCIENCE INCORPORATED+<<                                                                      476,992
     29,000  VARIAN INCORPORATED+                                                                                      1,203,790

                                                                                                                       9,979,510
                                                                                                                  --------------

MEMBERSHIP ORGANIZATIONS - 2.39%
     50,800  HORNBECK OFFSHORE+                                                                                        1,804,416
     69,221  TRAMMELL CROW COMPANY+                                                                                    2,434,503

                                                                                                                       4,238,919
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.15%
     49,800  ACCO BRANDS CORPORATION+                                                                                  1,090,620
    149,045  IDENTIX INCORPORATED+                                                                                     1,041,825
     51,095  SHUFFLE MASTER INCORPORATED+<<                                                                            1,674,894

                                                                                                                       3,807,339
                                                                                                                  --------------

MISCELLANEOUS REPAIR SERVICES - 0.66%
    112,000  DYNCORP INTERNATIONAL INCORPORATED+<<                                                                     1,162,560
                                                                                                                  --------------

MISCELLANEOUS RETAIL - 1.45%
     86,130  PRICELINE.COM INCORPORATED+<<                                                                             2,571,842
                                                                                                                  --------------

OIL & GAS EXTRACTION - 3.73%
     40,525  COMSTOCK RESOURCES INCORPORATED+                                                                          1,210,077
     71,373  GOODRICH PETROLEUM CORPORATION+<<                                                                         2,026,279
     59,200  KCS ENERGY INCORPORATED+                                                                                  1,758,240
     53,000  TETRA TECH INCORPORATED+                                                                                  1,605,370

                                                                                                                       6,599,966
                                                                                                                  --------------

PERSONAL SERVICES - 0.89%
     50,400  JACKSON HEWITT TAX SERVICE INCORPORATED                                                                   1,580,040
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.18%
     78,129  VISTAPRINT LIMITED+                                                                                       2,089,169
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.58%
     27,700  GFI GROUP INCORPORATED+                                                                              $    1,494,415
     55,650  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                       1,297,201

                                                                                                                       2,791,616
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 0.58%
     58,050  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                                   1,029,226
                                                                                                                  --------------

TRANSPORTATION SERVICES - 1.07%
     77,380  HUB GROUP INCORPORATED CLASS A+                                                                           1,898,131
                                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 4.05%
    107,400  BARNES GROUP INCORPORATED<<                                                                               2,142,630
     91,500  INTERLINE BRANDS INCORPORATED+                                                                            2,139,270
    163,658  PSS WORLD MEDICAL INCORPORATED+                                                                           2,888,564
                                                                                                                       7,170,464
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $163,951,010)                                                                              176,031,876
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 27.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.46%
    769,872  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      769,872
  1,812,854  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           1,812,854

                                                                                                                       2,582,726
                                                                                                                  --------------
PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 25.69%
$    79,359  ALLIANCE & LEICESTER PLC                                                  5.55%        10/25/2006            78,004
    162,325  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007           162,401
    192,860  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.28         07/07/2006           192,746
    450,902  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.27         12/22/2006           450,902
    450,902  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         10/20/2006           450,902
    270,541  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         08/04/2006           270,547
    901,804  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.11         11/03/2006           901,804
    450,902  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007           450,889
    351,127  ATOMIUM FUNDING CORPORATION++                                             5.28         08/07/2006           349,315
  1,911,825  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006         1,903,432
    450,902  BANCO SANTANDER TOTTA LN+/-++                                             5.28         07/16/2007           450,902
    450,902  BANK OF AMERICA NA+/-                                                     5.36         06/19/2007           450,835
     54,108  BEAR STEARNS COMPANY+/-                                                   5.18         08/05/2006            54,108
    541,083  BEAR STEARNS COMPANY+/-                                                   5.37         10/04/2006           541,083
  8,112,443  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $8,116,067)                                               5.36         07/03/2006         8,112,443
  1,577,977  BUCKINGHAM CDO II LLC++                                                   5.33         07/21/2006         1,573,811
    901,804  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006           899,027
    107,621  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006           107,337
     99,830  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/05/2006            99,801
     90,180  CAIRN HIGH GRADE FUNDING I LLC                                            5.36         07/11/2006            90,075
    541,083  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006           541,066
    214,665  CEDAR SPRINGS CAPITAL COMPANY++                                           5.17         08/14/2006           213,337
    408,914  CEDAR SPRINGS CAPITAL COMPANY                                             5.32         07/17/2006           408,076

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   651,968  CEDAR SPRINGS CAPITAL COMPANY                                             5.38%        08/21/2006    $      647,229
     38,092  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                                5.08         07/21/2006            37,992
  1,154,310  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007         1,154,310
    523,046  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006           521,132
    486,974  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/14/2006           486,190
    852,566  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.37         07/20/2006           850,443
    452,706  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.37         07/26/2006           451,180
    450,902  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.13         11/15/2006           450,821
    901,804  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.31         06/25/2007           901,804
     45,559  DEER VALLEY FUNDING LLC++                                                 5.30         07/17/2006            45,466
  1,582,775  DEER VALLEY FUNDING LLC                                                   5.37         08/07/2006         1,574,608
    261,090  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006           260,174
    440,181  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $440,375)                                                 5.30         07/03/2006           440,181
     18,036  DORADA FINANCE                                                            5.24         07/31/2006            17,962
    901,804  EUREKA SECURITIZATION INCORPORATED++                                      5.28         08/10/2006           896,754
    450,902  FCAR OWNER TRUST SERIES II                                                5.32         08/08/2006           448,508
  3,607,217  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $3,608,828)                                               5.36         07/03/2006         3,607,217
    632,165  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         08/14/2006           628,252
     64,407  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.42         08/21/2006            63,939
     39,679  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.58         10/27/2006            38,990
    404,838  FOX TROT CDO LIMITED                                                      5.35         07/31/2006           403,178
    556,918  GEORGE STREET FINANCE LLC                                                 5.32         07/25/2006           555,125
     54,108  GRAMPIAN FUNDING LLC++                                                    5.30         10/02/2006            53,371
     36,072  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007            36,083
     63,126  HBOS TREASURY SERVICES PLC+/-++                                           5.12         01/12/2007            63,181
    252,956  HSBC BANK USA SERIES BKN1+/-                                              5.34         12/14/2006           252,946
     83,417  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006            83,419
    270,541  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007           270,238
     35,748  KLIO III FUNDING CORPORATION++                                            5.29         09/01/2006            35,429
    721,443  LEGACY CAPITAL LLC SERIES A++                                             5.31         07/19/2006           719,748
  1,325,652  LEXINGTON PARKER CAPITAL CORPORATION                                      5.33         08/14/2006         1,317,447
     36,072  LINKS FINANCE LLC SERIES MTN1+/-++                                        5.13         09/12/2006            36,072
    270,541  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006           270,541
    414,830  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006           414,830
    100,100  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006           100,100
    108,217  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.15         02/20/2007           108,228
    180,361  MBIA GLOBAL FUNDING LLC+/-++                                              5.27         02/20/2007           180,361
    906,313  MERRILL LYNCH & COMPANY SERIES MTN+/-                                     5.28         10/27/2006           906,612
     79,359  MORGAN STANLEY+/-                                                         5.22         11/09/2006            79,360
    107,675  MORGAN STANLEY+/-                                                         5.35         11/24/2006           107,706
    541,083  MORGAN STANLEY+/-                                                         5.38         10/10/2006           541,083
     83,417  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010            83,434
    901,804  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006           898,107
     18,036  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006            18,034
     99,198  NATIONWIDE BUILDING SOCIETY+/-++                                          5.42         12/11/2006            99,242
     27,054  NORDEA NORTH AMERICA INCORPORATED                                         5.41         08/18/2006            26,870

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   901,804  NORTHERN ROCK PLC+/-++                                                    5.13%        02/05/2007    $      901,849
    519,115  OLD LINE FUNDING LLC++                                                    5.17         07/05/2006           518,964
     95,898  PERRY GLOBAL FUNDING LLC SERIES A                                         5.24         08/09/2006            95,374
     72,956  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006            72,969
    339,926  REGENCY MARKETS # 1 LLC++                                                 5.01         07/20/2006           339,080
    196,575  REGENCY MARKETS # 1 LLC++                                                 5.30         08/15/2006           195,329
    360,722  SLM CORPORATION+/-++                                                      5.17         05/04/2007           360,725
     90,180  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                                   5.01         07/18/2006            89,982
    208,551  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006           208,603
    104,267  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007           104,265
    450,902  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES EXL+/-++                    5.21         06/15/2007           450,817
    450,902  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007           450,911
    685,371  US BANK NA SERIES BKNT+/-                                                 5.13         07/28/2006           685,207
    398,598  VERSAILLES CDS LLC++                                                      5.17         07/06/2006           398,422
     90,180  VERSAILLES CDS LLC++                                                      5.31         07/17/2006            89,996
    152,351  WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE FINANCE)           5.33         07/07/2006           152,261
    450,902  WHITE PINE FINANCE+/-++                                                   5.15         07/17/2006           450,902

                                                                                                                      45,502,396
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $48,085,122)                                                            48,085,122
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 0.23%
   407,751  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                                   407,751

TOTAL SHORT-TERM INVESTMENTS (COST $407,751)                                                                             407,751
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $212,443,883)*                        126.76%                                                               $  224,524,749
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET           (26.76)                                                                  (47,392,469)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  177,132,280
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $407,751.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.36%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.20%
      1,560  LITHIA MOTORS INCORPORATED CLASS A                                                                   $       47,299
                                                                                                                  --------------

BUSINESS SERVICES - 9.14%
     54,645  3COM CORPORATION+                                                                                           279,782
     13,250  ABM INDUSTRIES INCORPORATED                                                                                 226,575
     35,910  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                      219,051
     45,625  HILL INTERNATIONAL INCORPORATED+                                                                            243,866
      6,485  IMS HEALTH INCORPORATED                                                                                     174,122
      9,625  KFORCE INCORPORATED+                                                                                        149,091
     14,335  KFX INCORPORATED+                                                                                           219,039
     22,260  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                                     129,108
      4,845  MONEYGRAM INTERNATIONAL INCORPORATED                                                                        164,488
     38,355  SUN MICROSYSTEMS INCORPORATED+                                                                              159,173
     16,503  VIGNETTE CORPORATION+                                                                                       240,614

                                                                                                                       2,204,909
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 3.21%
        150  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                              5,835
      6,000  NOVEN PHARMACEUTICALS INCORPORATED+#                                                                        107,400
     21,645  ORASURE TECHNOLOGIES INCORPORATED+                                                                          206,061
     13,655  POLYONE CORPORATION+                                                                                        119,891
     16,555  REVLON INCORPORATED CLASS A+                                                                                 20,859
      6,145  RPM INTERNATIONAL INCORPORATED                                                                              110,610
     50,130  WELLMAN INCORPORATED                                                                                        202,525

                                                                                                                         773,181
                                                                                                                  --------------

COMMUNICATIONS - 3.70%
      4,165  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                      44,403
     50,555  CINCINNATI BELL INCORPORATED+                                                                               207,275
     87,910  COASTAL CONTACTS INCORPORATED+                                                                              110,252
     27,870  GRUPO RADIO CENTRO SA DE CV ADR+                                                                            173,909
     26,720  LIGHTBRIDGE INCORPORATED+                                                                                   346,024
        190  UNITED STATES CELLULAR CORPORATION+                                                                          11,514

                                                                                                                         893,377
                                                                                                                  --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 2.06%
      6,760  CHICAGO BRIDGE & IRON COMPANY NV                                                                            163,254
     14,335  COMFORT SYSTEMS USA INCORPORATED                                                                            204,847
     11,195  MATRIX SERVICE COMPANY+                                                                                     128,071

                                                                                                                         496,172
                                                                                                                  --------------

CONSUMER SERVICES - 0.90%
     17,575  EMDEON CORPORATION+                                                                                         218,106
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS - 2.07%
      3,182  COMMUNITY BANCORP+                                                                                   $       98,897
     14,635  FIRST SECURITY GROUP INCORPORATED                                                                           169,766
      5,355  MIDWEST BANC HOLDINGS INCORPORATED                                                                          119,149
      9,629  PACIFIC PREMIER BANCORP INCORPORATED+                                                                       110,733

                                                                                                                         498,545
                                                                                                                  --------------

EATING & DRINKING PLACES - 0.97%
      5,275  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                      144,957
      2,235  DARDEN RESTAURANTS INCORPORATED                                                                              88,059

                                                                                                                         233,016
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.25%
     20,075  EL PASO CORPORATION                                                                                         301,125
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.41%
     28,565  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                    142,825
     17,900  FLEXTRONICS INTERNATIONAL LIMITED+                                                                          190,098
     35,360  GRAFTECH INTERNATIONAL LIMITED+                                                                             205,088
     10,205  INTEGRATED ELECTRICAL SERVICES, INCORPORATED+                                                               178,283
     48,050  MCDATA CORPORATION+                                                                                         176,824
      9,300  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      143,127
     15,675  MICRON TECHNOLOGY INCORPORATED+                                                                             236,066
     29,600  MRV COMMUNICATIONS INCORPORATED+                                                                             92,056
    117,765  NORTEL NETWORKS CORPORATION+                                                                                263,794
      7,785  OSI SYSTEMS INCORPORATED+                                                                                   138,339
     15,845  PORTALPLAYER INCORPORATED+                                                                                  155,439
     29,115  POWER-ONE INCORPORATED+                                                                                     192,159
      8,415  RICHARDSON ELECTRONICS LIMITED                                                                               61,850
     39,155  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                    158,969
     27,925  STATS CHIPPAC LIMITED ADR+                                                                                  174,811

                                                                                                                       2,509,728
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.85%
     14,610  CV THERAPEUTICS INCORPORATED+                                                                               204,102
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.80%
      3,015  CRANE COMPANY                                                                                               125,424
      3,360  GULF ISLAND FABRICATION INCORPORATED                                                                         67,334

                                                                                                                         192,758
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 1.44%
     13,140  HERCULES INCORPORATED+                                                                                      200,516
      5,205  SANDERSON FARMS INCORPORATED                                                                                145,688

                                                                                                                         346,204
                                                                                                                  --------------

HEALTH SERVICES - 0.49%
      2,480  GENESIS HEALTHCARE CORPORATION+                                                                             117,478
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES - 2.81%
     20,925  AFFORDABLE RESIDENTIAL COMMUNITIES+                                                                  $      224,944
     17,110  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                     219,179
      7,895  DISCOVERY HOLDING COMPANY CLASS A+                                                                          115,504
      7,785  UMH PROPERTIES INCORPORATED                                                                                 118,332

                                                                                                                         677,959
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.58%
     20,245  EMPIRE RESORTS INCORPORATED+                                                                                140,703
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.20%
     33,513  CRAY INCORPORATED+                                                                                          333,450
     11,895  INTERMEC INCORPORATED+                                                                                      272,871
      5,915  PALL CORPORATION                                                                                            165,620

                                                                                                                         771,941
                                                                                                                  --------------

INSURANCE CARRIERS - 5.18%
      3,090  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                         98,880
     18,335  KMG AMERICA CORPORATION+                                                                                    162,631
      2,770  MERCURY GENERAL CORPORATION                                                                                 156,145
     20,510  NORTH POINTE HOLDINGS CORPORATION+                                                                          149,723
      6,150  NYMAGIC INCORPORATED                                                                                        178,658
      4,525  PRA INTERNATIONAL+                                                                                          100,772
     79,255  QUANTA CAPITAL HOLDINGS LIMITED+                                                                            205,270
     12,235  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                                  197,106

                                                                                                                       1,249,185
                                                                                                                  --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.75%
      5,148  GEO GROUP INCORPORATED+                                                                                     180,437
                                                                                                                  --------------

LEATHER & LEATHER PRODUCTS - 1.01%
     17,539  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         243,967
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.20%
     46,405  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                    269,149
     21,220  CREDENCE SYSTEMS CORPORATION+                                                                                74,270
      7,850  INPUT OUTPUT INCORPORATED+                                                                                   74,183
     11,405  SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                                                                     112,111

                                                                                                                         529,713
                                                                                                                  --------------

METAL MINING - 5.23%
     17,930  APEX SILVER MINES LIMITED+                                                                                  269,846
      1,355  GLAMIS GOLD LIMITED+                                                                                         51,300
      3,490  GOLDCORP INCORPORATED                                                                                       105,468
      4,135  NEWMONT MINING CORPORATION#                                                                                 218,866
     23,340  RANDGOLD RESOURCES LIMITED ADR+                                                                             490,140
     14,650  SOUTHWESTERN RESOURCES CORPORATION+                                                                         126,250

                                                                                                                       1,261,870
                                                                                                                  --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.47%
     22,790  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           113,494
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.19%
     13,080  ACCO BRANDS CORPORATION+                                                                             $      286,452
                                                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.25%
      4,015  COVENANT TRANSPORT INCORPORATED CLASS A+                                                                     61,108
                                                                                                                  --------------

OIL & GAS EXTRACTION - 19.81%
      4,325  CANADIAN NATURAL RESOURCES LIMITED#                                                                         239,518
     75,545  GLOBAL INDUSTRIES LIMITED+                                                                                1,261,601
     11,175  GREY WOLF INCORPORATED+                                                                                      86,048
      1,740  HELMERICH & PAYNE INCORPORATED                                                                              104,852
      3,005  KERR-MCGEE CORPORATION                                                                                      208,397
     28,055  KEY ENERGY SERVICES INCORPORATED+                                                                           427,839
          1  MARINER ENERGY INCORPORATED+                                                                                      6
     18,180  MCMORAN EXPLORATION COMPANY+                                                                                319,968
     36,010  NEWPARK RESOURCES INCORPORATED+                                                                             221,462
      1,605  NOBLE ENERGY INCORPORATED                                                                                    75,210
      3,100  PETROHAWK ENERGY CORPORATION+                                                                                39,060
     13,005  PETROQUEST ENERGY INCORPORATED+                                                                             159,701
      3,690  PIONEER NATURAL RESOURCES COMPANY                                                                           171,253
      2,605  PRIDE INTERNATIONAL INCORPORATED+                                                                            81,354
     10,242  RANGE RESOURCES CORPORATION                                                                                 278,480
      3,010  ROWAN COMPANIES INCORPORATED                                                                                107,126
     27,305  SEITEL INCORPORATED+                                                                                         97,206
      1,195  TRANSOCEAN INCORPORATED+                                                                                     95,982
     32,700  TRILOGY ENERGY TRUST                                                                                        553,641
     13,040  WILLBROS GROUP INCORPORATED+                                                                                246,978

                                                                                                                       4,775,682
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS - 0.65%
     12,635  WAUSAU PAPER CORPORATION                                                                                    157,306
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.93%
      3,345  ASHLAND INCORPORATED                                                                                        223,112
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES - 0.51%
      1,095  OREGON STEEL MILLS INCORPORATED+                                                                             55,473
      1,022  STEEL DYNAMICS INCORPORATED                                                                                  67,186

                                                                                                                         122,659
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.62%
      2,860  E.W. SCRIPPS COMPANY CLASS A                                                                                123,380
     19,760  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 222,103
      1,146  MCCLATCHY COMPANY CLASS A                                                                                    45,995

                                                                                                                         391,478
                                                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 2.56%
     43,285  CONSTAR INTERNATIONAL INCORPORATED+                                                                         166,214
     43,460  INTERTAPE POLYMER GROUP INCORPORATED+                                                                       295,963
     13,855  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                           156,007

                                                                                                                         618,184
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.10%
     24,035  MARKETAXCESS HOLDINGS INCORPORATED+                                                                  $      264,625
                                                                                                                  --------------

SOCIAL SERVICES - 0.73%
     13,515  ABB LIMITED ADR                                                                                             175,154
                                                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.24%
     21,440  GENTEX CORPORATION                                                                                          300,160
                                                                                                                  --------------

TRANSPORTATION BY AIR - 2.02%
     14,940  AIRTRAN HOLDINGS INCORPORATED+                                                                              222,009
      4,755  ALASKA AIR GROUP INCORPORATED+                                                                              187,442
      6,345  JETBLUE AIRWAYS CORPORATION+                                                                                 77,028

                                                                                                                         486,479
                                                                                                                  --------------

TRANSPORTATION SERVICES - 0.68%
     15,730  RAILAMERICA INCORPORATED+                                                                                   164,536
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.63%
      3,585  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                 118,233
     23,090  SOURCE INTERLINK COMPANIES INCORPORATED+                                                                    274,771

                                                                                                                         393,004
                                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 3.52%
    226,830  COVALENT GROUP INCORPORATED+                                                                                687,295
     16,735  US HOME SYSTEMS INCORPORATED+                                                                               162,160

                                                                                                                         849,455
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $20,813,559)                                                                                23,474,663
                                                                                                                  --------------

WARRANTS - 0.27%
     60,555  HILL INTERNATINOAL INCORPORATED+                                                                             65,399

TOTAL WARRANTS (COST $76,933)                                                                                             65,399
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 3.45%
    831,463  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                 831,463
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $831,463)                                                                             831,463
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $21,721,955)*                         101.08%                                                               $   24,371,525

OTHER ASSETS AND LIABILITIES, NET            (1.08)                                                                     (261,030)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   24,110,495
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $831,463.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS    DESCRIPTION                                                           STRIKE PRICE   EXPIRATION DATE     VALUE
WRITTEN OPTIONS - (0.07%)
        (5)  CANADIAN NATURAL RESOURCES CALL                                         $ 50.00        09/16/2006    $       (4,000)
       (10)  CANADIAN NATURAL RESOURCES CALL                                           55.00        09/16/2006            (4,500)
        (5)  NEWMONT MINING CORPORATION CALL                                           50.00        09/16/2006            (2,600)
       (20)  NOVEN PHARMACEUTICALS INCORPORATED CALL+                                  15.00        10/21/2006            (6,400)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(12,707))                                                                      (17,500)
                                                                                                                  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 10.85%
$    99,000  ADVANTA BUSINESS CARD MASTER TRUST SERIES 2006-A1 CLASS A1                5.15%        10/20/2010    $       98,344
    145,000  ADVANTA BUSINESS CARD MASTER TRUST SERIES 2006-A3 CLASS A                 5.30         05/21/2012           144,017
    184,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2006-2 CLASS A        5.35         01/15/2014           182,367
    236,473  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4          2.84         08/06/2010           232,051
    113,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS A3           5.11         10/06/2010           111,938
    140,446  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12
             CLASS A3+/-                                                               5.60         01/25/2035           140,580
     33,829  ATLANTIC CITY ELECTRIC TRANSITION FUNDING LLC SERIES 2003-1
             CLASS A1                                                                  2.89         07/20/2011            32,511
    166,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2006-1
             CLASS A2R+/-                                                              5.03         12/01/2041           163,548
     79,585  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3               2.00         11/15/2007            78,855
     95,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2               3.35         02/15/2008            94,121
    132,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3               5.03         10/15/2009           130,777
    170,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2003-C4 CLASS C4           6.00         08/15/2013           171,108
    110,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A7 CLASS A7           4.70         06/15/2015           104,860
    100,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A6 CLASS A            5.30         02/18/2014            98,939
    166,000  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3           4.99         09/15/2010           164,408
    168,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC3 CLASS A1B+/-               5.48         06/25/2035           168,051
    143,428  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-OPT2 CLASS A1B+/-              5.47         05/25/2035           143,454
    168,000  CHASE CREDIT CARD MASTER TRUST SERIES 2003-3 CLASS A+/-                   5.31         10/15/2010           168,337
    389,000  CHASE ISSUANCE TRUST SERIES 2006-A3 CLASS A3+/-                           5.07         07/15/2011           388,957
    157,875  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                   2.08         05/15/2008           156,736
    147,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1               4.40         09/15/2010           142,990
    142,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2006-A4 CLASS A4               5.45         05/10/2013           140,804
    164,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2006-A5 CLASS A5               5.30         05/20/2011           162,836
     54,000  COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A7                   5.74         12/25/2010            54,098
    187,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-ABC1 CLASS A1+/-        5.24         06/29/2036           187,000
    260,000  COUNTRYWIDE ASSET BACKED CERFITICATES SERIES 2006-S1 CLASS A2             5.55         08/25/2021           257,895
     90,704  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-12 CLASS 1A1+/-         5.47         02/25/2036            90,721
     51,167  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-BC4 CLASS 2A1+/-        5.44         08/25/2035            51,178
    198,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-11 CLASS 3AV1+/-        5.40         06/29/2036           198,000
    150,000  DRIVE AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3++                     5.49         05/15/2011           149,531
     76,922  ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-                5.44         10/25/2035            76,933
    217,697  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                       3.48         11/15/2008           215,395
    206,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                       4.17         01/15/2009           203,871
    276,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A4                       5.08         12/15/2010           272,357
    206,000  FORD CREDIT FLOORPLAN MASTER OWNER TRUST ACCEPTANCE CORPORATION
             SERIES 2006-3 CLASS A+/-                                                  5.48         06/15/2011           206,032
     48,000  FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                                4.84         09/22/2008            47,874
    100,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-2 CLASS A2                   5.35         03/15/2013            99,461
    265,255  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                 3.30         06/16/2008           262,698
    180,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                     4.18         02/15/2012           173,322
    168,000  JP MORGAN MORTGAGE ACQUISITION CORPORATION SERIES 2005-OPT2
             CLASS A3+/-                                                               5.56         12/25/2035           168,385
    103,255  MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2001-1 CLASS A             6.53         06/01/2015           106,391
     35,286  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-FRE1 CLASS A2+/-         5.66         07/25/2034            35,295
     29,871  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-         5.67         09/25/2034            29,921
    119,802  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-         5.14         11/25/2035           118,922
     83,785  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1
             CLASS A1+/-                                                               5.50         05/25/2046            83,803
     96,740  MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-                 5.68         07/25/2034            96,738
    198,330  MORGAN STANLEY ABS CAPITAL I SERIES 2006-NC1 CLASS A1+/-                  5.40         12/25/2035           198,338

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES (CONTINUED)
$   101,000  MORGAN STANLEY HOME EQUITY LOANS SERIES 2006-2 CLASS A2+/-                5.43%        02/25/2036    $      101,052
     96,262  NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                            4.61         01/15/2008            95,985
     45,858  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2                3.75         09/17/2007            45,772
     67,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                4.77         07/15/2011            65,548
     62,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                5.16         02/15/2010            61,586
    172,000  NOMURA HOME EQUITY LOAN INCORPORATED SERIES 2006-WF1 CLASS A1+/-          5.33         03/25/2036           172,000
    118,000  NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5           4.74         01/01/2043           115,470
    149,000  NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                      5.47         10/25/2035           149,044
    286,395  NOVASTAR HOME EQUITY LOAN SERIES 2005-4 CLASS A2A+/-                      5.41         01/25/2036           286,436
    135,599  OPTION ONE MORTGAGE LOAN TRUST SERIES 2006-1 CLASS 2A1+/-                 5.39         01/25/2036           135,626
     80,203  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
             CLASS AF1+/-                                                              5.42         12/25/2036            79,614
    106,000  PECO ENERGY TRANSITION TRUST SERIES 2001-A CLASS A1                       6.52         12/31/2010           109,177
     59,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A2                   3.87         06/25/2011            57,485
     49,604  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS3
             CLASS A2+/-                                                               5.68         04/25/2033            49,698
    186,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                          5.24         07/25/2018           186,695
    125,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                             4.41         07/25/2025           122,288
    336,000  SLM STUDENT LOAN TRUST SERIES 2005-8 CLASS A4                             4.25         01/25/2028           326,347
    138,587  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS A4+/-         5.41         01/25/2036           138,604
     80,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-11 CLASS A6+/-         5.54         01/25/2036            80,158
     10,662  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-5 CLASS A2+/-          5.41         06/25/2035            10,663
    111,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-A CLASS A3                 4.05         03/12/2010           109,203
    167,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A3                 4.77         01/12/2011           164,667
    105,000  USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                              4.52         06/16/2008           104,573
    170,000  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                          4.82         02/20/2009           169,386
    157,000  WACHOVIA MORTGAGE LOAN TRUST LLC SERIES 2006-AMN1 CLASS A1+/-             5.23         08/25/2036           157,000
     24,548  WFS FINANCIAL OWNER TRUST SERIES 2003-1 CLASS A4                          2.74         09/20/2010            24,271
     38,924  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                          3.15         05/20/2011            38,225
     25,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                         4.25         06/17/2010            24,664

TOTAL ASSET BACKED SECURITIES (COST $10,053,393)                                                                       9,985,985
                                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.67%
    100,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2
             CLASS B                                                                   6.31         06/11/2035           102,279
     48,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1
             CLASS A4                                                                  4.76         11/10/2039            44,785
    228,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-2
             CLASS A1                                                                  5.61         05/10/2045           227,640
     37,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA CLASS
             B++                                                                       4.89         05/14/2016            36,247
    271,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-ESA CLASS
             C++                                                                       4.94         05/14/2016           265,836
    260,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8 CLASS
             AAB                                                                       4.58         06/11/2041           242,501
    163,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2006-T22 CLASS
             AM+/-                                                                     5.47         04/12/2038           158,681
    275,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2006-C4 CLASS A3+/-            5.72         06/01/2036           272,650
    168,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2006-C7
             CLASS A1                                                                  5.54         06/10/2046           167,419
    140,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
             CLASS E+/-                                                                7.09         05/15/2032           143,922
     40,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
             CLASS C                                                                   7.71         08/15/2033            42,592
     73,820  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-           5.44         07/25/2035            73,795
    253,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CP4
             CLASS A4                                                                  6.18         12/15/2035           257,014
     56,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKN2
             CLASS A3                                                                  6.13         04/15/2037            56,854
    134,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKP1
             CLASS A3                                                                  6.44         12/15/2035           137,891
    459,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS4
             CLASS A2                                                                  5.18         11/15/2036           445,317
    163,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CP3
             CLASS A3                                                                  5.60         07/15/2035           161,547

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   292,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C4
             CLASS A4+/-                                                               5.14%        08/15/2036    $      279,971
    579,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-C2
             CLASS A2+/-                                                               5.42         05/15/2036           561,280
  1,391,745  FHLB SERIES VN-2015 CLASS A                                               5.46         11/27/2015         1,368,531
    257,356  FHLMC SERIES 2515 CLASS MG<<                                              4.00         09/15/2017           244,016
    273,000  FHLMC SERIES 2682 CLASS LC                                                4.50         07/15/2032           250,196
    485,000  FHLMC SERIES 2727 CLASS PE<<                                              4.50         07/15/2032           442,912
     74,000  FHLMC SERIES 2802 CLASS NP                                                4.50         01/15/2033            67,342
    220,638  FHLMC SERIES 2941 CLASS WA<<                                              5.00         11/15/2024           217,822
    311,212  FHLMC SERIES 2948 CLASS QA<<                                              5.00         10/15/2025           307,003
     49,171  FHLMC SERIES 3000 CLASS PA                                                3.90         01/15/2023            47,161
    366,878  FHLMC SERIES 3014 CLASS NA<<                                              4.50         11/15/2025           357,625
    220,000  FHLMC SERIES 3017 CLASS TA                                                4.50         08/15/2035           208,604
    288,113  FHLMC SERIES 3020 CLASS MA<<                                              5.50         04/15/2027           286,534
    207,263  FHLMC SERIES 3026 CLASS GJ                                                4.50         02/15/2029           201,650
    428,000  FHLMC SERIES 3068 CLASS AK<<                                              4.50         03/15/2027           394,780
    401,724  FHLMC SERIES 3086 CLASS PA<<                                              5.50         05/15/2026           399,691
    505,000  FHLMC SERIES 3102 CLASS PH                                                5.00         07/15/2031           478,519
    600,199  FHLMC SERIES 3117 CLASS PN<<                                              5.00         11/15/2021           593,695
    273,000  FHLMC SERIES 3128 CLASS BD                                                5.00         03/15/2030           258,436
    396,370  FHLMC SERIES 3135 CLASS JA<<                                              6.00         09/15/2027           398,230
  1,220,000  FHLMC SERIES 3149 CLASS PA<<                                              6.00         09/15/2025         1,224,672
    421,629  FHLMC SERIES 3151 CLASS LA<<                                              6.00         11/15/2027           422,781
    420,833  FHLMC SERIES 3159 CLASS TA                                                5.50         11/15/2026           417,954
    111,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
             CLASS B                                                                   6.42         12/12/2033           114,256
     24,425  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                                4.77         04/25/2012            23,893
     74,749  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                 3.81         11/25/2012            70,752
    307,967  FNMA SERIES 2003-34 CLASS QJ<<                                            4.50         01/25/2016           300,306
    226,000  FNMA SERIES 2004-52 CLASS NE                                              4.50         07/25/2033           204,861
    107,840  FNMA SERIES 2004-69 CLASS CT<<                                            4.50         06/25/2018           103,924
    277,462  FNMA SERIES 2005-63 CLASS HA<<                                            5.00         04/25/2023           270,403
    222,000  FNMA SERIES 2006-18 CLASS PA<<                                            5.50         01/25/2026           220,290
    534,000  FNMA SERIES 2006-29 CLASS PA<<                                            5.50         08/25/2026           530,712
    287,000  FNMA SERIES 2006-29 CLASS PB                                              5.50         02/25/2032           281,631
    219,000  FNMA SERIES 2006-31 CLASS PA                                              5.50         11/25/2026           217,348
    116,000  FNMA SERIES 2006-41 CLASS MA                                              5.50         04/25/2024           115,285
    203,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3 CLASS A2         6.07         06/10/2038           205,973
    197,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A CLASS A3        5.35         08/11/2036           192,476
     80,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-3A CLASS A2        5.00         12/10/2037            76,952
     66,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2 CLASS A4        5.15         07/10/2037            63,420
    369,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3 CLASS
             A4+/-                                                                     5.19         07/10/2039           353,098
    278,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C2
             CLASS A3                                                                  5.71         10/15/2038           277,165
    338,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3
             CLASS A4                                                                  5.02         04/10/2040           321,362
     92,936  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
             CLASS A1                                                                  3.12         03/10/2038            89,720
     30,725  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
             CLASS A1                                                                  3.90         08/10/2038            29,853
    167,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-C1
             CLASS A4+/-                                                               5.24         11/10/2045           159,032
     94,334  GNMA SERIES 2006-8 CLASS A                                                3.94         08/16/2025            90,640
     56,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-C1 CLASS B              6.97         10/18/2030            57,308
    364,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII CLASS A2           6.56         04/13/2031           368,453

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   236,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2003-CB7 CLASS A4+/-                                               4.88%        01/12/2038    $      222,365
    166,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2006-CB14 CLASS A3B+/-                                             5.67         12/12/2044           162,689
    172,000  JP MORGAN CHASE COMMERCIAL SECURITIES CORPORATION SERIES 2006-LDP7
             CLASS A4+/-                                                               5.88         04/15/2045           171,742
     66,189  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1              7.11         10/15/2032            66,340
     55,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B               7.43         10/15/2032            57,738
    109,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-               4.93         09/15/2035           103,459
    137,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE SERIES 2006-2 CLASS
             A4+/-                                                                     5.91         06/12/2046           137,466
    103,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE SERIES 2006-2 CLASS
             AM+/-                                                                     5.92         06/12/2046           103,101
    271,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2002-MW1 CLASS A4                     5.62         07/12/2034           268,648
    192,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-                 4.86         08/12/2039           178,526
    129,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS A6+/-                 5.42         11/12/2037           123,748
    459,000  MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                         5.15         06/13/2041           440,312
    168,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                         3.92         04/14/2040           163,027
    160,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS A3          6.50         10/13/2011           164,736
    137,472  SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE SERIES 2005-BC4 CLASS
             A2A+/-                                                                    5.43         09/25/2036           137,507
    167,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4           6.29         04/15/2034           171,081
     97,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3           4.96         08/15/2035            93,662
    136,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A4           5.13         08/15/2035           130,308
    116,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3           4.45         11/15/2035           110,388
    234,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4          4.75         02/15/2041           217,498
    239,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C14 CLASS A4+/-       5.09         08/15/2041           226,561
    164,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS A4          4.80         10/15/2041           152,104
    240,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS APB         6.00         06/15/2045           241,266

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $21,104,753)                                                          20,849,760
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 16.78%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.27%
    140,000  DAIMLERCHRYSLER NA HOLDINGS                                               5.75         05/18/2009           138,657
    115,000  DAIMLERCHRYSLER NA HOLDINGS                                               5.88         03/15/2011           113,120

                                                                                                                         251,777
                                                                                                                  --------------

BUSINESS SERVICES - 0.43%
    285,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          6.00         06/15/2012           288,274
    105,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                     5.43         05/24/2010           104,894

                                                                                                                         393,168
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 0.51%
    120,000  CHEMTURA CORPORATION                                                      6.88         06/01/2016           115,950
    110,000  TEVA PHARMACEUTICAL FINANCE LLC                                           6.15         02/01/2036            98,771
    265,000  WYETH                                                                     5.50         02/15/2016           252,993

                                                                                                                         467,714
                                                                                                                  --------------

COMMUNICATIONS - 2.65%
     65,000  AMERICA MOVIL SA DE CV                                                    6.38         03/01/2035            56,499
     95,000  AOL TIME WARNER INCORPORATED                                              7.70         05/01/2032           103,251
     60,000  AT&T CORPORATION                                                          9.05         11/15/2011            63,692
    225,000  AT&T INCORPORATED                                                         5.10         09/15/2014           208,736

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (CONTINUED)
$    70,000  AT&T INCORPORATED                                                         6.15%        09/15/2034    $       64,243
     65,000  AT&T INCORPORATED                                                         6.80         05/15/2036            64,426
    120,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                        8.38         03/15/2013           133,277
    165,000  COMCAST CORPORATION                                                       5.90         03/15/2016           158,528
     65,000  COMCAST CORPORATION                                                       5.65         06/15/2035            55,167
    105,000  EMBARQ CORPORATION                                                        6.74         06/01/2013           104,682
    115,000  NEW CINGULAR WIRELESS SERVICES                                            8.13         05/01/2012           126,550
    285,000  SPRINT CAPITAL CORPORATION                                                6.00         01/15/2007           285,382
    165,000  SPRINT CAPITAL CORPORATION                                                6.13         11/15/2008           166,292
     80,000  SPRINT CAPITAL CORPORATION<<                                              7.63         01/30/2011            85,154
     95,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      8.38         07/15/2033           107,476
    110,000  VERIZON COMMUNICATIONS INCORPORATED                                       5.35         02/15/2011           107,151
    135,000  VERIZON COMMUNICATIONS INCORPORATED                                       5.55         02/15/2016           126,581
    105,000  VERIZON GLOBAL FUNDING CORPORATION                                        5.85         09/15/2035            91,344
    170,000  VERIZON WIRELESS CAPITAL LLC                                              5.38         12/15/2006           169,813
     60,000  VIACOM INCORPORATED++                                                     5.75         04/30/2011            58,933
    100,000  VIACOM INCORPORATED++                                                     6.25         04/30/2016            97,075

                                                                                                                       2,434,252
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 1.94%
    105,000  BAC CAPITAL TRUST XI                                                      6.63         05/23/2036           103,724
    180,000  BANK OF AMERICA CORPORATION                                               4.25         10/01/2010           170,699
     60,000  BANK OF AMERICA CORPORATION                                               5.38         06/15/2014            58,079
    105,000  BB&T CAPITAL TRUST II                                                     6.75         06/07/2036           104,604
    350,000  CITIGROUP INCORPORATED                                                    3.63         02/09/2009           333,332
    140,000  CITIGROUP INCORPORATED                                                    5.13         02/14/2011           136,713
    175,000  CITIGROUP INCORPORATED                                                    5.00         09/15/2014           163,794
    175,000  JP MORGAN CHASE & COMPANY                                                 5.60         06/01/2011           173,731
     80,000  JP MORGAN CHASE & COMPANY                                                 5.13         09/15/2014            75,564
    145,000  PNC FUNDING CORPORATION                                                   5.25         11/15/2015           137,349
     65,000  WACHOVIA CORPORATION                                                      5.50         08/01/2035            57,166
    105,000  WASHINGTON MUTUAL BANK FA                                                 5.13         01/15/2015            97,479
     78,000  WASHINGTON MUTUAL INCORPORATED<<                                          4.00         01/15/2009            74,907
    105,000  ZIONS BANCORP                                                             5.50         11/16/2015           100,069

                                                                                                                       1,787,210
                                                                                                                  --------------

ELECTRIC UTILITIES - 0.31%
    275,000  PROGRESS ENERGY INCORPORATED                                              6.85         04/15/2012           285,027
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.37%
     90,000  ALLEGHENY ENERGY SUPPLY++                                                 8.25         04/15/2012            95,625
    101,000  AMERICAN ELECTRIC POWER SERIES C                                          5.38         03/15/2010            99,418
     65,000  DOMINION RESOURCES INCORPORATED<<                                         5.95         06/15/2035            58,277
    195,000  DPL INCORPORATED                                                          6.88         09/01/2011           201,055
    110,000  DUKE CAPITAL LLC                                                          8.00         10/01/2019           124,371
    105,000  ENERGY TRANSFER PARTNERS LP                                               5.65         08/01/2012           101,331
    165,000  KANSAS GAS & ELECTRIC                                                     5.65         03/29/2021           155,630
    145,000  NEVADA POWER COMPANY++<<                                                  5.95         03/15/2016           137,430
     55,000  OHIO EDISON                                                               6.40         07/15/2016            55,407

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.37%
$    70,000  ONCOR ELECTRIC DELIVERY                                                   6.38%        01/15/2015    $       70,162
    145,000  PUBLIC SERVICE COMPANY OF COLORADO                                        7.88         10/01/2012           160,227

                                                                                                                       1,258,933
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.22%
    145,000  CISCO SYSTEMS INCORPORATED                                                5.50         02/22/2016           139,233
     65,000  MIDAMERICAN ENERGY HOLDINGS++                                             6.13         04/01/2036            60,761

                                                                                                                         199,994
                                                                                                                  --------------

FINANCIAL SERVICES - 0.24%
    215,000  CAPITAL ONE FINANCIAL CORPORATION                                         8.75         02/01/2007           218,499
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 0.53%
    175,000  KRAFT FOODS INCORPORATED                                                  5.63         11/01/2011           172,371
    195,000  KRAFT FOODS INCORPORATED                                                  5.25         10/01/2013           186,221
    130,000  TYSON FOODS INCORPORATED                                                  6.60         04/01/2016           127,070

                                                                                                                         485,662
                                                                                                                  --------------

FOOD STORES - 0.08%
     70,000  DELHAIZE AMERICA INCORPORATED                                             9.00         04/15/2031            76,763
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.02%
    160,000  CREDIT SUISSE FIRST BOSTON USA INCORPORATED                               4.88         08/15/2010           155,080
    305,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.13         01/15/2015           285,138
    295,000  MERRILL LYNCH & COMPANY                                                   4.25         02/08/2010           280,382
    230,000  MORGAN STANLEY                                                            4.00         01/15/2010           217,420

                                                                                                                         938,020
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.15%
    140,000  HARRAHS OPERATING COMPANY INCORPORATED                                    6.50         06/01/2016           136,414
                                                                                                                  --------------

INSURANCE CARRIERS - 0.80%
     95,000  AMBAC FINANCIAL GROUP INCORPORATED                                        5.95         12/05/2035            88,180
    200,000  AMERICAN INTERNATIONAL GROUP++                                            4.70         10/01/2010           192,493
     75,000  GE GLOBAL INSURANCE HOLDINGS                                              7.00         02/15/2026            78,954
    185,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.45         03/24/2011           181,545
     40,000  LIBERTY MUTUAL INSURANCE COMPANY++                                        7.88         10/15/2026            42,716
     85,000  UNUMPROVIDENT FINANCE COMPANY++                                           6.85         11/15/2015            83,560
     75,000  WELLPOINT INCORPORATED                                                    5.85         01/15/2036            67,019

                                                                                                                         734,467
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.40%
    105,000  BOSTON SCIENTIFIC CORPORATION                                             6.00         06/15/2011           103,585
     80,000  BOSTON SCIENTIFIC CORPORATION                                             6.40         06/15/2016            77,933
     65,000  BOSTON SCIENTIFIC CORPORATION                                             7.00         11/15/2035            62,268
    135,000  XEROX CORPORATION                                                         6.40         03/15/2016           127,406

                                                                                                                         371,192
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.43%
$   210,000  MOHAWK INDUSTRIES INCORPORATED                                            5.75%        01/15/2011    $      206,235
    190,000  TYCO INTERNATIONAL GROUP SA                                               6.38         10/15/2011           193,872

                                                                                                                         400,107
                                                                                                                  --------------

MOTION PICTURES - 0.11%
    110,000  NEWS AMERICA INCORPORATED<<                                               6.40         12/15/2035           101,740
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.27%
    145,000  CAPITAL ONE BANK SERIES BKNT                                              4.88         05/15/2008           142,852
    145,000  CAPITAL ONE FINANCIAL                                                     5.50         06/01/2015           137,136
    130,000  CIT GROUP INCORPORATED                                                    4.75         08/15/2008           127,522
     90,000  COUNTRYWIDE FINANCIAL CORPORATION                                         6.25         05/15/2016            88,212
    222,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      3.75         12/15/2009           208,901
     95,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      4.88         03/04/2015            89,007
    200,000  HSBC FINANCE CAPITAL TRUST IX+/-                                          5.91         11/30/2035           190,863
    445,000  HSBC FINANCE CORPORATION<<                                                4.75         04/15/2010           429,226
    110,000  RESIDENTIAL CAPITAL CORPORATION+/-<<                                      6.88         06/29/2007           110,356
    230,000  RESIDENTIAL CAPITAL CORPORATION                                           6.13         11/21/2008           227,335
    105,000  RESIDENTIAL CAPITAL CORPORATION                                           6.00         02/22/2011           101,742
     60,000  RESIDENTIAL CAPITAL CORPORATION                                           6.50         04/17/2013            58,881
    180,000  SLM CORPORATION SERIES MTN+/-                                             5.53         03/15/2011           179,804

                                                                                                                       2,091,837
                                                                                                                  --------------

OIL & GAS EXTRACTION - 1.29%
     70,000  CANADIAN NATURAL RESOURCES                                                5.85         02/01/2035            63,460
     85,000  CONOCOPHILLIPS                                                            5.90         10/15/2032            81,492
    210,000  DEVON FINANCING CORPORATION ULC                                           6.88         09/30/2011           218,337
    105,000  ENTERPRISE PRODUCTS OPERATING LIMITED PARTNERSHIP SERIES B                5.00         03/01/2015            94,821
     80,000  HALLIBURTON COMPANY                                                       5.50         10/15/2010            79,244
    162,000  HALLIBURTON COMPANY                                                       8.75         02/15/2021           198,642
    170,000  HESS CORPORATION                                                          6.65         08/15/2011           174,721
    145,000  LAZARD GROUP LLC                                                          7.13         05/15/2015           146,544
     25,000  PEMEX PROJECT FUNDING MASTER TRUST                                        7.38         12/15/2014            25,800
     25,000  PEMEX PROJECT FUNDING MASTER TRUST                                        6.63         06/15/2035            22,625
     95,000  XTO ENERGY INCORPORATED                                                   6.10         04/01/2036            85,990

                                                                                                                       1,191,676
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS - 0.24%
    220,000  INTERNATIONAL PAPER COMPANY                                               5.85         10/30/2012           216,603
                                                                                                                  --------------

PIPELINES, EXCEPT NATURAL GAS - 0.30%
    125,000  DUKE CAPITAL LLC                                                          7.50         10/01/2009           131,277
     75,000  KINDER MORGAN ENERGY PARTNERS LP<<                                        5.13         11/15/2014            68,469
     65,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.80         03/15/2035            55,468
     25,000  MAGELLAN MIDSTREAM PARTNERS                                               5.65         10/15/2016            23,655

                                                                                                                         278,869
                                                                                                                  --------------

RAILROAD TRANSPORTATION - 0.13%
    110,000  NORFOLK SOUTHERN CORPORATION                                              7.05         05/01/2037           120,203
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.53%
$   150,000  DEVELOPERS DIVERS REALTY                                                  5.38%        10/15/2012    $      144,149
     45,000  PROLOGIS++                                                                5.25         11/15/2010            43,768
    145,000  PROLOGIS 2006                                                             5.50         04/01/2012           141,162
    160,000  SIMON PROPERTY GROUP LP<<                                                 6.10         05/01/2016           158,765

                                                                                                                         487,844
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.42%
     65,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.45         05/01/2036            62,271
    165,000  MERRILL LYNCH & COMPANY                                                   6.05         05/16/2016           163,913
    165,000  MORGAN STANLEY<<                                                          5.38         10/15/2015           156,199

                                                                                                                         382,383
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 0.14%
     55,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50         11/15/2013            54,970
     65,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50         01/18/2031            73,599

                                                                                                                         128,569
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $15,859,886)                                                                      15,438,923
                                                                                                                  --------------

FOREIGN CORPORATE BONDS @- 0.23%
     55,000  BRITISH TELECOM PLC                                                       8.88         12/15/2030            67,595
     75,000  EMPRESA NACIONAL ELECTRIC                                                 8.63         08/01/2015            82,552
     59,000  ENCANA CORPORATION                                                        6.50         08/15/2034            58,776

TOTAL FOREIGN CORPORATE BONDS@ (COST $227,521)                                                                           208,923
                                                                                                                  --------------

FOREIGN GOVERNMENT BONDS @- 2.27%
    105,000  CANADIAN NATIONAL RAILWAY COMAPNY                                         6.20         06/01/2036           104,723
     80,000  CELULOSA ARAUCO CONSTITUTION                                              5.63         04/20/2015            74,504
     70,000  CHILE GOVERNMENT INTERNATIONAL BOND                                       5.50         01/15/2013            68,425
    130,000  DEUTCHE TELEKOM INTERNATIONAL FINANCE<<                                   5.75         03/23/2016           122,695
    100,000  HSBC HOLDINGS PLC                                                         6.50         05/02/2036            98,308
     55,000  KINDER MORGAN FINANCE                                                     5.70         01/05/2016            47,755
     75,000  PETRO-CANADA                                                              5.95         05/15/2035            68,570
    150,000  RESONA BANK LIMITED+/-++                                                  5.85         09/29/2049           139,556
     55,000  RUSSIAN FEDERATION+/-++                                                   5.00         03/31/2030            58,506
     75,000  SABMILLER PLC+/-++                                                        5.80         07/01/2009            74,957
    150,000  SABMILLER PLC++                                                           6.20         07/01/2011           150,830
     80,000  TELEFONICA EMISIONES SAU                                                  5.98         06/20/2011            79,706
     75,000  TELEFONICA EMISIONES SAU                                                  6.42         06/20/2016            74,844
     75,000  TELEFONICA EMISIONES SAU                                                  7.05         06/20/2036            74,959
    244,000  UNITED MEXICAN STATES                                                     5.63         01/15/2017           226,920
     85,000  UNITED MEXICAN STATES SERIES MTNA                                         5.88         01/15/2014            82,450
     55,000  UNITED MEXICAN STATES SERIES MTNA<<                                       6.75         09/27/2034            53,488
     20,000  VALE OVERSEAS LIMITED                                                     8.25         01/17/2034            21,575
    390,000  VODAFONE GROUP PLC                                                        5.50         06/15/2011           380,938
     90,000  XL CAPITAL LIMITED                                                        6.38         11/15/2024            85,113

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $2,138,592)                                                                      2,088,822
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 46.70%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.33%
$ 1,836,000  FHLMC<<                                                                   5.25%        05/16/2007    $    1,831,338
  1,397,000  FHLMC^                                                                    5.30         06/26/2007         1,324,343
    974,000  FHLMC<<                                                                   6.63         09/15/2009         1,007,301
    469,000  FHLMC<<                                                                   4.13         07/12/2010           446,148
    536,145  FHLMC #A46083<<                                                           5.00         07/01/2035           501,096
    225,235  FHLMC #B12454<<                                                           4.50         02/01/2019           212,910
    123,361  FHLMC #B14028<<                                                           4.50         05/01/2019           116,611
     32,487  FHLMC #B19212                                                             5.50         04/01/2020            31,875
     74,195  FHLMC #B19389<<                                                           5.50         05/01/2020            72,797
    188,944  FHLMC #E01279<<                                                           5.50         01/01/2018           185,709
    237,526  FHLMC #E01497<<                                                           5.50         11/01/2018           233,363
  1,199,483  FHLMC #G02083<<                                                           4.50         07/01/2035         1,088,197
     72,364  FHLMC #G08083<<                                                           4.50         08/01/2035            65,650
    177,846  FHLMC #G11594<<                                                           5.50         08/01/2019           174,719
    279,073  FHLMC #G11628<<                                                           4.50         11/01/2019           263,802
    705,227  FHLMC #G11658<<                                                           5.50         01/01/2020           692,384
    813,651  FHLMC #G11720<<                                                           4.50         08/01/2020           769,128
    195,577  FHLMC #G11881<<                                                           4.50         04/01/2020           184,875
    718,763  FHLMC #G11917<<                                                           4.50         08/01/2020           679,838
    131,647  FHLMC #J02089<<                                                           5.50         06/01/2020           129,166
    118,403  FHLMC #J02372<<                                                           5.50         05/01/2020           116,321
    115,594  FHLMC #J02373<<                                                           5.50         05/01/2020           113,562
    189,000  FHLMC SERIES 2631 CLASS MT<<                                              3.50         01/15/2022           184,883
    244,000  FHLMC SERIES 2645 CLASS MK<<                                              3.50         07/15/2022           237,542
    497,902  FHLMC SERIES 2731 CLASS PK<<                                              3.50         05/15/2026           481,895
    557,564  FHLMC SERIES 2736 CLASS DB<<                                              3.30         11/15/2026           532,243
    328,998  FHLMC SERIES 2890 CLASS AP<<                                              3.75         12/15/2011           317,991
    340,497  FHLMC SERIES 2893 CLASS PA<<                                              4.00         04/15/2025           331,139
    704,060  FHLMC SERIES 2948 CLASS YD<<                                              5.50         08/15/2033           694,463
    128,670  FHLMC SERIES 2957 CLASS KJ<<                                              4.50         10/15/2024           125,928
    358,111  FHLMC SERIES 3035 CLASS DM<<                                              5.50         11/15/2025           356,298
    535,367  FHLMC SERIES 3059 CLASS CA<<                                              5.00         03/15/2025           528,235
  1,196,000  FHLMC TBA%%                                                               5.50         08/01/2018         1,171,707
    866,000  FHLMC TBA%%                                                               6.00         09/01/2021           865,730
    783,000  FHLMC TBA%%                                                               6.50         08/01/2036           786,181

                                                                                                                      16,855,368
                                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.40%
    578,000  FNMA<<                                                                    6.00         05/15/2011           590,458
    413,029  FNMA #190337<<                                                            5.00         07/01/2033           387,959
    206,601  FNMA #254918<<                                                            4.50         09/01/2033           188,255
    220,542  FNMA #555531<<                                                            5.50         06/01/2033           212,757
    225,236  FNMA #678915<<                                                            5.50         01/01/2033           217,317
    346,667  FNMA #683901<<                                                            5.50         01/01/2033           334,479
    532,876  FNMA #688017<<                                                            5.50         03/01/2033           514,065
    925,068  FNMA #693471<<                                                            5.50         03/01/2033           892,413
     91,804  FNMA #699613<<                                                            5.50         06/01/2033            88,563

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    95,732  FNMA #710654<<                                                            5.50%        05/01/2033    $       92,353
    253,401  FNMA #712328<<                                                            5.50         05/01/2033           244,456
  2,543,539  FNMA #725424<<                                                            5.50         04/01/2034         2,453,753
    264,798  FNMA #725564                                                              4.53         04/01/2009           257,454
    776,855  FNMA #735212<<                                                            5.00         12/01/2034           728,501
     71,505  FNMA #745295                                                              4.65         10/01/2012            68,661
    682,649  FNMA #745595                                                              5.50         01/01/2021           670,629
    292,000  FNMA #745666+/-                                                           6.44         07/01/2036           295,741
    120,334  FNMA #747539<<                                                            5.50         11/01/2033           116,086
    140,000  FNMA #813642+/-                                                           5.66         06/01/2036           139,136
    167,789  FNMA #815422<<                                                            4.50         02/01/2035           152,115
    233,405  FNMA #815426<<                                                            4.50         02/01/2035           212,128
    319,119  FNMA #845566+/-<<                                                         5.00         01/01/2036           312,097
    442,459  FNMA #848005+/-<<                                                         5.11         12/01/2035           433,918
    161,893  FNMA #879679+/-                                                           5.30         04/01/2036           158,115
    129,823  FNMA #891057+/-                                                           5.50         06/01/2036           129,114
    276,810  FNMA SERIES 2003-113 CLASS PN<<                                           3.50         02/25/2013           269,708
    524,808  FNMA SERIES 2003-63 CLASS QP<<                                            3.50         10/25/2031           482,476
    725,824  FNMA SERIES 2003-76 CLASS DE<<                                            4.00         09/25/2031           674,696
    407,027  FNMA SERIES 2003-92 CLASS KQ<<                                            3.50         06/25/2023           395,534
     92,883  FNMA SERIES 2003-92 CLASS NM                                              3.50         04/25/2013            90,624
    582,548  FNMA SERIES 2005-65 CLASS WG<<                                            4.50         08/25/2026           570,289
    295,000  FNMA SERIES 2005-69 CLASS JM                                              4.50         08/25/2025           260,790
  1,088,422  FNMA SERIES 2005-77 CLASS BX<<                                            4.50         07/25/2028         1,063,151
    911,000  FNMA TBA%%                                                                6.00         09/01/2021           912,139
  2,239,000  FNMA TBA%%                                                                6.00         08/16/2030         2,201,217
  2,450,000  FNMA TBA%%                                                                5.50         07/01/2034         2,352,764
  1,203,000  FNMA TBA%%                                                                6.00         07/01/2034         1,183,827
  3,142,000  FNMA TBA%%                                                                5.50         08/01/2034         3,015,340

                                                                                                                      23,363,078
                                                                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.97%
    382,612  GNMA #3374                                                                5.00         04/20/2033           360,205
     87,202  GNMA #3402                                                                5.00         06/20/2033            82,095
    133,591  GNMA #3414                                                                5.00         07/20/2033           125,767
    524,080  GNMA #3624                                                                5.50         10/20/2034           506,296
     62,356  GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028            59,986
    159,000  GNMA SERIES 2006-32 CLASS A                                               5.01         08/16/2036           156,097
    554,000  GNMA TBA%%                                                                6.00         08/01/2034           547,248
    890,000  GNMA TBA%%                                                                6.50         07/01/2036           896,953

                                                                                                                       2,734,647
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $43,448,373)                                                                            42,953,093
                                                                                                                  --------------

US TREASURY SECURITIES - 10.39%

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BONDS - 6.07%
$   478,000  US TREASURY BOND<<                                                        8.88%        02/15/2019    $      635,142
    734,000  US TREASURY BOND<<                                                        7.13         02/15/2023           878,162
  1,610,000  US TREASURY BOND<<                                                        6.25         08/15/2023         1,775,654
    934,000  US TREASURY BOND<<                                                        6.25         05/15/2030         1,057,901
    307,000  US TREASURY BOND<<                                                        5.38         02/15/2031           312,301
  1,028,000  US TREASURY BOND<<                                                        4.50         02/15/2036           921,747

                                                                                                                       5,580,907
                                                                                                                  --------------

US TREASURY NOTES - 4.32%
    993,000  US TREASURY NOTE<<                                                        4.88         05/31/2008           987,453
     40,000  US TREASURY NOTE                                                          4.88         05/15/2009            39,728
  1,167,000  US TREASURY NOTE<<                                                        4.38         12/15/2010         1,133,540
    347,000  US TREASURY NOTE<<                                                        4.88         04/30/2011           343,462
    299,000  US TREASURY NOTE<<                                                        4.88         05/31/2011           295,963
    201,000  US TREASURY NOTE<<                                                        4.50         11/15/2015           191,453
    529,000  US TREASURY NOTE<<                                                        4.50         02/15/2016           503,294
    482,000  US TREASURY NOTE                                                          5.13         05/15/2016           481,435

                                                                                                                       3,976,328
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $9,744,026)                                                                         9,557,235
                                                                                                                  --------------

REPURCHASE AGREEMENTS - 7.35%
  6,759,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED BY
             US GOVERNMENT SECURITIES (MATURITY VALUE $6,762,013)                      5.35         07/03/2006         6,759,000

TOTAL REPURCHASE AGREEMENTS (COST $6,759,000)                                                                          6,759,000
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 45.26%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
      9,225  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               9,225
                                                                                                                  --------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 45.25%
$    40,928  ABBEY NATIONAL TREASURY SERVICES+/-++                                     5.15         01/16/2007            40,962
     52,810  ALLIANCE & LEICESTER PLC++                                                5.31         08/18/2006            52,450
    607,314  AMERICAN EXPRESS BANK+/-                                                  5.28         01/26/2007           607,296
    382,872  AMERICAN GENERAL FINANCE+/-++                                             5.23         07/13/2007           383,052
     73,934  APRECO LIMITED                                                            5.32         08/15/2006            73,465
    659,451  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         08/15/2006           655,270
     19,804  ATLANTIS ONE FUNDING++                                                    5.35         08/07/2006            19,702
    330,062  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.09         11/10/2006           330,062
    660,124  ATLAS CAPITAL FUNDING CORPORATION                                         5.36         07/26/2006           657,900
    660,124  ATLAS CAPITAL FUNDING CORPORATION                                         5.36         07/28/2006           657,708
    264,050  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007           264,042
    369,670  ATOMIUM FUNDING CORPORATION                                               5.30         07/20/2006           368,749
    660,124  ATOMIUM FUNDING CORPORATION                                               5.33         08/08/2006           656,619
    976,984  ATOMIUM FUNDING CORPORATION++                                             5.35         08/02/2006           972,695
     17,163  BANK OF IRELAND (GOVERNOR & COMPANY)                                      5.32         08/23/2006            17,033
     66,012  BASF AG++                                                                 5.26         08/11/2006            65,633

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,838,535  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $2,839,803)                                               5.36%        07/03/2006    $    2,838,535
    858,162  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.39         02/23/2007           858,162
  1,320,249  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $1,320,839)                                               5.36         07/03/2006         1,320,249
  1,917,139  BNP PARIBAS REPURCHASE AGREEMENT
             (MATURITY VALUE $1,917,995)                                               5.36         07/03/2006         1,917,139
  1,788,766  BUCKINGHAM CDO II LLC++                                                   5.34         07/21/2006         1,784,043
    660,124  BUCKINGHAM CDO LLC                                                        5.04         07/24/2006           658,091
    660,124  BUCKINGHAM CDO LLC++                                                      5.33         07/21/2006           658,382
    115,997  CAIRN HIGH GRADE FUNDING I LLC                                            5.11         07/03/2006           115,997
      9,242  CAIRN HIGH GRADE FUNDING I LLC                                            5.13         07/11/2006             9,231
    290,455  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         07/19/2006           289,772
    369,670  CAIRN HIGH GRADE FUNDING I LLC++                                          5.36         07/26/2006           368,424
     26,405  CC USA INCORPORATED SERIES MTN+/-++                                       5.17         07/14/2006            26,404
      7,935  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         09/05/2006             7,859
    660,124  CEDAR SPRINGS CAPITAL COMPANY                                             5.38         08/21/2006           655,325
    121,463  CEDAR SPRINGS CAPITAL COMPANY++                                           5.40         07/05/2006           121,428
    330,062  CEDAR SPRINGS CAPITAL COMPANY                                             5.43         07/27/2006           328,904
     13,202  CHEYNE FINANCE++                                                          5.30         07/24/2006            13,162
     33,006  CHEYNE FINANCE                                                            5.30         07/26/2006            32,895
     26,405  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                5.28         09/13/2006            26,121
     31,501  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                5.30         09/12/2006            31,168
    401,831  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                           5.17         07/13/2007           401,831
  1,077,323  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.32         07/28/2006         1,073,380
    189,773  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.33         07/10/2006           189,577
    179,554  CORPORATE ASSET SECURITIZATION AUSTRALIA                                  5.34         07/21/2006           179,080
    330,062  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.34         07/26/2006           328,950
    224,442  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.35         07/25/2006           223,720
     26,946  CROWN POINT CAPITAL COMPANY                                               5.54         10/02/2006            26,579
     30,141  CULLINAN FINANCE CORPORATION++                                            5.33         07/17/2006            30,079
    338,525  CULLINAN FINANCE CORPORATION++                                            5.47         09/13/2006           334,889
     26,405  DEER VALLEY FUNDING LLC++                                                 5.33         07/17/2006            26,351
    885,121  DEER VALLEY FUNDING LLC                                                   5.37         07/28/2006           881,882
  1,056,199  DEER VALLEY FUNDING LLC++                                                 5.42         07/27/2006         1,052,492
     60,731  DEXIA DELAWARE                                                            5.28         08/07/2006            60,418
     13,863  DEXIA DELAWARE                                                            5.28         08/08/2006            13,789
     42,908  DNB NOR BANK ASA                                                          5.06         07/05/2006            42,896
     46,209  FAIRWAY FINANCE CORPORATION++                                             5.34         07/14/2006            46,134
     13,202  FCAR OWNER TRUST SERIES II                                                5.27         10/03/2006            13,021
  1,146,517  FCAR OWNER TRUST SERIES II                                                5.33         08/04/2006         1,141,106
    660,124  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.37         01/25/2007           660,395
     43,977  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.17         08/15/2006            43,699
     21,837  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.26         09/29/2006            21,550
    211,240  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.29         06/18/2007           211,240
    158,562  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN+/-                        5.52         09/18/2006           158,589
    448,726  GEORGE STREET FINANCE LLC                                                 5.31         07/25/2006           447,281
    330,062  GOLDMAN SACHS GROUP INCORPORATED+/-                                       5.46         08/16/2006           330,062

PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    21,454  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                           5.34%        08/18/2006    $       21,450
     11,816  GRAMPIAN FUNDING                                                          4.83         07/03/2006            11,816
    501,695  HARRIER FINANCE FUNDING LLC                                               5.33         08/04/2006           499,327
  1,980,373  JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
             (MATURITY VALUE $1,981,258)                                               5.36         07/03/2006         1,980,373
     66,158  K2 USA LLC SERIES MTN+/-++                                                5.19         07/24/2006            66,160
    844,959  KAUPTHING BANK SERIES MTN+/-++                                            5.33         03/20/2007           844,013
     23,923  KLIO III FUNDING CORPORATION++                                            5.12         07/26/2006            23,842
    177,666  KLIO III FUNDING CORPORATION                                              5.26         08/31/2006           176,111
    203,688  KLIO III FUNDING CORPORATION                                              5.31         07/21/2006           203,150
     14,562  LEGACY CAPITAL LLC                                                        5.34         08/07/2006            14,487
    322,510  LEGACY CAPITAL LLC SERIES A++                                             5.27         07/05/2006           322,417
    264,050  LEGACY CAPITAL LLC SERIES A++                                             5.30         07/19/2006           263,429
  2,034,279  LEXINGTON PARKER CAPITAL CORPORATION                                      5.54         10/05/2006         2,005,657
    132,500  LIBERTY STREET FUNDING CORPORATION                                        5.36         07/24/2006           132,092
     66,514  LIBERTY STREET FUNDING CORPORATION++                                      5.36         07/25/2006            66,300
    462,087  LIQUID FUNDING LIMITED+/-++                                               5.07         12/01/2006           462,087
    356,467  LIQUID FUNDING LIMITED+/-++                                               5.16         08/14/2006           356,467
  1,122,211  LIQUID FUNDING LIMITED++                                                  5.45         07/03/2006         1,122,211
    924,174  MORGAN STANLEY+/-                                                         5.38         10/10/2006           924,174
    660,124  MORGAN STANLEY+/-                                                         5.38         10/30/2006           660,124
    202,988  MORGAN STANLEY SERIES EXL+/-                                              5.23         08/13/2010           203,031
    660,124  MORTGAGE INTEREST NET TRUST SERIES A1P1                                   5.33         07/31/2006           657,418
     19,804  NATIONWIDE BUILDING SOCIETY+/-++                                          5.20         07/21/2006            19,802
     19,804  NORDEA NORTH AMERICA                                                      5.20         07/06/2006            19,795
     26,405  NORTH SEA FUNDING                                                         5.30         11/24/2006            25,836
     11,882  PERRY GLOBAL FUNDING LIMITED SERIES A++                                   5.14         08/10/2006            11,816
    156,119  PERRY GLOBAL FUNDING LIMITED SERIES A++                                   5.29         09/05/2006           154,628
    619,923  RACERS TRUST 2004-6-MM+/-++                                               5.31         05/22/2006           620,030
    330,062  ROYAL BANK OF SCOTLAND PLC+/-++                                           5.22         11/24/2006           330,056
     41,786  ROYAL BANK OF SCOTLAND PLC SERIES REGS+/-                                 5.22         11/24/2006            41,785
    330,062  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.24         12/08/2006           329,973
    264,050  SLM CORPORATION+/-++                                                      5.17         05/04/2007           264,052
    165,388  TANGO FINANCE CORPORATION SERIES MTN+/-++                                 5.19         10/25/2006           165,429
     23,104  THAMES ASSET GLOBAL SECURITIZATION++                                      5.42         08/18/2006            22,947
  1,320,249  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51         07/11/2006         1,320,249
    253,739  TRAVELERS INSURANCE COMPANY+/-                                            5.24         02/09/2007           253,734
    330,062  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+/-++                    5.16         03/09/2007           330,069
    260,089  VERSAILLES CDS LLC++                                                      5.29         08/07/2006           258,747
     26,405  VERSAILLES CDS LLC++                                                      5.34         07/17/2006            26,351
    132,025  VERSAILLES CDS LLC++                                                      5.35         07/20/2006           131,696
     15,777  WHITE PINE FINANCE                                                        5.11         08/04/2006            15,702
    148,409  WHITE PINE FINANCE                                                        5.29         08/11/2006           147,556
    285,517  WHITE PINE FINANCE                                                        5.33         07/17/2006           284,932
      9,295  YORKTOWN CAPITAL                                                          5.13         07/06/2006             9,290

                                                                                                                      41,623,530
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,632,755)                                                            41,632,755
                                                                                                                  --------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                             PORTFOLIO OF INVESTMENTS--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

                                                                                                                      VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $150,968,299)*                        162.50%                                                               $  149,474,496
                                            ------                                                                --------------

OTHER ASSETS AND LIABILITIES, NET           (62.50)                                                                  (57,490,923)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   91,983,573
                                            ======                                                                ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE
SCHEDULE OF TBA SALE COMMITMENTS - (1.50%)
$  (511,000) FHLMC TBA%%                                                               4.50%        07/01/2018    $     (482,256)
   (667,000) FHLMC TBA%%                                                               4.50         07/01/2038          (604,677)
   (328,000) FNMA TBA%%                                                                4.50         07/01/2036          (297,148)

TOTAL TBA SALE COMMITMENTS (TOTAL PROCEEDS $(1,396,126))                                                              (1,384,081)
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                 STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      VT ASSET            VT C&B
                                                                                    ALLOCATION         LARGE CAP      VT DISCOVERY
                                                                                          FUND        VALUE FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................  $271,425,253      $ 28,157,356    $  238,574,195
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................................   111,559,077         1,958,985        15,734,764
   INVESTMENTS IN AFFILIATES ...................................................    13,610,366           624,615         4,988,171
   REPURCHASE AGREEMENTS .......................................................             0                 0                 0
                                                                                  ------------      ------------    --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................   396,594,696        30,740,956       259,297,130
                                                                                  ------------      ------------    --------------
   CASH ........................................................................        50,000            50,000                 0
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................         1,384                 0            23,886
   RECEIVABLE FOR INVESTMENTS SOLD .............................................        69,888                 0         4,658,505
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................     1,888,682            34,148            32,844
                                                                                  ------------      ------------    --------------
TOTAL ASSETS ...................................................................   398,604,650        30,825,104       264,012,365
                                                                                  ------------      ------------    --------------

LIABILITIES
   OPTION WRITTEN, AT VALUE ....................................................             0                 0                 0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....................       665,288                 0                 0
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................        15,718                 0           980,053
   DIVIDENDS PAYABLE ...........................................................             0                 0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................       180,679            11,186           185,922
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................        62,628             4,495            52,103
   PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ................................             0                 0                 0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................................   111,559,077         1,958,985        15,734,764
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................        26,312            15,025            63,761
                                                                                  ------------      ------------    --------------
TOTAL LIABILITIES ..............................................................   112,509,702         1,989,691        17,016,603
                                                                                  ------------      ------------    --------------
TOTAL NET ASSETS ...............................................................  $286,094,948      $ 28,835,413    $  246,995,762
                                                                                  ============      ============    ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................  $283,069,358      $ 30,903,890    $  434,614,471
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................       108,225             6,715        (1,009,599)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................    (2,868,735)       (3,350,649)     (213,246,480)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES .......................................................     6,652,076         1,275,457        26,637,370
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .......................      (865,976)                0                 0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
      AND SHORT SALES ..........................................................             0                 0                 0
                                                                                  ------------      ------------    --------------
TOTAL NET ASSETS ...............................................................  $286,094,948      $ 28,835,413    $  246,995,762
                                                                                  ------------      ------------    --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ................................  $      12.98      $       9.82    $        15.27
   NET ASSETS ..................................................................  $286,094,948      $ 28,835,413    $  246,995,762
   SHARES OUTSTANDING ..........................................................    22,038,966         2,937,182        16,175,618
                                                                                  ------------      ------------    --------------
INVESTMENTS AT COST ............................................................  $389,942,620      $ 29,465,499    $  232,659,760
                                                                                  ============      ============    ==============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) ...................................  $110,564,241      $  1,908,575    $   15,284,609
                                                                                  ============      ============    ==============
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) ..................................  $          0      $          0    $            0
                                                                                  ============      ============    ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES-- JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                              VT          VT LARGE
                                                                                     VT EQUITY     INTERNATIONAL           COMPANY
                                                                                   INCOME FUND         CORE FUND         CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................  $101,311,846      $ 40,720,305    $   23,917,708
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................................     2,747,675           438,080           853,695
   INVESTMENTS IN AFFILIATES ...................................................     1,192,802           767,660           309,526
   REPURCHASE AGREEMENTS .......................................................             0                 0                 0
                                                                                  ------------      ------------    --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................   105,252,323        41,926,045        25,080,929
                                                                                  ------------      ------------    --------------
   CASH ........................................................................        50,000            50,000            50,000
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................             0                 0                 0
   RECEIVABLE FOR INVESTMENTS SOLD .............................................             0                 0           264,363
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................       112,663           140,887            15,773
                                                                                  ------------      ------------    --------------
TOTAL ASSETS ...................................................................   105,414,986        42,116,932        25,411,065
                                                                                  ------------      ------------    --------------

LIABILITIES
   OPTION WRITTEN, AT VALUE ....................................................             0                 0                 0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....................             0                 0                 0
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................             0            97,018           142,309
   DIVIDENDS PAYABLE ...........................................................             0                 0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................        63,362             5,077             6,646
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................        22,495             8,726             3,487
   PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ................................             0                 0                 0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................................     2,747,675           438,080           853,695
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................        18,899            25,006            19,070
                                                                                  ------------      ------------    --------------
TOTAL LIABILITIES ..............................................................     2,852,431           573,907         1,025,207
                                                                                  ------------      ------------    --------------
TOTAL NET ASSETS ...............................................................  $102,562,555      $ 41,543,025    $   24,385,858
                                                                                  ============      ============    ==============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................  $ 83,240,546      $ 31,608,505    $   41,655,048
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................        18,846           476,996            94,510
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................     4,641,189         3,426,095       (16,121,990)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES .......................................................    14,661,974         6,031,429        (1,241,710)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .......................             0                 0                 0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
      AND SHORT SALES ..........................................................             0                 0                 0
                                                                                  ------------      ------------    --------------
TOTAL NET ASSETS ...............................................................  $102,562,555      $ 41,543,025    $   24,385,858
                                                                                  ------------      ------------    --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ................................  $      17.31      $       9.34    $        13.28
   NET ASSETS ..................................................................  $102,562,555      $ 41,543,025    $   24,385,858
   SHARES OUTSTANDING ..........................................................     5,925,467         4,449,233         1,836,197
                                                                                  ------------      ------------    --------------
INVESTMENTS AT COST ............................................................  $ 90,590,349      $ 35,894,244    $   26,322,639
                                                                                  ============      ============    ==============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) ...................................  $  2,688,743      $    434,720    $      836,836
                                                                                  ============      ============    ==============
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) ..................................  $          0      $          0    $            0
                                                                                  ============      ============    ==============

                                                                                      VT LARGE          VT MONEY
                                                                                       COMPANY            MARKET    VT OPPORTUNITY
                                                                                   GROWTH FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................  $109,621,802      $ 41,489,410    $  876,683,292
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................................     4,502,981                 0        75,265,643
   INVESTMENTS IN AFFILIATES ...................................................     1,369,069                 0        42,660,451
   REPURCHASE AGREEMENTS .......................................................             0        11,196,327                 0
                                                                                  ------------      ------------    --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................   115,493,852        52,685,737       994,609,386
                                                                                  ------------      ------------    --------------
   CASH ........................................................................        50,000            50,000             3,993
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................             0                 0             3,292
   RECEIVABLE FOR INVESTMENTS SOLD .............................................             0                 0         8,190,641
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................        33,978           103,318           779,120
                                                                                  ------------      ------------    --------------
TOTAL ASSETS ...................................................................   115,577,830        52,839,055     1,003,586,432
                                                                                  ------------      ------------    --------------

LIABILITIES
   OPTION WRITTEN, AT VALUE ....................................................             0                 0           495,830
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....................             0                 0                 0
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................             0                 0         3,116,072
   DIVIDENDS PAYABLE ...........................................................             0            13,125                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................        69,746            19,395           548,058
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................        22,647            11,329           201,763
   PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ................................             0                 0           199,802
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................................     4,502,981                 0        75,265,643
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................        15,577            41,273           320,833
                                                                                  ------------      ------------    --------------
TOTAL LIABILITIES ..............................................................     4,610,951            85,122        80,148,001
                                                                                  ------------      ------------    --------------
TOTAL NET ASSETS ...............................................................  $110,966,879      $ 52,753,933    $  923,438,431
                                                                                  ============      ============    ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................  $141,920,365      $ 52,752,643    $  603,325,231
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................       (42,172)              307         3,659,784
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................   (27,290,686)              983       181,928,919
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES .......................................................    (3,620,628)                0       134,167,981
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .......................             0                 0                 0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
      AND SHORT SALES ..........................................................             0                 0           356,516
                                                                                  ------------      ------------    --------------
TOTAL NET ASSETS ...............................................................  $110,966,879      $ 52,753,933    $  923,438,431
                                                                                  ------------      ------------    --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ................................  $       8.72      $       1.00    $        24.60
   NET ASSETS ..................................................................  $110,966,879      $ 52,753,933    $  923,438,431
   SHARES OUTSTANDING ..........................................................    12,724,688        52,755,502        37,530,620
                                                                                  ------------      ------------    --------------
INVESTMENTS AT COST ............................................................  $119,114,480      $ 52,685,737    $  860,441,357
                                                                                  ============      ============    ==============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) ...................................  $  4,365,722      $  4,365,722    $   72,815,087
                                                                                  ============      ============    ==============
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) ..................................  $          0      $          0    $    1,052,148
                                                                                  ============      ============    ==============

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                 STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                                VT
                                                                                  VT SMALL CAP      VT SMALL/MID      TOTAL RETURN
                                                                                   GROWTH FUND    CAP VALUE FUND         BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................  $176,031,876      $ 23,540,062    $  101,082,741
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................................    48,085,122                 0        41,632,755
   INVESTMENTS IN AFFILIATES ...................................................       407,751           831,463                 0
   REPURCHASE AGREEMENTS .......................................................             0                 0         6,759,000
                                                                                  ------------      ------------    --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................   224,524,749        24,371,525       149,474,496
                                                                                  ------------      ------------    --------------
   CASH ........................................................................        50,000                 0            51,260
   RECEIVABLE FOR INVESTMENTS SOLD .............................................     1,597,566           104,116        17,873,895
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................        18,473            13,057         3,015,723
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........................             0                53                 0
                                                                                  ------------      ------------    --------------
TOTAL ASSETS ...................................................................   226,190,788        24,488,751       170,415,374
                                                                                  ------------      ------------    --------------

LIABILITIES
   OPTION WRITTEN, AT VALUE ....................................................             0            17,500                 0
   SECURITIES SOLD SHORT, AT FAIR VALUE ........................................             0                 0         1,384,080
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................       774,519           331,691        34,982,098
   DIVIDENDS PAYABLE ...........................................................             0                 0           358,045
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................       139,833                 0            43,978
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................        37,917             3,720            17,966
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................................    48,085,122                 0        41,632,755
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................        21,117            25,345            12,879
                                                                                  ------------      ------------    --------------
TOTAL LIABILITIES ..............................................................    49,058,508           378,256        78,431,801
                                                                                  ------------      ------------    --------------
TOTAL NET ASSETS ...............................................................  $177,132,280      $ 24,110,495    $   91,983,573
                                                                                  ============      ============    ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................  $138,892,757      $ 16,372,768    $   96,018,487
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................      (891,252)         (198,466)          (13,441)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................    27,049,909         5,291,355        (2,539,715)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES .......................................................    12,080,866         2,649,631        (1,493,803)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
      AND SHORT SALES ..........................................................             0            (4,793)           12,045
                                                                                  ------------      ------------    --------------
TOTAL NET ASSETS ...............................................................  $177,132,280      $ 24,110,495    $   91,983,573
                                                                                  ------------      ------------    --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ................................  $       9.34      $      14.76    $         9.57
   NET ASSETS ..................................................................  $177,132,280      $ 24,110,495    $   91,983,573
   SHARES OUTSTANDING ..........................................................    18,970,704         1,633,731         9,614,716
                                                                                  ------------      ------------    --------------
INVESTMENTS AT COST ............................................................  $212,443,883      $ 21,721,955    $  150,968,299
                                                                                  ============      ============    ==============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) ...................................  $ 47,556,988      $          0    $   40,949,766
                                                                                  ============      ============    ==============
PROCEEDS FOR TBA SALE COMMITMENTS (NOTE 2) .....................................  $          0      $          0    $    1,396,126
                                                                                  ============      ============    ==============
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) ..................................  $          0      $     12,707    $            0
                                                                                  ============      ============    ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


114
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

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                                      STATEMENTS OF OPERATIONS--
                              FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      VT ASSET            VT C&B
                                                                                    ALLOCATION         LARGE CAP      VT DISCOVERY
                                                                                          FUND        VALUE FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ................................................................  $  1,596,583      $    253,157    $      356,924
   INTEREST ....................................................................     2,857,178                 0               571
   INCOME FROM AFFILIATED SECURITIES ...........................................       371,619            29,439            81,620
   SECURITIES LENDING INCOME, NET ..............................................        99,921             1,434            14,121
                                                                                  ------------      ------------    --------------
TOTAL INVESTMENT INCOME ........................................................     4,925,301           284,030           453,236
                                                                                  ------------      ------------    --------------

EXPENSES
   ADVISORY FEES ...............................................................       824,202            80,832           955,083
   ADMINISTRATION FEES .........................................................       239,768            23,515           203,751
   CUSTODY FEES ................................................................        29,971             2,939            25,469
   ACCOUNTING FEES .............................................................        16,960            10,608            17,365
   DISTRIBUTION FEES (NOTE 3) ..................................................       374,637            36,742           318,361
   PROFESSIONAL FEES ...........................................................        11,737             8,424            11,714
   REGISTRATION FEES ...........................................................            80                23               500
   SHAREHOLDER REPORTS .........................................................        11,612             3,458             8,960
   TRUSTEES' FEES ..............................................................         3,687             3,687             3,687
   OTHER FEES AND EXPENSES .....................................................        10,300             1,383             3,021
                                                                                  ------------      ------------    --------------
TOTAL EXPENSES .................................................................     1,522,954           171,611         1,547,911
                                                                                  ------------      ------------    --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................       (25,474)          (24,644)          (85,076)
   NET EXPENSES ................................................................     1,497,480           146,967         1,462,835
                                                                                  ------------      ------------    --------------
NET INVESTMENT INCOME (LOSS) ...................................................     3,427,821           137,063        (1,009,599)
                                                                                  ------------      ------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............         1,507           968,359        17,706,432
   FUTURES TRANSACTIONS ........................................................     3,365,545                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................             0                 0                 0
                                                                                  ------------      ------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................     3,367,052           968,359        17,706,432
                                                                                  ------------      ------------    --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............    (6,278,845)          497,314          (530,485)
   FUTURES TRANSACTIONS ........................................................     1,693,923                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................             0                 0                 0
                                                                                  ------------      ------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............    (4,584,922)          497,314          (530,485)
                                                                                  ============      ============    ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................    (1,217,870)        1,465,673        17,175,947
                                                                                  ------------      ------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................  $  2,209,951      $  1,602,736    $   16,166,348
                                                                                  ============      ============    ==============

      (1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................  $          0      $      3,337    $        2,143

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                              VT          VT LARGE
                                                                                     VT EQUITY     INTERNATIONAL           COMPANY
                                                                                   INCOME FUND         CORE FUND         CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ................................................................  $  1,343,181      $    664,790    $      215,065
   INTEREST ....................................................................             0                 0                 0
   INCOME FROM AFFILIATED SECURITIES ...........................................        18,686            20,557             9,958
   SECURITIES LENDING INCOME, NET ..............................................         3,771               203               770
                                                                                  ------------      ------------    --------------
TOTAL INVESTMENT INCOME ........................................................     1,365,638           685,550           225,793
                                                                                  ------------      ------------    --------------

EXPENSES
   ADVISORY FEES ...............................................................       302,556           156,416            73,530
   ADMINISTRATION FEES .........................................................        88,016            33,369            21,391
   CUSTODY FEES ................................................................        11,002            20,855             2,674
   ACCOUNTING FEES .............................................................        12,502            20,320            10,545
   DISTRIBUTION FEES (NOTE 3) ..................................................       137,525            52,139            33,423
   PROFESSIONAL FEES ...........................................................         9,904             7,603             8,856
   REGISTRATION FEES ...........................................................            11                 4                98
   SHAREHOLDER REPORTS .........................................................         3,704             8,367             5,168
   TRUSTEES' FEES ..............................................................         3,687             3,687             3,687
   OTHER FEES AND EXPENSES .....................................................         1,623             2,011             1,337
                                                                                  ------------      ------------    --------------
TOTAL EXPENSES .................................................................       570,530           304,771           160,709
                                                                                  ------------      ------------    --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................       (20,430)          (96,217)          (27,017)
   NET EXPENSES ................................................................       550,100           208,554           133,692
                                                                                  ------------      ------------    --------------
NET INVESTMENT INCOME (LOSS) ...................................................       815,538           476,996            92,101
                                                                                  ------------      ------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............     4,472,951         1,854,451           212,845
   FUTURES TRANSACTIONS ........................................................             0                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................             0                 0                 0
                                                                                  ------------      ------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................     4,472,951         1,854,451           212,845
                                                                                  ------------      ------------    --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............    (2,130,208)          771,746          (834,096)
   FUTURES TRANSACTIONS ........................................................             0                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................             0                 0                 0
                                                                                  ------------      ------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............    (2,130,208)          771,746          (834,096)
                                                                                  ============      ============    ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................     2,342,743         2,626,197          (621,251)
                                                                                  ------------      ------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................  $  3,158,281      $  3,103,193    $     (529,150)
                                                                                  ============      ============    ==============

      (1)  NET OF FOREIGN WITHHOLDING TAXES OF..................................  $      6,014      $     69,379    $            0

                                                                                      VT LARGE          VT MONEY
                                                                                       COMPANY            MARKET    VT OPPORTUNITY
                                                                                   GROWTH FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ................................................................  $    457,916      $          0    $    7,508,823
   INTEREST ....................................................................             0         1,219,287             8,169
   INCOME FROM AFFILIATED SECURITIES ...........................................        70,046                 0         1,231,369
   SECURITIES LENDING INCOME, NET ..............................................         9,241                 0            17,195
                                                                                  ------------      ------------    --------------
TOTAL INVESTMENT INCOME ........................................................       537,203         1,219,287         8,765,556
                                                                                  ------------      ------------    --------------

EXPENSES
   ADVISORY FEES ...............................................................       318,657            76,875         3,559,794
   ADMINISTRATION FEES .........................................................        92,700            41,000           785,780
   CUSTODY FEES ................................................................        11,587             5,125            98,222
   ACCOUNTING FEES .............................................................        12,640            11,121            51,820
   DISTRIBUTION FEES (NOTE 3) ..................................................       144,844            64,063         1,227,781
   PROFESSIONAL FEES ...........................................................         9,516             9,288            19,991
   REGISTRATION FEES ...........................................................            20                40               200
   SHAREHOLDER REPORTS .........................................................         1,859             1,389            20,585
   TRUSTEES' FEES ..............................................................         3,687             3,687             3,737
   OTHER FEES AND EXPENSES .....................................................         1,227             1,285            22,892
                                                                                  ------------      ------------    --------------
TOTAL EXPENSES .................................................................       596,737           213,873         5,790,802
                                                                                  ------------      ------------    --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................       (17,362)          (21,686)         (535,810)
   NET EXPENSES ................................................................       579,375           192,187         5,254,992
                                                                                  ------------      ------------    --------------
NET INVESTMENT INCOME (LOSS) ...................................................       (42,172)        1,027,100         3,510,564
                                                                                  ------------      ------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............     1,170,091               (72)       81,726,083
   FUTURES TRANSACTIONS ........................................................             0                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................             0                 0           920,182
                                                                                  ------------      ------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................     1,170,091               (72)       82,646,265
                                                                                  ------------      ------------    --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............    (9,544,498)                0       (68,398,411)
   FUTURES TRANSACTIONS ........................................................             0                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................             0                 0           354,498
                                                                                  ------------      ------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............    (9,544,498)                0       (68,043,913)
                                                                                  ============      ============    ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................    (8,374,407)              (72)       14,602,352
                                                                                  ------------      ------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................  $ (8,416,579)     $  1,027,028    $   18,112,916
                                                                                  ============      ============    ==============


      (1)  NET OF FOREIGN WITHHOLDING TAXES OF..................................  $     15,756      $          0    $       53,845

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                                      STATEMENTS OF OPERATIONS--
                              FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           VT SMALL CAP         VT SMALL/MID      VT TOTAL RETURN
                                                                            GROWTH FUND       CAP VALUE FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .....................................................    $       76,413       $       78,307       $            0
   INTEREST .........................................................                 0                    0            2,174,611
   INCOME FROM AFFILIATED SECURITIES ................................            30,598                9,043                    0
   SECURITIES LENDING INCOME, NET ...................................            80,876                    0               20,078
                                                                         --------------       --------------       --------------
TOTAL INVESTMENT INCOME .............................................           187,887               87,350            2,194,689
                                                                         --------------       --------------       --------------

EXPENSES
   ADVISORY FEES ....................................................           674,638               92,609              193,661
   ADMINISTRATION FEES ..............................................           143,923               19,757               68,857
   CUSTODY FEES .....................................................            17,990                2,470                8,607
   ACCOUNTING FEES ..................................................            14,145               10,753               11,940
   DISTRIBUTION FEES (NOTE 3) .......................................           224,879               30,870              107,589
   PROFESSIONAL FEES ................................................             9,762               11,593                9,450
   REGISTRATION FEES ................................................                74                   32                    8
   SHAREHOLDER REPORTS ..............................................             3,236               11,456                5,011
   TRUSTEES' FEES ...................................................             3,687                3,687                3,687
   OTHER FEES AND EXPENSES ..........................................             1,407                1,115                  881
                                                                         --------------       --------------       --------------
TOTAL EXPENSES ......................................................         1,093,741              184,342              409,691
                                                                         --------------       --------------       --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................           (14,602)             (43,575)             (22,222)
   NET EXPENSES .....................................................         1,079,139              140,767              387,469
                                                                         --------------       --------------       --------------
NET INVESTMENT INCOME (LOSS) ........................................          (891,252)             (53,417)           1,807,220
                                                                         --------------       --------------       --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
---------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..        24,008,894            2,390,221           (1,465,687)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............                 0              (39,495)                   0
                                                                         --------------       --------------       --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................        24,008,894            2,350,726           (1,465,687)
                                                                         --------------       --------------       --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..        (3,273,606)            (408,574)          (1,109,357)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............                 0               21,883               10,089
                                                                         --------------       --------------       --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .        (3,273,606)            (386,691)          (1,099,268)
                                                                         ==============       ==============       ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............        20,735,288            1,964,035           (2,564,955)
                                                                         --------------       --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....    $   19,844,036       $    1,910,618       $     (757,735)
                                                                         ==============       ==============       ==============

      (1) NET OF FOREIGN WITHHOLDING TAXES OF .......................    $            0       $        6,219       $            0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  VT ASSET ALLOCATION FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $  309,673,169       $  326,373,676

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         3,427,821            6,533,339
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         3,367,052            3,703,766
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................        (4,584,922)           4,825,732
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         2,209,951           15,062,837
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................        (3,374,675)          (6,511,857)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0           (6,949,202)
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (3,374,675)         (13,461,059)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................        10,013,137           23,187,871
   REINVESTMENT OF DISTRIBUTIONS .........................................................         3,375,050           13,460,744
   COST OF SHARES REDEEMED ...............................................................       (35,801,684)         (54,950,900)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........       (22,413,497)         (18,302,285)
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       (23,578,221)         (16,700,507)
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $  286,094,948       $  309,673,169
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................           754,712            1,801,649
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................           258,163            1,042,132
   SHARES REDEEMED .......................................................................        (2,706,977)          (4,264,928)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        (1,694,102)          (1,421,147)
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $      108,225       $       55,079
                                                                                              ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                 VT C&B LARGE CAP VALUE FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $   28,663,756       $   30,286,684

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           137,063              222,351
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................           968,359            4,250,051
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................           497,314           (3,584,156)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         1,602,736              888,246
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................          (130,348)            (226,321)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0                    0
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................          (130,348)            (226,321)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................         4,144,196            7,527,983
   REINVESTMENT OF DISTRIBUTIONS .........................................................           130,348              226,321
   COST OF SHARES REDEEMED ...............................................................        (5,575,275)         (10,039,157)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (1,300,731)          (2,284,853)
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................           171,657           (1,622,928)
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $   28,835,413       $   28,663,756
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................           425,344              813,392
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................            13,354               24,483
   SHARES REDEEMED .......................................................................          (569,431)          (1,088,473)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          (130,733)            (250,598)
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $        6,715       $            0
                                                                                              ==============       ==============

                                                                                                      VT DISCOVERY FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $  250,275,085       $   93,047,848

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................        (1,009,599)          (1,559,009)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................        17,706,432           26,101,116
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          (530,485)           6,142,490
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        16,166,348           30,684,597
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................                 0                    0
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0           (8,101,469)
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                 0           (8,101,469)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................        18,413,619          179,537,035
   REINVESTMENT OF DISTRIBUTIONS .........................................................                 0            8,101,469
   COST OF SHARES REDEEMED ...............................................................       (37,859,290)         (52,994,395)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........       (19,445,671)         134,644,109
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (3,279,323)         157,227,237
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $  246,995,762       $  250,275,085
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................         1,187,897           14,406,806
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                 0              650,199
   SHARES REDEEMED .......................................................................        (2,471,208)          (3,948,021)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        (1,283,311)          11,108,984
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $   (1,009,599)      $            0
                                                                                              ==============       ==============

                                                                                                    VT EQUITY INCOME FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $  114,375,162       $  120,138,117

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           815,538            1,682,226
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         4,472,951            5,822,817
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................        (2,130,208)          (1,474,612)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         3,158,281            6,030,431
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................          (802,150)          (1,696,104)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0                    0
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................          (802,150)          (1,696,104)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................         3,726,083           18,396,659
   REINVESTMENT OF DISTRIBUTIONS .........................................................           802,149            1,696,104
   COST OF SHARES REDEEMED ...............................................................       (18,696,970)         (30,190,045)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........       (14,168,738)         (10,097,282)
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       (11,812,607)          (5,762,955)
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $  102,562,555       $  114,375,162
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................           214,070            1,111,888
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................            46,498              102,059
   SHARES REDEEMED .......................................................................        (1,080,809)          (1,823,349)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          (820,241)            (609,402)
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $       18,846       $        5,458
                                                                                              ==============       ==============

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 VT INTERNATIONAL CORE FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $   39,601,598       $   35,071,405

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           476,996              606,454
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         1,854,451            1,709,193
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................           771,746            1,290,570
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         3,103,193            3,606,217
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................                 0             (741,605)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0           (1,020,677)
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                 0           (1,762,282)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................         5,615,588           16,592,049
   REINVESTMENT OF DISTRIBUTIONS .........................................................                 0            1,762,282
   COST OF SHARES REDEEMED ...............................................................        (6,777,354)         (15,668,073)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (1,161,766)           2,686,258
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         1,941,427            4,530,193
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $   41,543,025       $   39,601,598
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................           609,840            2,001,352
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                 0              212,671
   SHARES REDEEMED .......................................................................          (733,888)          (1,882,902)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          (124,048)             331,121
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $      476,996       $            0
                                                                                              ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                 VT LARGE COMPANY CORE FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $   28,460,417       $   38,054,560

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................            92,101              156,767
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................           212,845            6,924,173
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          (834,096)          (8,137,614)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................          (529,150)          (1,056,674)
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................                 0             (162,985)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0                    0
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                 0             (162,985)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................           478,170              906,354
   REINVESTMENT OF DISTRIBUTIONS .........................................................                 0              162,985
   COST OF SHARES REDEEMED ...............................................................        (4,023,579)          (9,443,823)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (3,545,409)          (8,374,484)
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (4,074,559)          (9,594,143)
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $   24,385,858       $   28,460,417
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................            35,266               68,314
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                 0               11,923
   SHARES REDEEMED .......................................................................          (294,147)            (708,247)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          (258,881)            (628,010)
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $       94,510       $        2,409
                                                                                              ==============       ==============

                                                                                                VT LARGE COMPANY GROWTH FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $  116,002,760       $  107,228,921

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           (42,172)            (226,181)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         1,170,091           (1,564,512)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................        (9,544,498)           7,873,544
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        (8,416,579)           6,082,851
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................                 0             (186,924)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0                    0
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                 0             (186,924)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................        15,045,632           23,235,887
   REINVESTMENT OF DISTRIBUTIONS .........................................................                 0              186,924
   COST OF SHARES REDEEMED ...............................................................       (11,664,934)         (20,544,899)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         3,380,698            2,877,912
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (5,035,881)           8,773,839
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $  110,966,879       $  116,002,760
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................         1,614,234            2,639,508
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                 0               20,631
   SHARES REDEEMED .......................................................................        (1,269,619)          (2,353,988)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..           344,615              306,151
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $      (42,172)      $            0
                                                                                              ==============       ==============

                                                                                                    VT MONEY MARKET FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $   55,503,618       $   58,737,611

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         1,027,100            1,443,539
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................               (72)               1,859
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................                 0                    0
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         1,027,028            1,445,398
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................        (1,027,099)          (1,443,538)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0                    0
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (1,027,099)          (1,443,538)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................        19,775,591           56,243,472
   REINVESTMENT OF DISTRIBUTIONS .........................................................         1,024,684            1,443,538
   COST OF SHARES REDEEMED ...............................................................       (23,549,889)         (60,922,863)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (2,749,614)          (3,235,853)
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (2,749,685)          (3,233,993)
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $   52,753,933       $   55,503,618
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................        19,775,591           56,243,472
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................         1,024,685            1,443,538
   SHARES REDEEMED .......................................................................       (23,549,889)         (60,922,863)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        (2,749,613)          (3,235,853)
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $          307       $          306
                                                                                              ==============       ==============

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     VT OPPORTUNITY FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $1,004,763,346       $1,118,121,068

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         3,510,564             (640,221)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................        82,646,265          133,740,228
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................       (68,043,913)         (58,164,307)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        18,112,916           74,935,700
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................                 0                    0
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0                    0
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                 0                    0
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................        32,718,898           46,087,654
   REINVESTMENT OF DISTRIBUTIONS .........................................................                 0                    0
   COST OF SHARES REDEEMED ...............................................................      (132,156,729)        (234,381,076)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........       (99,437,831)        (188,293,422)
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       (81,324,915)        (113,357,722)
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $  923,438,431       $1,004,763,346
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................         1,304,669            2,025,540
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                 0                    0
   SHARES REDEEMED .......................................................................        (5,260,331)         (10,370,808)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        (3,955,662)          (8,345,268)
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $    3,659,784       $      149,220
                                                                                              ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                  VT SMALL CAP GROWTH FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $  167,033,021       $  180,229,571

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          (891,252)          (1,640,732)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................        24,008,894           19,948,736
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................        (3,273,606)          (8,933,160)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        19,844,036            9,374,844
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................                 0                    0
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0                    0
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                 0                    0
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................         8,094,969            9,800,839
   REINVESTMENT OF DISTRIBUTIONS .........................................................                 0                    0
   COST OF SHARES REDEEMED ...............................................................       (17,839,746)         (32,372,233)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (9,744,777)         (22,571,394)
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        10,099,259          (13,196,550)
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $  177,132,280       $  167,033,021
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................           861,446            1,282,013
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                 0                    0
   SHARES REDEEMED .......................................................................        (1,920,589)          (4,220,207)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        (1,059,143)          (2,938,194)
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $     (891,252)      $            0
                                                                                              ==============       ==============

                                                                                                 VT SMALL/MID CAP VALUE FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $   23,888,622       $   25,989,364

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           (53,417)            (118,161)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         2,350,726            5,721,563
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          (386,691)          (2,083,351)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         1,910,618            3,520,051
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................                 0              (96,372)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0                    0
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................                 0              (96,372)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................         4,757,623            3,225,144
   REINVESTMENT OF DISTRIBUTIONS .........................................................                 0               96,372
   COST OF SHARES REDEEMED ...............................................................        (6,446,368)          (8,845,937)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (1,688,745)          (5,524,421)
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................           221,873           (2,100,742)
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $   24,110,495       $   23,888,622
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................           323,089              259,733
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                 0                8,245
   SHARES REDEEMED .......................................................................          (437,596)            (728,641)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          (114,507)            (460,663)
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $     (198,466)      $     (145,049)
                                                                                              ==============       ==============

                                                                                                  VT TOTAL RETURN BOND FUND
                                                                                            -------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $   85,444,520       $   76,682,692

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         1,807,220            2,903,887
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................        (1,465,687)            (724,565)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................        (1,099,268)            (681,452)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................          (757,735)           1,497,870
                                                                                              --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................        (1,825,290)          (2,987,277)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                 0             (342,527)
                                                                                              --------------       --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (1,825,290)          (3,329,804)
                                                                                              --------------       --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................        17,981,123           30,845,348
   REINVESTMENT OF DISTRIBUTIONS .........................................................         1,484,854            3,326,107
   COST OF SHARES REDEEMED ...............................................................       (10,343,899)         (23,577,693)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         9,122,078           10,593,762
                                                                                              ==============       ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         6,539,053            8,761,828
                                                                                              ==============       ==============
ENDING NET ASSETS ........................................................................    $   91,983,573       $   85,444,520
                                                                                              --------------       --------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................         1,859,813            3,090,488
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................           152,975              333,520
   SHARES REDEEMED .......................................................................        (1,066,124)          (2,363,403)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..           946,664            1,060,605
                                                                                              ==============       ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $      (13,441)      $        4,629
                                                                                              ==============       ==============

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                    BEGINNING              NET              AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                    NET ASSET       INVESTMENT       UNREALIZED         FROM NET         FROM NET
                                                    VALUE PER           INCOME   GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                        SHARE           (LOSS)      INVESTMENTS           INCOME            GAINS
---------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $    13.05             0.15            (0.07)           (0.15)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $    12.97             0.27             0.37            (0.27)           (0.29)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $    12.51             0.26             0.86            (0.26)           (0.40)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    10.41             0.18             2.10            (0.18)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    12.32             0.21            (1.78)           (0.23)           (0.11)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    13.82             0.20            (1.17)           (0.20)           (0.33)

VT C&B LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $     9.34             0.04             0.48            (0.04)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $     9.13             0.07             0.21            (0.07)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $     8.34             0.14             0.79            (0.14)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $     6.75             0.12             1.59            (0.12)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $     9.02             0.10            (2.27)           (0.10)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $     9.70             0.06            (0.68)           (0.06)            0.00

VT DISCOVERY FUND(SM)
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $    14.34            (0.06)            0.99             0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $    14.65            (0.09)            1.09             0.00            (1.31)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $    12.66            (0.13)            2.12             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $     9.08            (0.04)            3.62             0.00             0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    10.32            (0.01)           (1.23)            0.00             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    11.88            (0.02)            0.63            (0.08)           (2.09)

VT EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $    16.96             0.13             0.35            (0.13)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $    16.33             0.24             0.63            (0.24)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $    14.93             0.24             1.40            (0.24)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    12.32             0.21             2.95            (0.21)           (0.34)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    15.52             0.21            (3.19)           (0.22)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    17.01             0.16            (1.09)           (0.15)           (0.41)

VT INTERNATIONAL CORE FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $     8.66             0.11             0.57             0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $     8.27             0.13             0.64            (0.16)           (0.22)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $     7.56             0.06             0.67            (0.02)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $     5.77             0.02             1.79            (0.02)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $     7.50             0.02            (1.74)           (0.01)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $     8.94             0.02            (1.46)            0.00             0.00

VT LARGE COMPANY CORE FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $    13.58             0.05            (0.35)            0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $    13.97             0.08            (0.39)           (0.08)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $    12.89             0.00             1.08             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    10.43            (0.05)            2.51             0.00             0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    14.08            (0.02)           (3.62)           (0.01)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    19.06             0.01            (3.65)            0.00            (1.34)

VT LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $     9.37             0.00            (0.65)            0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $     8.88            (0.02)            0.53            (0.02)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $     8.60             0.02             0.26             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $     6.81            (0.03)            1.82             0.00             0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $     9.46            (0.05)           (2.60)            0.00             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    11.96            (0.04)           (2.46)            0.00             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                        ENDING
                                                                     NET ASSET
                                                       RETURN        VALUE PER
                                                   OF CAPITAL            SHARE
------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $    12.98
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $    13.05
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $    12.97
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $    12.51
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $    10.41
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $    12.32

VT C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $     9.82
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $     9.34
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $     9.13
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $     8.34
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $     6.75
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $     9.02

VT DISCOVERY FUND(SM)
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $    15.27
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $    14.34
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $    14.65
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $    12.66
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $     9.08
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $    10.32

VT EQUITY INCOME FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $    17.31
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $    16.96
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $    16.33
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $    14.93
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $    12.32
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $    15.52

VT INTERNATIONAL CORE FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $     9.34
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $     8.66
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $     8.27
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $     7.56
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $     5.77
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $     7.50

VT LARGE COMPANY CORE FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $    13.28
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $    13.58
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $    13.97
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $    12.89
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $    10.43
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $    14.08

VT LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $     8.72
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $     9.37
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $     8.88
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $     8.60
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $     6.81
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $     9.46


                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                               -----------------------------------------------------------------
                                               NET INVESTMENT            GROSS         EXPENSES              NET
                                                INCOME (LOSS)      EXPENSES(2)        WAIVED(2)      EXPENSES(2)
----------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         1.13%            1.02%           (0.02)%           1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         2.06%            1.04%           (0.04)%           1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         2.08%            1.02%           (0.02)%           1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         1.64%            1.02%           (0.02)%           1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         1.90%            1.02%           (0.02)%           1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         1.64%            1.04%           (0.04)%           1.00%

VT C&B LARGE CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.46%            1.17%           (0.17)%           1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.76%            1.17%           (0.17)%           1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         1.58%            1.19%           (0.19)%           1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         1.62%            1.20%           (0.20)%           1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         1.19%            1.27%           (0.27)%           1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.55%            1.16%           (0.16)%           1.00%

VT DISCOVERY FUND(SM)
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...        (0.39)%           1.22%           (0.07)%           1.15%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        (0.76)%           1.26%           (0.08)%           1.18%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        (0.92)%           1.23%           (0.04)%           1.19%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        (0.36)%           1.24%           (0.11)%           1.13%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........        (0.12)%           1.25%           (0.06)%           1.19%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        (0.20)%           1.24%           (0.02)%           1.22%

VT EQUITY INCOME FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.74%            1.04%           (0.04)%           1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         1.43%            1.05%           (0.05)%           1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         1.59%            1.03%           (0.03)%           1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         1.59%            1.06%           (0.06)%           1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         1.46%            1.09%           (0.09)%           1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         1.05%            1.23%           (0.23)%           1.00%

VT INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         1.13%            1.46%           (0.46)%           1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         1.61%            1.41%           (0.41)%           1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.87%            1.42%           (0.42)%           1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.69%            1.59%           (0.59)%           1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.71%            3.26%           (2.26)%           1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.48%            7.21%           (6.21)%           1.00%

VT LARGE COMPANY CORE FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.34%            1.20%           (0.20)%           1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.49%            1.13%           (0.13)%           1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        (0.03)%           1.13%           (0.13)%           1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        (0.44)%           1.13%           (0.13)%           1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........        (0.14)%           1.14%           (0.14)%           1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.08%            1.27%           (0.27)%           1.00%

VT LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...        (0.04)%           1.03%           (0.03)%           1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        (0.21)%           1.05%           (0.05)%           1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.18%            1.05%           (0.05)%           1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        (0.46)%           1.06%           (0.06)%           1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........        (0.56)%           1.08%           (0.08)%           1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        (0.47)%           1.01%           (0.03)%           0.98%


                                                                     PORTFOLIO    NET ASSETS AT
                                                        TOTAL         TURNOVER    END OF PERIOD
                                                    RETURN(3)             RATE  (000'S OMITTED)
-----------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.61%               1%      $  286,095
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         4.99%               2%      $  309,673
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         9.34%               5%      $  326,374
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        22.09%               7%      $  290,723
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (12.85)%             16%      $  212,574
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        (6.96)%             25%      $  255,938

VT C&B LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         5.61%              19%      $   28,835
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         3.11%             106%      $   28,664
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        11.22%              16%      $   30,287
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        25.57%              20%      $   29,482
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (24.09)%             98%      $   25,124
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        (6.39)%            107%      $   38,721

VT DISCOVERY FUND(SM)
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         6.49%              60%      $  246,996
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         8.27%             144%      $  250,275
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        15.72%             168%      $   93,048
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        39.43%             293%      $   94,115
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (12.02)%            417%      $   84,761
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         4.08%             503%      $  121,495

VT EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         2.84%               4%      $  102,563
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         5.38%              23%      $  114,375
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        11.08%              13%      $  120,138
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        26.21%              15%      $  103,157
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (19.26)%             16%      $   78,400
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        (5.41)%              5%      $  106,199

VT INTERNATIONAL CORE FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         7.85%              22%      $   41,543
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         9.67%              53%      $   39,602
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         9.63%             115%      $   35,071
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        31.46%              90%      $   22,033
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (22.92)%             54%      $    9,316
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........       (16.09)%             41%      $    4,946

VT LARGE COMPANY CORE FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...        (2.21)%              8%      $   24,386
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        (2.24)%            112%      $   28,460
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         8.38%              45%      $   38,055
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        23.59%              58%      $   43,384
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (25.84)%            120%      $   42,644
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........       (19.21)%             50%      $   73,631

VT LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...        (6.94)%              2%      $  110,967
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         5.70%              11%      $  116,003
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         3.26%              15%      $  107,229
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        26.28%              10%      $   96,802
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (28.01)%             18%      $   69,108
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........       (20.88)%             14%      $  104,888

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                    BEGINNING              NET              AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                    NET ASSET       INVESTMENT       UNREALIZED         FROM NET         FROM NET
                                                    VALUE PER           INCOME   GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                        SHARE           (LOSS)      INVESTMENTS           INCOME            GAINS
---------------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $     1.00             0.02             0.00            (0.02)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $     1.00             0.03             0.00            (0.03)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $     1.00             0.01             0.00            (0.01)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $     1.00             0.01             0.00            (0.01)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $     1.00             0.01             0.00            (0.01)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $     1.00             0.04             0.00            (0.04)            0.00

VT OPPORTUNITY FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $    24.22             0.10             0.28             0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $    22.45            (0.02)            1.79             0.00             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $    18.99            (0.05)            3.51             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    13.87            (0.02)            5.15            (0.01)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    19.45             0.01            (5.21)           (0.07)           (0.31)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    23.94             0.04            (0.94)           (0.07)           (3.52)

VT SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $     8.34            (0.05)            1.05             0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $     7.85            (0.08)            0.57             0.00             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $     6.90            (0.06)            1.01             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $     4.85            (0.04)            2.09             0.00             0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $     7.85            (0.04)           (2.96)            0.00             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    10.38            (0.04)           (2.49)            0.00             0.00

VT SMALL/MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $    13.66            (0.04)            1.14             0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $    11.77            (0.06)            2.00            (0.05)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $    10.08            (0.03)            1.72             0.00             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $     7.29             0.00             2.80            (0.01)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    10.19             0.01            (2.36)           (0.04)           (0.51)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $     9.79             0.04             0.36             0.00             0.00

VT TOTAL RETURN BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...   $     9.86             0.20            (0.29)           (0.20)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........   $    10.08             0.36            (0.17)           (0.37)           (0.04)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $    10.66             0.34             0.10            (0.34)           (0.68)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    10.38             0.45             0.41            (0.45)           (0.13)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    10.24             0.61             0.16            (0.61)           (0.02)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    10.14             0.64             0.10            (0.64)            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                        ENDING
                                                                     NET ASSET
                                                       RETURN        VALUE PER
                                                   OF CAPITAL            SHARE
------------------------------------------------------------------------------
VT MONEY MARKET FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $     1.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $     1.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $     1.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $     1.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $     1.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $     1.00

VT OPPORTUNITY FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $    24.60
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $    24.22
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $    22.45
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $    18.99
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $    13.87
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $    19.45

VT SMALL CAP GROWTH FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $     9.34
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $     8.34
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $     7.85
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $     6.90
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $     4.85
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $     7.85

VT SMALL/MID CAP VALUE FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $    14.76
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $    13.66
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $    11.77
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $    10.08
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $     7.29
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $    10.19

VT TOTAL RETURN BOND FUND
------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.00       $     9.57
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00       $     9.86
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00       $    10.08
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00       $    10.66
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00       $    10.38
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.00       $    10.24

                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                               -----------------------------------------------------------------
                                               NET INVESTMENT            GROSS         EXPENSES              NET
                                                INCOME (LOSS)      EXPENSES(2)        WAIVED(2)      EXPENSES(2)
----------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         1.99%            0.83%           (0.08)%           0.75%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         2.53%            0.82%           (0.07)%           0.75%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.68%            0.87%           (0.12)%           0.75%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.51%            0.89%           (0.14)%           0.75%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         1.24%            0.73%           (0.01)%           0.72%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         3.46%            0.73%           (0.00)%           0.73%

VT OPPORTUNITY FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         0.35%            1.18%           (0.11)%           1.07%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        (0.06)%           1.32%           (0.21)%           1.11%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        (0.22)%           1.41%           (0.35)%           1.06%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        (0.13)%           1.40%           (0.31)%           1.09%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.11%            1.38%           (0.29)%           1.09%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.36%            1.35%           (0.25)%           1.10%

VT SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...        (0.49)%           1.22%           (0.02)%           1.20%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        (0.99)%           1.24%           (0.04)%           1.20%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        (0.91)%           1.24%           (0.04)%           1.20%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        (0.91)%           1.25%           (0.05)%           1.20%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........        (0.92)%           1.32%           (0.12)%           1.20%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        (0.85)%           1.32%           (0.14)%           1.18%

VT SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...        (0.21)%           1.49%           (0.35)%           1.14%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        (0.49)%           1.48%           (0.33)%           1.15%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        (0.29)%           1.49%           (0.37)%           1.12%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        (0.07)%           1.61%           (0.48)%           1.13%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.08%            1.42%           (0.24)%           1.18%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         0.45%            1.34%           (0.14)%           1.20%

VT TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         2.08%            0.95%           (0.05)%           0.90%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         3.58%            0.96%           (0.06)%           0.90%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         3.34%            0.96%           (0.06)%           0.90%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         4.17%            0.97%           (0.07)%           0.90%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         5.97%            1.02%           (0.12)%           0.90%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         6.20%            1.14%           (0.24)%           0.90%

                                                                     PORTFOLIO    NET ASSETS AT
                                                        TOTAL         TURNOVER    END OF PERIOD
                                                    RETURN(3)             RATE  (000'S OMITTED)
-----------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         2.00%             N/A       $   52,754
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         2.55%             N/A       $   55,504
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.70%             N/A       $   58,738
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.50%             N/A       $   81,583
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         1.25%             N/A       $   96,274
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         3.73%             N/A       $  105,360

VT OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         1.57%              21%      $  923,438
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         7.88%              41%      $1,004,763
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        18.22%              40%      $1,019,885
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        37.01%              56%      $1,021,895
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (26.82)%             69%      $  861,525
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        (3.70)%             93%      $1,283,453

VT SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...        11.99%              79%      $  177,132
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         6.24%             128%      $  167,033
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        13.77%             175%      $  180,230
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        42.27%             191%      $  138,151
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (38.22)%            243%      $   68,349
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........       (24.37)%            218%      $   57,216

VT SMALL/MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...         8.05%              38%      $   24,110
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        16.50%             112%      $   23,889
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        16.77%              72%      $   25,989
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        38.39%              71%      $   27,713
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (23.16)%             70%      $   24,045
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         4.12%              61%      $   33,334

VT TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) ...        (0.88)%            350%(4)   $   91,984
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         1.90%             714%(4)   $   85,445
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         4.39%             773%      $   76,683
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         8.40%             619%      $   70,988
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         7.75%              82%      $   68,499
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........         7.41%              69%      $   72,920

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2)   These ratios do not include expenses from the Underlying Funds.

(3) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(4)   Portfolio turnover ratio excluding TBAs is 177%.

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2006, the Trust consists of 12 separate funds (each, a "Fund", collectively, the "Funds"). These financial statements present the VT Asset Allocation Fund, VT C&B Large Cap Value Fund (formerly named the Equity Value Fund), VT Discovery Fund, VT Equity Income Fund, VT International Core Fund (formerly named the International Equity Fund), VT Large Company Core Fund (formerly named the Growth Fund), VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund (formerly named the Multi Cap Value Fund), and VT Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                 Before Reorganization          After Reorganization
                                           ----------------------------------   --------------------
                                            Target Fund        Target Fund*       Acquiring Fund**
                                                                                    Wells Fargo
                                           Strong Mid Cap    Strong Discovery       Advantage VT
Fund                                       Growth II Fund        II Fund           Discovery Fund
-----------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------
  INVESTOR CLASS                               10,722,956         6,693,290           20,101,904
-----------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------
  INVESTOR CLASS                           $  165,962,549     $  82,844,918       $  248,807,467
-----------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation)   $    3,934,203     $  10,571,216       $   14,505,419
-----------------------------------------------------------------------------------------------------
  Accumulated net realized losses           ($256,263,207)        ($112,951)       ($256,376,158)

*     Designates the accounting survivor.

** The Acquiring Fund does not have an Investor Class. The Target Fund Investor Class shares were acquired by an unnamed single class share of the Acquiring Fund.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code.

             Acquiring Funds                                                       Target Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND            STRONG OPPORTUNITY II FUND ADVISOR CLASS AND INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND                  STRONG MULTI-CAP VALUE II FUND INVESTOR CLASS

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund values its shares at 4:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, for the VT Discovery, VT International Core, VT Large Company Core, VT Large Company Growth, VT Opportunity, VT Small Cap Growth and VT Small/Mid Cap Value Funds is declared and distributed to shareholders annually. Net investment income, if any, for the VT Asset Allocation, VT C&B Large Value and VT Equity Income Funds is declared and distributed quarterly. Net investment income, if any, for the VT Money Market and VT Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2006.

      At December 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                              Year Expires       Capital Loss Carryforwards
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND           2010                  $  2,163,945
                                      2011                     1,929,288
                                      2012                       205,838
--------------------------------------------------------------------------------
VT DISCOVERY FUND                     2008                   135,870,302
                                      2009                    94,527,114
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND            2009                        72,486
                                      2010                    14,395,487
                                      2011                     1,781,980
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND          2009                     6,092,101
                                      2010                    14,881,364
                                      2011                     2,858,910
                                      2012                     1,003,450
                                      2013                     2,022,267
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND             2013                       523,334
--------------------------------------------------------------------------------

      At December 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                         Deferred Post-October
Fund                                                         Capital Loss
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                                   $      1,222
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                                         415,227

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At June 30, 2006, the Fund(s) had no open forward foreign currency contracts.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2006, the following Fund(s) held futures contracts:

                                                                                           Net Unrealized
                                                                            Notional        Appreciation
Fund                       Contracts       Type        Expiration Date   Contract Amount   (Depreciation)
----------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND   209 long    S&P 500 Index   September 2006      $67,872,750      ($1,024,100)
                            1 Long     S&P 500 Index   September 2006          316,875            2,975
                            3 Long     S&P 500 Index   September 2006          960,673           (1,123)
                            4 Long     S&P 500 Index   September 2006        1,280,700           (1,300)
                            1 Long     S&P 500 Index   September 2006          317,125            2,725
                            1 Long     S&P 500 Index   September 2006          311,870            7,980
                            1 Long     S&P 500 Index   September 2006          309,075           10,775
                            2 Long     S&P 500 Index   September 2006          633,100            6,600
                            7 Long     S&P 500 Index   September 2006        2,208,150           30,800
                            3 Long     S&P 500 Index   September 2006          945,077           14,473
                            1 Long     U.S Long Bond   September 2006          106,531              125
                            5 Long     U.S Long Bond   September 2006          531,563            1,719
                            3 Long     U.S Long Bond   September 2006          321,000           (1,031)
                            13 Long    U.S Long Bond   September 2006        1,386,531                0
                            5 Long     U.S Long Bond   September 2006          529,688            3,594
                            7 Long     U.S Long Bond   September 2006          752,227           (5,633)
                            2 Long     U.S Long Bond   September 2006          211,813            1,500
                            5 Long     U.S Long Bond   September 2006          529,375            3,906
                            8 Long     U.S Long Bond   September 2006          853,250                0
                            8 Long     U.S Long Bond   September 2006          855,250           (2,000)
                           16 Short    U.S Long Bond   September 2006        1,716,000            9,500
                           12 Short    U.S Long Bond   September 2006        1,278,000           (1,875)
                           635 Short   U.S Long Bond   September 2006       67,801,133           74,414
----------------------------------------------------------------------------------------------------------

TBA SALE COMMITMENTS

      The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at year ended June 30, 2006, are listed after the Fund's Portfolio of Investments.

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury,

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank, N.A. received 35% of the revenue earned on the securities lending activities and incurred all expenses. The value of the securities on loan and the value of the related collateral at June 30, 2006 are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      Certain Funds may enter into customized equity basket swaps ("Equity Swaps") to manage their exposure to the equity markets. In these transactions, the Funds enter into an agreement with a counterparty to receive/pay the return/loss on a customized basket of equity securities (the "Notional"). In exchange, the Fund pays/receives interest plus any losses/less any gains on the notional amount. Equity swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying basket of securities, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Equity swap contracts outstanding at period ended June 30, 2006, are listed below:

                          Swap         Notional     Interest Rate/     Interest Rate/     Maturity    Net Unrealized
Fund                  Counter Party    Principal    Index Received       Index Paid         Date       Gain/(Loss)
---------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND      Lehman       $19,898,574   Market Value     Notional Amount      16-Apr-07     (199,802)
                         Brothers                   Appreciation     x (3 Months USD
                         Finance                    on Customize     Libor plus 30 bps)
                                                    Stock Index*     plus Market Value
                                                                     Depreciation on
                                                                     Customized Stock
                                                                     Index
---------------------------------------------------------------------------------------------------------------------

* Customized Stock Index consists of the following basket of common stocks valued as of July 3, 2006: Viacom Incorporated, AFLAC Incorporated, Carnival Corporation, Unitedhealthcare Group Incorporated, Morgan Stanley, Abbott Laboratories, CBS Corporation, Time Warner Incorporated, Bank of New York Company Incorporated, The Home Depot Incorporated, Amgen Incorporated, Yahoo! Incorporated, Bristol-Myers Squibb Company and Kellogg Company.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Written options transactions during the period ended June 30, 2006, were as follows:

                                                   VT Opportunity Fund
                                               ---------------------------
                                                                  Premiums
                                               Contracts          Received
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
--------------------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                    (4,755)        ($847,957)
--------------------------------------------------------------------------------
OPTIONS WRITTEN                                  (22,249)       (1,473,884)
--------------------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS         9,510         1,269,693
--------------------------------------------------------------------------------
OPTIONS EXPIRED                                        0                 0
--------------------------------------------------------------------------------
OPTIONS EXERCISED                                      0                 0
--------------------------------------------------------------------------------
OPTIONS AT END OF PERIOD                         (17,494)      ($1,052,148)
--------------------------------------------------------------------------------

                                               VT Small/Mid Cap Value Fund
                                               ---------------------------
                                                                  Premiums
                                               Contracts          Received
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
--------------------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                      (205)         ($37,774)
--------------------------------------------------------------------------------
OPTIONS WRITTEN                                     (345)          (92,727)
--------------------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS           500           114,474
--------------------------------------------------------------------------------
OPTIONS EXPIRED                                       10             3,320
--------------------------------------------------------------------------------
OPTIONS EXERCISED                                      0                 0
--------------------------------------------------------------------------------
OPTIONS AT END OF PERIOD                             (40)         ($12,707)
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                               Advisory Fee                                            Subadvisory Fee**
                          Average Daily        (% of Average                         Average Daily       (% of Average
Fund                        Net Assets       Daily Net Assets)     Subadviser          Net Assets      Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------------
VT ASSET               First $500 million         0.550              Wells        First $100 million         0.150
ALLOCATION FUND         Next $500 million         0.500             Capital        Next $100 million         0.125
                          Next $2 billion         0.450            Management      Over $200 million         0.100
                          Next $2 billion         0.425           Incorporated
                          Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------
VT C&B LARGE           First $500 million         0.550             Cooke &       First $250 million         0.450
CAP VALUE FUND          Next $500 million         0.500             Bieler,        Next $250 million         0.400
                          Next $2 billion         0.450               L.P.         Next $250 million         0.350
                          Next $2 billion         0.425                            Over $750 million         0.300
                          Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND*     First $500 million         0.750              Wells        First $100 million         0.450
                        Next $500 million         0.700             Capital        Next $100 million         0.400
                          Next $2 billion         0.650            Management      Over $200 million         0.350
                          Next $2 billion         0.625           Incorporated
                          Over $5 billion         0.600
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                               Advisory Fee                                            Subadvisory Fee**
                          Average Daily        (% of Average                        Average Daily        (% of Average
Fund                        Net Assets       Daily Net Assets)     Subadviser         Net Assets       Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------------
VT EQUITY              First $500 million         0.550               Wells       First $100 million         0.350
INCOME FUND             Next $500 million         0.500              Capital       Next $100 million         0.300
                          Next $2 billion         0.450            Management      Next $300 million         0.200
                          Next $2 billion         0.425           Incorporated     Over $500 million         0.150
                          Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------
VT INTERNATIONAL       First $500 million         0.750             New Star       First $50 million         0.350
CORE FUND               Next $500 million         0.700           Institutional    Next $500 million         0.290
                          Next $2 billion         0.650             Managers       Over $550 million         0.200
                          Next $2 billion         0.625              Limited
                          Over $5 billion         0.600
-------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY       First $500 million         0.550              Matrix        First $50 million         0.200
CORE FUND               Next $500 million         0.500               Asset         Over $50 million         0.160
                          Next $2 billion         0.450             Advisors
                          Next $2 billion         0.425           Incorporated
                          Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY       First $500 million         0.550             Peregrine      First $25 million         0.750
GROWTH FUND             Next $500 million         0.500              Capital        Next $25 million         0.600
                          Next $2 billion         0.450            Management      Next $225 million         0.500
                          Next $2 billion         0.425           Incorporated     Over $275 million         0.300
                          Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------
VT MONEY               First $500 million         0.300               Wells         First $1 billion         0.050
MARKET FUND             Next $500 million         0.300              Capital         Next $2 billion         0.030
                          Next $2 billion         0.275            Management        Next $3 billion         0.020
                          Next $2 billion         0.275           Incorporated       Over $6 billion         0.010
                          Over $5 billion         0.250
-------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY         First $500 million         0.750               Wells       First $100 million         0.450
FUND*                   Next $500 million         0.700              Capital       Next $100 million         0.400
                          Next $2 billion         0.650            Management      Over $200 million         0.300
                          Next $2 billion         0.625           Incorporated
                          Over $5 billion         0.600
-------------------------------------------------------------------------------------------------------------------------
VT SMALL CAP           First $500 million         0.750               Wells       First $100 million         0.550
GROWTH FUND             Next $500 million         0.700              Capital       Next $100 million         0.500
                          Next $2 billion         0.650            Management      Over $200 million         0.400
                          Next $2 billion         0.625           Incorporated
                          Over $5 billion         0.600
-------------------------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP       First $500 million         0.750               Wells       First $100 million         0.450
VALUE FUND*             Next $500 million         0.700              Capital       Next $100 million         0.400
                          Next $2 billion         0.650            Management      Over $200 million         0.350
                          Next $2 billion         0.625           Incorporated
                          Over $5 billion         0.600
-------------------------------------------------------------------------------------------------------------------------
VT TOTAL RETURN        First $500 million         0.450               Wells       First $100 million         0.200
BOND FUND               Next $500 million         0.400              Capital       Next $200 million         0.175
                          Next $2 billion         0.350            Management      Next $200 million         0.150
                          Next $2 billion         0.325           Incorporated     Over $500 million         0.100
                          Over $5 billion         0.300
-------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

* Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to each of the predecessor Strong Funds. From January 1, 2005, through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds. Both SCM and Funds Management, for their respective periods of time were entitled to receive an annual fee at the following rates:

                                                              (% of Average
Fund                          Average Daily Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------
VT DISCOVERY FUND                 all asset levels                1.000
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND               First $4 billion                0.750
                                   Next $2 billion                0.725
                                   Over $6 billion                0.700
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND       First $4 billion                0.750
                                   Next $2 billion                0.725
                                   Over $6 billion                0.700
--------------------------------------------------------------------------------

** The Subadvisory fees shown for Wells Capital Management are effective January 1, 2006. Prior to January 1, 2006, the investment subadviser was entitled to be paid a monthly fee at the following rates:

                                                                                 Subadvisory Fee
                                                            Average Daily        (% of Average
Fund                                Subadviser                Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND           Wells Capital          First $100 billion          0.150
                              Management Incorporated      Over $100 billion          0.100
--------------------------------------------------------------------------------------------------
VT DISCOVERY FUND                  Wells Capital          First $200 million          0.350
                              Management Incorporated      Over $200 million          0.300
--------------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND              Wells Capital          First $200 million          0.250
                              Management Incorporated      Next $200 million          0.200
                                                           Over $400 million          0.150
--------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND               Wells Capital            First $1 billion          0.050
                              Management Incorporated        Over $1 billion          0.040
--------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                Wells Capital          First $200 million          0.350
                              Management Incorporated      Over $200 million          0.300
--------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND           Wells Capital          First $200 million          0.250
                              Management Incorporated      Over $200 million          0.200
--------------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND        Wells Capital          First $200 million          0.350
                              Management Incorporated      Over $200 million          0.300
--------------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND          Wells Capital          First $400 million          0.150
                              Management Incorporated      Next $400 million          0.125
                                                           Over $800 million          0.100
--------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                              (% of Average
Fund                          Average Daily Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------
ALL FUNDS*                        First $5 billion                 0.16
                                   Next $5 billion                 0.15
                                  Over $10 billion                 0.14
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

* For the VT Opportunity Fund, VT Small/Mid Cap Value Fund and VT Discovery Fund, these rates are effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                            Administration Fee
                                                              (% of Average
Fund                                                        Daily Net Assets)
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                                0.30
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                        0.30

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust.

      For the VT Discovery Fund, VT Small/Mid Cap Value Fund and VT Opportunity Fund, the agreement with BFDS was entered into on March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. BFDS is entitled to receive fees from the administrator for its services as transfer agent. For the predecessor Strong Funds transfer agent fees were paid by the Funds themselves prior to April 11, 2005. For financial statement presentation, transfer agent fees for the period January 1, 2005, through April 11, 2005, as shown below have been combined with administration fees.

                                                           Transfer Agent Fees
                                                                and Other
Fund                                                        Related Expenses
--------------------------------------------------------------------------------
VT DISCOVERY FUND                                              $   36,372
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                             1,006,643
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                        16,138
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                (% of Average
Fund                                                          Daily Net Assets)
--------------------------------------------------------------------------------
ALL VARIABLE TRUST FUNDS (EXCEPT VT INTERNATIONAL CORE FUND)         0.02
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                           0.10

      Prior to February 28, 2005, State Street served as custodian for the Strong Opportunity Fund II. Prior to March 28, 2005, State Street served as custodian for Strong Multi Cap Value Fund II. Prior to April 25, 2005, State Street served as custodian for the Strong Discovery Fund II. State Street was entitled to receive a fee that was substantially transaction-based.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Fund(s), pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets. Prior to April 11, 2005, the Strong Opportunity Fund II adopted a 12b-1 distribution plan under the 1940 Act on behalf of its Advisor Class shares. Under this plan, Strong Investments, Inc. was paid an annual rate of 0.25% of average daily net assets of the Advisor class shares of the Strong Opportunity Fund II.

      For the period ended June 30, 2006, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to February 28, 2005, State Street served as fund accountant for the Strong Opportunity Fund II. Prior to March 28, 2005, State Street served as fund accountant for the Strong Multi Cap Value Fund II. Prior to April 11, 2005, State Street served as the fund accountant for the Strong Discovery Fund II and the Strong Mid Cap Growth Fund
II. Fund accounting fees were paid by the funds' administrator through April 10, 2005, and not by the funds. From April 11, 2005, to April 22, 2005, State Street served as interim fund accountant for the Discovery Fund and was entitled to receive an annual asset based fee, a fixed fund accounting base fee and certain out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended December 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from January 1, 2006, through June 30, 2006, were as follows:

                                                                 Net Operating
Fund                                                             Expense Ratios
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                                             1.00%
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                                          1.00%
--------------------------------------------------------------------------------
VT DISCOVERY FUND*                                                   1.15%
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                                                1.00%
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                           1.00%
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                                           1.00%
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                                         1.00%
--------------------------------------------------------------------------------
VT MONEY MARKET FUND                                                 0.75%
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND*                                                 1.07%
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                                             1.20%
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND*                                         1.14%
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                                            0.90%

* The rates for these funds were in effect from April 11, 2005, through June 30, 2006. Prior to April 11, 2005, the Strong Funds' adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, the predecessor adviser, Strong Capital Management, Inc. ("SCM") had contractually agreed to waive fees and/or absorb expenses in the amount of 0.033% for the Strong Discovery Fund II, Strong Multi Cap Value Fund II and Strong Opportunity Fund II from May 21, 2004, to May 21, 2005. However, effective April 11, 2005, the Funds are subject to a different expense structure. SISI also allocated to each Fund certain charges or credits resulting from transfer agency banking activities based on each Funds' subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From January 1, 2005, through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statements of Operations are as follows:

                                                              Waived Fees and
Fund                                                        Reimbursed Expenses
--------------------------------------------------------------------------------
VT DISCOVERY FUND                                              $   (12,039)
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                             (1,226,565)
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                        (31,787)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended June 30, 2006, were as follows:

Fund                                 Purchases at Cost       Sales Proceeds
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND               $  3,604,144           $ 16,650,635
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND               5,392,230              5,977,611
--------------------------------------------------------------------------------
VT DISCOVERY FUND                       152,940,307            173,879,369
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                     4,634,235             19,037,889
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                9,134,045             10,156,624
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                2,220,684              5,647,320
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND              7,872,353              2,541,057
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                     196,898,551            227,706,962
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                141,450,366            152,789,436
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND               9,370,420             11,668,895
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND               336,042,340            323,220,630
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      The Money Market Fund trades exclusively in short-term securities, as such purchases and sales are not reflected in the schedule.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended June 30, 2006, there were no borrowings by Variable Trust Funds under the agreement.

      Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net assets.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising Wells Fargo Funds Trust, the Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Chair of Finance, Wake Forest        None
63                                                  University, since 2006. Benson-
                                                    Pruitt Professorship, Wake
                                                    Forest University, Calloway
                                                    School of Business and
                                                    Accountancy, since 1999.
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO, and Co-               None
63                       (Chairman, since 2005)     Founder of Crystal Geyser
                                                    Water Company, and President
                                                    of Crystal Geyser Roxane Water
                                                    Company.
--------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President    None
72                                                  of Richard M. Leach Associates
                                                    (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk      None
53                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement.
                                                    Research Associate and Board
                                                    Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public       None
54                                                  relations firm of Himle-Horner,
                                                    and Senior Fellow at the
                                                    Humphrey Institute,
                                                    Minneapolis, Minnesota (a
                                                    public policy organization).

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of         None
66                                                  Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate         None
61                                                  Developer. Prior thereto,
                                                    Chairman of White Point
                                                    Capital, LLC until 2005.

OFFICERS

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of          None
47                                                  Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC
                                                    from 2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000      Vice President and Managing          None
46                                                  Senior Counsel of Wells Fargo
                                                    Bank, N.A. and Senior Vice
                                                    President and Secretary of Wells
                                                    Fargo Funds Management, LLC.
                                                    Vice President and Senior
                                                    Counsel of Wells Fargo Bank,
                                                    N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------
A. Erdem Cimen           Treasurer, since 2006      Vice President of Wells Fargo        None
32                                                  Bank, N.A. and Vice President
                                                    of Financial Operations for
                                                    Wells Fargo Funds
                                                    Management, LLC. Vice
                                                    President and Group
                                                    Finance Officer of Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    from 2004 to 2006. Vice
                                                    President of Portfolio Risk
                                                    Management for Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    in 2004. Vice President of
                                                    Portfolio Research and Analysis
                                                    for Wells Fargo Bank, N.A.
                                                    Auto Finance Group from 2001
                                                    to 2004. Director of Small
                                                    Business Services Risk
                                                    Management for American
                                                    Express Travel Related
                                                    Services from 2000 to 2001.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance           Head of Mutual Fund                  None
44                       Officer, since 2004        Compliance for Wells Fargo
                                                    Bank and Wells Fargo Funds
                                                    Management, LLC from 1995
                                                    to 2002; Chief Compliance
                                                    Officer of Wells Fargo Funds
                                                    Management, LLC since 2004.

--------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of June 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

ASSET ALLOCATION FUND, C&B LARGE CAP VALUE FUND, DISCOVERY FUND, EQUITY INCOME FUND, INTERNATIONAL CORE FUND, LARGE COMPANY CORE FUND, LARGE COMPANY GROWTH FUND, MONEY MARKET FUND, SMALL/MID CAP VALUE FUND, OPPORTUNITY FUND, SMALL CAP GROWTH FUND AND TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Asset Allocation Fund, C&B Large Cap Value Fund, Discovery Fund, Equity Income Fund, International Core Fund, Large Company Core Fund, Large Company Growth Fund, Money Market Fund, Opportunity Fund, Small/Mid Cap Value Fund, Small Cap Growth Fund and Total Return Bond Fund (the "Funds"); (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Asset Allocation Fund, Discovery Fund, Equity Income Fund, Money Market Fund, Opportunity Fund, Small/Mid Cap Value Fund, Small Cap Growth Fund and Total Return Bond Fund; (iii) an investment subadvisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Fund; (iv) an investment subadvisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the Large Company Core Fund; (v) an investment subadvisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Fund; and (vi) an investment subadvisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the Large Company Growth Fund. The investment advisory agreement with Funds Management and the investment subadvisory agreements with Wells Capital Management, Cooke & Bieler, Matrix, New Star and Peregrine (the "Subadvisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Subadvisers and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Subadvisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Subadvisers. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and the Subadvisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's and each Subadviser's compensation programs for personnel involved in the management of the Funds.

      The Board further considered the compliance programs and compliance records of Funds Management and the Subadvisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Subadvisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Subadvisers.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of each Fund, except the C&B Large Cap Value Fund, Equity Income Fund, International Core Fund, Large Company Core Fund and Large Company Growth Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for all time periods. The Board noted that the performance of the C&B Large Cap Value Fund, Equity Income Fund, International Core Fund Large Company Core Fund and Large Company Growth Fund, was below each Fund's Peer Group's median performance for all time periods, and required further review. Upon further review, the Board noted that the C&B Large Cap Value Fund's underweight position in energy and utility stocks was the primary factor contributing to its relative underperformance, that the International Core Fund's underperformance was due, in part, to the Fund's portfolio managers' underweight position in Japanese financial securities and that the Large Company Growth Fund's performance had improved in the latter half of 2005 into 2006. Upon further review, the Board also noted that the Large Company Core Fund's underperformance was due in large part to Matrix's dramatic underweighting of energy and utility stocks in the Fund's portfolio, but noted that Matrix had only been recently appointed as sub-adviser to the Fund and that its longer-term track record remained strong. Accordingly, the Board asked for continued reports on the performance of the C&B Large Cap Value Fund, Equity Income Fund, International Core Fund, Large Company Core Fund and Large Company Growth Fund.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the Funds' net operating expense ratios were lower than, equal to, or not appreciably higher than, the Funds' Peer Groups' median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administrative fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to the Subadvisers for investment subadvisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Groups. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses (including Wells Capital Management and Peregrine) of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      The Board did not consider a separate profitability analysis of Wells Capital Management and Peregrine, as their separate profitability from their relationships with the Asset Allocation Fund, Discovery Fund, Equity Income Fund, Large Company Growth Fund, Money Market Fund, Opportunity Fund, Small/Mid Cap Value Fund, Small Cap Growth Fund and Total Return Bond Fund was not a material factor in determining whether to renew the agreements. The Board did not consider profitability information with respect to Cooke & Bieler, Matrix and New Star, which are not affiliated with Funds Management. The Board considered that the subadvisory fees paid to Cooke & Bieler, Matrix and New Star had been negotiated by Funds Management on an arm's length basis and that Cooke & Bieler's, Matrix's and New Star's separate profitability from their relationships with the C&B Large Cap Value Fund, International Core Fund and Large Company Core Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Subadvisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Subadvisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUBADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Subadvisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Subadvisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Subadvisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Subadvisers and their affiliates).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Subadvisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and the Subadvisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and the Subadvisers at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                 LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      CMT           --Constant Maturity Treasury
      COFI          --Cost of Funds Index
      Connie Lee    --Connie Lee Insurance Company
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      EDFA          --Education Finance Authority
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      FRN           --Floating Rate Notes
      FSA           --Financial Security Assurance Incorporated
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MUD           --Municipal Utility District
      MTN           --Medium Term Note
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PLC           --Private Placement
      PSFG          --Public School Fund Guaranty
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      R&D           --Research & Development
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      STEERS        --Structured Enhanced Return Trust
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      V/R           --Variable Rate
      WEBS          --World Equity Benchmark Shares
      XLCA          --XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(c) 2006 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                   RT57892 08-06
                                                               SVTF/SAR124 06-06

ITEM 2. CODE OF ETHICS
=======================
Not required in this filing


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
========================================
Not required in this filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES
==============================================================
Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
========================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASES
================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust

                                                     By:  /s/ Karla M. Rabusch
                                                          --------------------
                                                          Karla M. Rabusch
                                                          President

                                                     By:  /s/ A. Erdem Cimen
                                                          --------------------
                                                          A. Erdem Cimen
                                                          Treasurer

                                                     Date: August 21, 2006

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Advantage Variable Trust Asset Allocation Fund, Wells Fargo Advantage Variable Trust Equity Income Fund, Wells Fargo Advantage Variable Trust C&B Large Cap Value Fund, Wells Fargo Advantage Variable Trust Discovery Fund, Wells Fargo Advantage Variable Trust Large Company Core Fund, Wells Fargo Advantage Variable Trust International Core Fund, Wells Fargo Advantage Variable Trust Large Company Growth Fund, Wells Fargo Advantage Variable Trust Money Market Fund, Wells Fargo Advantage Variable Trust Small/Mid Cap Value Fund, Wells Fargo Advantage Variable Trust Opportunity Fund, Wells Fargo Advantage Variable Trust Small Cap Growth Fund, and the Wells Fargo Advantage Variable Trust Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: August 21, 2006

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                                                Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Advantage Variable Trust Asset Allocation Fund, Wells Fargo Advantage Variable Trust Equity Income Fund, Wells Fargo Advantage Variable Trust C&B Large Cap Value Fund, Wells Fargo Advantage Variable Trust Discovery Fund, Wells Fargo Advantage Variable Trust Large Company Core Fund, Wells Fargo Advantage Variable Trust International Core Fund, Wells Fargo Advantage Variable Trust Large Company Growth Fund, Wells Fargo Advantage Variable Trust Money Market Fund, Wells Fargo Advantage Variable Trust Small/Mid Cap Value Fund, Wells Fargo Advantage Variable Trust Opportunity Fund, Wells Fargo Advantage Variable Trust Small Cap Growth Fund, and the Wells Fargo Advantage Variable Trust Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: August 21, 2006

/s/ A. Erdem Cimen
-----------------------
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


        Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2006
(the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: August 21, 2006

                                                     /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION


        Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2006
(the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: August 21, 2006

                                                     /s/ A. Erdem Cimen
                                                     ------------------


                                                     A. Erdem Cimen
                                                     Treasurer
                                                     Wells Fargo Funds Trust